UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23222
Hartford Funds Exchange-Traded Trust
(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
Registrant's telephone number, including area code:
(610) 386-4068
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
(a)

Annual Shareholder Report
July 31, 2025
Hartford AAA CLO ETF
TRPA/Cboe BZX
This annual shareholder report contains important information about the Hartford AAA CLO ETF (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford AAA CLO ETF	$25	0.24%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended July 31, 2025, as measured by the Bloomberg U.S. Aggregate Bond Index. Credit sectors produced positive excess returns over duration-equivalent government bonds as spreads compressed, with higher-yielding sectors generally performing best, benefiting from their coupon advantage.
Top Contributors to Performance
  The portfolio’s credit quality positioning was the primary contributor to performance during the period. The fund has flexibility to invest up to 20% in AA or A-rated Collateralized Loan Obligations (CLOs) to enhance income and total return potential. The fund averaged an allocation of approximately 12% outside of AAA-rated CLOs during the period, which provided the portfolio with additional yield and return.
Top Detractors to Performance
  The Fund’s lower allocation to AAA-rated CLOs detracted marginally from relative returns.
The views expressed reflect the opinions of the Fund's sub-advisor, Wellington Management Company LLP, as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
05/30/18
07/31/18
07/31/19
07/31/20
07/31/21
07/31/22
07/31/23
07/31/24
07/31/25
Hartford AAA CLO ETF
$10,000 starting value
$12,660 ending value
JP Morgan CLOIE AAA Index
$10,000 starting value
$13,285 ending value
Bloomberg 1-3 Year US Government/Credit Index
$10,000 starting value
$11,752 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,276 ending value

Average Annual Total Returns For the Periods Ended July 31, 2025	1 Year	5 Years	Since Inception (May 30, 2018)
Fund	5.90%	2.94%	3.34%
JP Morgan CLOIE AAA Index	5.97%	4.67%	4.04%
Bloomberg 1-3 Year US Government/Credit Index	4.68%	1.54%	2.25%
Bloomberg US Aggregate Bond Index	3.38%	(1.07)%	1.63%
As of February 12, 2024, the Fund changed its investment objective, principal investment strategy and management fee rate, and information after that date reflects those changes.
Effective February 12, 2024, the Fund changed its benchmark to the JP Morgan CLOIE AAA Index. Prior to February 12, 2024, the Fund’s benchmark was Bloomberg 1-3 Year US Government/Credit Index. The Fund changed its benchmark because the investment manager believes that the new benchmark better reflects the Fund’s revised objective and investment strategy.
The JP Morgan CLOIE AAA Index is the Fund's performance index and the Bloomberg U.S. Aggregate Bond Index serves as the Fund's regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics as of
July 31, 2025
Fund's net assets	$108,841,990
Total number of portfolio holdings (excluding derivatives, if any)	123
Total investment management fees paid	$231,366
Portfolio turnover rate	51%
Graphical Representation of Holdings as of July 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	99.3%
Short-Term Investments	0.7%
Other Assets & Liabilities	0.0%†
Total	100.0%
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since August 1, 2024.
Effective as of November 27, 2024, the Fund’s principal investment strategy was revised to remove the reference to investments in private placements and replace it with a reference to investments in restricted securities. In addition, “Mortgage-Related and Asset-Backed Securities Risk” was removed from the principal risks for the Fund. These changes result from the change in the Fund’s investment strategy that was completed in 2024. This summary provides an overview of certain changes to the Fund during the fiscal year ended July 31, 2025.
For more complete information, you may review the Fund's prospectus dated November 27, 2024, which is currently available at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).

AR_ATRPA_0725

Annual Shareholder Report
July 31, 2025
Hartford Core Bond ETF
HCRB/Cboe BZX
This annual shareholder report contains important information about the Hartford Core Bond ETF (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Core Bond ETF	$30	0.29%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended July 31, 2025, as measured by the Bloomberg U.S. Aggregate Bond Index. On an excess return basis, credit sectors produced positive returns over duration-equivalent government bonds as spreads compressed, with higher-yielding sectors generally performing best.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on results as spreads tightened. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) contributed positively to relative performance as supply shortages continued to support home prices albeit at a slower pace. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance on improved investor sentiment.
  The Fund’s security selection within Investment Grade Credit and an overweight to Utilities was beneficial for performance over the period.
Top Detractors to Performance
  Duration and yield curve positioning was the main detractor from relative performance following the increase in sovereign yields.
  An allocation to Treasury Inflation-Protected Securities (TIPS) was a modest detractor from results.
  Within Investment Grade credit, an underweight to Industrials detracted from relative performance.
The Fund held tactical interest rate positions during the period, including interest rate futures and swaps; overall duration and yield curve positioning detracted from relative results. Credit default swaps (CDX) were used to manage credit exposure and overall portfolio risk. Investment grade CDX positions had a muted impact on performance.
The views expressed reflect the opinions of the Fund's sub-advisor, Wellington Management Company LLP, as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended July 31, 2025	1 Year	5 Years	Since Inception (February 19, 2020)
Fund	3.59%	(1.01)%	0.29%
Bloomberg US Aggregate Bond Index	3.38%	(1.07)%	0.00%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of
July 31, 2025
Fund's net assets	$336,717,313
Total number of portfolio holdings	881
Total investment management fees paid	$849,710
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	47%
Graphical Representation of Holdings as of July 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	40.1%
U.S. Government Agencies^	31.4%
Corporate Bonds	23.0%
Asset & Commercial Mortgage-Backed Securities	17.8%
Foreign Government Obligations	1.5%
Municipal Bonds	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	(14.4)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).

AR_AHCRB_0725

Annual Shareholder Report
July 31, 2025
Hartford Large Cap Growth ETF
HFGO/Cboe BZX
This annual shareholder report contains important information about the Hartford Large Cap Growth ETF (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Large Cap Growth ETF	$67	0.59%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 1000 Growth Index, posted positive returns during the trailing twelve-month period ended July 31, 2025.
Top Contributors to Performance
  Security selection was the primary driver of the Fund’s positive relative performance with strong selections in Industrials, Information Technology, and Health Care sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also contributed to returns. The effect of allocation decisions was driven by the Fund’s overweight to Communication Services and underweight to Consumer Staples.
  The largest individual relative contributors during the period included overweight positions in Spotify Technology (Communication Services), Axon Enterprise (Industrials), and Broadcom (Information Technology).
Top Detractors to Performance
  The largest individual relative detractors during the period included an underweight position in Tesla (Consumer Discretionary), not owning Palantir Technologies (Information Technology), and an overweight position in Uber Technologies (Industrials).
The views expressed reflect the opinions of the Fund's sub-advisor, Wellington Management Company LLP, as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$20,000
$15,000
$10,000
$5,000
$0
11/09/21
01/31/22
07/31/22
01/31/23
07/31/23
01/31/24
07/31/24
01/31/25
07/31/25
Hartford Large Cap Growth ETF
$10,000 starting value
$12,870 ending value
Russell 1000 Index
$10,000 starting value
$13,938 ending value
Russell 1000 Growth Index
$10,000 starting value
$14,944 ending value

Average Annual Total Returns For the Periods Ended July 31, 2025	1 Year	Since Inception (November 09, 2021)
Fund	25.75%	7.00%
Russell 1000 Growth Index	23.75%	11.24%
Russell 1000 Index	16.54%	9.23%
The Russell 1000 Growth Index serves as the Fund's performance index and the Russell 1000 Index serves as the Fund's regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics as of
July 31, 2025
Fund's net assets	$160,204,598
Total number of portfolio holdings (excluding derivatives, if any)	51
Total investment management fees paid	$794,307
Portfolio turnover rate	68%
Graphical Representation of Holdings as of July 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	47.6%
Communication Services	18.6%
Consumer Discretionary	12.2%
Health Care	8.3%
Financials	5.4%
Industrials	2.8%
Real Estate	1.8%
Utilities	0.9%
Energy	0.8%
Consumer Staples	0.4%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since August 1, 2024.
Effective as of November 27, 2024, the Fund’s principal investment strategy was revised to remove the reference to investments in American Depositary Receipts and add a reference to investments in the communications services sector. In addition, the following risks were removed from the principal risks of the Fund and designated instead as secondary risks: Depositary Receipts Risk, Foreign Investments Risk and Cash Transactions Risk. Active Trading Risk was removed from the Fund’s principal risks and from the Prospectus. These changes result from the Fund’s conversion from a semi-transparent ETF to a fully transparent ETF subject to Rule 6c-11 under the Investment Company Act of 1940, as amended, that was completed during 2024. This summary provides an overview of certain changes to the Fund during the fiscal year ended July 31, 2025.
For more complete information, you may review the Fund's prospectus dated November 27, 2024, which is currently available at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).

AR_AHFGO_0725

Annual Shareholder Report
July 31, 2025
Hartford Municipal Opportunities ETF
HMOP/NYSE Arca
This annual shareholder report contains important information about the Hartford Municipal Opportunities ETF (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Municipal Opportunities ETF	$29	0.29%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended July 31, 2025, as measured by the Bloomberg U.S. Aggregate Bond Index. Credit sectors produced positive excess returns over duration-equivalent government bonds as spreads compressed, with higher-yielding sectors generally performing best, benefiting from their coupon advantage.
Top Contributors to Performance
  Security selection within investment-grade revenue bonds contributed positively to performance, particularly in the Tax, Utilities, Education, and Transportation sectors.
  Our underweight allocation to general obligation revenue bonds also added to performance, especially within the Local GO (General Obligation) segment.
Top Detractors to Performance
  The primary detractor from the Fund’s performance from a sector perspective was the out-of-benchmark sector allocation to high-yield revenue bonds, particularly within the Industrial Development and Resource Recovery sectors.
  Duration and yield curve positioning also detracted from performance, as the Fund was overweight the long end of the yield curve which sold off during the period.
The views expressed reflect the opinions of the Fund's sub-advisor, Wellington Management Company LLP, as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
12/13/17
07/31/18
07/31/19
07/31/20
07/31/21
07/31/22
07/31/23
07/31/24
07/31/25
Hartford Municipal Opportunities ETF
$10,000 starting value
$11,902 ending value
Bloomberg Municipal Bond Index
$10,000 starting value
$11,397 ending value
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
$10,000 starting value
$11,566 ending value

Average Annual Total Returns For the Periods Ended July 31, 2025	1 Year	5 Years	Since Inception (December 13, 2017)
Fund	1.41%	0.93%	2.31%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	1.99%	0.63%	1.94%
Bloomberg Municipal Bond Index	0.00%	0.13%	1.76%
The Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index serves as the Fund's performance index and the Bloomberg Municipal Bond Index serves as the Fund's regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics as of
July 31, 2025
Fund's net assets	$585,186,773
Total number of portfolio holdings (excluding derivatives, if any)	572
Total investment management fees paid	$1,466,867
Portfolio turnover rate	43%
Graphical Representation of Holdings as of July 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
Texas	12.9%
Illinois	9.2%
New York	9.0%
California	6.3%
Colorado	3.8%
Alabama	3.7%
Connecticut	3.7%
Wisconsin	3.3%
Pennsylvania	3.1%
Massachusetts	3.0%
Other*	38.6%
Short-Term Investments	1.0%
Other Assets & Liabilities	2.4%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other along with U.S. Government Agencies.
Material Fund Changes
This is a summary of certain changes to the Fund since August 1, 2024.
Effective as of November 27, 2024, the Fund’s investment strategy was revised to remove references to the sub-adviser’s consideration of ESG (environmental, social and governance) factors in making investment decisions for the Fund. In addition, ESG Integration Risk was removed from the Fund’s principal risks and designated instead as a secondary risk of the Fund. This summary provides an overview of certain changes to the Fund during the fiscal year ended July 31, 2025.
For more complete information, you may review the Fund's prospectus dated November 27, 2024, which is currently available at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).

AR_AHMOP_0725

Annual Shareholder Report
July 31, 2025
Hartford Quality Value ETF
QUVU/Cboe BZX
This annual shareholder report contains important information about the Hartford Quality Value ETF (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Quality Value ETF	$46	0.45%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) value equities, as measured by the Russell 1000 Value Index, rose over the trailing twelve-month period ending July 31, 2025, supported by strong corporate earnings, resilient consumer spending, and a rebound in technology stocks, despite interspersed periods of heightened volatility from trade tensions and inflation concerns.
Top Contributors to Performance
  Security selection within the Energy and Financials sectors contributed positively to relative performance.
  Overweight allocations to Consumer Staples, Utilities, and Communication Services also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Philip Morris International (Consumer Staples), Morgan Stanley (Financials), and a non-benchmark allocation to Broadcom (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Industrials, Healthcare, and Materials sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was also a modest relative detractor during the period due to the Fund’s underweight allocation to Industrials and overweight allocation to the Healthcare and Energy sectors.
  The largest individual detractors over the period were overweight positions in UnitedHealth Group (Healthcare), Elevance Health (Healthcare), and Merck (Healthcare).
The views expressed reflect the opinions of the Fund's sub-advisor, Wellington Management Company LLP, as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
07/31/15
07/31/16
07/31/17
07/31/18
07/31/19
07/31/20
07/31/21
07/31/22
07/31/23
07/31/24
07/31/25

Hartford Quality Value ETF
$10,000 starting value
$21,906 ending value

Russell 1000 Value Index
$10,000 starting value
$24,116 ending value

Russell 1000 Index
$10,000 starting value
$35,117 ending value

Average Annual Total Returns For the Periods Ended July 31, 2025	1 Year	5 Years	10 Years
Fund	2.34%	11.23%	8.16%
Russell 1000 Value Index	8.79%	13.18%	9.20%
Russell 1000 Index	16.54%	15.49%	13.38%
Prior to the close of business on October 13, 2023, the Fund operated as an open-end mutual fund (the "Predecessor Fund"). The Fund has the same investment objective, strategies and policies as the Predecessor Fund. The returns prior to the Fund's listing on the exchange include the returns of the Predecessor Fund's share classes and operating expenses as follows: Class F (February 28, 2017 to October 13, 2013); and Class I (August 31, 2006 to February 27, 2017).
The Russell 1000 Value Index serves as the Fund's performance index and the Russell 1000 Index serves as the Fund's regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics as of
July 31, 2025
Fund's net assets	$172,620,542
Total number of portfolio holdings (excluding derivatives, if any)	65
Total investment management fees paid	$790,895
Portfolio turnover rate	31%
Graphical Representation of Holdings as of July 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	23.8%
Industrials	12.7%
Health Care	12.4%
Information Technology	10.6%
Communication Services	7.0%
Utilities	7.0%
Energy	6.8%
Consumer Staples	5.9%
Consumer Discretionary	5.0%
Real Estate	4.3%
Materials	3.1%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since August 1, 2024.
Effective as of November 27, 2024, the Fund’s investment strategy was revised to remove references to the sub-adviser’s consideration of ESG (environmental, social and governance) factors in making investment decisions for the Fund. In addition, ESG Integration Risk was removed from the Fund’s principal risks and designated instead as a secondary risk of the Fund. This summary provides an overview of certain changes to the Fund during the fiscal year ended July 31, 2025.
For more complete information, you may review the Fund's prospectus dated November 27, 2024, which is currently available at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).

AR_AQUVU_0725

Annual Shareholder Report
July 31, 2025
Hartford Schroders Tax-Aware Bond ETF
HTAB/NYSE Arca
This annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond ETF (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Schroders Tax-Aware Bond ETF	$39	0.39%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors, as measured by the Bloomberg U.S. Aggregate Bond Index, generated positive total returns during the trailing twelve-month period ended July 31, 2025. Credit sectors produced positive excess returns over duration-equivalent government bonds as spreads compressed. Higher-yielding sectors generally performed better than other risk assets. Tax-Exempt Municipals were notable underperformers relative to Treasuries and other risk assets because of elevated yields and heavy supply.
Top Contributors to Performance
  Sector selection due to the overweight to the Tax-Exempt Federal Agency and Tax-Exempt Other Revenue sectors was positive. Although it was a difficult year for Tax-Exempt Municipals, these sectors outperformed the broad municipal index which benefited the fund’s performance given the overweight exposure.
  Security selection within the Tax-Exempt Healthcare, Tax-Exempt General Obligation (GOs) and Tax-Exempt Utility sectors was a positive factor due to notable impacts from multiple issues and issuers.
Top Detractors to Performance
  Duration impacts were notably negative due to the overweight allocation to long (i.e., 10 years and longer) maturity tax-exempt bonds. During the period, yields for Tax-Exempt Municipals rose which negatively impacted both absolute and relative performance.
  Tax-exempt new issuance over the period was extremely heavy as municipalities faced inflationary pressures to fund new projects and uncertain funding from the federal government. Many issuers with healthy balance sheets felt it was better to secure financing in calm markets rather than wait.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Ltd. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Period Ended July 31, 2025	1 Year	5 Years	Since Inception (April 18, 2018)
Fund	(1.52)%	(0.40)%	1.62%
Bloomberg Municipal Bond Index	0.00%	0.13%	1.92%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of
July 31, 2025
Fund's net assets	$388,171,058
Total number of portfolio holdings	221
Total investment management fees paid	$1,639,498
Portfolio turnover rate	66%
Graphical Representation of Holdings as of July 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	87.6%
U.S. Government Agencies^	5.7%
Short-Term Investments	5.6%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).

AR_AHTAB_0725

Annual Shareholder Report
July 31, 2025
Hartford Strategic Income ETF
(formerly, Hartford Sustainable Income ETF)
HFSI/Cboe BZX
This annual shareholder report contains important information about the Hartford Strategic Income ETF (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Strategic Income ETF	$51	0.50%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended July 31, 2025, as measured by the Bloomberg U.S. Aggregate Bond Index. On an excess return basis, credit sectors produced positive returns over duration-equivalent government bonds as spreads compressed, with higher-yielding sectors generally performing best.
Top Contributors to Performance
  An allocation to High Yield was the top positive contributor to relative performance, led by Industrials and Financials, and an allocation to Bank Loans Industrial Issuers also aided relative results. The Fund’s allocation to convertible bonds focused on digitization and healthcare innovation themes also had a positive impact on relative performance.
  The Fund’s exposure to Emerging Market (EM) debt, both EM Corporate and to a lesser extent select EM Sovereign debt, contributed positively to relative performance amid spread narrowing.
  The Fund’s allocation to Structured Finance sectors had a positive impact on results as spreads tightened. The Fund’s positioning within Non-Agency Residential Mortgage-Backed Securities (RMBS) benefited relative performance as supply shortages continued to support home prices, albeit at a slower pace. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance on improved investor sentiment. Positioning within Agency Mortgage-Backed Security (MBS) Passthroughs also benefited results.
  The Fund implemented tactical duration and yield curve positioning relative to the benchmark which helped results over the period.
Top Detractors to Performance
  The Fund’s positioning within Investment Grade Credit negatively affected relative performance.
  The Fund’s Developed Government Bond positioning hurt results overall following the increase in sovereign yields.
The Fund implemented tactical interest rate positions during the period, which contributed positively to relative results. During the period, the Fund used futures and currency forwards to implement non-US rate and currency positions which detracted modestly from results in aggregate. The Fund also made use of interest rate swaps to manage interest rate risk and duration of the portfolio which had a small negative impact on results. Credit swaps (CDX and iTRAXX) were used to manage credit exposure and overall portfolio risk. EM Credit Default Swap (CDX) positions had a neutral impact on performance during the period, while high yield CDX contributed positively to results.
The views expressed reflect the opinions of the Fund's sub-advisor, Wellington Management Company LLP, as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended July 31, 2025	1 Year	Since Inception (September 21, 2021)
Fund	7.98%	1.91%
Bloomberg US Aggregate Bond Index	3.38%	(1.21)%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics as of
July 31, 2025
Fund's net assets	$165,447,885
Total number of portfolio holdings	776
Total investment management fees paid	$460,848
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	136%
Graphical Representation of Holdings as of July 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	33.6%
Asset & Commercial Mortgage-Backed Securities	20.2%
U.S. Government Securities	18.4%
Senior Floating Rate Interests	10.1%
U.S. Government Agencies^	9.9%
Convertible Bonds	7.2%
Foreign Government Obligations	5.6%
Preferred Stocks	1.0%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Other Assets & Liabilities	(6.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).

AR_AHFSI_0725

Annual Shareholder Report
July 31, 2025
Hartford Total Return Bond ETF
HTRB/NYSE Arca
This annual shareholder report contains important information about the Hartford Total Return Bond ETF (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Total Return Bond ETF	$29	0.29%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended July 31, 2025, as measured by the Bloomberg U.S. Aggregate Bond Index. On an excess return basis, credit sectors produced positive returns over duration-equivalent government bonds as spreads compressed, with higher-yielding sectors generally performing best.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on results as spreads tightened. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) benefited relative performance as supply shortages continued to support home prices, albeit at a slower pace. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance on improved investor sentiment. Positioning within Agency Mortgage-Backed Security (MBS) also benefited results despite an increase in volatility.
  Out-of-benchmark exposure to High Yield aided results over the period, particularly Industrials. The Fund’s allocation to Emerging Market (EM) sovereign debt modestly benefited relative performance.
Top Detractors to Performance
  Duration and yield curve positioning was the main detractor from relative performance following the increase in sovereign yields.
  The Fund’s underweight in Investment Grade Credit, particularly Industrials, detracted from relative performance.
The Fund held tactical interest rate positions during the period, including interest rate futures and swaps; overall duration and yield curve positioning detracted from relative results. During the period, the Fund used currency forwards and options to implement non-US rate and currency positions which had a negligible impact on performance, in aggregate. Credit default swaps (CDX) were used to manage credit exposure and overall portfolio risk. EM credit default swap (CDX) positions had a neutral impact on performance during the period, and a small allocation to investment grade CDX also had a muted impact.
The views expressed reflect the opinions of the Fund's sub-advisor, Wellington Management Company LLP, as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended July 31, 2025	1 Year	5 Years	Since Inception (September 27, 2017)
Fund	3.33%	(0.43)%	1.90%
Bloomberg US Aggregate Bond Index	3.38%	(1.07)%	1.35%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of
July 31, 2025
Fund's net assets	$1,993,460,441
Total number of portfolio holdings	1,558
Total investment management fees paid	$5,611,114
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	61%
Graphical Representation of Holdings as of July 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	41.7%
U.S. Government Securities	31.6%
Corporate Bonds	22.8%
Asset & Commercial Mortgage-Backed Securities	18.3%
Foreign Government Obligations	2.1%
Municipal Bonds	0.3%
Short-Term Investments	0.5%
Other Assets & Liabilities	(17.3)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).

AR_AHTRB_0725

(b) Not applicable.

Item 2. Code of Ethics.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description. The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions. A copy of the code of ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the registrant (the “Board”) has designated David Sung as an Audit Committee Financial Expert. Mr. Sung is considered by the Board to be an independent trustee.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were:

$237,490 for the fiscal year ended July 31, 2025; $251,987 for the fiscal year ended July 31, 2024.

(b)

Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were:

$0 for the fiscal year ended July 31, 2025; $12,000 for the fiscal year ended July 31, 2024. Audit related services are for SAS 100 procedures and N-14 consent.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were:

$69,888 for the fiscal year ended July 31, 2025; $76,388 for the fiscal year ended July 31, 2024. Tax-related services are principally in connection with, but not limited to, general tax compliance services and excise tax review.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were:

$209 for the fiscal year ended July 31, 2025; $221 for the fiscal year ended July 31, 2024. These fees were principally in connection with, but not limited to, general audit related products and services and an accounting research tool subscription.

(e)	(1)	The Pre-Approval Policies and Procedures (the “Policy”) adopted by the Audit Committee of the registrant (also, the “Fund”) sets forth the procedures pursuant to which services performed by the independent registered public accounting firm for the registrant may be pre-approved. The following summarizes the pre-approval requirements under the Policy.

a.	The Audit Committee must pre-approve all audit services and non-audit services that the independent registered public accounting firm provides to the Fund.

b.

The Audit Committee must pre-approve any engagement of the independent registered public accounting firm to provide non-audit services to any Service Affiliate (which is defined to include any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund) during the period of the independent registered public accounting firm’s engagement to provide audit services to the Fund, if the non-audit services to the Service Affiliate directly impact the Fund’s operations and financial reporting.

c.

The Audit Committee, from time to time, may designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Audit Committee’s behalf, any non-audit services, whether to the Fund or to any Service Affiliate, that have not been pre-approved by the Audit Committee. The Designated Member also shall review, on the Audit Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. In considering any requested non-audit services or proposed material change in such services, the Designated Member shall not authorize services which would exceed $50,000 in fees for such services.

d.

The independent registered public accounting firm may not provide specified prohibited non-audit services set forth in the Policy to the Fund, the Fund’s investment adviser, the Service Affiliates or any other member of the investment company complex.

(e)	(2)	One hundred percent of the services described in items 4(b) through 4(d) were approved in accordance with the Audit Committee’s Pre-Approval Policy. As a result, none of such services was approved pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X.

(f)

None of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the fiscal year ended July 31, 2025 were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were:

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant: $70,097 for the fiscal year ended July 31, 2025; $76,609 for the fiscal year ended July 31, 2024.

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser was $121,499 for the fiscal year ended July 31, 2025 and $121,199 for the fiscal year ended July 31, 2024.

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)

The Registrant has an audit committee that was established by the Board of Trustees of the Registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Registrant’s Audit Committee are Hilary E. Ackermann, Derrick D. Cephas, Paul L. Rosenberg, and David Sung.

(b)	Not applicable.

Item 6. Investments.

(a)	The information required by this Item 6(a) is included in the Annual Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Hartford Active ETFs
Annual Financial Statements
and Other Information
July 31, 2025
◼Hartford AAA CLO ETF
◼Hartford Core Bond ETF
◼Hartford Large Cap Growth ETF
◼Hartford Municipal Opportunities ETF
◼Hartford Quality Value ETF
◼Hartford Schroders Tax-Aware Bond ETF
◼Hartford Strategic Income ETF[1]
◼Hartford Total Return Bond ETF

[1]	Formerly, Hartford Sustainable Income ETF

Hartford Active ETFs
Table of Contents

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
Hartford AAA CLO ETF	3
Hartford Core Bond ETF	6
Hartford Large Cap Growth ETF	19
Hartford Municipal Opportunities ETF	21
Hartford Quality Value ETF	31
Hartford Schroders Tax-Aware Bond ETF	33
Hartford Strategic Income ETF	38
Hartford Total Return Bond ETF	56
Glossary	77
Statements of Assets and Liabilities:
Hartford AAA CLO ETF	78
Hartford Core Bond ETF	78
Hartford Large Cap Growth ETF	78
Hartford Municipal Opportunities ETF	78
Hartford Quality Value ETF	78
Hartford Schroders Tax-Aware Bond ETF	79
Hartford Strategic Income ETF	79
Hartford Total Return Bond ETF	79
Statements of Operations:
Hartford AAA CLO ETF	80
Hartford Core Bond ETF	80
Hartford Large Cap Growth ETF	80
Hartford Municipal Opportunities ETF	80
Hartford Quality Value ETF	80
Hartford Schroders Tax-Aware Bond ETF	81
Hartford Strategic Income ETF	81
Hartford Total Return Bond ETF	81
Statements of Changes in Net Assets:
Hartford AAA CLO ETF	82
Hartford Core Bond ETF	82
Hartford Large Cap Growth ETF	83
Hartford Municipal Opportunities ETF	83
Hartford Quality Value ETF	84
Hartford Schroders Tax-Aware Bond ETF	84
Hartford Strategic Income ETF	85
Hartford Total Return Bond ETF	85
Financial Highlights:
Hartford AAA CLO ETF	86
Hartford Core Bond ETF	86

Hartford Active ETFs

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Hartford AAA CLO ETF
Schedule of Investments
July 31, 2025

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 99.3%
	Other Asset-Backed Securities - 99.3%
$ 1,000,000	720 East CLO IV Ltd. 5.92%, 04/15/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	$1,001,039
	720 East CLO Ltd.
420,000	5.69%, 04/15/2038, 3 mo. USD Term SOFR + 1.37%(1)(2)	420,324
1,000,000	6.47%, 10/15/2036, 3 mo. USD Term SOFR + 2.15%(1)(2)	1,002,526
880,000	720 East CLO VI Ltd. 5.69%, 01/20/2038, 3 mo. USD Term SOFR + 1.36%(1)(2)	882,667
2,000,000	AGL CLO 3 Ltd. 5.47%, 04/15/2038, 3 mo. USD Term SOFR + 1.15%(1)(2)	1,997,792
1,000,000	AGL CLO 33 Ltd. 5.68%, 07/21/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	1,002,132
1,000,000	Apidos CLO Ltd. 5.67%, 01/20/2038, 3 mo. USD Term SOFR + 1.34%(1)(2)	1,003,324
2,000,000	Apidos CLO XL Ltd. 5.67%, 07/15/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	2,005,134
	Apidos CLO XXVIII
600,000	5.99%, 01/20/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	599,700
600,000	6.04%, 10/20/2038, 3 mo. USD Term SOFR + 1.65%(1)(2)	600,000
800,000	Apidos CLO XXXIII Ltd. 6.27%, 04/24/2038, 3 mo. USD Term SOFR + 1.95%(1)(2)	803,469
1,000,000	Apidos CLO XXXIX Ltd. 5.63%, 04/21/2035, 3 mo. USD Term SOFR + 1.30%(1)(2)	1,001,187
1,000,000	ARES LX CLO Ltd. 5.51%, 07/18/2034, 3 mo. USD Term SOFR + 1.18%(1)(2)	997,639
650,000	ARES LXIII CLO Ltd. 5.70%, 10/15/2038, 3 mo. USD Term SOFR + 1.31%(1)(2)	650,071
800,000	ARES LXVII CLO Ltd. 6.02%, 01/25/2038, 3 mo. USD Term SOFR + 1.70%(1)(2)	800,074
	Ares XLIII CLO Ltd.
500,000	5.67%, 01/15/2038, 3 mo. USD Term SOFR + 1.35%(1)(2)	501,145
450,000	6.27%, 01/15/2038, 3 mo. USD Term SOFR + 1.95%(1)(2)	450,024
3,750,000	Ares XXVII CLO Ltd. 5.46%, 10/28/2034, 3 mo. USD Term SOFR + 1.15%(1)(2)	3,750,191
1,600,000	Assurant CLO I Ltd. 5.77%, 10/20/2034, 3 mo. USD Term SOFR + 1.44%(1)(2)	1,602,579
	Bain Capital Credit CLO Ltd.
1,354,894	5.24%, 10/17/2032, 3 mo. USD Term SOFR + 0.92%(1)(2)	1,355,673
1,350,000	5.73%, 07/16/2038, 3 mo. USD Term SOFR + 1.40%(1)(2)	1,356,334
675,000	Ballyrock CLO 15 Ltd. 6.17%, 01/15/2038, 3 mo. USD Term SOFR + 1.85%(1)(2)	675,529
1,000,000	Ballyrock CLO 16 Ltd. 5.48%, 04/20/2038, 3 mo. USD Term SOFR + 1.15%(1)(2)	996,035
600,000	Ballyrock CLO 21 Ltd. 5.89%, 10/20/2037, 3 mo. USD Term SOFR + 1.56%(1)(2)	600,500
775,000	Ballyrock CLO 28 Ltd. 6.18%, 01/20/2038, 3 mo. USD Term SOFR + 1.85%(1)(2)	777,130
	Barings CLO Ltd.
500,000	5.58%, 01/15/2038, 3 mo. USD Term SOFR + 1.26%(1)(2)	500,116
1,000,000	5.67%, 01/15/2038, 3 mo. USD Term SOFR + 1.35%(1)(2)	1,002,224
850,000	5.70%, 10/20/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)	852,901
425,000	6.22%, 01/15/2038, 3 mo. USD Term SOFR + 1.90%(1)(2)	426,587
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 99.3% - (continued)
	Other Asset-Backed Securities - 99.3% - (continued)
$ 290,000	6.43%, 01/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	$290,899
1,000,000	Battalion CLO XIV Ltd. 6.44%, 01/20/2035, 3 mo. USD Term SOFR + 2.11%(1)(2)	1,003,040
2,000,000	Benefit Street Partners CLO XV Ltd. 5.71%, 07/15/2037, 3 mo. USD Term SOFR + 1.39%(1)(2)	2,006,682
500,000	Benefit Street Partners CLO XXXVIII Ltd. 5.63%, 01/25/2038, 3 mo. USD Term SOFR + 1.31%(1)(2)	500,897
1,000,000	BlackRock DLF IX-L CLO LP 6.71%, 10/20/2033, 3 mo. USD Term SOFR + 2.38%(1)(2)	1,001,404
1,100,000	BlueMountain CLO Ltd. 6.03%, 11/15/2030, 3 mo. USD Term SOFR + 1.70%(1)(2)	1,100,588
650,000	Carlyle Global Market Strategies CLO Ltd. 6.13%, 07/20/2034, 3 mo. USD Term SOFR + 1.80%(1)(2)	650,024
	Carlyle U.S. CLO Ltd.
1,000,000	5.61%, 01/15/2038, 3 mo. USD Term SOFR + 1.29%(1)(2)	1,003,250
500,000	6.32%, 01/15/2040, 3 mo. USD Term SOFR + 2.00%(1)(2)	501,023
	CIFC Funding Ltd.
250,000	5.52%, 04/24/2031, 3 mo. USD Term SOFR + 1.20%(1)(2)	249,660
250,000	5.62%, 01/15/2040, 3 mo. USD Term SOFR + 1.30%(1)(2)	250,426
1,000,000	5.64%, 04/17/2035, 3 mo. USD Term SOFR + 1.32%(1)(2)	1,001,199
300,000	5.73%, 07/15/2036, 3 mo. USD Term SOFR + 1.41%(1)(2)	300,343
825,000	5.77%, 07/16/2037, 3 mo. USD Term SOFR + 1.45%(1)(2)	828,220
1,000,000	5.88%, 04/21/2037, 3 mo. USD Term SOFR + 1.55%(1)(2)	1,003,034
1,000,000	5.93%, 10/20/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	1,003,119
675,000	6.12%, 01/15/2038, 3 mo. USD Term SOFR + 1.80%(1)(2)	677,460
250,000	6.22%, 07/23/2037, 3 mo. USD Term SOFR + 1.90%(1)(2)	250,485
1,000,000	CTM CLO Ltd. 5.83%, 07/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	1,000,222
1,000,000	Danby Park CLO Ltd. 5.69%, 10/21/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,002,977
250,000	Dryden 53 CLO Ltd. 5.60%, 01/15/2031, 3 mo. USD Term SOFR + 1.30%(1)(2)	250,200
1,000,000	Dryden 64 CLO Ltd. 6.34%, 04/18/2031, 3 mo. USD Term SOFR + 2.01%(1)(2)	1,001,177
1,000,000	Dryden 68 CLO Ltd. 5.42%, 07/15/2035, 3 mo. USD Term SOFR + 1.10%(1)(2)	1,000,867
1,000,000	Dryden 94 CLO Ltd. 5.68%, 10/15/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,003,662
750,000	Eaton Vance CLO Ltd. 5.73%, 10/15/2038, 3 mo. USD Term SOFR + 1.34%(1)(2)	750,000
1,000,000	Elmwood CLO 14 Ltd. 5.65%, 04/20/2035, 3 mo. USD Term SOFR + 1.32%(1)(2)	1,001,198
1,000,000	Elmwood CLO 15 Ltd. 5.41%, 04/22/2035, 3 mo. USD Term SOFR + 1.15%(1)(2)	999,961
1,000,000	Elmwood CLO 19 Ltd. 6.02%, 10/17/2036, 3 mo. USD Term SOFR + 1.70%(1)(2)	1,000,553
3,000,000	Elmwood CLO 23 Ltd. 5.67%, 04/16/2036, 3 mo. USD Term SOFR + 1.35%(1)(2)	3,000,864
The accompanying notes are an integral part of these financial statements.

3

Hartford AAA CLO ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 99.3% - (continued)
	Other Asset-Backed Securities - 99.3% - (continued)
$ 1,000,000	Elmwood CLO II Ltd. 5.68%, 10/20/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	$1,003,668
1,000,000	Elmwood CLO X Ltd. 5.56%, 07/20/2038, 3 mo. USD Term SOFR + 1.30%(1)(2)	999,705
1,000,000	Empower CLO Ltd. 5.92%, 04/25/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	1,003,268
440,000	Franklin Park Place CLO VI LLC 6.32%, 07/15/2038, 3 mo. USD Term SOFR + 2.00%(1)(2)	440,000
320,000	Generate CLO 10 Ltd. 6.13%, 01/22/2038, 3 mo. USD Term SOFR + 1.80%(1)(2)	318,303
500,000	Generate CLO 8 Ltd. 6.43%, 01/20/2038, 3 mo. USD Term SOFR + 2.10%(1)(2)	501,025
1,000,000	Generate CLO 9 Ltd. 5.68%, 01/20/2038, 3 mo. USD Term SOFR + 1.35%(1)(2)	1,003,815
900,000	GoldenTree Loan Management U.S. CLO 16 Ltd. 5.45%, 01/20/2038, 3 mo. USD Term SOFR + 1.12%(1)(2)	899,293
250,000	GoldenTree Loan Management U.S. CLO 19 Ltd. 5.83%, 04/20/2037, 3 mo. USD Term SOFR + 1.50%(1)(2)	250,852
500,000	GoldenTree Loan Management U.S. CLO 24 Ltd. 5.43%, 10/20/2038, 3 mo. USD Term SOFR + 1.15%(1)(2)	499,308
300,000	Golub Capital Partners CLO 45M Ltd. 5.95%, 07/20/2037, 3 mo. USD Term SOFR + 1.62%(1)(2)	300,403
1,000,000	Golub Capital Partners CLO 67M Ltd. 6.80%, 05/09/2036, 3 mo. USD Term SOFR + 2.50%(1)(2)	999,752
825,000	Golub Capital Partners CLO 80M Ltd. 5.68%, 05/09/2039, 3 mo. USD Term SOFR + 1.36%(1)(2)	821,532
500,000	Greenwood Park CLO Ltd. 5.98%, 04/15/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	500,689
520,000	Hlend CLO LLC 5.97%, 01/20/2037, 3 mo. USD Term SOFR + 1.70%(1)(2)	519,037
450,000	HPS Loan Management Ltd. 6.18%, 04/20/2034, 3 mo. USD Term SOFR + 1.85%(1)(2)	449,238
2,000,000	Invesco CLO Ltd. 5.77%, 07/20/2035, 3 mo. USD Term SOFR + 1.44%(1)(2)	2,004,400
500,000	Invesco U.S. CLO Ltd. 5.63%, 04/21/2038, 3 mo. USD Term SOFR + 1.30%(1)(2)	500,392
2,000,000	Kings Park CLO Ltd. 5.72%, 01/21/2035, 3 mo. USD Term SOFR + 1.39%(1)(2)	2,004,462
1,000,000	KKR CLO 24 Ltd. 6.04%, 04/20/2032, 3 mo. USD Term SOFR + 1.71%(1)(2)	1,000,786
2,000,000	KKR CLO 52 Ltd. 5.71%, 07/16/2038, 3 mo. USD Term SOFR + 1.32%(1)(2)	2,009,358
500,000	Madison Park Funding LIV Ltd. 6.33%, 10/21/2037, 3 mo. USD Term SOFR + 2.00%(1)(2)	501,198
660,000	Madison Park Funding XIX Ltd. 5.93%, 01/22/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	661,738
300,000	Madison Park Funding XLII Ltd. 6.08%, 11/21/2030, 3 mo. USD Term SOFR + 1.76%(1)(2)	300,152
675,000	Madison Park Funding XVII Ltd. 6.38%, 10/21/2037, 3 mo. USD Term SOFR + 2.05%(1)(2)	674,779
250,000	Madison Park Funding XXII Ltd. 6.27%, 01/15/2038, 3 mo. USD Term SOFR + 1.95%(1)(2)	250,683
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 99.3% - (continued)
	Other Asset-Backed Securities - 99.3% - (continued)
$ 1,000,000	Madison Park Funding XXXVII Ltd. 5.85%, 04/15/2037, 3 mo. USD Term SOFR + 1.53%(1)(2)	$1,004,780
1,000,000	Magnetite XII Ltd. 5.61%, 01/25/2038, 3 mo. USD Term SOFR + 1.29%(1)(2)	1,002,296
1,000,000	Magnetite XXVIII Ltd. 5.56%, 01/15/2038, 3 mo. USD Term SOFR + 1.24%(1)(2)	1,000,231
1,000,000	Neuberger Berman CLO XVI-S Ltd. 5.50%, 04/15/2039, 3 mo. USD Term SOFR + 1.18%(1)(2)	999,850
1,000,000	Neuberger Berman Loan Advisers CLO 31 Ltd. 5.56%, 01/20/2039, 3 mo. USD Term SOFR + 1.23%(1)(2)	1,000,750
375,000	Neuberger Berman Loan Advisers NBLA CLO 52 Ltd. 6.32%, 10/24/2038, 3 mo. USD Term SOFR + 2.00%(1)(2)	375,763
500,000	Niagara Park CLO Ltd. 6.32%, 01/17/2038, 3 mo. USD Term SOFR + 2.00%(1)(2)	501,038
500,000	Oak Hill Credit Partners X-R Ltd. 5.46%, 04/20/2038, 3 mo. USD Term SOFR + 1.13%(1)(2)	498,837
500,000	Oaktree CLO Ltd. 5.82%, 04/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	501,859
930,000	Obra CLO 2 Ltd. 5.81%, 07/20/2038, 3 mo. USD Term SOFR + 1.54%(1)(2)	932,605
	OCP CLO Ltd.
850,000	5.70%, 07/20/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)	852,550
995,000	5.70%, 10/18/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)	998,650
1,000,000	5.90%, 07/20/2037, 3 mo. USD Term SOFR + 1.57%(1)(2)	1,000,811
500,000	6.33%, 11/26/2037, 3 mo. USD Term SOFR + 2.00%(1)(2)	501,029
1,000,000	Octagon 60 Ltd. 5.91%, 10/20/2037, 3 mo. USD Term SOFR + 1.58%(1)(2)	1,002,405
635,000	Octagon 63 Ltd. 6.04%, 07/20/2037, 3 mo. USD Term SOFR + 1.71%(1)(2)	636,572
350,000	Octagon 64 Ltd. 5.88%, 07/21/2037, 3 mo. USD Term SOFR + 1.55%(1)(2)	349,904
825,000	Octagon 66 Ltd. 6.08%, 11/16/2036, 3 mo. USD Term SOFR + 1.75%(1)(2)	826,314
1,000,000	OHA Credit Funding 3 Ltd. 5.65%, 01/20/2038, 3 mo. USD Term SOFR + 1.32%(1)(2)	1,003,290
1,000,000	OHA Credit Funding 7 Ltd. 5.54%, 07/19/2038, 3 mo. USD Term SOFR + 1.28%(1)(2)	1,003,482
750,000	OHA Loan Funding Ltd. 6.03%, 07/20/2037, 3 mo. USD Term SOFR + 1.70%(1)(2)	752,148
850,000	Palmer Square CLO Ltd. 5.88%, 07/20/2037, 3 mo. USD Term SOFR + 1.55%(1)(2)	851,967
1,000,000	Rad CLO 25 Ltd. 5.99%, 07/20/2037, 3 mo. USD Term SOFR + 1.66%(1)(2)	1,001,882
1,000,000	RAD CLO 27 Ltd. 5.64%, 01/15/2038, 3 mo. USD Term SOFR + 1.32%(1)(2)	1,003,310
1,000,000	Regatta 30 Funding Ltd. 5.64%, 01/25/2038, 3 mo. USD Term SOFR + 1.32%(1)(2)	1,002,829
250,000	Regatta XIX Funding Ltd. 5.65%, 04/20/2035, 3 mo. USD Term SOFR + 1.32%(1)(2)	250,672
1,100,000	Regatta XXIV Funding Ltd. 5.65%, 01/20/2038, 3 mo. USD Term SOFR + 1.32%(1)(2)	1,103,092
500,000	RR 38 Ltd. 5.82%, 04/15/2040, 3 mo. USD Term SOFR + 1.50%(1)(2)	500,265
825,000	RR 8 Ltd. 5.67%, 07/15/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	826,959
The accompanying notes are an integral part of these financial statements.

4

Hartford AAA CLO ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 99.3% - (continued)
	Other Asset-Backed Securities - 99.3% - (continued)
$ 1,500,000	RRX 7 Ltd. 5.68%, 07/15/2035, 3 mo. USD Term SOFR + 1.36%(1)(2)		$1,504,071
1,035,000	Symetra CLO Ltd. 5.57%, 04/20/2038, 3 mo. USD Term SOFR + 1.29%(1)(2)		1,035,688
850,000	Symphony CLO 36 Ltd. 5.64%, 10/24/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)		851,269
500,000	Symphony CLO XXXIII Ltd. 6.17%, 01/24/2038, 3 mo. USD Term SOFR + 1.85%(1)(2)		500,397
1,000,000	Texas Debt Capital CLO Ltd. 5.62%, 07/20/2038, 3 mo. USD Term SOFR + 1.30%(1)(2)		999,705
1,650,000	Venture XXX CLO Ltd. 6.28%, 01/15/2031, 3 mo. USD Term SOFR + 1.96%(1)(2)		1,650,790
	Voya CLO Ltd.
560,000	5.69%, 10/15/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)		561,784
1,000,000	6.03%, 10/20/2031, 3 mo. USD Term SOFR + 1.70%(1)(2)		1,001,108
1,000,000	6.68%, 04/17/2030, 3 mo. USD Term SOFR + 2.36%(1)(2)		1,000,969
	Total Asset & Commercial Mortgage-Backed Securities (cost $108,042,283)		$108,057,237
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
798,065	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2025 at 4.36%, due on 08/01/2025 with a maturity value of $798,162; collateralized by U.S. Treasury Inflation-Indexed Note at 1.63%, maturing 10/15/2027, with a market value of $814,090		$798,065
	Total Short-Term Investments (cost $798,065)		$798,065
	Total Investments (cost $108,840,348)	100.0%	$108,855,302
	Other Assets and Liabilities	(0.0)%	(13,312)
	Net Assets	100.0%	$108,841,990
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$108,057,237, representing 99.3% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2025. Base lending rates may be subject to a floor or cap.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$108,057,237	$—	$108,057,237	$—
Short-Term Investments	798,065	—	798,065	—
Total	$108,855,302	$—	$108,855,302	$—

(1)	For the year ended July 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

5

Hartford Core Bond ETF
Schedule of Investments
July 31, 2025

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.8%
	Asset-Backed - Automobile - 0.7%
$ 215,000	Avis Budget Rental Car Funding AESOP LLC 5.23%, 12/20/2030(1)	$219,233
470,000	Credit Acceptance Auto Loan Trust 6.11%, 08/15/2034(1)	481,052
4,578	Exeter Automobile Receivables Trust 6.11%, 09/15/2027	4,580
375,000	GLS Auto Receivables Issuer Trust 4.98%, 07/16/2029(1)	376,696
716,000	GLS Auto Select Receivables Trust 4.81%, 09/15/2031(1)	711,595
190,000	Hertz Vehicle Financing III LLC 5.13%, 09/25/2031(1)	189,219
37,406	Santander Drive Auto Receivables Trust 4.98%, 02/15/2028	37,411
	Securitized Term Auto Receivables Trust
329,758	4.93%, 12/29/2032(1)	330,705
81,159	5.04%, 07/25/2031(1)	81,452
30,831	Tricolor Auto Securitization Trust 6.61%, 10/15/2027(1)	30,893
		2,462,836
	Asset-Backed - Manufactured Housing - 0.0%
53,778	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	47,852
	Asset-Backed - Student Loan - 0.2%
	Navient Private Education Refi Loan Trust
110,231	0.97%, 12/16/2069(1)	98,397
190,490	1.11%, 02/18/2070(1)	168,016
237,408	5.51%, 10/15/2071(1)	241,750
		508,163
	Commercial Mortgage-Backed Securities - 5.0%
235,000	245 Park Avenue Trust 3.51%, 06/05/2037(1)	228,248
195,000	ALA Trust 6.08%, 06/15/2040, 1 mo. USD Term SOFR + 1.74%(1)(2)	196,097
	BBCMS Mortgage Trust
1,825,838	1.01%, 05/15/2057(3)(4)	132,024
1,157,178	1.11%, 09/15/2057(3)(4)	88,667
1,084,232	1.13%, 02/15/2062(3)(4)	91,285
1,003,535	1.62%, 02/15/2057(3)(4)	97,205
125,000	3.66%, 04/15/2055(4)	113,848
490,000	5.59%, 07/15/2058	507,153
	Benchmark Mortgage Trust
2,772,966	0.57%, 07/15/2056(3)(4)	100,833
967,203	1.17%, 12/15/2056(3)(4)	55,263
556,566	1.50%, 01/15/2054(3)(4)	35,804
502,442	1.80%, 07/15/2053(3)(4)	27,179
1,682,833	BMO Mortgage Trust 0.86%, 07/15/2057(3)(4)	107,673
675,000	BOCA Commercial Mortgage Trust 6.26%, 08/15/2041, 1 mo. USD Term SOFR + 1.92%(1)(2)	677,953
310,000	BPR Trust 5.36%, 11/05/2041(1)(4)	312,619
410,000	BWAY Trust 6.31%, 05/05/2042(1)(4)	417,699
	BX Trust
630,000	5.36%, 10/15/2036, 1 mo. USD Term SOFR + 1.01%(1)(2)	629,804
115,000	6.43%, 03/15/2041, 1 mo. USD Term SOFR + 2.09%(1)(2)	115,037
360,000	CENT Trust 5.09%, 07/10/2040(1)(4)	360,767
	Commercial Mortgage Trust
100,000	2.82%, 01/10/2039(1)	95,058
110,000	3.38%, 01/10/2039(1)	102,490
130,000	5.87%, 12/10/2041(1)(4)	131,291
185,000	6.34%, 08/10/2044(1)	193,694
16,204	CSAIL Commercial Mortgage Trust 4.36%, 11/15/2051(4)	16,119
280,000	DBGS Mortgage Trust 4.47%, 10/15/2051	276,362
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.8% - (continued)
	Commercial Mortgage-Backed Securities - 5.0% - (continued)
	DBJPM Mortgage Trust
$ 371,160	1.70%, 09/15/2053(3)(4)	$17,533
11,006	3.04%, 05/10/2049	10,966
120,000	DC Trust 5.73%, 04/13/2040(1)(4)	120,585
140,000	Durst Commercial Mortgage Trust 5.32%, 08/10/2042(1)(4)	140,000
225,000	FREMF Mortgage Trust 3.96%, 06/25/2049(1)(4)	222,262
565,000	GS Mortgage Securities Corp. II 5.31%, 03/10/2041(1)(4)	563,946
375,000	GS Mortgage Securities Trust 3.44%, 11/10/2049(4)	368,611
167,493	HIH Trust 6.18%, 10/15/2041, 1 mo. USD Term SOFR + 1.84%(1)(2)	167,598
825,000	HTL Commercial Mortgage Trust 5.88%, 05/10/2039(1)(4)	832,508
485,000	IRV Trust 5.29%, 03/14/2047(1)(4)	487,422
	JP Morgan Chase Commercial Mortgage Securities Trust
1,097,000	2.82%, 08/15/2049	1,076,992
110,000	5.80%, 10/05/2039(1)(4)	111,634
	JPMBB Commercial Mortgage Securities Trust
1,862	3.56%, 12/15/2048	1,857
635,000	3.58%, 03/17/2049	630,327
	JPMDB Commercial Mortgage Securities Trust
20,191	2.95%, 06/15/2049	20,084
632,000	3.14%, 12/15/2049	614,922
61,903	3.24%, 10/15/2050	61,036
330,000	MF1 Ltd. 6.10%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(2)	329,140
382,644	MSWF Commercial Mortgage Trust 0.91%, 12/15/2056(3)(4)	22,181
110,000	NY Commercial Mortgage Trust 5.66%, 02/10/2047(1)(4)	113,434
	NYC Commercial Mortgage Trust
540,000	4.88%, 07/13/2042(1)(4)	536,396
325,000	5.55%, 02/15/2042, 1 mo. USD Term SOFR + 1.21%(1)(2)	323,357
579,888	RFR Trust 5.38%, 03/11/2041(1)(4)	588,309
50,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	46,862
705,000	SHR Trust 6.29%, 10/15/2041, 1 mo. USD Term SOFR + 1.95%(1)(2)	705,000
565,000	TEXAS Commercial Mortgage Trust 5.64%, 04/15/2042, 1 mo. USD Term SOFR + 1.29%(1)(2)	565,000
	Wells Fargo Commercial Mortgage Trust
1,590,715	1.00%, 08/15/2057(3)(4)	115,169
719,000	3.43%, 03/15/2059	712,834
420,000	3.64%, 03/15/2050	405,691
235,000	3.81%, 12/15/2048	233,793
	Wells Fargo NA
3,943,043	0.63%, 11/15/2062(3)(4)	96,342
1,709,515	0.82%, 06/15/2057(3)(4)	96,982
896,229	0.93%, 02/15/2052(3)(4)	22,790
988,766	1.00%, 02/15/2056(3)(4)	53,660
880,923	1.00%, 12/15/2056(3)(4)	24,880
1,870,715	1.15%, 10/15/2057(3)(4)	153,233
1,437,819	1.30%, 11/15/2053(3)(4)	78,426
1,232,533	1.76%, 03/15/2063(3)(4)	87,965
145,000	4.41%, 11/15/2061(4)	143,962
385,000	WHARF Commercial Mortgage Trust 5.35%, 07/15/2040(1)(4)	391,121
275,000	Willowbrook Mall 5.87%, 03/05/2035(1)(4)	282,503
		16,687,485
The accompanying notes are an integral part of these financial statements.

6

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.8% - (continued)
	Other Asset-Backed Securities - 5.3%
	Affirm Asset Securitization Trust
$ 63,740	5.22%, 12/17/2029(1)	$63,795
165,000	5.61%, 02/15/2029(1)	165,617
435,000	Affirm Master Trust 4.67%, 07/15/2033(1)	434,902
305,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	306,606
205,000	AMSR Trust 4.15%, 11/17/2041(1)	200,076
295,000	Amur Equipment Finance Receivables XV LLC 5.18%, 11/20/2031(1)	296,661
220,000	Auxilior Term Funding LLC 5.49%, 07/15/2031(1)	223,428
400,000	Barings CLO Ltd. 6.43%, 01/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	401,240
495,000	Battalion CLO 18 Ltd. 6.53%, 03/13/2037, 3 mo. USD Term SOFR + 2.20%(1)(2)	495,941
315,000	Benefit Street Partners CLO XXXI Ltd. 6.07%, 04/25/2038, 3 mo. USD Term SOFR + 1.75%(1)(2)	316,486
270,000	Birch Grove CLO 4 Ltd. 6.12%, 07/15/2037, 3 mo. USD Term SOFR + 1.80%(1)(2)	270,538
136,482	Blue Owl Asset Leasing Trust LLC 5.05%, 03/15/2029(1)	136,725
470,000	BlueMountain CLO XXXI Ltd. 5.74%, 04/19/2034, 3 mo. USD Term SOFR + 1.41%(1)(2)	470,594
460,000	BlueMountain CLO XXXIII Ltd. 5.77%, 11/20/2034, 3 mo. USD Term SOFR + 1.45%(1)(2)	460,650
	CF Hippolyta Issuer LLC
94,245	1.53%, 03/15/2061(1)	78,140
126,765	1.69%, 07/15/2060(1)	108,734
97,713	5.97%, 08/15/2062(1)	94,241
143,655	Commercial Equipment Finance LLC 5.97%, 07/16/2029(1)	144,781
	DB Master Finance LLC
144,750	2.79%, 11/20/2051(1)	125,555
692,737	4.35%, 05/20/2049(1)	677,009
	Domino's Pizza Master Issuer LLC
441,515	2.66%, 04/25/2051(1)	411,740
432,000	3.67%, 10/25/2049(1)	409,519
206,800	4.12%, 07/25/2047(1)	203,693
295,000	Elmwood CLO 23 Ltd. 6.07%, 04/16/2036, 3 mo. USD Term SOFR + 1.75%(1)(2)	295,549
	FirstKey Homes Trust
151,503	4.15%, 05/19/2039(1)	149,930
574,782	4.25%, 07/17/2039(1)	569,283
460,000	Flatiron CLO 21 Ltd. 5.69%, 10/19/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)	461,249
750,000	Galaxy XXIV CLO Ltd. 5.86%, 04/15/2037, 3 mo. USD Term SOFR + 1.54%(1)(2)	751,878
280,000	Generate CLO 12 Ltd. 5.72%, 07/20/2038, 3 mo. USD Term SOFR + 1.33%(1)(2)	280,000
130,000	GreenSky Home Improvement Issuer Trust 5.02%, 06/25/2060(1)	130,677
500,000	Neuberger Berman Loan Advisers NBLA CLO 52 Ltd. 5.67%, 10/24/2038, 3 mo. USD Term SOFR + 1.35%(1)(2)	502,118
	Progress Residential Trust
396,621	1.51%, 10/17/2038(1)	384,465
138,413	3.20%, 04/17/2039(1)	134,803
389,519	3.40%, 02/17/2042(1)(5)	368,000
393,906	4.44%, 05/17/2041(1)	391,619
102,256	4.45%, 06/17/2039(1)	101,862
176,881	4.75%, 10/27/2039(1)	176,764
495,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	491,619
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.8% - (continued)
	Other Asset-Backed Securities - 5.3% - (continued)
$ 635,000	RR 23 Ltd. 5.97%, 07/15/2037, 3 mo. USD Term SOFR + 1.65%(1)(2)	$635,065
140,000	SCF Equipment Leasing LLC 5.52%, 01/20/2032(1)	142,912
	Stack Infrastructure Issuer LLC
285,000	5.90%, 07/25/2048(1)	286,566
130,000	5.90%, 03/25/2049(1)	131,488
75,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	74,107
138,192	Sunnova Hestia II Issuer LLC 5.63%, 07/20/2051(1)	137,122
461,962	Taco Bell Funding LLC 4.94%, 11/25/2048(1)	460,408
	Tricon Residential Trust
652,822	3.86%, 04/17/2039(1)	642,109
308,850	4.30%, 11/17/2041(1)	302,787
294,494	5.44%, 03/17/2042, 1 mo. USD Term SOFR + 1.10%(1)(2)	294,550
330,000	VB-S1 Issuer LLC 5.59%, 05/15/2054(1)	331,175
390,000	Venture 42 CLO Ltd. 5.71%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(2)	390,317
	Wendy's Funding LLC
196,669	2.37%, 06/15/2051(1)	180,255
134,094	3.88%, 03/15/2048(1)	130,418
159,285	4.08%, 06/15/2049(1)	152,958
732,350	4.24%, 03/15/2052(1)	715,184
111,530	4.54%, 03/15/2052(1)	106,509
	Wingstop Funding LLC
531,900	2.84%, 12/05/2050(1)	505,596
145,000	5.86%, 12/05/2054(1)	148,150
380,000	Zayo Issuer LLC 5.65%, 03/20/2055(1)	383,846
		17,838,009
	Whole Loan Collateral CMO - 6.6%
	Angel Oak Mortgage Trust
65,458	0.91%, 01/25/2066(1)(4)	56,532
229,525	0.95%, 07/25/2066(1)(4)	195,662
28,033	0.99%, 04/25/2053(1)(4)	26,490
59,705	0.99%, 04/25/2066(1)(4)	51,012
161,021	1.04%, 01/20/2065(1)(4)	133,847
115,559	1.07%, 05/25/2066(1)(4)	97,908
379,483	1.46%, 09/25/2066(1)(4)	316,618
15,700	1.47%, 06/25/2065(1)(4)	14,936
28,879	1.69%, 04/25/2065(1)(4)	27,226
172,093	1.82%, 11/25/2066(1)(4)	152,282
494,939	2.88%, 12/25/2066(1)(5)	457,272
636,960	4.30%, 07/25/2067(1)(5)	627,356
15,975	Arroyo Mortgage Trust 3.81%, 01/25/2049(1)(4)	15,486
111,443	BINOM Securitization Trust 2.03%, 06/25/2056(1)(4)	100,068
	BRAVO Residential Funding Trust
32,106	0.94%, 02/25/2049(1)(4)	28,515
32,190	0.97%, 03/25/2060(1)(4)	30,967
	Bunker Hill Loan Depositary Trust
10,793	1.72%, 02/25/2055(1)(4)	10,643
10,672	2.88%, 07/25/2049(1)(5)	10,366
284,752	CIM Trust 1.43%, 07/25/2061(1)(4)	253,552
	COLT Mortgage Loan Trust
28,468	0.80%, 07/27/2054(1)	26,017
94,191	0.91%, 06/25/2066(1)(4)	80,702
160,607	0.92%, 08/25/2066(1)(4)	134,213
290,718	0.96%, 09/27/2066(1)(4)	240,817
395,158	1.11%, 10/25/2066(1)(4)	337,121
31,621	1.33%, 10/26/2065(1)(4)	29,465
218,829	1.40%, 10/25/2066(1)(4)	184,418
6,777	1.51%, 04/27/2065(1)(4)	6,652
420,113	2.28%, 12/27/2066(1)(4)	376,181
71,641	4.30%, 03/25/2067(1)(4)	70,900
205,493	COLT Trust 1.39%, 01/25/2065(1)(4)	176,588
The accompanying notes are an integral part of these financial statements.

7

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.8% - (continued)
	Whole Loan Collateral CMO - 6.6% - (continued)
	CSMC Trust
$ 73,730	0.83%, 03/25/2056(1)(4)	$60,675
156,134	0.94%, 05/25/2066(1)(4)	130,750
358,745	1.17%, 07/25/2066(1)(4)	298,080
126,445	1.18%, 02/25/2066(1)(4)	112,334
191,681	1.84%, 10/25/2066(1)(4)	169,371
124,512	2.00%, 01/25/2060(1)(4)	111,604
47,636	2.21%, 05/25/2065(1)(5)	45,061
496,073	2.27%, 11/25/2066(1)(4)	448,472
63,278	4.12%, 12/27/2060(1)(4)	62,917
	Deephaven Residential Mortgage Trust
14,214	0.72%, 05/25/2065(1)(4)	13,520
39,823	0.90%, 04/25/2066(1)(4)	35,020
	Ellington Financial Mortgage Trust
24,301	0.80%, 02/25/2066(1)(4)	20,730
48,590	0.93%, 06/25/2066(1)(4)	40,314
15,419	1.18%, 10/25/2065(1)(4)	14,407
265,268	1.24%, 09/25/2066(1)(4)	219,723
962,152	2.21%, 01/25/2067(1)(4)	835,035
14,011	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust 2.50%, 08/25/2059	12,738
	Federal National Mortgage Association Connecticut Avenue Securities Trust
94,000	6.15%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	94,940
334,961	7.60%, 09/25/2043, 30 day USD SOFR Average + 3.25%(1)(2)	348,871
365,000	7.65%, 11/25/2041, 30 day USD SOFR Average + 3.30%(1)(2)	373,766
	GCAT Trust
75,236	0.87%, 01/25/2066(1)(4)	63,336
86,961	1.04%, 05/25/2066(1)(4)	72,449
263,441	1.09%, 08/25/2066(1)(4)	217,609
382,219	1.26%, 07/25/2066(1)(4)	318,962
363,136	1.86%, 08/25/2066(1)(4)	327,285
121,400	1.92%, 08/25/2066(1)(4)	112,028
14,305	2.56%, 04/25/2065(1)(5)	13,658
5,534	3.25%, 01/25/2060(1)(5)	5,408
	Imperial Fund Mortgage Trust
138,694	1.07%, 09/25/2056(1)(4)	116,867
456,273	2.09%, 01/25/2057(1)(4)	389,944
529,704	3.64%, 03/25/2067(1)(5)	503,835
	Legacy Mortgage Asset Trust
69,393	4.65%, 11/25/2060(1)(5)	68,554
61,639	5.75%, 04/25/2061(1)(5)	61,011
86,967	5.75%, 07/25/2061(1)(5)	87,012
	MetLife Securitization Trust
30,641	3.75%, 03/25/2057(1)(4)	29,672
18,524	3.75%, 04/25/2058(1)(4)	18,201
	MFA Trust
11,785	1.01%, 01/26/2065(1)(4)	11,087
98,871	1.03%, 11/25/2064(1)(4)	86,137
37,395	1.15%, 04/25/2065(1)(4)	35,028
	New Residential Mortgage Loan Trust
54,049	0.94%, 07/25/2055(1)(4)	48,935
27,211	0.94%, 10/25/2058(1)(4)	26,312
281,060	1.16%, 11/27/2056(1)(4)	244,605
8,097	1.65%, 05/24/2060(1)(4)	7,841
418,249	2.28%, 04/25/2061(1)(4)	368,132
65,407	3.50%, 12/25/2057(1)(4)	63,078
11,003	3.75%, 03/25/2056(1)(4)	10,563
28,703	3.75%, 11/25/2058(1)(4)	27,517
126,298	4.00%, 03/25/2057(1)(4)	121,741
136,165	4.00%, 12/25/2057(1)(4)	132,090
810,401	5.00%, 06/25/2062(1)(5)	803,954
170,035	NMLT Trust 1.19%, 05/25/2056(1)(4)	145,163
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.8% - (continued)
	Whole Loan Collateral CMO - 6.6% - (continued)
	OBX Trust
$ 184,113	1.05%, 07/25/2061(1)(4)	$149,148
122,643	1.07%, 02/25/2066(1)(4)	104,591
138,901	1.96%, 10/25/2061(1)(4)	116,947
390,013	2.31%, 11/25/2061(1)(4)	346,091
	PRET LLC
113,390	4.74%, 07/25/2051(1)(5)	112,689
364,983	4.84%, 09/25/2051(1)(5)	362,865
545,000	5.66%, 07/25/2055(1)(5)	544,780
505,000	5.73%, 07/25/2055(1)(5)	505,000
827,418	5.74%, 06/25/2055(1)(5)	823,400
729,976	6.37%, 04/25/2055(1)(5)	732,508
386,829	7.00%, 07/25/2054(1)(5)	386,708
	PRPM LLC
925,467	3.00%, 05/25/2055(1)(5)	862,421
626,814	3.75%, 04/25/2055(1)(5)	604,735
180,000	5.93%, 07/25/2030(1)(5)	179,877
97,626	6.26%, 05/25/2030(1)(5)	98,197
22,303	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(4)	21,345
829,201	SG Residential Mortgage Trust 1.74%, 12/25/2061(1)(4)	708,832
70,660	STAR Trust 1.22%, 05/25/2065(1)(4)	65,840
	Starwood Mortgage Residential Trust
24,058	0.94%, 05/25/2065(1)(4)	22,551
283,764	1.16%, 08/25/2056(1)(4)	246,945
9,293	1.49%, 04/25/2065(1)(4)	8,950
285,296	1.92%, 11/25/2066(1)(4)	250,200
	Towd Point Mortgage Trust
83,520	1.75%, 10/25/2060(1)	75,372
65,658	2.75%, 10/25/2057(1)(4)	64,257
31,683	2.90%, 10/25/2059(1)(4)	30,278
320,770	2.92%, 11/30/2060(1)(4)	271,140
12,177	3.25%, 03/25/2058(1)(4)	11,996
130,772	3.75%, 03/25/2058(1)(4)	126,555
99,206	TRK Trust 1.15%, 07/25/2056(1)(4)	89,167
	Verus Securitization Trust
47,995	0.92%, 02/25/2064(1)(4)	44,286
131,188	0.94%, 07/25/2066(1)(4)	108,761
532,112	1.01%, 09/25/2066(1)(4)	452,885
43,573	1.03%, 02/25/2066(1)(4)	38,474
190,323	1.82%, 11/25/2066(1)(4)	172,783
414,001	1.83%, 10/25/2066(1)(5)	371,659
299,742	2.72%, 01/25/2067(1)(5)	278,485
421,556	4.91%, 06/25/2067(1)(5)	420,277
133,489	VOLT CIII LLC 4.99%, 08/25/2051(1)(5)	132,974
7,015	VOLT XCIV LLC 6.24%, 02/27/2051(1)(5)	7,010
7,285	VOLT XCIX LLC 6.12%, 04/25/2051(1)(5)	7,273
20,293	VOLT XCV LLC 6.24%, 03/27/2051(1)(5)	20,250
		22,234,656
	Total Asset & Commercial Mortgage-Backed Securities (cost $61,495,063)	$59,779,001
CORPORATE BONDS - 23.0%
	Aerospace & Defense - 0.6%
200,000	BAE Systems PLC 5.13%, 03/26/2029(1)	$204,601
	Boeing Co.
115,000	2.95%, 02/01/2030	106,797
65,000	3.20%, 03/01/2029	61,915
125,000	5.15%, 05/01/2030	126,984
260,000	5.71%, 05/01/2040	258,294
160,000	6.39%, 05/01/2031	172,136
105,000	6.53%, 05/01/2034	114,283
	L3Harris Technologies, Inc.
100,000	5.05%, 06/01/2029	101,846
The accompanying notes are an integral part of these financial statements.

8

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Aerospace & Defense - 0.6% - (continued)
$ 105,000	5.50%, 08/15/2054	$101,272
	Northrop Grumman Corp.
17,000	3.85%, 04/15/2045	13,370
100,000	4.65%, 07/15/2030	100,617
215,000	5.15%, 05/01/2040	208,992
	RTX Corp.
298,000	4.13%, 11/16/2028	295,898
90,000	5.75%, 11/08/2026	91,330
		1,958,335
	Agriculture - 0.4%
	BAT Capital Corp.
235,000	5.63%, 08/15/2035	238,702
95,000	5.83%, 02/20/2031	99,490
	Philip Morris International, Inc.
360,000	4.38%, 11/01/2027	360,248
160,000	4.75%, 11/01/2031	160,151
290,000	5.13%, 02/15/2030	296,942
65,000	5.13%, 02/13/2031	66,376
15,000	5.63%, 11/17/2029	15,653
140,000	5.63%, 09/07/2033	145,610
		1,383,172
	Apparel - 0.1%
	Tapestry, Inc.
205,000	5.10%, 03/11/2030	207,825
165,000	5.50%, 03/11/2035	165,758
		373,583
	Auto Manufacturers - 0.1%
245,000	Hyundai Capital America 5.50%, 03/30/2026(1)	246,368
	Beverages - 0.3%
455,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 02/01/2046	415,986
100,000	Bacardi Ltd./Bacardi-Martini BV 5.40%, 06/15/2033(1)	100,120
190,000	Bacardi-Martini BV 6.00%, 02/01/2035(1)	194,979
	Constellation Brands, Inc.
27,000	3.15%, 08/01/2029	25,619
215,000	4.80%, 05/01/2030	216,149
215,000	Keurig Dr. Pepper, Inc. 4.60%, 05/15/2030	214,946
		1,167,799
	Biotechnology - 0.1%
180,000	Biogen, Inc. 5.75%, 05/15/2035	184,643
25,000	Royalty Pharma PLC 5.15%, 09/02/2029	25,460
		210,103
	Chemicals - 0.2%
320,000	Nutrien Ltd. 4.90%, 03/27/2028	323,450
	Sherwin-Williams Co.
237,000	2.30%, 05/15/2030	214,047
2,000	2.95%, 08/15/2029	1,884
		539,381
	Commercial Banks - 4.6%
	Bank of America Corp.
390,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(6)	340,116
165,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(6)	140,483
250,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(6)	228,531
555,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(6)	497,660
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Commercial Banks - 4.6% - (continued)
$ 399,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD Term SOFR + 1.47% thereafter)(6)	$392,489
165,000	5.16%, 01/24/2031, (5.16% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.00% thereafter)(6)	168,810
115,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	117,144
195,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(6)	195,187
	Bank of New York Mellon Corp.
220,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(6)	224,330
65,000	5.19%, 03/14/2035, (5.19% fixed rate until 03/14/2034; 6 mo. USD SOFR + 1.42% thereafter)(6)	65,837
	BNP Paribas SA
250,000	5.28%, 11/19/2030, (5.28% fixed rate until 11/19/2029; 6 mo. USD SOFR + 1.28% thereafter)(1)(6)	254,676
210,000	5.34%, 06/12/2029, (5.34% fixed rate until 06/12/2028; 1 yr. USD CMT + 1.50% thereafter)(1)(6)	214,193
	BPCE SA
285,000	2.28%, 01/20/2032, (2.28% fixed rate until 01/20/2031; 6 mo. USD SOFR + 1.31% thereafter)(1)(6)	247,168
255,000	5.39%, 05/28/2031, (5.39% fixed rate until 05/28/2030; 6 mo. USD SOFR + 1.58% thereafter)(1)(6)	259,706
250,000	6.51%, 01/18/2035, (6.51% fixed rate until 01/18/2034; 6 mo. USD SOFR + 2.79% thereafter)(1)(6)	261,761
250,000	CaixaBank SA 6.68%, 09/13/2027, (6.68% fixed rate until 09/13/2026; 6 mo. USD SOFR + 2.08% thereafter)(1)(6)	255,158
355,000	Citibank NA 4.91%, 05/29/2030	360,569
	Citigroup, Inc.
25,000	2.67%, 01/29/2031, (2.67% fixed rate until 01/29/2030; 6 mo. USD SOFR + 1.15% thereafter)(6)	22,900
335,000	4.95%, 05/07/2031, (4.95% fixed rate until 05/07/2030; 6 mo. USD SOFR + 1.46% thereafter)(6)	338,181
70,000	5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(6)	71,274
255,000	Citizens Financial Group, Inc. 5.25%, 03/05/2031, (5.25% fixed rate until 03/05/2030; 6 mo. USD SOFR + 1.26% thereafter)(6)	258,281
	Credit Agricole SA
525,000	5.22%, 05/27/2031, (5.22% fixed rate until 05/27/2030; 6 mo. USD SOFR + 1.46% thereafter)(1)(6)	533,577
405,000	5.34%, 01/10/2030, (5.34% fixed rate until 01/10/2029; 6 mo. USD SOFR + 1.69% thereafter)(1)(6)	413,623
200,000	Danske Bank AS 6.26%, 09/22/2026, (6.26% fixed rate until 09/22/2025; 1 yr. USD CMT + 1.18% thereafter)(1)(6)	200,353
The accompanying notes are an integral part of these financial statements.

9

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Commercial Banks - 4.6% - (continued)
$ 185,000	Deutsche Bank AG 5.30%, 05/09/2031, (5.30% fixed rate until 05/09/2030; 6 mo. USD SOFR + 1.72% thereafter)(6)	$188,080
	Goldman Sachs Group, Inc.
106,000	2.60%, 02/07/2030	97,921
50,000	3.80%, 03/15/2030	48,647
315,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(6)	314,758
75,000	5.02%, 10/23/2035, (5.02% fixed rate until 10/23/2034; 6 mo. USD SOFR + 1.42% thereafter)(6)	73,974
335,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(6)	340,390
95,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(6)	97,013
275,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(6)	281,197
	HSBC Holdings PLC
200,000	2.85%, 06/04/2031, (2.85% fixed rate until 06/04/2030; 6 mo. USD SOFR + 2.39% thereafter)(6)	183,125
425,000	5.13%, 03/03/2031, (5.13% fixed rate until 03/03/2030; 6 mo. USD SOFR + 1.29% thereafter)(6)	430,877
450,000	5.24%, 05/13/2031, (5.24% fixed rate until 05/13/2030; 6 mo. USD SOFR + 1.57% thereafter)(6)	458,236
	JP Morgan Chase & Co.
249,000	1.95%, 02/04/2032, (1.95% fixed rate until 02/04/2031; 6 mo. USD SOFR + 1.07% thereafter)(6)	216,021
320,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(6)	281,334
20,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(6)	17,853
420,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(6)	420,494
200,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.08% thereafter)(6)	201,206
45,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(6)	44,502
275,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(6)	279,667
260,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(6)	265,896
100,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(6)	102,197
120,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(6)	122,687
200,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(6)	202,591
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Commercial Banks - 4.6% - (continued)
$ 250,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(6)	$259,158
235,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(6)	246,166
	Morgan Stanley
22,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(6)	18,819
25,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(6)	21,430
332,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(6)	305,963
100,000	3.77%, 01/24/2029, (3.77% fixed rate until 01/24/2028; 3 mo. USD Term SOFR + 1.40% thereafter)(6)	98,335
141,000	3.97%, 07/22/2038(4)	123,475
75,000	4.65%, 10/18/2030, (4.65% fixed rate until 10/18/2029; 6 mo. USD SOFR + 1.10% thereafter)(6)	75,150
90,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(6)	92,193
255,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	261,745
235,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(6)	243,514
50,000	5.94%, 02/07/2039, (5.94% fixed rate until 02/07/2034; 5 yr. USD CMT + 1.80% thereafter)(6)	51,628
245,000	NatWest Group PLC 5.85%, 03/02/2027, (5.85% fixed rate until 03/02/2026; 1 yr. USD CMT + 1.35% thereafter)(6)	246,610
245,000	Norinchukin Bank 5.43%, 03/09/2028(1)	249,061
315,000	Royal Bank of Canada 5.15%, 02/04/2031, (5.15% fixed rate until 02/04/2030; 6 mo. USD SOFR + 1.03% thereafter)(6)	321,248
240,000	Societe Generale SA 5.25%, 05/22/2029, (5.25% fixed rate until 05/22/2028; 6 mo. USD SOFR + 1.42% thereafter)(1)(6)	242,546
200,000	Standard Chartered PLC 5.01%, 10/15/2030, (5.01% fixed rate until 10/15/2029; 1 yr. USD CMT + 1.15% thereafter)(1)(6)	202,228
375,000	Sumitomo Mitsui Financial Group, Inc. 5.25%, 07/08/2036, (5.25% fixed rate until 07/08/2035; 6 mo. USD SOFR + 1.50% thereafter)(6)	377,220
	Wells Fargo & Co.
90,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(6)	82,389
70,000	4.54%, 08/15/2026, (4.54% fixed rate until 08/15/2025; 6 mo. USD SOFR + 1.56% thereafter)(6)	69,984
20,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(6)	19,982
146,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD Term SOFR + 4.50% thereafter)(6)	132,304
The accompanying notes are an integral part of these financial statements.

10

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Commercial Banks - 4.6% - (continued)
$ 175,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(6)	$178,577
293,000	5.24%, 01/24/2031, (5.24% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.11% thereafter)(6)	299,978
185,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(6)	190,492
150,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(6)	157,841
215,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(6)	235,063
		15,533,772
	Commercial Services - 0.1%
	Howard University
100,000	2.90%, 10/01/2031	86,973
70,000	3.48%, 10/01/2041	50,511
225,000	RELX Capital, Inc. 4.75%, 03/27/2030	227,711
		365,195
	Construction Materials - 0.0%
65,000	Trane Technologies Financing Ltd. 3.80%, 03/21/2029	63,746
	Diversified Financial Services - 0.6%
	American Express Co.
375,000	5.02%, 04/25/2031, (5.02% fixed rate until 04/25/2030; 6 mo. USD SOFR + 1.44% thereafter)(6)	381,679
280,000	5.09%, 01/30/2031, (5.09% fixed rate until 01/30/2030; 6 mo. USD SOFR + 1.02% thereafter)(6)	285,956
360,000	Ameriprise Financial, Inc. 5.20%, 04/15/2035	360,805
	Capital One Financial Corp.
20,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(6)	20,388
145,000	6.05%, 02/01/2035, (6.05% fixed rate until 02/01/2034; 6 mo. USD SOFR + 2.26% thereafter)(6)	151,063
60,000	6.18%, 01/30/2036, (6.18% fixed rate until 01/30/2035; 6 mo. USD SOFR + 2.04% thereafter)(6)	61,596
305,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(6)	343,441
385,000	Intercontinental Exchange, Inc. 2.65%, 09/15/2040	275,925
30,000	Synchrony Financial 6.00%, 07/29/2036, (6.00% fixed rate until 07/29/2035; 6 mo. USD SOFR + 2.07% thereafter)(6)	30,090
		1,910,943
	Electric - 4.0%
	Alabama Power Co.
100,000	3.45%, 10/01/2049	71,141
117,000	4.15%, 08/15/2044	95,489
40,000	5.10%, 04/02/2035	40,205
	Baltimore Gas & Electric Co.
145,000	5.45%, 06/01/2035	148,641
130,000	5.65%, 06/01/2054	128,890
210,000	CenterPoint Energy, Inc. 5.40%, 06/01/2029	216,296
65,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	60,106
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Electric - 4.0% - (continued)
	Consolidated Edison Co. of New York, Inc.
$ 195,000	3.20%, 12/01/2051	$129,133
175,000	5.50%, 03/15/2055	169,244
160,000	5.70%, 05/15/2054	158,909
	Dominion Energy, Inc.
30,000	4.05%, 09/15/2042	23,873
105,000	4.60%, 05/15/2028	105,414
320,000	5.00%, 06/15/2030	325,435
	Duke Energy Corp.
40,000	2.45%, 06/01/2030	36,238
825,000	2.55%, 06/15/2031	732,608
70,000	3.50%, 06/15/2051	47,861
120,000	3.75%, 09/01/2046	88,806
190,000	5.00%, 08/15/2052	165,801
	Duke Energy Indiana LLC
30,000	2.75%, 04/01/2050	18,411
82,000	3.25%, 10/01/2049	55,623
170,000	Duke Energy Ohio, Inc. 5.55%, 03/15/2054	165,200
	Duke Energy Progress LLC
40,000	4.20%, 08/15/2045	32,920
150,000	5.05%, 03/15/2035	150,196
160,000	5.55%, 03/15/2055	156,407
20,000	Edison International 5.25%, 03/15/2032	19,161
	Eversource Energy
400,000	5.13%, 05/15/2033	399,793
245,000	5.45%, 03/01/2028	250,467
211,000	5.50%, 01/01/2034	214,616
70,000	FirstEnergy Corp. 3.90%, 07/15/2027(5)	69,131
17,000	FirstEnergy Pennsylvania Electric Co. 5.15%, 03/30/2026(1)	17,037
250,000	Florida Power & Light Co. 4.63%, 05/15/2030	252,287
	Georgia Power Co.
71,000	4.30%, 03/15/2042	60,945
265,000	4.55%, 03/15/2030	266,512
240,000	4.65%, 05/16/2028	242,051
125,000	5.20%, 03/15/2035	126,354
230,000	Interstate Power & Light Co. 5.60%, 06/29/2035	236,002
147,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	136,065
55,000	Jersey Central Power & Light Co. 5.10%, 01/15/2035	54,773
15,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	15,595
210,000	National Grid PLC 5.60%, 06/12/2028	215,966
564,000	NextEra Energy Capital Holdings, Inc. 2.25%, 06/01/2030	507,182
	NSTAR Electric Co.
150,000	5.20%, 03/01/2035	151,287
90,000	5.40%, 06/01/2034	92,182
69,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	60,871
	Ohio Edison Co.
85,000	4.95%, 12/15/2029(1)	85,963
50,000	5.50%, 01/15/2033(1)	51,297
325,000	Ohio Power Co. 5.00%, 06/01/2033	323,154
190,000	Oncor Electric Delivery Co. LLC 5.35%, 04/01/2035(1)	193,740
	Pacific Gas & Electric Co.
690,000	2.50%, 02/01/2031	602,405
175,000	3.25%, 06/01/2031	158,121
102,000	3.30%, 08/01/2040	74,603
85,000	3.50%, 08/01/2050	55,750
40,000	4.75%, 02/15/2044	33,078
49,000	4.95%, 07/01/2050	40,495
123,000	5.90%, 10/01/2054	115,288
114,000	6.15%, 01/15/2033	118,397
60,000	6.15%, 03/01/2055	57,461
11,000	6.75%, 01/15/2053	11,418
181,000	6.95%, 03/15/2034	196,904
The accompanying notes are an integral part of these financial statements.

11

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Electric - 4.0% - (continued)
	Pinnacle West Capital Corp.
$ 121,000	4.90%, 05/15/2028	$122,075
180,000	5.15%, 05/15/2030	183,491
230,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	229,485
	Public Service Enterprise Group, Inc.
225,000	4.90%, 03/15/2030	227,962
20,000	5.45%, 04/01/2034	20,412
95,000	6.13%, 10/15/2033	101,267
	Puget Energy, Inc.
60,000	4.22%, 03/15/2032	56,480
510,000	5.73%, 03/15/2035	511,138
185,000	San Diego Gas & Electric Co. 5.40%, 04/15/2035	188,607
	Southern California Edison Co.
77,000	2.25%, 06/01/2030	67,904
75,000	2.75%, 02/01/2032	65,009
216,000	3.65%, 02/01/2050	147,186
105,000	4.13%, 03/01/2048	78,497
85,000	4.65%, 10/01/2043	70,412
100,000	5.15%, 06/01/2029	100,916
70,000	5.20%, 06/01/2034	68,647
195,000	5.45%, 03/01/2035(7)	194,234
45,000	5.70%, 03/01/2053	40,748
40,000	5.90%, 03/01/2055	37,653
140,000	5.95%, 11/01/2032	144,975
50,000	6.20%, 09/15/2055	49,144
	Southern Co.
4,000	3.25%, 07/01/2026	3,956
63,000	3.70%, 04/30/2030	60,698
190,000	4.85%, 06/15/2028	192,412
70,000	4.85%, 03/15/2035	68,147
125,000	Southwestern Electric Power Co. 5.30%, 04/01/2033	126,021
55,000	Trans-Allegheny Interstate Line Co. 5.00%, 01/15/2031(1)	55,715
	Virginia Electric & Power Co.
62,000	2.45%, 12/15/2050	34,759
10,000	4.20%, 05/15/2045	8,164
320,000	5.00%, 04/01/2033	322,314
195,000	5.00%, 01/15/2034	193,827
75,000	5.05%, 08/15/2034	75,095
190,000	5.15%, 03/15/2035	190,662
50,000	5.35%, 01/15/2054	46,927
50,000	5.65%, 03/15/2055	49,298
110,000	Wisconsin Power & Light Co. 5.38%, 03/30/2034	112,477
	Xcel Energy, Inc.
80,000	4.60%, 06/01/2032	78,100
320,000	5.60%, 04/15/2035	325,935
		13,479,947
	Entertainment - 0.1%
	Warnermedia Holdings, Inc.
433,000	4.28%, 03/15/2032(7)	363,607
133,000	5.14%, 03/15/2052	82,145
		445,752
	Environmental Control - 0.2%
	Republic Services, Inc.
80,000	1.45%, 02/15/2031	68,059
120,000	4.88%, 04/01/2029	122,270
225,000	5.20%, 11/15/2034	229,335
90,000	Veralto Corp. 5.50%, 09/18/2026	90,790
50,000	Waste Management, Inc. 4.95%, 03/15/2035	49,949
		560,403
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Food - 0.9%
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
$ 75,000	3.63%, 01/15/2032	$68,592
155,000	5.75%, 04/01/2033	158,948
145,000	6.75%, 03/15/2034	157,835
	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
315,000	5.50%, 01/15/2036(1)	313,718
105,000	6.38%, 04/15/2066(1)	103,489
425,000	Kraft Heinz Foods Co. 5.20%, 03/15/2032	428,032
	Mars, Inc.
190,000	4.60%, 03/01/2028(1)	191,045
655,000	5.00%, 03/01/2032(1)	661,031
235,000	5.20%, 03/01/2035(1)	236,125
375,000	5.65%, 05/01/2045(1)	372,424
95,000	5.70%, 05/01/2055(1)	93,741
100,000	5.80%, 05/01/2065(1)	99,025
		2,884,005
	Gas - 0.5%
80,000	Atmos Energy Corp. 5.90%, 11/15/2033	85,558
105,000	Boston Gas Co. 3.76%, 03/16/2032(1)	97,073
185,000	Brooklyn Union Gas Co. 4.87%, 08/05/2032(1)	178,334
55,000	East Ohio Gas Co. 3.00%, 06/15/2050(1)	34,144
	NiSource, Inc.
75,000	1.70%, 02/15/2031	63,945
147,000	3.49%, 05/15/2027	144,412
15,000	4.38%, 05/15/2047	12,305
250,000	5.25%, 03/30/2028	255,057
160,000	5.35%, 07/15/2035	160,513
110,000	5.40%, 06/30/2033	112,286
	Southern California Gas Co.
171,000	5.60%, 04/01/2054	167,214
75,000	5.75%, 06/01/2053	73,627
325,000	6.00%, 06/15/2055	330,627
	Southwest Gas Corp.
104,000	2.20%, 06/15/2030	93,201
35,000	4.15%, 06/01/2049	26,786
		1,835,082
	Healthcare - Products - 0.3%
200,000	Alcon Finance Corp. 3.00%, 09/23/2029(1)	188,478
	GE HealthCare Technologies, Inc.
270,000	5.50%, 06/15/2035	275,602
100,000	5.91%, 11/22/2032	106,198
190,000	Smith & Nephew PLC 2.03%, 10/14/2030	166,226
280,000	Solventum Corp. 5.40%, 03/01/2029	288,075
		1,024,579
	Healthcare - Services - 0.5%
	Centene Corp.
135,000	2.50%, 03/01/2031(7)	113,333
275,000	2.63%, 08/01/2031	229,642
	Humana, Inc.
20,000	5.38%, 04/15/2031	20,401
245,000	5.55%, 05/01/2035	245,409
175,000	Kaiser Foundation Hospitals 2.81%, 06/01/2041	124,577
190,000	Laboratory Corp. of America Holdings 4.55%, 04/01/2032	186,673
	UnitedHealth Group, Inc.
85,000	2.75%, 05/15/2040	60,772
20,000	3.50%, 08/15/2039	15,984
87,000	4.75%, 07/15/2045	75,889
35,000	4.95%, 05/15/2062	29,481
30,000	5.30%, 02/15/2030	30,862
105,000	5.30%, 06/15/2035	106,106
270,000	5.38%, 04/15/2054	248,125
35,000	5.75%, 07/15/2064	33,308
The accompanying notes are an integral part of these financial statements.

12

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Healthcare - Services - 0.5% - (continued)
$ 105,000	5.88%, 02/15/2053	$103,613
65,000	6.05%, 02/15/2063	64,802
		1,688,977
	Household Products - 0.1%
	Kenvue, Inc.
175,000	4.85%, 05/22/2032	176,324
165,000	5.05%, 03/22/2053	151,346
		327,670
	Insurance - 0.6%
	Athene Global Funding
280,000	2.65%, 10/04/2031(1)	244,922
80,000	2.72%, 01/07/2029(1)	74,610
280,000	4.72%, 10/08/2029(1)	278,368
330,000	5.68%, 02/23/2026(1)	331,953
225,000	CNO Global Funding 4.88%, 12/10/2027(1)	226,319
	Equitable Financial Life Global Funding
90,000	1.80%, 03/08/2028(1)	83,977
150,000	5.00%, 03/27/2030(1)	152,097
60,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	59,744
120,000	Lincoln Financial Global Funding 4.63%, 05/28/2028(1)	120,241
150,000	Protective Life Global Funding 4.80%, 06/05/2030(1)	151,066
200,000	Sammons Financial Group Global Funding 4.95%, 06/12/2030(1)	201,173
55,000	Travelers Cos., Inc. 5.05%, 07/24/2035	55,135
		1,979,605
	Internet - 0.4%
620,000	Alphabet, Inc. 5.30%, 05/15/2065	602,028
	Meta Platforms, Inc.
375,000	4.60%, 05/15/2028	379,747
415,000	5.55%, 08/15/2064	402,624
		1,384,399
	Investment Company Security - 0.3%
635,000	Ares Strategic Income Fund 5.80%, 09/09/2030(1)	635,420
525,000	Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	509,233
		1,144,653
	IT Services - 0.4%
345,000	Accenture Capital, Inc. 4.25%, 10/04/2031	339,739
250,000	Apple, Inc. 4.15%, 05/10/2030	250,947
385,000	Hewlett Packard Enterprise Co. 5.60%, 10/15/2054	353,831
300,000	International Business Machines Corp. 4.80%, 02/10/2030	304,188
		1,248,705
	Machinery - Construction & Mining - 0.1%
330,000	Caterpillar Financial Services Corp. 4.70%, 11/15/2029	334,820
	Machinery-Diversified - 0.3%
495,000	John Deere Capital Corp. 4.25%, 06/05/2028	495,643
	Otis Worldwide Corp.
405,000	2.57%, 02/15/2030	372,523
55,000	5.13%, 11/19/2031	56,201
50,000	5.25%, 08/16/2028	51,133
200,000	Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030	202,453
		1,177,953
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Media - 0.8%
	Charter Communications Operating LLC/Charter Communications Operating Capital
$ 375,000	2.80%, 04/01/2031	$332,215
20,000	3.70%, 04/01/2051	12,911
41,000	3.85%, 04/01/2061	25,208
380,000	4.40%, 12/01/2061	258,145
70,000	5.25%, 04/01/2053	57,716
	Comcast Corp.
265,000	2.89%, 11/01/2051	159,210
354,000	3.20%, 07/15/2036	295,127
212,000	3.75%, 04/01/2040	174,368
425,000	4.55%, 01/15/2029	427,939
	Cox Communications, Inc.
195,000	2.60%, 06/15/2031(1)	170,815
20,000	5.45%, 09/01/2034(1)	19,581
50,000	5.80%, 12/15/2053(1)	44,402
270,000	5.95%, 09/01/2054(1)	246,248
	Paramount Global
25,000	4.38%, 03/15/2043	18,922
265,000	5.85%, 09/01/2043	235,278
110,000	6.88%, 04/30/2036	114,457
		2,592,542
	Mining - 0.4%
	BHP Billiton Finance USA Ltd.
100,000	4.90%, 02/28/2033	100,536
90,000	5.13%, 02/21/2032	92,208
70,000	5.25%, 09/08/2033	71,707
	Glencore Funding LLC
285,000	5.37%, 04/04/2029(1)	291,845
90,000	5.63%, 04/04/2034(1)	91,761
335,000	6.38%, 10/06/2030(1)	358,061
40,000	6.50%, 10/06/2033(1)	43,329
195,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	210,681
	Rio Tinto Finance USA PLC
65,000	5.00%, 03/14/2032	66,014
175,000	5.88%, 03/14/2065	175,971
		1,502,113
	Miscellaneous Manufacturing - 0.1%
200,000	Siemens Funding BV 4.60%, 05/28/2030(1)	201,901
	Oil & Gas - 1.8%
	Aker BP ASA
150,000	5.13%, 10/01/2034(1)	144,018
155,000	5.80%, 10/01/2054(1)	140,891
150,000	6.00%, 06/13/2033(1)	154,281
	BP Capital Markets America, Inc.
25,000	2.77%, 11/10/2050	15,086
115,000	3.06%, 06/17/2041	84,773
95,000	4.81%, 02/13/2033	94,698
10,000	4.89%, 09/11/2033	9,982
	ConocoPhillips Co.
366,000	3.80%, 03/15/2052	264,841
118,000	4.03%, 03/15/2062	84,693
95,000	4.70%, 01/15/2030	96,014
55,000	5.30%, 05/15/2053	50,672
145,000	5.65%, 01/15/2065	137,313
130,000	5.70%, 09/15/2063	124,282
	Coterra Energy, Inc.
343,000	5.40%, 02/15/2035	338,087
217,000	5.60%, 03/15/2034	218,137
	Diamondback Energy, Inc.
145,000	5.55%, 04/01/2035	145,921
60,000	5.75%, 04/18/2054	55,727
70,000	5.90%, 04/18/2064	64,647
35,000	6.25%, 03/15/2053	34,721
400,000	Eni SpA 5.75%, 05/19/2035(1)	408,187
The accompanying notes are an integral part of these financial statements.

13

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Oil & Gas - 1.8% - (continued)
	EOG Resources, Inc.
$ 145,000	5.00%, 07/15/2032	$146,090
310,000	5.35%, 01/15/2036	312,312
110,000	5.65%, 12/01/2054	106,947
187,000	Equinor ASA 3.63%, 04/06/2040	156,066
	Hess Corp.
278,000	7.13%, 03/15/2033	319,092
176,000	7.30%, 08/15/2031	201,220
165,000	Patterson-UTI Energy, Inc. 7.15%, 10/01/2033	170,710
165,000	Phillips 66 Co. 4.95%, 12/01/2027	166,744
200,000	Pioneer Natural Resources Co. 5.10%, 03/29/2026	200,746
485,000	Saudi Arabian Oil Co. 6.38%, 06/02/2055(1)	491,886
	Shell Finance U.S., Inc.
25,000	3.25%, 04/06/2050	17,036
85,000	4.38%, 05/11/2045	71,594
	Shell International Finance BV
120,000	3.00%, 11/26/2051	76,979
16,000	4.38%, 05/11/2045	13,521
	TotalEnergies Capital SA
160,000	5.43%, 09/10/2064	148,704
300,000	5.64%, 04/05/2064	287,674
200,000	Var Energi ASA 5.88%, 05/22/2030(1)	205,817
225,000	Viper Energy Partners LLC 5.70%, 08/01/2035	223,627
		5,983,736
	Pharmaceuticals - 0.6%
355,000	Cardinal Health, Inc. 5.00%, 11/15/2029	360,726
425,000	Cencora, Inc. 4.85%, 12/15/2029	429,821
	CVS Health Corp.
20,000	1.75%, 08/21/2030	17,292
150,000	1.88%, 02/28/2031	128,203
115,000	2.13%, 09/15/2031	98,107
120,000	3.25%, 08/15/2029	113,693
325,000	5.00%, 01/30/2029	329,340
55,000	5.05%, 03/25/2048	47,324
125,000	Eli Lilly & Co. 5.50%, 02/12/2055	124,410
250,000	Pfizer Investment Enterprises Pte. Ltd. 4.45%, 05/19/2028	250,975
95,000	Pfizer, Inc. 3.90%, 03/15/2039	82,167
		1,982,058
	Pipelines - 1.3%
430,000	Cheniere Energy Partners LP 5.55%, 10/30/2035(1)	432,168
	Columbia Pipelines Holding Co. LLC
178,000	5.10%, 10/01/2031(1)	178,759
120,000	5.68%, 01/15/2034(1)	121,705
150,000	6.04%, 08/15/2028(1)	155,901
	Columbia Pipelines Operating Co. LLC
140,000	5.93%, 08/15/2030(1)	147,338
50,000	6.04%, 11/15/2033(1)	52,558
225,000	DT Midstream, Inc. 5.80%, 12/15/2034(1)	228,867
	Enbridge, Inc.
115,000	3.13%, 11/15/2029	108,464
155,000	4.25%, 12/01/2026	154,456
90,000	5.55%, 06/20/2035	90,854
30,000	6.00%, 11/15/2028	31,400
	Energy Transfer LP
63,000	3.75%, 05/15/2030	60,373
25,000	5.15%, 03/15/2045	21,889
240,000	5.70%, 04/01/2035	243,357
115,000	6.40%, 12/01/2030	123,406
	Enterprise Products Operating LLC
47,000	3.30%, 02/15/2053	30,947
185,000	4.60%, 01/15/2031	184,847
70,000	5.20%, 01/15/2036	70,119
25,000	6.13%, 10/15/2039	26,412
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Pipelines - 1.3% - (continued)
	ONEOK, Inc.
$ 100,000	4.40%, 10/15/2029	$99,153
150,000	4.75%, 10/15/2031	148,584
275,000	5.05%, 11/01/2034	267,306
55,000	6.05%, 09/01/2033	57,715
15,000	6.10%, 11/15/2032	15,859
25,000	6.63%, 09/01/2053	25,856
	Targa Resources Corp.
95,000	4.90%, 09/15/2030	95,511
260,000	5.55%, 08/15/2035	260,536
30,000	5.65%, 02/15/2036	30,194
85,000	6.50%, 03/30/2034	91,331
320,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	298,146
150,000	Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030	141,055
	Whistler Pipeline LLC
10,000	5.40%, 09/30/2029(1)	10,140
105,000	5.70%, 09/30/2031(1)	107,200
127,000	5.95%, 09/30/2034(1)	128,434
		4,240,840
	Real Estate Investment Trusts - 0.4%
	American Tower Corp.
185,000	2.70%, 04/15/2031	165,540
275,000	5.25%, 07/15/2028	281,209
	Crown Castle, Inc.
305,000	2.25%, 01/15/2031	266,565
214,000	3.80%, 02/15/2028	209,759
30,000	4.80%, 09/01/2028	30,144
25,000	4.90%, 09/01/2029	25,179
110,000	GLP Capital LP/GLP Financing II, Inc. 5.30%, 01/15/2029	111,011
170,000	Realty Income Corp. 5.13%, 04/15/2035	170,167
		1,259,574
	Retail - 0.2%
	AutoZone, Inc.
35,000	5.40%, 07/15/2034	35,753
90,000	6.55%, 11/01/2033	99,141
180,000	Lowe's Cos., Inc. 4.80%, 04/01/2026	180,183
260,000	McDonald's Corp. 3.63%, 09/01/2049	188,513
	O'Reilly Automotive, Inc.
89,000	4.70%, 06/15/2032	88,390
70,000	5.00%, 08/19/2034	69,369
15,000	5.75%, 11/20/2026	15,220
105,000	Starbucks Corp. 4.80%, 05/15/2030	106,091
		782,660
	Semiconductors - 0.9%
	Broadcom, Inc.
155,000	4.15%, 02/15/2028	154,192
100,000	5.05%, 07/12/2029	102,065
480,000	5.20%, 07/15/2035	482,271
	Foundry JV Holdco LLC
235,000	5.50%, 01/25/2031(1)	239,844
200,000	6.15%, 01/25/2032(1)	209,235
200,000	6.25%, 01/25/2035(1)	208,334
	Intel Corp.
314,000	3.25%, 11/15/2049	191,648
393,000	3.73%, 12/08/2047	268,952
70,000	4.75%, 03/25/2050	55,461
175,000	Marvell Technology, Inc. 5.75%, 02/15/2029	181,683
240,000	Micron Technology, Inc. 5.65%, 11/01/2032	248,091
345,000	NVIDIA Corp. 3.50%, 04/01/2040	289,814
The accompanying notes are an integral part of these financial statements.

14

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.0% - (continued)
	Semiconductors - 0.9% - (continued)
	QUALCOMM, Inc.
$ 290,000	4.75%, 05/20/2032	$292,596
95,000	4.80%, 05/20/2045	86,324
		3,010,510
	Software - 0.2%
	Oracle Corp.
35,000	2.95%, 04/01/2030	32,565
269,000	3.60%, 04/01/2040	212,314
117,000	3.80%, 11/15/2037	99,266
60,000	3.95%, 03/25/2051	43,586
55,000	5.25%, 02/03/2032	56,161
195,000	5.38%, 07/15/2040	187,668
115,000	5.50%, 09/27/2064	102,749
		734,309
	Telecommunications - 0.5%
695,000	AT&T, Inc. 1.65%, 02/01/2028	650,628
	NTT Finance Corp.
200,000	4.88%, 07/16/2030(1)	201,132
200,000	5.17%, 07/16/2032(1)	201,726
	T-Mobile USA, Inc.
170,000	2.55%, 02/15/2031	151,866
210,000	3.00%, 02/15/2041	153,634
65,000	3.88%, 04/15/2030	63,000
80,000	4.70%, 01/15/2035	77,404
200,000	4.80%, 07/15/2028	202,414
30,000	5.13%, 05/15/2032	30,436
		1,732,240
	Trucking & Leasing - 0.0%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
25,000	4.20%, 04/01/2027(1)	24,792
55,000	4.40%, 07/01/2027(1)	54,768
7,000	5.55%, 05/01/2028(1)	7,165
65,000	6.05%, 08/01/2028(1)	67,513
		154,238
	Total Corporate Bonds (cost $77,990,251)	$77,445,668
FOREIGN GOVERNMENT OBLIGATIONS - 1.5%
	Bermuda - 0.1%
	Bermuda Government International Bonds
400,000	2.38%, 08/20/2030(8)	$355,544
200,000	5.00%, 07/15/2032(8)	198,146
		553,690
	Hungary - 0.2%
	Hungary Government International Bonds
200,000	5.38%, 09/26/2030(1)	202,506
305,000	5.50%, 03/26/2036(1)	295,064
200,000	6.00%, 09/26/2035(1)	201,390
		698,960
	Israel - 0.2%
	Israel Government International Bonds
200,000	2.75%, 07/03/2030	181,661
400,000	5.38%, 02/19/2030	408,731
		590,392
	Mexico - 0.6%
	Mexico Government International Bonds
200,000	4.75%, 04/27/2032	189,714
86,000	4.75%, 03/08/2044	67,768
890,000	6.00%, 05/07/2036	872,200
400,000	6.40%, 05/07/2054	366,600
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 1.5% - (continued)
	Mexico - 0.6% - (continued)
$ 225,000	6.63%, 01/29/2038	$226,125
225,000	6.88%, 05/13/2037	232,200
		1,954,607
	Panama - 0.1%
	Panama Government International Bonds
200,000	2.25%, 09/29/2032	153,112
80,000	6.70%, 01/26/2036	80,242
		233,354
	Peru - 0.0%
85,000	Peru Government International Bonds 5.38%, 02/08/2035	84,623
	Romania - 0.3%
	Romania Government International Bonds
470,000	3.63%, 03/27/2032(8)	410,378
164,000	5.75%, 03/24/2035(1)	155,397
258,000	5.88%, 01/30/2029(1)	261,982
90,000	7.50%, 02/10/2037(1)	95,503
		923,260
	Uruguay - 0.0%
170,000	Uruguay Government International Bonds 4.38%, 01/23/2031	169,065
	Total Foreign Government Obligations (cost $5,196,291)	$5,207,951
MUNICIPAL BONDS - 0.2%
	Build America Bonds - 0.1%
155,000	State of California, CA, GO 7.30%, 10/01/2039	$177,928
	Development - 0.1%
295,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	288,426
	General - 0.0%
67,258	Commonwealth of Massachusetts, MA, Rev 4.11%, 07/15/2031	66,817
65,000	Dist of Columbia, DC, Rev 3.43%, 04/01/2042	47,864
		114,681
	Higher Education - 0.0%
50,000	Dist of Columbia, DC, Rev 5.75%, 04/01/2035	51,726
	Transportation - 0.0%
15,000	Metropolitan Transportation Auth, NY, Rev 4.75%, 11/15/2045	14,253
	Total Municipal Bonds (cost $728,773)	$647,014
U.S. GOVERNMENT AGENCIES - 31.4%
	Mortgage-Backed Agencies - 31.4%
	Federal Home Loan Mortgage Corp. - 4.8%
225,447	0.87%, 11/25/2030(3)(4)	$8,419
95,137	1.11%, 01/25/2030(3)(4)	3,875
1,399,030	1.11%, 06/25/2030(3)(4)	62,962
3,311	1.13%, 12/15/2027	3,215
4,141	1.25%, 12/15/2027	4,019
1,522,899	1.37%, 06/25/2030(3)(4)	82,224
1,084,270	1.43%, 05/25/2030(3)(4)	60,923
398,640	1.50%, 12/25/2050	316,381
1,212,882	1.57%, 05/25/2030(3)(4)	74,166
163,422	1.64%, 04/25/2030(3)(4)	10,081
363,788	2.00%, 07/25/2050	317,306
197,024	2.00%, 10/01/2051	155,505
2,042,172	2.00%, 12/01/2051	1,604,896
3,116,685	2.00%, 01/01/2052	2,449,358
The accompanying notes are an integral part of these financial statements.

15

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 31.4% - (continued)
	Mortgage-Backed Agencies - 31.4% - (continued)
	Federal Home Loan Mortgage Corp. - 4.8% - (continued)
$ 16,024	2.50%, 12/15/2042	$14,647
904,732	2.50%, 09/01/2051	741,801
1,460,859	4.50%, 08/01/2052	1,388,209
1,715,969	5.00%, 11/01/2052	1,680,627
4,047,804	5.50%, 05/01/2054	4,029,985
89,983	6.20%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(2)	91,037
640,000	7.25%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	659,328
270,000	7.70%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	280,800
400,000	7.75%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	410,546
380,000	7.90%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	398,273
165,000	8.35%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	174,075
700,000	8.85%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	743,553
540,000	9.35%, 03/25/2052, 30 day USD SOFR Average + 5.00%(1)(2)	582,922
		16,349,133
	Federal National Mortgage Association - 6.2%
17,351	1.25%, 02/25/2028	16,812
3,539	1.50%, 09/25/2027	3,445
127,100	2.00%, 10/01/2051	100,042
456,062	2.00%, 11/01/2051	356,975
5,145,405	2.00%, 04/01/2052	4,030,529
874,000	2.50%, 02/01/2052	716,582
1,149,961	2.50%, 05/01/2052	943,278
898,468	2.50%, 06/01/2052	739,162
852,369	2.50%, 07/01/2052	700,331
726,623	2.50%, 08/01/2052	595,744
282,000	3.00%, 12/25/2045	251,359
307,998	3.00%, 10/25/2046	273,707
313,000	3.00%, 03/25/2047	268,303
167,140	3.00%, 03/01/2050	144,449
1,695,241	3.00%, 11/01/2051	1,459,253
437,977	3.50%, 08/01/2043	403,429
735,000	4.50%, 12/25/2041	704,254
2,705,651	4.50%, 12/01/2052	2,571,286
2,119,970	5.50%, 06/01/2053	2,113,096
4,433,331	5.50%, 04/01/2054	4,413,814
		20,805,850
	Government National Mortgage Association - 6.2%
2,000,313	2.00%, 12/20/2050	1,615,208
2,250,000	2.00%, 08/20/2054(9)	1,815,942
1,818,064	2.50%, 03/20/2051	1,530,251
1,114,233	2.50%, 07/20/2051	937,530
2,707,809	2.50%, 09/20/2051	2,278,372
1,703,931	3.00%, 04/20/2051	1,490,751
368,771	3.00%, 05/20/2051	322,503
1,857,949	3.00%, 10/20/2051	1,625,394
2,796,626	3.50%, 08/20/2052	2,520,127
1,650,000	4.00%, 08/20/2054(9)	1,519,280
1,100,000	5.00%, 08/20/2054(9)	1,073,430
4,213,167	5.00%, 09/20/2054	4,114,199
		20,842,987
	Uniform Mortgage-Backed Security - 14.2%
1,200,000	1.50%, 08/01/2039(9)	1,059,538
300,000	1.50%, 08/01/2054(9)	222,532
1,300,000	2.50%, 08/01/2039(9)	1,206,810
4,263,000	2.50%, 08/01/2054(9)	3,492,360
750,000	3.00%, 08/01/2039(9)	710,157
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 31.4% - (continued)
	Mortgage-Backed Agencies - 31.4% - (continued)
	Uniform Mortgage-Backed Security - 14.2% - (continued)
$ 2,850,000	3.50%, 08/01/2054(9)	$2,545,700
3,450,000	4.00%, 08/01/2054(9)	3,181,608
34,850,000	6.00%, 08/01/2054(9)	35,331,691
		47,750,396
	Total U.S. Government Agencies (cost $107,918,959)	$105,748,366
U.S. GOVERNMENT SECURITIES - 40.1%
	U.S. Treasury Securities - 40.1%
	U.S. Treasury Bonds - 9.4%
1,570,000	1.25%, 05/15/2050	$744,217
1,010,000	1.38%, 08/15/2050	490,955
2,455,000	1.63%, 11/15/2050	1,274,778
630,000	2.00%, 02/15/2050	365,129
1,248,000	2.38%, 11/15/2049	792,334
1,105,000	2.50%, 02/15/2045	768,622
1,935,000	2.88%, 05/15/2052	1,341,801
7,170,000	3.00%, 02/15/2047	5,321,484
1,525,000	3.00%, 02/15/2048	1,119,684
6,105,000	3.00%, 08/15/2052	4,340,035
1,080,000	3.13%, 05/15/2048	809,494
1,780,000	3.38%, 08/15/2042	1,478,026
385,000	3.38%, 11/15/2048	300,826
1,825,000	3.63%, 08/15/2043	1,552,533
1,840,000	3.63%, 02/15/2044	1,557,028
1,464,000	3.75%, 11/15/2043	1,264,244
600,000	4.13%, 08/15/2044	543,281
1,305,000	4.50%, 02/15/2044	1,246,581
2,645,000	4.50%, 11/15/2054	2,481,341
3,955,000	5.00%, 05/15/2045	4,013,089
		31,805,482
	U.S. Treasury Inflation-Indexed Bonds - 1.5%
775,180	0.25%, 02/15/2050(10)	441,946
41,944	0.63%, 02/15/2043(10)	30,922
2,994,489	0.75%, 02/15/2042(10)	2,308,744
941,884	0.75%, 02/15/2045(10)	680,905
420,552	1.00%, 02/15/2046(10)	315,080
1,565,437	1.38%, 02/15/2044(10)	1,304,055
		5,081,652
	U.S. Treasury Inflation-Indexed Notes - 0.5%
1,641,781	1.75%, 01/15/2034(10)	1,623,294
	U.S. Treasury Notes - 28.7%
9,493,000	0.38%, 09/30/2027	8,801,791
3,850,000	0.63%, 05/15/2030	3,296,111
3,335,000	1.88%, 02/28/2029	3,111,320
4,565,000	2.75%, 08/15/2032	4,178,223
10,735,000	2.88%, 05/15/2028(11)(12)	10,449,013
1,835,000	2.88%, 05/15/2032	1,699,310
8,608,000	3.50%, 09/30/2026	8,545,458
12,500,000	3.75%, 05/15/2028	12,455,078
1,600,000	3.75%, 05/31/2030	1,585,500
4,235,000	3.75%, 12/31/2030	4,182,890
3,555,000	4.00%, 05/31/2030	3,563,610
950,000	4.13%, 11/30/2029	957,199
2,740,000	4.25%, 01/31/2030	2,774,464
9,715,000	4.25%, 11/15/2034	9,654,281
2,025,000	4.25%, 05/15/2035	2,007,281
5,000,000	4.38%, 01/31/2032	5,075,391
5,136,000	4.38%, 05/15/2034	5,167,097
The accompanying notes are an integral part of these financial statements.

16

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 40.1% - (continued)
	U.S. Treasury Securities - 40.1% - (continued)
	U.S. Treasury Notes - 28.7% - (continued)
$ 8,485,000	4.50%, 03/31/2026		$8,496,369
645,000	4.50%, 11/15/2033		656,439
			96,656,825
	Total U.S. Government Securities (cost $145,706,359)		$135,167,253
	Total Long-Term Investments (cost $399,035,696)		$383,995,253
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.2%
714,105	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2025 at 4.36%, due on 08/01/2025 with a maturity value of $714,191; collateralized by U.S. Treasury Inflation-Indexed Note at 1.63%, maturing 10/15/2027, with a market value of $728,557		$714,105
	Securities Lending Collateral - 0.2%
557,825	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(13)		557,825
	Total Short-Term Investments (cost $1,271,930)		$1,271,930
	Total Investments (cost $400,307,626)	114.4%	$385,267,183
	Other Assets and Liabilities	(14.4)%	(48,549,870)
	Net Assets	100.0%	$336,717,313
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$73,071,902, representing 21.7% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2025. Base lending rates may be subject to a floor or cap.
(3)	Securities disclosed are interest-only strips.
(4)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(8)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2025, the aggregate value of these securities was $964,068, representing 0.3% of net assets.

(9)	Represents or includes a TBA transaction.
(10)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(11)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2025, the market value of securities pledged was $700,819.
(12)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2025, the market value of securities pledged was $262,807.
(13)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	10	09/30/2025	$2,069,844	$(10,414)
U.S. Treasury 5-Year Note Future	108	09/30/2025	11,682,562	29,314
U.S. Treasury Long Bond Future	4	09/19/2025	456,750	10,931
U.S. Treasury Ultra Bond Future	52	09/19/2025	6,100,250	89,037
Total				$118,868
Short position contracts:
U.S. Treasury 10-Year Note Future	(114)	09/19/2025	$(12,661,125)	$(32,693)
U.S. Treasury 10-Year Ultra Future	(66)	09/19/2025	(7,463,156)	(56,844)
Total				$(89,537)
Total futures contracts				$29,331

The accompanying notes are an integral part of these financial statements.

17

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
4.16% Fixed	12 Mo. USD SOFR	USD	4,060,000	03/19/2045	Annual	$—	$(7,636)	$(33,410)	$(25,774)
2.97% Fixed	12 Mo. USD SOFR	USD	1,330,000	03/15/2053	Annual	2,877	—	248,979	246,102
2.88% Fixed	12 Mo. USD SOFR	USD	380,000	03/15/2053	Annual	4,107	—	77,532	73,425
3.25% Fixed	12 Mo. USD SOFR	USD	495,000	06/21/2053	Annual	—	(5,011)	67,734	72,745
3.59% Fixed	12 Mo. USD SOFR	USD	570,000	09/20/2053	Annual	2,297	—	49,227	46,930
Total centrally cleared interest rate swaps contracts						$9,281	$(12,647)	$410,062	$413,428
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$59,779,001	$—	$59,779,001	$—
Corporate Bonds	77,445,668	—	77,445,668	—
Foreign Government Obligations	5,207,951	—	5,207,951	—
Municipal Bonds	647,014	—	647,014	—
U.S. Government Agencies	105,748,366	—	105,748,366	—
U.S. Government Securities	135,167,253	—	135,167,253	—
Short-Term Investments	1,271,930	557,825	714,105	—
Futures Contracts(2)	129,282	129,282	—	—
Swaps - Interest Rate(2)	439,202	—	439,202	—
Total	$385,835,667	$687,107	$385,148,560	$—
Liabilities
Futures Contracts(2)	$(99,951)	$(99,951)	$—	$—
Swaps - Interest Rate(2)	(25,774)	—	(25,774)	—
Total	$(125,725)	$(99,951)	$(25,774)	$—

(1)	For the year ended July 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

18

Hartford Large Cap Growth ETF
Schedule of Investments
July 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8%
	Automobiles & Components - 0.5%
2,497	Tesla, Inc.*	$769,750
	Capital Goods - 2.2%
3,295	GE Vernova, Inc.	2,175,656
8,779	RTX Corp.	1,383,307
		3,558,963
	Consumer Discretionary Distribution & Retail - 8.9%
48,310	Amazon.com, Inc.*	11,309,854
23,304	Chewy, Inc. Class A*	855,257
4,573	Dick's Sporting Goods, Inc.	967,235
2,868	Home Depot, Inc.	1,054,019
		14,186,365
	Consumer Durables & Apparel - 0.7%
22,926	On Holding AG Class A*	1,113,516
	Consumer Services - 2.1%
48,807	DraftKings, Inc. Class A*	2,198,267
4,637	Marriott International, Inc. Class A	1,223,380
		3,421,647
	Energy - 0.8%
7,324	Targa Resources Corp.	1,218,787
	Equity Real Estate Investment Trusts (REITs) - 1.0%
5,343	American Tower Corp. REIT	1,113,428
2,916	AvalonBay Communities, Inc. REIT	543,192
		1,656,620
	Financial Services - 5.4%
1,494	Evercore, Inc. Class A	449,903
36,353	Interactive Brokers Group, Inc. Class A	2,383,303
23,960	KKR & Co., Inc.	3,512,057
16,623	Tradeweb Markets, Inc. Class A	2,303,116
		8,648,379
	Health Care Equipment & Services - 1.8%
22,024	Boston Scientific Corp.*	2,310,758
1,199	Intuitive Surgical, Inc.*	576,827
		2,887,585
	Household & Personal Products - 0.4%
11,843	BellRing Brands, Inc.*	646,391
	Media & Entertainment - 17.6%
44,659	Alphabet, Inc. Class A	8,570,062
24,091	Liberty Media Corp.-Liberty Formula One Class C*	2,417,532
12,115	Live Nation Entertainment, Inc.*	1,789,385
9,641	Meta Platforms, Inc. Class A	7,456,735
4,616	Netflix, Inc.*	5,351,790
4,064	Spotify Technology SA*	2,546,259
		28,131,763
	Pharmaceuticals, Biotechnology & Life Sciences - 6.5%
7,366	Eli Lilly & Co.	5,451,356
30,132	Exact Sciences Corp.*	1,414,697
8,334	Gilead Sciences, Inc.	935,825
10,374	Natera, Inc.*	1,386,589
2,748	Vertex Pharmaceuticals, Inc.*	1,255,479
		10,443,946
	Real Estate Management & Development - 0.8%
15,624	Zillow Group, Inc. Class C*	1,242,889
	Semiconductors & Semiconductor Equipment - 22.9%
7,559	ARM Holdings PLC ADR*(1)	1,068,654
36,768	Broadcom, Inc.	10,798,761
139,385	NVIDIA Corp.	24,792,410
		36,659,825
	Software & Services - 15.8%
2,229	AppLovin Corp. Class A*	870,870
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.8% - (continued)
	Software & Services - 15.8% - (continued)
10,882	Docusign, Inc.*		$823,114
400	Figma, Inc. Class A*		46,200
6,356	GoDaddy, Inc. Class A*		1,027,003
27,545	Microsoft Corp.		14,695,258
15,665	Oracle Corp.		3,975,307
2,993	ServiceNow, Inc.*		2,822,758
9,321	Shopify, Inc. Class A*		1,139,119
			25,399,629
	Technology Hardware & Equipment - 8.9%
36,976	Apple, Inc.		7,675,108
37,966	Arista Networks, Inc.*		4,678,171
39,591	Flex Ltd.*		1,974,403
			14,327,682
	Telecommunication Services - 1.0%
6,792	T-Mobile U.S., Inc.		1,619,281
	Transportation - 0.6%
10,513	Uber Technologies, Inc.*		922,516
	Utilities - 0.9%
25,092	Dominion Energy, Inc.		1,466,627
	Total Common Stocks (cost $111,589,056)		$158,322,161
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 388,962	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2025 at 4.36%, due on 08/01/2025 with a maturity value of $389,009; collateralized by U.S. Treasury Note at 3.88%, maturing 10/15/2027, with a market value of $396,759		$388,962
	Securities Lending Collateral - 0.0%
4,328	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(2)		4,328
	Total Short-Term Investments (cost $393,290)		$393,290
	Total Investments (cost $111,982,346)	99.1%	$158,715,451
	Other Assets and Liabilities	0.9%	1,489,147
	Net Assets	100.0%	$160,204,598
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

19

Hartford Large Cap Growth ETF
Schedule of Investments – (continued)
July 31, 2025

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$158,322,161	$158,322,161	$—	$—
Short-Term Investments	393,290	4,328	388,962	—
Total	$158,715,451	$158,326,489	$388,962	$—

(1)	For the year ended July 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

20

Hartford Municipal Opportunities ETF
Schedule of Investments
July 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4%
	Alabama - 3.7%
$ 2,000,000	Alabama Housing Finance Auth, AL, Rev, (FHLMC), (FNMA), (GNMA) 6.00%, 04/01/2055	$2,193,904
	Black Belt Energy Gas Dist, AL, Rev
1,200,000	5.00%, 10/01/2055(1)	1,263,253
2,000,000	5.25%, 12/01/2027	2,082,285
1,825,000	5.25%, 02/01/2053(1)	1,914,521
330,000	5.25%, 12/01/2053(1)	354,375
2,335,000	Energy Southeast A Cooperative Dist, AL, Rev 5.50%, 11/01/2053(1)	2,512,534
100,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2042	100,783
2,000,000	Lower Alabama Gas Dist, AL, Rev 5.00%, 09/01/2028	2,087,866
2,600,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 08/01/2054(1)	2,746,845
	Southeast Energy Auth A Cooperative Dist, AL, Rev
4,000,000	5.00%, 05/01/2055(1)	4,253,481
1,855,000	5.25%, 03/01/2055(1)	1,924,845
415,000	5.50%, 01/01/2053(1)	441,467
		21,876,159
	Alaska - 0.5%
1,225,000	Northern Tobacco Securitization Corp., AK, Rev 4.00%, 06/01/2039	1,131,377
	State of Alaska International Airports System, AK, Rev
530,000	5.00%, 10/01/2032	590,812
1,215,000	5.00%, 10/01/2034	1,344,055
		3,066,244
	Arizona - 0.4%
	Arizona Industrial Dev Auth, AZ, Rev,
665,000	(FHLMC), (FNMA), (GNMA) 4.05%, 10/01/2031	682,082
270,000	(FHLMC), (FNMA), (GNMA) 4.15%, 10/01/2032	276,631
280,000	(FHLMC), (FNMA), (GNMA) 4.25%, 10/01/2033	286,204
500,000	City of Phoenix Civic Improvement Corp., AZ, Rev 5.00%, 07/01/2037	509,820
	Maricopa County Industrial Dev Auth, AZ, Rev
230,000	4.00%, 10/15/2047(2)	179,904
195,000	5.00%, 09/01/2031	205,087
		2,139,728
	California - 6.3%
795,000	Bay Area Toll Auth, CA, Rev 2.59%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(3)	777,434
	California Community Choice Financing Auth, CA, Rev
755,000	5.00%, 12/01/2053(1)	786,760
2,000,000	5.00%, 05/01/2054(1)	2,113,947
2,115,000	5.00%, 01/01/2056(1)	2,292,709
3,375,000	5.50%, 05/01/2054(1)	3,563,872
205,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2045	203,285
	California Municipal Finance Auth, CA, Rev,
180,000	(BAM) 4.00%, 05/15/2034	183,213
600,000	(BAM) 4.00%, 05/15/2037	598,372
2,250,000	5.00%, 06/30/2027	2,313,150
835,000	California State University, CA, Rev 0.55%, 11/01/2049(1)	805,365
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	California - 6.3% - (continued)
$ 185,000	Cathedral City Redev Agency Successor Agency, CA, Tax Allocation, (BAM) 4.00%, 08/01/2032	$193,932
	City of Fontana, CA, Special Tax
500,000	4.00%, 09/01/2041	456,577
450,000	4.00%, 09/01/2046	390,476
525,000	4.00%, 09/01/2051	436,493
2,625,000	City of Los Angeles Department of Airports, CA, Rev 5.25%, 05/15/2040	2,785,184
2,235,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.80%, 01/15/2026(4)	2,265,912
150,000	Fresno Unified School Dist, CA, GO 0.00%, 08/01/2032(5)	115,353
5,670,000	Golden State Tobacco Securitization Corp., CA, Rev 0.00%, 06/01/2066(5)	542,560
1,000,000	Los Angeles Department of Water & Power, CA, Rev, (BAM) 5.25%, 07/01/2045	1,033,958
605,000	Los Angeles Unified School Dist, CA, GO 5.00%, 07/01/2033	696,346
595,000	Regents of the University of California Medical Center Pooled, CA, Rev 5.00%, 05/15/2036	644,899
100,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2043	100,354
885,000	San Bernardino Community College Dist, CA, GO 0.00%, 08/01/2046(5)(6)	293,838
	San Diego County Regional Airport Auth, CA, Rev
2,250,000	5.00%, 07/01/2034	2,442,079
1,300,000	5.00%, 07/01/2035	1,403,601
1,300,000	5.00%, 07/01/2036	1,388,259
475,000	5.25%, 07/01/2036	513,690
	San Francisco City & County Airport, Comm-San Francisco International Airport, CA, Rev
345,000	4.00%, 05/01/2039	324,945
3,675,000	5.00%, 05/01/2034	4,004,228
265,000	5.00%, 05/01/2050	258,974
	San Joaquin Hills Transportation Corridor Agency, CA, Rev,
80,000	(NPFG) 0.00%, 01/15/2026(5)	78,865
235,000	(NPFG) 0.00%, 01/15/2032(5)	185,245
70,000	(NPFG) 0.00%, 01/15/2035(5)	47,587
1,250,000	4.00%, 01/15/2034	1,275,808
1,500,000	State of California, CA, GO 1.00%, 05/01/2040(1)	1,500,000
		37,017,270
	Colorado - 3.8%
	Baseline Metropolitan Dist No. 1, CO, GO,
375,000	(AG) 5.00%, 12/01/2030	409,197
635,000	(AG) 5.00%, 12/01/2032	691,399
1,970,000	City & County of Denver Airport System, CO, Rev 5.50%, 11/15/2032	2,216,902
	City of Colorado Springs Utilities System, CO, Rev
160,000	5.00%, 11/15/2044	165,410
400,000	5.00%, 11/15/2049	405,841
1,000,000	Colorado Bridge & Tunnel Enterprise, CO, Rev, (AG) 5.50%, 12/01/2054	1,038,966
	Colorado Health Facs Auth, CO, Rev
105,000	4.00%, 12/01/2040	94,526
1,580,000	5.00%, 12/01/2034	1,704,523
1,000,000	5.00%, 12/01/2035	1,067,612
500,000	5.00%, 05/15/2036	535,090
The accompanying notes are an integral part of these financial statements.

21

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Colorado - 3.8% - (continued)
$ 345,000	5.00%, 05/15/2037	$366,084
	Denver City & County School Dist No. 1, CO, GO,
2,000,000	(ST AID WITHHLDG) 5.00%, 12/01/2025	2,016,089
1,500,000	(ST AID WITHHLDG) 5.00%, 12/01/2026	1,549,787
160,000	Denver Convention Center Hotel Auth, CO, Rev 5.00%, 12/01/2031	162,097
1,000,000	E-470 Public Highway Auth, CO, Rev 3.67%, 09/01/2039, 1 mo. USD SOFR + 0.75%(3)	998,893
1,030,000	Park Creek Metropolitan Dist, CO, Rev 5.00%, 12/01/2029	1,093,215
300,000	Public Auth for Colorado Energy, CO, Rev 6.50%, 11/15/2038	349,401
2,100,000	Regional Transportation Dist, CO, COP 5.00%, 06/01/2033	2,357,641
	Regional Transportation Dist, CO, Rev
500,000	4.00%, 07/15/2039	462,101
400,000	5.00%, 07/15/2029	423,083
500,000	5.00%, 01/15/2030	530,998
100,000	5.00%, 07/15/2032	105,683
2,275,000	Southern Ute Indian Tribe of the Southern Ute Reservation, CO, GO 5.00%, 04/01/2035(2)	2,399,561
715,000	University of Colorado Hospital Auth, CO, Rev 5.00%, 11/15/2029	783,383
195,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(1)	194,450
		22,121,932
	Connecticut - 3.7%
100,000	City of Bridgeport, CT, GO, (BAM) 5.00%, 07/15/2034	104,221
245,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/15/2042	247,126
	Connecticut State Health & Educational Facs Auth, CT, Rev
10,000,000	2.00%, 07/01/2042(1)	10,000,000
1,000,000	2.95%, 07/01/2049(1)	1,000,601
3,000,000	Stamford Housing Auth, CT, Rev 4.25%, 10/01/2030	3,026,624
	State of Connecticut, CT, GO
845,000	3.00%, 06/01/2038	715,859
6,225,000	5.00%, 10/15/2031	6,375,389
		21,469,820
	District of Columbia - 0.2%
	Dist of Columbia, DC, Rev
250,000	5.00%, 07/01/2037	249,395
455,000	5.00%, 07/01/2042	425,682
500,000	Metropolitan Washington Airports Auth, Aviation, DC, Rev 5.00%, 10/01/2035	528,555
		1,203,632
	Florida - 1.7%
725,000	Alachua County Health Facs Auth, FL, Rev 3.75%, 10/01/2030(6)	725,399
500,000	Alachua County School Board, FL, COP, (AG) 5.00%, 07/01/2028	533,053
185,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	191,256
500,000	Capital Trust Auth, FL, Rev 5.00%, 07/01/2045(2)	466,953
125,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2043	119,098
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Florida - 1.7% - (continued)
$ 270,000	County of Broward Airport System, FL, Rev 4.00%, 10/01/2044	$234,297
	County of Miami-Dade Seaport Department, FL, Rev
1,085,000	5.00%, 10/01/2035	1,141,186
200,000	5.00%, 10/01/2036	208,497
445,000	Escambia County Health Facs Auth, FL, Rev 4.00%, 08/15/2045	371,760
1,650,000	Greater Orlando Aviation Auth, FL, Rev 5.00%, 10/01/2036	1,757,023
160,000	Lee County Industrial Dev Auth, FL, Rev 4.13%, 11/15/2029	161,079
500,000	Middleton Community Dev Dist A, FL, Special Assessment 4.75%, 05/01/2055	450,023
250,000	Orange County Health Facs Auth, FL, Rev 5.00%, 10/01/2041	258,691
950,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	850,076
	Polk County Industrial Dev Auth, FL, Rev
395,000	5.00%, 01/01/2029	405,100
190,000	5.00%, 01/01/2055	162,781
445,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2046	328,556
155,000	Village Community Dev Dist No. 13, FL, Special Assessment 2.55%, 05/01/2031	143,373
1,180,000	Village Community Dev Dist No. 14, FL, Special Assessment 5.13%, 05/01/2037	1,207,086
500,000	Village Community Dev Dist No. 15, FL, Special Assessment 4.80%, 05/01/2055(2)	445,607
		10,160,894
	Georgia - 3.0%
1,350,000	Bartow County Dev Auth, GA, Rev 3.95%, 12/01/2032(1)	1,378,232
200,000	City of Atlanta Department of Aviation, GA, Rev 5.00%, 07/01/2033	225,513
1,370,000	Cobb-Marietta Coliseum & Exhibit Hall Auth, GA, Rev 5.00%, 10/01/2038	1,478,395
285,000	Dev Auth of Monroe County, GA, Rev 3.88%, 10/01/2048(1)	286,099
215,000	Georgia Housing & Finance Auth, GA, Rev 5.00%, 12/01/2042	218,414
	Main Street Natural Gas, Inc., GA, Rev
2,950,000	4.00%, 05/01/2052(1)	2,966,483
1,760,000	5.00%, 07/01/2053(1)	1,857,581
475,000	5.00%, 09/01/2053(1)	502,034
1,225,000	5.00%, 12/01/2053(1)	1,294,026
275,000	5.00%, 04/01/2054(1)	291,631
2,380,000	5.00%, 05/01/2054(1)	2,523,127
1,810,000	5.00%, 12/01/2054(1)	1,917,568
1,000,000	5.00%, 06/01/2055(1)	1,063,810
	Municipal Electric Auth of Georgia, GA, Rev,
1,000,000	(AG) 5.00%, 07/01/2048	998,955
520,000	5.00%, 07/01/2052	507,315
		17,509,183
	Guam - 0.5%
	Government Of Guam Business Privilege Tax Refunding Bonds, GU, Rev
820,000	5.00%, 01/01/2031(6)	883,073
500,000	5.25%, 01/01/2037(6)	532,070
500,000	5.25%, 01/01/2038(6)	527,709
785,000	Guam Government Waterworks Auth, GU, Rev 5.25%, 07/01/2050(6)	783,718
		2,726,570
The accompanying notes are an integral part of these financial statements.

22

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Hawaii - 0.2%
	State of Hawaii Airports System, HI, Rev
$ 100,000	5.00%, 07/01/2031	$103,879
780,000	5.00%, 07/01/2040	798,814
300,000	5.00%, 07/01/2041	304,213
		1,206,906
	Idaho - 0.2%
1,000,000	Idaho Housing & Finance Association, ID, Rev, (FHLMC), (FNMA), (GNMA) 5.75%, 01/01/2053	1,086,511
	Illinois - 9.2%
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
250,000	5.00%, 04/01/2033	256,709
380,000	5.25%, 04/01/2035	409,291
250,000	5.25%, 04/01/2036	266,855
	Chicago Board of Education, IL, GO,
110,000	(NPFG) 0.00%, 12/01/2026(5)	104,887
500,000	5.00%, 12/01/2028	519,236
1,100,000	5.00%, 12/01/2032	1,130,676
400,000	5.00%, 12/01/2046	356,206
2,500,000	5.25%, 12/01/2036	2,557,397
370,000	Chicago Midway International Airport, IL, Rev, (BAM) 5.50%, 01/01/2038	399,465
	Chicago O'Hare International Airport, IL, Rev
650,000	4.50%, 01/01/2048	582,436
200,000	(BAM) 5.00%, 01/01/2037	212,642
1,785,000	(BAM) 5.00%, 01/01/2038	1,875,495
1,700,000	5.50%, 07/01/2040	1,776,228
1,000,000	Chicago Park Dist, IL, GO 5.00%, 01/01/2038	1,056,419
1,000,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 5.00%, 12/01/2049	970,841
	City of Chicago Wastewater Transmission, IL, Rev,
695,000	(BAM) 5.00%, 01/01/2041	722,216
90,000	(NPFG) 5.50%, 01/01/2030	94,378
530,000	City of Chicago Waterworks, IL, Rev, (AG) 5.00%, 11/01/2037	556,043
500,000	City of Chicago, IL, GO, (NPFG) 0.00%, 01/01/2026(5)	493,616
1,385,000	City of Granite City, IL, Rev 1.25%, 05/01/2027(1)	1,325,703
900,000	Cook County Community College Dist No. 508, IL, GO, (BAM) 5.00%, 12/01/2038	929,482
	Illinois Finance Auth, IL, Rev
640,000	4.00%, 07/15/2039	591,435
460,000	5.00%, 10/01/2027	482,806
585,000	5.00%, 10/01/2028	624,991
235,000	5.00%, 08/15/2033	251,543
150,000	5.00%, 11/15/2045	145,197
	Illinois Housing Dev Auth, IL, Rev,
6,185,000	(FHLMC), (FNMA), (GNMA) 2.35%, 02/01/2038(1)	6,185,000
2,620,000	(FHLMC), (FNMA), (GNMA) 5.25%, 10/01/2052	2,749,487
815,000	(FHLMC), (FNMA), (GNMA) 5.50%, 10/01/2053	876,738
435,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	465,860
2,470,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2054	2,675,755
805,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2055	887,823
320,000	Illinois State Toll Highway Auth, IL, Rev 4.00%, 01/01/2040	306,889
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Illinois - 9.2% - (continued)
$ 360,000	Kane County School Dist No. 131 Aurora East Side, IL, GO, (AG) 5.00%, 12/01/2025	$362,542
100,000	Kane McHenry Cook & De Kalb Counties Unit School Dist No. 300, IL, GO 5.00%, 01/01/2032	103,082
150,000	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO, (AG) 0.00%, 02/01/2027(5)	143,014
	Metropolitan Pier & Exposition Auth, IL, Rev,
205,000	(NPFG) 0.00%, 12/15/2025(5)	202,721
595,000	4.00%, 12/15/2042	520,543
1,055,000	Metropolitan Water Reclamation Dist of Greater Chicago, IL, GO 5.00%, 12/01/2025	1,063,228
	Rock Island County School Dist No. 41 Rock Island, IL, GO,
1,000,000	(AG) 5.00%, 01/01/2041	1,035,614
1,000,000	(AG) 5.00%, 01/01/2042	1,024,521
	Sales Tax Securitization Corp., IL, Rev
785,000	4.00%, 01/01/2038	741,726
1,785,000	5.00%, 01/01/2026	1,799,100
550,000	5.00%, 01/01/2030	595,156
1,500,000	5.00%, 01/01/2034	1,663,368
845,000	5.00%, 01/01/2037	879,913
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
240,000	(AG) 5.00%, 01/01/2029	256,914
250,000	(AG) 5.00%, 01/01/2030	271,604
250,000	(AG) 5.00%, 01/01/2031	274,328
320,000	(AG) 5.00%, 01/01/2032	353,474
	State of Illinois Sales Tax, IL, Rev
115,000	5.00%, 06/15/2027	116,666
1,000,000	5.00%, 06/15/2035	1,087,910
	State of Illinois, IL, GO
1,010,000	5.00%, 11/01/2025	1,015,619
1,645,000	5.00%, 05/01/2027	1,706,025
4,750,000	5.00%, 12/01/2042	4,798,007
550,000	5.50%, 03/01/2042	569,625
100,000	Village of Bolingbrook, IL, GO, (AG) 5.00%, 01/01/2028	105,193
		53,529,638
	Indiana - 2.1%
261,122	City of Evansville, IN, Rev, (FNMA) 3.00%, 06/01/2034	237,492
2,550,000	City of Whiting, IN, Rev 4.40%, 11/01/2045(1)	2,596,591
195,000	Crown Point Multi School Building Corp., IN, Rev, (ST INTERCEPT) 5.00%, 01/15/2029	210,276
	Danville Multi-School Building Corp., IN, Rev,
750,000	(ST INTERCEPT) 5.00%, 01/15/2034	833,512
440,000	(ST INTERCEPT) 5.00%, 07/15/2034	488,741
650,000	(ST INTERCEPT) 5.00%, 07/15/2035	713,726
3,000,000	Indiana Finance Auth, IN, Rev 5.00%, 10/01/2042	3,072,428
	Indiana Municipal Power Agency, IN, Rev,
1,000,000	(AG) 5.00%, 01/01/2033	1,123,388
750,000	(AG) 5.00%, 01/01/2034	844,559
	Indianapolis Local Public Improvement Bond Bank, IN, Rev
230,000	5.00%, 01/01/2040	243,218
425,000	5.00%, 01/01/2041	443,815
500,000	5.00%, 01/01/2042	516,533
750,000	5.00%, 01/01/2043	769,030
		12,093,309
The accompanying notes are an integral part of these financial statements.

23

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Iowa - 0.9%
$ 575,000	Iowa Finance Auth, IA, Rev 5.00%, 02/15/2027	$591,409
	Iowa Student Loan Liquidity Corp., IA, Rev
350,000	5.00%, 12/01/2025	352,307
2,800,000	5.00%, 12/01/2030	2,946,037
1,415,000	5.00%, 12/01/2033	1,492,466
		5,382,219
	Kentucky - 1.2%
	Kentucky Higher Education Student Loan Corp., KY, Rev
890,000	5.00%, 06/01/2028	912,446
1,020,000	5.00%, 06/01/2029	1,052,882
1,190,000	5.00%, 06/01/2030	1,233,837
1,190,000	5.00%, 06/01/2031	1,239,538
	Kentucky Public Energy Auth, KY, Rev
1,250,000	5.25%, 04/01/2054(1)	1,340,020
1,250,000	5.25%, 06/01/2055(1)	1,319,577
		7,098,300
	Louisiana - 0.9%
325,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	303,171
	Louisiana Public Facs Auth, LA, Rev
1,445,000	5.00%, 05/15/2030	1,566,021
515,000	(AG) 5.00%, 08/01/2030	568,450
335,000	(AG) 5.00%, 08/01/2032	373,844
	New Orleans Aviation Board, LA, Rev
150,000	5.00%, 01/01/2029	160,826
200,000	5.00%, 01/01/2030	217,283
	Parish of St. John the Baptist, LA, Rev
305,000	2.38%, 06/01/2037(1)	302,964
1,160,000	3.30%, 06/01/2037(1)	1,166,162
470,000	State of Louisiana Gasoline & Fuels Tax, LA, Rev 3.55%, 05/01/2043, 1 mo. USD SOFR + 0.50%(3)	468,893
		5,127,614
	Maine - 0.0%
275,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AG), (ST INTERCEPT) 4.00%, 07/01/2035	275,501
	Maryland - 0.1%
475,000	Maryland Health & Higher Educational Facs Auth, MD, Rev 5.00%, 07/01/2049	475,312
	Massachusetts - 3.0%
	Massachusetts Dev Finance Agency, MA, Rev
405,000	2.89%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(2)(3)	404,748
1,000,000	5.00%, 07/01/2027	1,031,328
575,000	5.00%, 01/01/2028	598,697
585,000	5.00%, 01/01/2029	617,586
1,085,000	5.00%, 07/01/2029	1,148,759
555,000	5.00%, 01/01/2030	591,048
680,000	5.00%, 07/01/2031	693,798
675,000	5.00%, 07/01/2034	681,529
1,000,000	5.00%, 06/01/2038	1,062,360
750,000	5.00%, 07/01/2038	795,723
1,000,000	5.00%, 07/01/2039	1,049,839
945,000	5.00%, 06/01/2040	981,204
2,880,000	5.00%, 07/01/2040	2,918,865
350,000	5.00%, 07/01/2044	332,361
100,000	5.00%, 07/01/2048	98,443
535,000	5.00%, 07/01/2055	514,647
380,000	5.00%, 10/01/2057(2)	338,194
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Massachusetts - 3.0% - (continued)
$ 1,000,000	5.00%, 07/01/2060(2)	$873,600
	Massachusetts Educational Financing Auth, MA, Rev
100,000	5.00%, 07/01/2026	101,649
110,000	5.00%, 07/01/2027	113,339
2,800,000	Massachusetts Health & Educational Facs Auth, MA, Rev 1.95%, 07/01/2027(1)	2,800,000
		17,747,717
	Michigan - 1.9%
	Clarkston Community Schools, MI, GO,
500,000	(Q-SBLF) 5.00%, 05/01/2037(6)	546,497
750,000	(Q-SBLF) 5.00%, 05/01/2038(6)	807,500
1,110,000	Detroit Downtown Dev Auth, MI, Tax Allocation 5.00%, 07/01/2048	1,101,015
895,000	Detroit Regional Convention Facility Auth, MI, Rev 5.00%, 10/01/2036	951,449
570,000	Great Lakes Water Auth, Water Supply System, MI, Rev 5.00%, 07/01/2037	614,417
	Michigan Finance Auth, MI, Rev
1,250,000	4.00%, 11/15/2046	1,022,089
750,000	5.00%, 11/01/2032	784,832
600,000	5.25%, 02/29/2040	626,779
100,000	5.25%, 02/28/2041	103,434
	Michigan State Housing Dev Auth, MI, Rev
425,000	3.45%, 12/01/2030	428,198
320,000	4.25%, 06/01/2049	322,685
205,000	4.25%, 12/01/2049	207,300
1,135,000	5.75%, 06/01/2054	1,218,453
	Michigan Strategic Fund, MI, Rev
695,000	3.35%, 10/01/2049(1)	685,371
540,000	3.88%, 06/01/2053(1)	517,754
1,100,000	Northern Michigan University, MI, Rev 5.50%, 06/01/2050	1,135,220
		11,072,993
	Minnesota - 0.3%
375,038	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	319,550
750,000	Minnesota Higher Education Facs Auth, MN, Rev 3.00%, 10/01/2038	629,559
	Minnesota Housing Finance Agency, MN, Rev,
505,000	(FHLMC), (FNMA), (GNMA) 5.05%, 07/01/2031	528,708
520,000	(FHLMC), (FNMA), (GNMA) 5.05%, 01/01/2032	548,982
		2,026,799
	Mississippi - 1.1%
4,000,000	State of Mississippi Gaming Tax, MS, Rev 5.00%, 10/15/2029	4,219,247
	State of Mississippi, MS, Rev
1,205,000	5.00%, 10/01/2041	1,258,922
850,000	5.00%, 10/01/2042	879,995
		6,358,164
	Missouri - 0.8%
	City of St. Louis Airport, MO, Rev,
750,000	(AG) 5.00%, 07/01/2037	816,655
100,000	(AG) 5.00%, 07/01/2039	106,401
	Health & Educational Facs Auth of the State of Missouri, MO, Rev
850,000	4.00%, 01/01/2050(1)	724,852
555,000	5.00%, 06/01/2032	609,785
	Missouri Housing Dev Commission, MO, Rev,
1,005,000	(FHLMC), (FNMA), (GNMA) 4.25%, 05/01/2047	1,016,114
The accompanying notes are an integral part of these financial statements.

24

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Missouri - 0.8% - (continued)
$ 205,000	(FHLMC), (FNMA), (GNMA) 5.00%, 05/01/2031	$221,100
225,000	(FHLMC), (FNMA), (GNMA) 5.00%, 05/01/2032	243,604
450,000	(FHLMC), (FNMA), (GNMA) 5.00%, 05/01/2033	487,790
650,000	St. Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2028	670,104
		4,896,405
	Montana - 0.2%
970,000	Montana Board of Housing, MT, Rev 6.00%, 12/01/2054	1,053,723
	Nebraska - 0.6%
	Central Plains Energy Project, NE, Rev
1,500,000	4.00%, 12/01/2049(1)	1,500,000
1,365,000	5.00%, 05/01/2054(1)	1,432,843
300,000	County of Washington, NE, Rev 0.90%, 09/01/2030(1)	299,439
500,000	Nebraska Investment Finance Auth, NE, Rev, (FHLMC), (FNMA), (GNMA) 5.00%, 03/01/2049	491,050
		3,723,332
	Nevada - 0.2%
250,000	City of North Las Vegas, NV, Special Assessment 4.50%, 06/01/2039	234,161
280,000	City of Reno, NV, Rev, (AG) 5.00%, 06/01/2033	293,086
300,000	Clark County School Dist, NV, GO 5.00%, 06/15/2035	312,201
250,000	County of Clark Passenger Facility Charge, NV, Rev 5.00%, 07/01/2028	267,407
		1,106,855
	New Hampshire - 2.4%
	New Hampshire Business Finance Auth, NH, Rev
1,295,000	4.00%, 12/01/2028	1,311,638
4,225,000	5.00%, 12/01/2035	4,470,691
650,000	(BAM) 5.00%, 06/01/2036	696,323
715,000	(BAM) 5.00%, 12/01/2036	762,035
860,000	(BAM) 5.00%, 12/01/2037	909,059
665,000	(BAM) 5.00%, 12/01/2038	696,379
5,000,000	5.25%, 06/01/2041	5,104,057
		13,950,182
	New Jersey - 1.2%
830,000	New Jersey Educational Facs Auth, NJ, Rev, (AG) 5.00%, 07/01/2043	844,532
430,000	New Jersey Higher Education Student Assistance Auth, NJ, Rev 5.00%, 12/01/2025	432,388
5,000,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 5.00%, 06/15/2037	5,268,028
325,000	Newark Board of Education, NJ, GO, (BAM) 5.00%, 07/15/2027	340,928
250,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2029	257,836
		7,143,712
	New Mexico - 1.1%
4,250,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	3,725,969
	New Mexico Mortgage Finance Auth, NM, Rev,
750,000	(FHLMC), (FNMA), (GNMA) 2.70%, 09/01/2047	494,756
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	New Mexico - 1.1% - (continued)
$ 30,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	$30,163
1,735,000	(FHLMC), (FNMA), (GNMA) 6.50%, 09/01/2054	1,913,214
		6,164,102
	New York - 9.0%
	City of New York, NY, GO
530,000	5.00%, 04/01/2036	546,600
1,575,000	5.00%, 02/01/2040	1,658,283
515,000	Empire State Dev Corp., NY, Rev 5.00%, 03/15/2038	526,411
	Long Island Power Auth, NY, Rev
500,000	0.85%, 09/01/2050(1)	498,957
295,000	5.00%, 09/01/2033	310,454
	Metropolitan Transportation Auth, NY, Rev
2,000,000	5.00%, 11/15/2029	2,008,556
265,000	5.00%, 11/15/2032	265,583
195,000	5.00%, 11/15/2033	210,386
4,000,000	5.00%, 11/15/2034	4,447,760
1,000,000	5.00%, 11/15/2045(1)	1,050,335
575,000	5.00%, 11/15/2048	558,895
2,500,000	New York City Housing Dev Corp., NY, Rev 5.25%, 12/15/2031	2,560,842
	New York City Industrial Dev Agency, NY, Rev,
670,000	(AG) 3.00%, 01/01/2033	632,647
150,000	(AG) 5.00%, 03/01/2030	163,074
	New York City Municipal Water Finance Auth, NY, Rev
1,200,000	3.00%, 06/15/2040	979,091
690,000	4.13%, 06/15/2047	619,722
500,000	5.00%, 06/15/2040	510,829
2,130,000	5.50%, 06/15/2039	2,403,418
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
2,305,000	4.00%, 02/01/2038	2,207,479
570,000	5.00%, 05/01/2038	588,814
	New York City Transitional Finance Auth, NY, Rev
200,000	5.00%, 05/01/2037	215,212
390,000	5.00%, 02/01/2038	417,895
1,360,000	5.00%, 05/01/2038	1,447,236
2,570,000	5.00%, 11/01/2038	2,753,611
1,030,000	5.00%, 05/01/2042(6)	1,073,157
1,110,000	New York Energy Finance Dev Corp., NY, Rev 5.00%, 07/01/2056(1)	1,156,868
	New York Liberty Dev Corp., NY, Rev
450,000	0.95%, 11/15/2027	417,762
405,000	2.75%, 02/15/2044	278,901
2,175,000	5.00%, 11/15/2044(2)	2,082,022
	New York State Dormitory Auth, NY, Rev
1,000,000	3.00%, 03/15/2041	802,872
1,650,000	4.00%, 03/15/2038	1,610,987
675,000	4.00%, 03/15/2040	630,234
630,000	(AG), (ST AID WITHHLDG) 5.00%, 10/01/2037	668,807
245,000	(AG), (ST AID WITHHLDG) 5.00%, 10/01/2038	257,742
290,000	5.25%, 07/01/2039	309,291
2,000,000	5.25%, 07/01/2040	2,107,048
1,800,000	New York State Housing Finance Agency, NY, Rev 1.95%, 11/15/2037(1)	1,800,000
	New York Transportation Dev Corp., NY, Rev,
370,000	(AG) 0.00%, 12/31/2054(4)	222,951
1,715,000	(AG) 5.00%, 06/30/2054	1,621,785
865,000	6.00%, 06/30/2041	929,155
The accompanying notes are an integral part of these financial statements.

25

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	New York - 9.0% - (continued)
$ 4,570,000	6.00%, 06/30/2055	$4,695,542
	Port Auth of New York & New Jersey, NY, Rev
500,000	3.00%, 10/01/2027	498,772
185,000	4.00%, 07/15/2040	175,942
800,000	5.00%, 11/15/2035	810,510
835,000	5.00%, 01/15/2037	866,501
290,000	5.00%, 12/01/2037	300,414
700,000	5.00%, 11/01/2038	707,878
500,000	5.00%, 12/01/2038	515,328
260,000	Triborough Bridge & Tunnel Auth, NY, Rev 5.00%, 11/15/2049	260,282
		52,382,841
	North Carolina - 1.1%
770,000	Nash Health Care Systems, NC, Rev 5.00%, 02/01/2032(6)	839,918
	North Carolina Housing Finance Agency, NC, Rev,
730,000	(FHLMC), (FNMA), (GNMA) 3.75%, 07/01/2052	735,112
605,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2056	676,704
	North Carolina Medical Care Commission, NC, Rev
670,000	3.90%, 01/01/2029	671,263
1,455,000	4.00%, 09/01/2051	1,083,283
325,000	4.25%, 09/01/2028	325,053
1,075,000	5.00%, 06/01/2032	1,091,037
395,000	5.00%, 01/01/2038	395,559
145,000	5.00%, 01/01/2039	131,769
210,000	5.00%, 01/01/2044	200,983
500,000	5.50%, 09/01/2054	464,874
		6,615,555
	Ohio - 1.9%
1,230,000	Buckeye Tobacco Settlement Financing Auth, OH, Rev 5.00%, 06/01/2055	999,134
100,000	Cleveland Department of Public Utilities Division of Public Power, OH, Rev, (AG) 5.00%, 11/15/2030	105,521
	County of Allen Hospital Facs, OH, Rev
250,000	5.00%, 12/01/2029	271,951
2,895,000	5.00%, 11/01/2039	3,032,786
1,435,000	Jefferson County Port Auth, OH, Rev 5.00%, 12/01/2053(1)(2)	1,437,025
845,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	856,995
	Ohio Housing Finance Agency, OH, Rev,
370,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2032	433,317
360,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2033	422,714
250,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2034	294,468
665,000	(FHLMC), (FNMA), (GNMA) 6.25%, 03/01/2055	730,844
	Port of Greater Cincinnati Dev Auth, OH, Rev
1,235,000	5.00%, 12/01/2037	1,333,750
755,000	5.00%, 12/01/2038	806,942
360,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	357,262
		11,082,709
	Oklahoma - 0.4%
925,000	Canadian County Educational Facs Auth, OK, Rev 5.00%, 09/01/2033	1,021,961
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Oklahoma - 0.4% - (continued)
$ 555,000	Grand River Dam Auth, OK, Rev 5.00%, 06/01/2041	$577,898
590,000	Oklahoma Turnpike Auth, OK, Rev 5.00%, 01/01/2039(6)	634,821
		2,234,680
	Oregon - 0.7%
30,000	Benton & Linn Counties Consolidated School Dist No. 509J & 509A Corvallis, OR, GO, (SCH BD GTY) 5.00%, 06/15/2038(4)	30,761
20,000	Marion County School Dist No. 15 North Marion, OR, GO, (SCH BD GTY) 0.00%, 06/15/2037(5)	11,739
115,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(5)	61,716
	Port of Portland Airport, OR, Rev
575,000	5.00%, 07/01/2030	622,492
1,910,000	5.00%, 07/01/2038	1,978,069
1,250,000	5.25%, 07/01/2040	1,306,739
40,000	Salem Hospital Facility Auth, OR, Rev 5.00%, 05/15/2038	40,037
25,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	25,133
25,000	State of Oregon, OR, GO 4.00%, 12/01/2048	25,067
100,000	Washington Clackamas & Yamhill Counties School Dist No. 88J, OR, GO, (SCH BD GTY) 0.00%, 06/15/2034(5)	68,659
		4,170,412
	Pennsylvania - 3.1%
360,000	Adams County General Auth, PA, Rev 3.60%, 06/01/2029	357,625
135,000	Armstrong School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 4.00%, 03/15/2035	135,387
735,000	City of Philadelphia Water & Wastewater, PA, Rev, (AG) 5.00%, 09/01/2036	796,839
	Coatesville School Dist, PA, GO,
3,000,000	(BAM), (ST AID WITHHLDG) 5.25%, 11/15/2037	3,119,951
230,000	(AG), (ST AID WITHHLDG) 5.25%, 11/15/2040	242,008
2,000,000	(AG), (ST AID WITHHLDG) 5.25%, 11/15/2042	2,062,944
605,000	(AG), (ST AID WITHHLDG) 5.25%, 11/15/2043	618,588
100,000	Commonwealth Financing Auth, PA, Rev 5.00%, 06/01/2027	103,717
450,000	Doylestown Hospital Auth, PA, Rev 5.38%, 07/01/2039(2)	474,405
585,000	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev, (AG) 5.00%, 07/01/2037	609,139
345,000	Lancaster Industrial Dev Auth, PA, Rev 4.00%, 07/01/2056	252,129
500,000	Lancaster School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.00%, 06/01/2043	513,393
	Montgomery County Industrial Dev Auth, PA, Rev
230,000	5.00%, 12/01/2030	231,387
240,000	5.00%, 12/01/2044	227,763
100,000	5.00%, 12/01/2046	89,265
	Pennsylvania Economic Dev Financing Auth Parking System, PA, Rev,
465,000	(AG) 5.00%, 01/01/2038	478,008
290,000	(AG) 5.00%, 01/01/2040	288,675
The accompanying notes are an integral part of these financial statements.

26

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Pennsylvania - 3.1% - (continued)
$ 100,000	Pennsylvania Economic Dev Financing Auth, PA, Rev 5.00%, 05/15/2038	$104,047
240,000	Pennsylvania Higher Education Assistance Agency, PA, Rev 5.00%, 06/01/2029	252,599
750,000	Pennsylvania Higher Educational Facs Auth, PA, Rev 5.00%, 05/01/2037	754,807
190,000	Pennsylvania Housing Finance Agency, PA, Rev 4.00%, 10/01/2038	189,997
	Pennsylvania Turnpike Commission, PA, Rev
150,000	5.00%, 12/01/2030	156,900
1,500,000	5.00%, 12/01/2042	1,508,812
	Pittsburgh Water & Sewer Auth, PA, Rev,
15,000	(AG) 5.00%, 09/01/2034	15,839
1,245,000	(AG) 5.00%, 09/01/2036	1,348,690
1,000,000	(AG) 5.00%, 09/01/2037	1,071,276
	School Dist of Philadelphia, PA, GO,
280,000	(NPFG), (ST AID WITHHLDG) 5.00%, 06/01/2027	291,416
875,000	(ST AID WITHHLDG) 5.00%, 09/01/2035	950,445
590,000	School Dist of the City of Erie, PA, GO, (AG), (ST AID WITHHLDG) 5.00%, 04/01/2028	622,222
375,000	Wilkes-Barre Area School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.00%, 04/15/2059	361,152
		18,229,425
	Puerto Rico - 2.0%
5,950,000	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	6,132,635
	Puerto Rico Sales Tax Financing Corp., PR, Rev
2,401,000	0.00%, 07/01/2027(5)	2,248,945
3,119,000	0.00%, 07/01/2029(5)	2,714,287
625,000	5.00%, 07/01/2058	571,197
		11,667,064
	Rhode Island - 1.8%
	Providence Public Building Auth, RI, Rev,
1,000,000	(AG) 5.00%, 09/15/2037	1,081,562
665,000	(AG) 5.00%, 09/15/2038	711,164
	Rhode Island Health & Educational Building Corp., RI, Rev,
1,250,000	(BAM), (ST AID WITHHLDG) 5.00%, 05/15/2032	1,398,775
585,000	(BAM), (ST AID WITHHLDG) 5.00%, 05/15/2034	657,257
	Rhode Island Student Loan Auth, RI, Rev
400,000	5.00%, 12/01/2027	413,565
765,000	5.00%, 12/01/2028	800,779
950,000	5.00%, 12/01/2029	1,001,246
465,000	5.00%, 12/01/2031	492,233
1,750,000	5.00%, 12/01/2032	1,847,493
1,800,000	5.00%, 12/01/2033	1,889,506
		10,293,580
	South Carolina - 1.2%
785,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 02/01/2054(1)	843,797
410,000	SCAGO Educational Facs Corp. for Pickens School Dist, SC, Rev 5.00%, 12/01/2029	410,510
	South Carolina Jobs-Economic Dev Auth, SC, Rev
1,500,000	5.00%, 11/01/2036	1,611,330
345,000	5.00%, 11/01/2037	366,235
	South Carolina Public Service Auth, SC, Rev
500,000	4.00%, 12/01/2034	501,020
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	South Carolina - 1.2% - (continued)
$ 625,000	4.00%, 12/01/2038	$596,132
	South Carolina State Housing Finance & Dev Auth, SC, Rev
1,130,000	5.75%, 01/01/2054	1,225,295
1,430,000	(FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	1,619,103
		7,173,422
	South Dakota - 0.1%
	South Dakota Housing Dev Auth, SD, Rev
285,000	4.50%, 11/01/2048	288,357
260,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	277,680
		566,037
	Tennessee - 0.2%
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev
515,000	5.00%, 05/01/2035	551,238
195,000	5.00%, 05/01/2038	203,078
590,000	Tennessee Energy Acquisition Corp., TN, Rev 5.00%, 02/01/2027	600,792
45,000	Tennessee Housing Dev Agency, TN, Rev 4.00%, 01/01/2049	45,244
		1,400,352
	Texas - 12.9%
	Allen Independent School Dist, TX, GO,
870,000	(PSF-GTD) 5.00%, 02/15/2034	981,985
1,380,000	(PSF-GTD) 5.00%, 02/15/2035	1,537,925
	Arlington Higher Education Finance Corp., TX, Rev,
950,000	(PSF-GTD) 5.00%, 02/15/2037	1,021,631
805,000	(PSF-GTD) 5.00%, 08/15/2040	837,510
160,000	Austin-Bergstrom Landhost Enterprises, Inc., TX, Rev 5.00%, 10/01/2029	165,004
	Boerne Independent School Dist, TX, GO,
1,045,000	(PSF-GTD) 3.13%, 02/01/2053(1)	1,046,526
225,000	(PSF-GTD) 4.00%, 02/01/2054(1)	231,000
	Central Texas Regional Mobility Auth, TX, Rev
1,425,000	4.00%, 01/01/2035	1,440,853
505,000	4.00%, 01/01/2036	510,903
1,490,000	5.00%, 01/01/2046	1,493,147
	City of Austin Airport System, TX, Rev
1,025,000	5.00%, 11/15/2032	1,107,788
500,000	5.00%, 11/15/2039	509,481
	City of Dallas Hotel Occupancy Tax, TX, Rev
1,535,000	4.00%, 08/15/2033	1,526,983
100,000	4.00%, 08/15/2034	98,364
535,000	City of Dallas, TX, GO 5.00%, 02/15/2028	553,492
	City of Garland Electric Utility System, TX, Rev,
1,000,000	(AG) 5.00%, 03/01/2029	1,077,989
1,000,000	(AG) 5.00%, 03/01/2030	1,093,390
750,000	City of Houston Hotel Occupancy Tax & Special, TX, Rev, (AG), (AMBAC) 0.00%, 09/01/2025(5)	748,050
	City of San Antonio Electric & Gas Systems, TX, Rev
555,000	1.75%, 02/01/2049(1)	551,790
245,000	5.00%, 02/01/2039	257,786
1,410,000	Clear Creek Independent School Dist, TX, GO, (PSF-GTD) 3.60%, 02/15/2035(1)	1,410,484
975,000	Clifton Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2036	1,036,978
2,250,000	College Station Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2044	2,044,996
The accompanying notes are an integral part of these financial statements.

27

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Texas - 12.9% - (continued)
$ 400,000	County of Fort Bend Toll Road, TX, Rev, (AG) 5.00%, 03/01/2034	$447,386
	Crowley Independent School Dist, TX, GO,
400,000	(PSF-GTD) 5.00%, 02/01/2030	440,664
450,000	(PSF-GTD) 5.00%, 02/01/2031	500,828
400,000	(PSF-GTD) 5.00%, 02/01/2032	447,524
1,310,000	Cypress-Fairbanks Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2037	1,410,950
	Dallas Fort Worth International Airport, TX, Rev
1,500,000	5.00%, 11/01/2031	1,634,715
1,500,000	5.00%, 11/01/2032	1,635,124
750,000	Dallas Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2033	842,899
1,000,000	East Montgomery County Improvement Dist Sales Tax, TX, Rev, (AG) 5.00%, 08/15/2035	1,096,182
1,735,000	El Paso County Hospital Dist, TX, GO, (AG) 5.00%, 02/15/2035	1,911,880
1,350,000	Fort Bend Independent School Dist, TX, GO, (PSF-GTD) 3.80%, 08/01/2055(1)	1,375,905
450,000	Harris County Industrial Dev Corp., TX, Rev 4.05%, 11/01/2050(1)	443,940
	Harris County-Houston Sports Auth, TX, Rev,
1,510,000	(AG) 5.00%, 11/15/2032	1,656,198
1,780,000	(AG) 5.00%, 11/15/2033	1,953,636
400,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2030	425,450
825,000	Hutto Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/01/2036	902,310
	Joshua Independent School Dist, TX, GO,
1,500,000	(PSF-GTD) 5.00%, 08/15/2038	1,603,533
500,000	(PSF-GTD) 5.00%, 08/15/2039	530,216
800,000	Leander Independent School Dist, TX, GO, (PSF-GTD) 0.00%, 08/15/2027(5)	752,513
	Lower Colorado River Auth, TX, Rev,
1,665,000	(AG) 5.00%, 05/15/2035	1,805,754
835,000	(AG) 5.00%, 05/15/2044	853,486
	Melissa Independent School Dist, TX, GO,
1,000,000	(PSF-GTD) 5.00%, 02/01/2036	1,108,487
420,000	(PSF-GTD) 5.00%, 02/01/2037	459,193
	New Hope Cultural Education Facs Finance Corp., TX, Rev
675,000	4.25%, 10/01/2030	676,281
550,000	5.00%, 11/01/2046	418,483
3,000,000	North Texas Tollway Auth, TX, Rev 4.13%, 01/01/2040	2,901,262
	Northside Independent School Dist, TX, GO,
1,250,000	(PSF-GTD) 2.00%, 06/01/2052(1)	1,222,161
2,500,000	(PSF-GTD) 3.55%, 06/01/2050(1)	2,530,017
1,020,000	(PSF-GTD) 5.00%, 08/01/2038(1)	1,086,047
	Northwest Independent School Dist, TX, GO,
1,420,000	(PSF-GTD) 5.00%, 02/15/2040	1,504,783
475,000	(PSF-GTD) 5.00%, 02/15/2041	497,765
2,000,000	San Antonio Water System, TX, Rev 1.00%, 05/01/2043(1)	1,939,925
500,000	Southwest Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2036	545,220
5,900,000	State of Texas, TX, GO 2.30%, 12/01/2050(1)	5,900,000
	Texas Department of Housing & Community Affairs, TX, Rev,
1,250,000	(GNMA) 2.25%, 07/01/2041	868,289
2,125,000	(GNMA) 3.00%, 03/01/2050	1,497,948
1,430,000	(GNMA) 3.63%, 09/01/2044	1,183,411
5,900,000	Texas Municipal Gas Acquisition & Supply Corp. V, TX, Rev 5.00%, 01/01/2055(1)	6,209,454
500,000	Texas Public Finance Auth, TX, Rev 4.00%, 02/01/2034	507,494
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Texas - 12.9% - (continued)
$ 200,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(5)	$108,470
	Uptown Dev Auth, TX, Tax Allocation
220,000	4.00%, 09/01/2032	216,563
250,000	4.00%, 09/01/2035	232,542
		75,568,943
	Utah - 1.7%
590,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	594,371
	Downtown Revitalization Public Infrastructure Dist, UT, Rev,
1,000,000	(AG) 5.00%, 06/01/2035	1,094,530
1,000,000	(AG) 5.00%, 06/01/2036	1,101,583
500,000	Mida Cormont Public Infrastructure Dist, UT, GO 0.00%, 06/01/2055(2)(4)	406,756
	Mida Mountain Village Public Infrastructure Dist, UT, Tax Allocation
2,930,000	5.13%, 06/15/2054(2)	2,683,926
3,000,000	6.00%, 06/15/2054(2)	2,986,549
1,250,000	Utah Transit Auth, UT, Rev, (AG) 5.25%, 06/15/2029	1,356,433
		10,224,148
	Virginia - 2.9%
1,325,000	Arlington County Industrial Dev Auth, VA, Rev 5.00%, 07/01/2053(1)	1,434,222
9,160,000	County of Fairfax, VA, GO, (ST AID WITHHLDG) 5.00%, 10/01/2026	9,423,278
750,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	745,109
220,000	James City County Economic Dev Auth, VA, Rev 5.25%, 12/01/2027	220,122
620,000	Virginia Beach Dev Auth, VA, Rev 5.38%, 09/01/2029	626,385
	Virginia Small Business Financing Auth, VA, Rev
1,000,000	4.00%, 01/01/2033	1,001,548
1,100,000	4.00%, 07/01/2034	1,085,444
1,000,000	4.00%, 01/01/2036	967,872
835,000	5.00%, 07/01/2035	860,485
350,000	5.00%, 12/31/2047	334,191
		16,698,656
	Washington - 2.5%
185,000	King County Housing Auth, WA, Rev 5.38%, 07/01/2045	186,136
5,180,000	Port of Seattle, WA, GO 5.00%, 01/01/2033	5,301,152
	Port of Seattle, WA, Rev
1,600,000	5.25%, 07/01/2039	1,666,458
595,000	5.25%, 07/01/2041	611,185
460,000	State of Washington, WA, GO 5.00%, 08/01/2044	465,087
	Washington Health Care Facs Auth, WA, Rev
1,500,000	4.00%, 08/01/2044	1,292,868
1,725,000	5.00%, 10/01/2042	1,684,978
	Washington State Housing Finance Commission, WA, Rev
500,000	5.00%, 01/01/2031(2)	504,643
3,105,000	(BAM) 5.00%, 07/01/2045(2)	3,056,439
		14,768,946
	West Virginia - 0.1%
690,000	West Virginia Economic Dev Auth, WV, Rev 4.63%, 04/15/2055(1)	672,330
	Wisconsin - 3.3%
	Public Finance Auth, WI, Rev
505,000	4.00%, 10/01/2041	447,206
The accompanying notes are an integral part of these financial statements.

28

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Wisconsin - 3.3% - (continued)
$ 835,000	4.00%, 10/01/2046(1)	$848,586
170,000	(AG) 4.00%, 07/01/2050	143,290
25,000	5.00%, 09/01/2025(2)	25,009
1,500,000	5.00%, 06/01/2031	1,641,383
625,000	5.00%, 06/01/2032	686,295
1,000,000	(AG) 5.00%, 07/01/2036	1,024,063
510,000	5.00%, 12/15/2039(2)	482,331
750,000	5.00%, 10/01/2043(2)	704,047
465,000	5.00%, 10/01/2044	458,792
400,000	5.00%, 12/15/2044(2)	356,615
730,000	5.25%, 11/15/2061	703,137
750,000	5.50%, 06/15/2055	733,442
1,640,000	6.50%, 06/30/2060(6)	1,724,188
	University of Wisconsin Hospitals & Clinics, WI, Rev
310,000	4.00%, 04/01/2035	310,493
220,000	4.00%, 04/01/2039	208,263
650,000	5.00%, 04/01/2037	707,733
265,000	5.00%, 04/01/2038	285,914
120,000	Wisconsin Center Dist, WI, Rev, (AG) 0.00%, 12/15/2029(5)	105,465
	Wisconsin Health & Educational Facs Auth, WI, Rev
1,000,000	5.00%, 08/15/2035(6)	1,087,359
1,500,000	5.00%, 08/15/2036(6)	1,602,898
840,000	5.00%, 11/01/2039	795,767
680,000	5.75%, 08/15/2059	672,543
	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev,
875,000	(FHLMC), (FNMA), (GNMA) 5.50%, 09/01/2031	979,757
1,555,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2054	1,681,135
930,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2055	1,010,172
		19,425,883
	Wyoming - 0.1%
275,000	Wyoming Community Dev Auth, WY, Rev 6.00%, 12/01/2054	299,378
	Total Municipal Bonds (cost $573,583,738)	$564,285,087
U.S. GOVERNMENT AGENCIES - 0.2%
	Mortgage-Backed Agencies - 0.2%
	Federal Home Loan Mortgage Corp. - 0.2%
1,130,000	3.15%, 10/15/2036	$979,053
	Total U.S. Government Agencies (cost $1,148,193)	$979,053
	Total Long-Term Investments (cost $574,731,931)	$565,264,140
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 1.0%
$ 5,590,753	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2025 at 4.36%, due on 08/01/2025 with a maturity value of $5,591,430; collateralized by U.S. Treasury Inflation-Indexed Note at 1.63%, maturing 10/15/2027, with a market value of $5,702,626		$5,590,753
	Total Short-Term Investments (cost $5,590,753)		$5,590,753
	Total Investments (cost $580,322,684)	97.6%	$570,854,893
	Other Assets and Liabilities	2.4%	14,331,880
	Net Assets	100.0%	$585,186,773
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$20,308,334, representing 3.5% of net assets.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2025. Base lending rates may be subject to a floor or cap.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Security is a zero-coupon bond.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $12,011,874 at July 31, 2025.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

29

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
July 31, 2025

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$564,285,087	$—	$564,285,087	$—
U.S. Government Agencies	979,053	—	979,053	—
Short-Term Investments	5,590,753	—	5,590,753	—
Total	$570,854,893	$—	$570,854,893	$—

(1)	For the year ended July 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

30

Hartford Quality Value ETF
Schedule of Investments
July 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Automobiles & Components - 0.8%
55,555	Gentex Corp.	$1,467,763
	Banks - 12.1%
130,272	Bank of America Corp.	6,157,957
58,444	Bank of Nova Scotia	3,250,071
20,724	JP Morgan Chase & Co.	6,139,278
67,106	Wells Fargo & Co.	5,410,757
		20,958,063
	Capital Goods - 10.8%
5,374	General Dynamics Corp.	1,674,592
14,995	Honeywell International, Inc.	3,334,138
7,734	Hubbell, Inc.	3,383,471
8,142	Lockheed Martin Corp.	3,427,619
23,354	Otis Worldwide Corp.	2,001,204
12,949	Vertiv Holdings Co. Class A	1,885,375
15,303	Westinghouse Air Brake Technologies Corp.	2,938,941
		18,645,340
	Consumer Discretionary Distribution & Retail - 3.3%
15,818	Lowe's Cos., Inc.	3,536,430
17,826	TJX Cos., Inc.	2,219,872
		5,756,302
	Consumer Services - 0.9%
16,545	Starbucks Corp.	1,475,152
	Energy - 6.8%
16,212	ConocoPhillips	1,545,652
127,914	Coterra Energy, Inc.	3,119,822
36,076	EQT Corp.	1,939,085
27,060	TotalEnergies SE ADR	1,611,423
59,028	Williams Cos., Inc.	3,538,729
		11,754,711
	Equity Real Estate Investment Trusts (REITs) - 4.3%
2,962	American Tower Corp. REIT	617,251
8,070	AvalonBay Communities, Inc. REIT	1,503,279
4,589	Public Storage REIT	1,247,933
24,633	Simon Property Group, Inc. REIT	4,034,639
		7,403,102
	Financial Services - 6.7%
9,979	American Express Co.	2,986,814
11,655	Intercontinental Exchange, Inc.	2,154,194
25,308	Morgan Stanley	3,605,378
8,424	Visa, Inc. Class A	2,910,239
		11,656,625
	Food, Beverage & Tobacco - 3.6%
73,709	Keurig Dr. Pepper, Inc.	2,406,599
23,584	Philip Morris International, Inc.	3,868,955
		6,275,554
	Health Care Equipment & Services - 3.0%
5,882	Elevance Health, Inc.	1,665,076
8,323	Labcorp Holdings, Inc.	2,164,646
5,698	UnitedHealth Group, Inc.	1,421,993
		5,251,715
	Household & Personal Products - 2.3%
65,779	Kenvue, Inc.	1,410,302
42,752	Unilever PLC ADR	2,497,999
		3,908,301
	Insurance - 5.0%
38,838	American International Group, Inc.	3,014,994
15,184	Marsh & McLennan Cos., Inc.	3,024,653
19,287	MetLife, Inc.	1,464,848
13,432	Principal Financial Group, Inc.	1,045,412
		8,549,907
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.6% - (continued)
	Materials - 3.1%
297,259	Amcor PLC		$2,779,372
49,639	BHP Group Ltd. ADR(1)		2,515,208
			5,294,580
	Media & Entertainment - 7.0%
33,812	Alphabet, Inc. Class A		6,488,523
39,016	Omnicom Group, Inc.		2,811,103
23,838	Walt Disney Co.		2,839,344
			12,138,970
	Pharmaceuticals, Biotechnology & Life Sciences - 9.3%
42,258	AstraZeneca PLC ADR		3,088,637
33,036	Gilead Sciences, Inc.		3,709,612
169,933	Haleon PLC ADR		1,602,468
42,797	Merck & Co., Inc.		3,343,302
16,748	Novartis AG ADR		1,904,918
106,126	Pfizer, Inc.		2,471,675
			16,120,612
	Semiconductors & Semiconductor Equipment - 5.6%
8,511	Broadcom, Inc.		2,499,681
16,218	NXP Semiconductors NV		3,466,922
19,939	QUALCOMM, Inc.		2,926,247
3,868	Texas Instruments, Inc.		700,340
			9,593,190
	Software & Services - 3.0%
5,970	Accenture PLC Class A		1,594,587
28,956	Cognizant Technology Solutions Corp. Class A		2,077,882
2,732	Roper Technologies, Inc.		1,503,693
			5,176,162
	Technology Hardware & Equipment - 2.1%
52,382	Cisco Systems, Inc.		3,566,167
	Transportation - 1.9%
37,333	Delta Air Lines, Inc.		1,986,489
29,140	Knight-Swift Transportation Holdings, Inc.		1,238,450
			3,224,939
	Utilities - 7.0%
17,022	American Electric Power Co., Inc.		1,925,869
21,345	Atmos Energy Corp.		3,328,113
22,480	Duke Energy Corp.		2,734,467
49,891	Sempra		4,075,097
			12,063,546
	Total Common Stocks (cost $143,938,982)		$170,280,701
SHORT-TERM INVESTMENTS - 0.1%
	Securities Lending Collateral - 0.1%
77,625	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(2)		$77,625
	Total Short-Term Investments (cost $77,625)		$77,625
	Total Investments (cost $144,016,607)	98.7%	$170,358,326
	Other Assets and Liabilities	1.3%	2,262,216
	Net Assets	100.0%	$172,620,542
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The accompanying notes are an integral part of these financial statements.

31

Hartford Quality Value ETF
Schedule of Investments – (continued)
July 31, 2025

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$170,280,701	$170,280,701	$—	$—
Short-Term Investments	77,625	77,625	—	—
Total	$170,358,326	$170,358,326	$—	$—

(1)	For the year ended July 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

32

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments
July 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 87.6%
	Alabama - 2.5%
	Black Belt Energy Gas Dist, AL, Rev
$ 2,680,000	4.00%, 06/01/2051(1)	$2,710,395
685,000	5.25%, 12/01/2053(1)	735,596
635,000	Energy Southeast A Cooperative Dist, AL, Rev 5.25%, 07/01/2054(1)	680,228
4,505,000	Southeast Energy Auth A Cooperative Dist, AL, Rev 5.00%, 05/01/2055(1)	4,790,483
715,000	Town of Pike Road, AL, GO 5.00%, 03/01/2052	715,909
		9,632,611
	Arkansas - 1.8%
	Arkansas Dev Finance Auth, AR, Rev,
3,230,000	(FHLMC), (FNMA), (GNMA) 5.00%, 07/01/2054	3,396,032
970,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2055	1,025,491
2,530,000	(FHLMC), (FNMA), (GNMA) 5.50%, 01/01/2056	2,742,538
		7,164,061
	California - 1.9%
210,000	California Community Choice Financing Auth, CA, Rev 5.00%, 02/01/2054(1)	220,643
2,330,000	California Infrastructure & Economic Dev Bank, CA, Rev 5.25%, 07/01/2054	2,254,714
1,245,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	1,096,992
2,310,000	Moreno Valley Unified School Dist, CA, GO, (AG) 4.13%, 08/01/2050	2,041,518
765,000	Oxnard School Dist, CA, GO, (BAM) 4.25%, 08/01/2053	676,407
450,000	Pittsburg Unified School Dist, CA, GO, (AG) 4.25%, 08/01/2049	412,289
745,000	San Francisco Bay Area Rapid Transit Dist, CA, GO 4.25%, 08/01/2052	674,824
70,000	Washington Township Health Care Dist, CA, GO, (AG) 4.50%, 08/01/2053	65,050
		7,442,437
	Colorado - 2.9%
6,000,000	Board of Water Commissioners City & County of Denver, CO, Rev 5.00%, 09/15/2054	6,077,511
575,000	City & County of Denver Airport System, CO, Rev 5.25%, 11/15/2053	585,740
3,050,000	City & County of Denver, CO, Rev, (FNMA) 4.70%, 10/01/2042	3,006,952
535,000	City of Colorado Springs Utilities System, CO, Rev 4.00%, 11/15/2051	455,825
1,225,000	Colorado Educational & Cultural Facs Auth, CO, Rev, (BAM) 4.25%, 07/01/2054	1,038,529
255,000	Colorado Housing & Finance Auth, CO, Rev, (FHLMC), (FNMA), (GNMA) 3.50%, 05/01/2050	255,167
		11,419,724
	Connecticut - 0.3%
65,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/15/2042	65,564
1,150,000	Waterbury Housing Auth, CT, Rev, (HUD), (FHLMC) 4.50%, 02/01/2042	1,114,576
		1,180,140
	District of Columbia - 1.1%
2,000,000	Dist of Columbia Housing Finance Agency, DC, Rev, (FNMA) 4.88%, 09/01/2045	1,958,117
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 87.6% - (continued)
	District of Columbia - 1.1% - (continued)
$ 2,090,000	Dist of Columbia Water & Sewer Auth, DC, Rev 4.00%, 10/01/2047	$1,799,816
340,000	Metropolitan Washington Airports Auth, Dulles Toll Road, DC, Rev 5.00%, 10/01/2034	355,394
		4,113,327
	Florida - 2.2%
280,000	City of Cape Coral Water & Sewer, FL, Rev, (BAM) 5.25%, 10/01/2053	285,931
2,745,000	County of Broward Convention Center Hotel, FL, Rev 4.00%, 01/01/2051	2,303,746
410,000	Florida Dev Finance Corp., FL, Rev 5.25%, 08/01/2055	403,703
	Florida Housing Finance Corp., FL, Rev,
35,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2051	34,683
565,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2052	558,437
255,000	(FHLMC), (FNMA), (GNMA) 3.50%, 07/01/2051	255,174
75,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2049	75,292
1,865,000	Miami-Dade County Housing Finance Auth, FL, Rev, (FNMA), (HUD) 4.88%, 03/01/2046	1,764,051
2,675,000	Orange County Health Facs Auth, FL, Rev 5.25%, 10/01/2056	2,665,265
		8,346,282
	Georgia - 4.8%
	Main Street Natural Gas, Inc., GA, Rev
485,000	4.00%, 05/01/2052(1)	487,710
1,525,000	5.00%, 12/01/2053(1)	1,610,930
615,000	5.00%, 05/01/2054(1)	651,984
5,535,000	5.00%, 05/01/2055(1)	5,810,464
1,165,000	5.00%, 06/01/2055(1)	1,239,338
3,835,000	Municipal Electric Auth of Georgia, GA, Rev, (BAM) 5.25%, 01/01/2054	3,910,050
4,960,000	Valdosta & Lowndes County Hospital Auth, GA, Rev 5.00%, 10/01/2054	4,976,843
		18,687,319
	Hawaii - 0.6%
2,145,000	State of Hawaii Airports System, HI, Rev 5.00%, 07/01/2049	2,183,311
	Idaho - 0.7%
3,225,000	Idaho Housing & Finance Association, ID, Rev 4.00%, 08/15/2050	2,732,473
	Illinois - 1.1%
1,940,000	Chicago O'Hare International Airport, IL, Rev 5.50%, 01/01/2059	1,994,693
	Illinois Housing Dev Auth, IL, Rev,
335,000	(FHLMC), (FNMA), (GNMA) 3.00%, 10/01/2051	331,100
530,000	(FHLMC), (FNMA), (GNMA) 4.00%, 10/01/2049	533,619
40,000	(FHLMC), (FNMA), (GNMA) 4.50%, 10/01/2048	40,521
1,255,000	Metropolitan Pier & Exposition Auth, IL, Rev 5.00%, 06/15/2053	1,216,366
		4,116,299
The accompanying notes are an integral part of these financial statements.

33

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 87.6% - (continued)
	Indiana - 0.7%
$ 1,305,000	Indiana Finance Auth, IN, Rev 5.50%, 10/01/2055	$1,350,792
	Indiana Housing & Community Dev Auth, IN, Rev,
585,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2050	578,663
35,000	(GNMA) 4.00%, 07/01/2048	35,174
705,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2053	697,659
		2,662,288
	Iowa - 0.2%
	Iowa Finance Auth, IA, Rev,
655,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2047	647,509
165,000	(FHLMC), (FNMA), (GNMA) 3.25%, 07/01/2050	164,230
20,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2048	20,095
		831,834
	Kentucky - 1.8%
	Kentucky Public Energy Auth, KY, Rev
2,510,000	5.00%, 01/01/2055(1)	2,654,526
2,285,000	5.25%, 04/01/2054(1)	2,449,557
1,955,000	5.25%, 06/01/2055(1)	2,063,818
		7,167,901
	Louisiana - 0.6%
5,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	5,053
1,385,000	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev 2.50%, 04/01/2036	1,118,518
1,255,000	Louisiana Stadium & Exposition Dist, LA, Rev 5.25%, 07/01/2053	1,268,686
		2,392,257
	Maryland - 0.6%
2,650,000	Maryland Community Dev Administration, MD, Rev, (FNMA) 4.35%, 02/01/2044	2,417,021
	Massachusetts - 1.0%
	Commonwealth of Massachusetts, MA, GO
120,000	3.00%, 02/01/2048	85,484
3,685,000	5.00%, 05/01/2053	3,710,510
		3,795,994
	Michigan - 1.5%
700,000	Cedar Springs Public School Dist, MI, GO, (Q-SBLF) 4.50%, 05/01/2049	642,413
770,000	Ferndale Public Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2053	775,825
1,500,000	Fraser Public School Dist, MI, GO, (Q-SBLF) 5.00%, 05/01/2048	1,503,601
	Grosse Ile Township School Dist, MI, GO,
540,000	(Q-SBLF) 5.00%, 05/01/2049	540,685
625,000	(Q-SBLF) 5.00%, 05/01/2052	623,270
35,000	Michigan State Housing Dev Auth, MI, Rev 3.75%, 06/01/2050	35,161
1,515,000	Wayne County Airport Auth, MI, Rev, (AG) 5.25%, 12/01/2048	1,561,542
		5,682,497
	Minnesota - 0.1%
435,000	Minneapolis-St. Paul Metropolitan Airports Commission, MN, Rev 4.25%, 01/01/2052	385,192
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 87.6% - (continued)
	Mississippi - 0.4%
	Mississippi Home Corp., MS, Rev,
$ 140,000	(FHLMC), (FNMA), (GNMA) 3.25%, 12/01/2050	$139,403
1,600,000	(FNMA), (HUD) 4.55%, 04/01/2042	1,556,737
		1,696,140
	Missouri - 4.0%
14,460,000	Health & Educational Facs Auth of the State of Missouri, MO, Rev 4.25%, 04/01/2055	12,472,230
	Missouri Housing Dev Commission, MO, Rev,
465,000	(FHLMC), (FNMA), (GNMA) 3.00%, 05/01/2052	459,991
285,000	(FHLMC), (FNMA), (GNMA) 3.25%, 05/01/2051	283,577
110,000	(FHLMC), (FNMA), (GNMA) 3.50%, 11/01/2050	110,071
145,000	(FHLMC), (FNMA), (GNMA) 3.88%, 05/01/2050	146,076
55,000	(FHLMC), (FNMA), (GNMA) 4.25%, 05/01/2049	55,556
45,000	(FHLMC), (FNMA), (GNMA) 4.75%, 05/01/2049	45,775
385,000	St. Charles County Francis Howell R-III School Dist, MO, GO 2.00%, 03/01/2037	289,711
1,575,000	St. Charless County Industrial Dev Auth, MO, Rev, (FNMA), (HUD) 4.65%, 04/01/2043	1,527,761
		15,390,748
	Nevada - 0.4%
	Nevada Housing Division, NV, Rev,
685,000	(FHLMC), (FNMA), (GNMA) 4.00%, 04/01/2049	689,838
60,000	(FHLMC), (FNMA), (GNMA) 4.00%, 10/01/2049	60,429
950,000	Reno-Tahoe Airport Auth, NV, Rev 5.25%, 07/01/2054	961,961
		1,712,228
	New Jersey - 0.4%
1,715,000	New Jersey Housing & Mortgage Finance Agency, NJ, Rev, (FNMA) 4.55%, 05/01/2041	1,698,108
	New Mexico - 4.2%
	New Mexico Mortgage Finance Auth, NM, Rev,
540,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	533,883
1,405,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2052	1,388,680
710,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2050	715,269
1,695,000	(FHLMC), (FNMA), (GNMA) 4.25%, 03/01/2053	1,733,310
8,010,000	(FHLMC), (FNMA), (GNMA) 5.50%, 09/01/2055	8,652,440
2,975,000	New Mexico Municipal Energy Acquisition Auth, NM, Rev 5.00%, 06/01/2054(1)	3,157,212
		16,180,794
	New York - 3.9%
1,130,000	City of New York, NY, GO 4.00%, 04/01/2050	964,463
1,500,000	New York City Municipal Water Finance Auth, NY, Rev 4.00%, 06/15/2054	1,275,773
225,000	New York City Transitional Finance Auth, NY, Rev 4.38%, 05/01/2053	204,632
2,000,000	New York Power Auth, NY, Rev 4.00%, 11/15/2054	1,677,708
	New York State Dormitory Auth, NY, Rev
950,000	3.00%, 03/15/2038	817,651
The accompanying notes are an integral part of these financial statements.

34

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 87.6% - (continued)
	New York - 3.9% - (continued)
$ 5,000,000	4.00%, 05/01/2054	$4,044,787
2,630,000	New York State Housing Finance Agency, NY, Rev, (FHLMC) 3.57%, 05/01/2042(1)	2,645,963
	Triborough Bridge & Tunnel Auth Sales Tax, NY, Rev
1,560,000	5.00%, 05/15/2053	1,559,875
1,365,000	5.25%, 05/15/2064	1,388,592
605,000	Triborough Bridge & Tunnel Auth, NY, Rev 4.50%, 05/15/2052	564,969
		15,144,413
	North Carolina - 1.1%
3,145,000	City of Charlotte Storm Water, NC, Rev 4.00%, 12/01/2054	2,749,914
	Raleigh Housing Auth, NC, Rev,
120,000	(FNMA) 4.40%, 12/01/2043	111,784
1,680,000	(FNMA) 4.50%, 02/01/2043	1,587,072
		4,448,770
	Ohio - 1.8%
880,000	Columbus-Franklin County Finance Auth, OH, Rev, (FNMA) 4.82%, 11/01/2043	880,594
3,015,000	Fairborn City School Dist, OH, GO 5.25%, 12/01/2053	3,055,065
	Ohio Housing Finance Agency, OH, Rev,
725,000	(FHLMC), (FNMA), (GNMA) 3.25%, 03/01/2050	722,136
20,000	(FHLMC), (FNMA), (GNMA) 4.50%, 09/01/2048	20,224
420,000	(FNMA), (HUD) 4.55%, 04/01/2041	409,810
295,000	Ohio Turnpike & Infrastructure Commission, OH, Rev 0.00%, 02/15/2041(2)	137,160
1,840,000	Pickerington Local School Dist, OH, GO 5.00%, 12/01/2053	1,854,319
		7,079,308
	Oregon - 1.2%
5,000,000	Astoria Hospital Facs Auth, OR, Rev 5.25%, 08/01/2054	4,734,418
	Pennsylvania - 1.2%
600,000	Allegheny County Airport Auth, PA, Rev, (AG) 5.25%, 01/01/2053	612,886
145,000	Allegheny County Sanitary Auth, PA, Rev 5.00%, 06/01/2053	144,545
3,700,000	Philadelphia Gas Works Co., PA, Rev, (AG) 5.25%, 08/01/2054	3,741,647
		4,499,078
	Rhode Island - 0.4%
	Rhode Island Health & Educational Building Corp., RI, Rev,
875,000	(ST AID WITHHLDG) 4.13%, 05/15/2054	753,681
630,000	5.25%, 05/15/2054	607,008
		1,360,689
	South Carolina - 2.4%
2,500,000	Inman Campobello Water Dist, SC, Rev, (BAM) 5.00%, 06/01/2048	2,519,591
3,135,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 10/01/2054(1)	3,314,196
2,160,000	South Carolina Jobs-Economic Dev Auth, SC, Rev 5.25%, 11/01/2054	2,213,568
475,000	South Carolina Public Service Auth, SC, Rev, (AG) 5.00%, 12/01/2055	472,512
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 87.6% - (continued)
	South Carolina - 2.4% - (continued)
$ 870,000	South Carolina State Housing Finance & Dev Auth, SC, Rev, (FNMA) 4.80%, 05/01/2043	$853,285
45,000	Tobacco Settlement Management Auth, SC, Rev 6.38%, 05/15/2030	51,305
		9,424,457
	Tennessee - 2.3%
960,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 5.25%, 12/01/2054	955,296
2,735,000	Cleveland Health & Educational Facs Board, TN, Rev 5.25%, 08/15/2054	2,785,741
515,000	County of Putnam, TN, GO 2.00%, 04/01/2037	388,308
425,000	Knox County Health Educational & Housing Facility Board, TN, Rev, (FNMA) 4.63%, 12/01/2043	408,980
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev,
1,805,000	(FNMA) 4.60%, 12/01/2044	1,738,089
10,000	(NPFG) 4.88%, 11/01/2028	10,374
	Metropolitan Nashville Airport Auth, TN, Rev
350,000	5.00%, 07/01/2049	347,508
305,000	5.00%, 07/01/2052	302,821
1,795,000	Tennergy Corp., TN, Rev 4.00%, 12/01/2051(1)	1,804,469
35,000	Tennessee Housing Dev Agency, TN, Rev 4.50%, 07/01/2049	35,476
		8,777,062
	Texas - 27.4%
610,000	Alvarado Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2052	515,544
	Arlington Higher Education Finance Corp., TX, Rev,
2,000,000	(PSF-GTD) 4.13%, 08/15/2054	1,676,318
700,000	(PSF-GTD) 4.25%, 12/01/2048	618,844
200,000	(PSF-GTD) 4.25%, 12/01/2053	175,081
680,000	(PSF-GTD) 5.00%, 08/15/2033	716,192
200,000	(PSF-GTD) 5.00%, 08/15/2048	201,994
1,840,000	Azle Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	1,533,333
	Bexar County Hospital Dist, TX, GO
635,000	4.25%, 02/15/2052	551,800
1,405,000	4.25%, 02/15/2053	1,208,617
1,235,000	Bullard Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2052	1,040,588
4,825,000	Chapel Hill Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2048	4,887,348
755,000	City of Dallas Housing Finance Corp., TX, Rev 4.63%, 10/01/2043	728,072
390,000	City of Georgetown Utility System, TX, Rev, (BAM) 5.25%, 08/15/2053	396,157
790,000	Cleburne Independent School Dist, TX, GO, (PSF-GTD) 3.00%, 02/15/2046	565,838
	Clifton Higher Education Finance Corp., TX, Rev,
545,000	(PSF-GTD) 4.25%, 04/01/2053	483,337
765,000	(PSF-GTD) 4.25%, 08/15/2053	655,252
765,000	College of the Mainland, TX, GO 4.00%, 08/15/2049	643,695
1,190,000	Columbia-Brazoria Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2053	1,000,764
250,000	Community Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2053	251,789
5,000,000	County of Harris Toll Road, TX, Rev 5.25%, 08/15/2054	5,158,690
505,000	County of Harris, TX, GO 5.00%, 10/01/2038	512,062
The accompanying notes are an integral part of these financial statements.

35

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 87.6% - (continued)
	Texas - 27.4% - (continued)
$ 4,635,000	Crowley Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/01/2054	$4,067,653
825,000	Dallas Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	702,381
2,165,000	Denison Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/01/2053	1,806,262
375,000	Donna Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 02/15/2053	322,226
1,135,000	Forney Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2053	952,655
380,000	Fort Worth Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2048	329,494
	Georgetown Independent School Dist, TX, GO,
690,000	(PSF-GTD) 2.50%, 08/15/2037	561,757
970,000	(PSF-GTD) 5.00%, 02/15/2054	976,896
1,535,000	Humble Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	1,307,772
6,605,000	Judson Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2053	6,639,291
1,085,000	Katy Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	926,625
930,000	Kaufman Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2054	929,023
	Lamar Consolidated Independent School Dist, TX, GO,
365,000	(PSF-GTD) 3.00%, 02/15/2051	249,731
1,090,000	(PSF-GTD) 4.00%, 02/15/2048	950,473
5,605,000	(PSF-GTD) 5.00%, 02/15/2053	5,641,596
1,030,000	Liberty Hill Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 02/01/2053	885,174
590,000	Lockhart Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/01/2053	506,274
	McGregor Independent School Dist, TX, GO,
1,565,000	(PSF-GTD) 5.00%, 02/15/2049	1,577,900
4,720,000	(PSF-GTD) 5.00%, 02/15/2054	4,747,011
2,165,000	Medina Valley Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	1,820,429
	Montgomery Independent School Dist, TX, GO,
115,000	(PSF-GTD) 4.00%, 02/15/2053	96,697
745,000	(PSF-GTD) 4.25%, 02/15/2052	664,632
580,000	Navarro Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	485,621
4,210,000	New Caney Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	3,513,855
20,000	Newark Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2052	19,856
990,000	Northside Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/15/2053	845,396
1,250,000	Pewitt Consolidated Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	1,051,056
575,000	Prosper Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	491,068
1,705,000	Rockwall Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	1,438,097
1,105,000	Royal Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/15/2053	969,854
185,000	Sabine-Neches Navigation Dist, TX, GO 5.25%, 02/15/2052	186,961
1,750,000	Sherman Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2053	1,762,523
655,000	Splendora Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2054	656,747
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 87.6% - (continued)
	Texas - 27.4% - (continued)
$ 805,000	Temple Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/01/2047	$739,832
	Texas Department of Housing & Community Affairs, TX, Rev,
505,000	(GNMA) 3.00%, 01/01/2052	498,778
220,000	(GNMA) 3.50%, 03/01/2051	220,121
70,000	(GNMA) 4.00%, 03/01/2050	70,793
40,000	(GNMA) 4.75%, 03/01/2049	40,477
3,760,000	(GNMA) 5.75%, 01/01/2056	4,127,014
330,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2028	345,837
12,240,000	Texas Municipal Gas Acquisition & Supply Corp. V, TX, Rev 5.00%, 01/01/2055(1)	12,881,987
5,000,000	Texas State University System, TX, Rev 5.25%, 03/15/2054	5,082,375
	Texas Water Dev Board, TX, Rev
285,000	4.80%, 10/15/2052	279,400
5,000,000	5.00%, 10/15/2053	5,017,615
6,000,000	Waxahachie Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	5,084,411
440,000	White Settlement Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/15/2052	379,241
		106,372,182
	Utah - 4.5%
11,405,000	County of Iron Sales Tax, UT, Rev 5.00%, 10/01/2059	11,378,486
5,920,000	Timpanogos Special Service Dist, UT, Rev 5.00%, 06/01/2054	5,944,792
		17,323,278
	Virginia - 5.0%
	FHLMC Multifamily VRD Certificates, VA, Rev
8,550,861	4.39%, 11/25/2042(1)	8,335,624
10,622,827	(FHLMC) 4.76%, 08/25/2041	10,593,341
365,000	Hampton Roads Transportation Accountability Commission, VA, Rev 4.00%, 07/01/2052	307,496
		19,236,461
	Washington - 0.1%
455,000	King County Public Hospital Dist No. 2, WA, GO 5.25%, 12/01/2045	465,250
75,000	Washington State Housing Finance Commission, WA, Rev 4.00%, 12/01/2048	75,417
		540,667
	Wisconsin - 0.5%
2,020,000	Public Finance Auth, WI, Rev, (FHLMC) 4.10%, 09/25/2039	1,882,358
	Wyoming - 0.0%
35,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 06/01/2043	35,177
	Total Municipal Bonds (cost $360,151,410)	$339,889,304
U.S. GOVERNMENT AGENCIES - 5.7%
	Mortgage-Backed Agencies - 5.7%
	Federal Home Loan Mortgage Corp. - 5.7%
4,153,744	4.05%, 08/01/2040	$3,985,421
9,491,117	4.16%, 05/25/2041(1)	8,963,460
9,193,962	4.56%, 04/25/2042(1)(3)	9,076,058
	Total U.S. Government Agencies (cost $22,907,155)	$22,024,939
	Total Long-Term Investments (cost $383,058,565)	$361,914,243
The accompanying notes are an integral part of these financial statements.

36

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 5.6%
	U.S. Treasury Securities - 5.6%
	U.S. Treasury Bills - 5.6%
$ 14,597,000	3.99%, 04/16/2026(4)		$14,175,132
2,582,000	4.04%, 02/19/2026(4)		2,522,909
5,256,000	4.16%, 01/22/2026(4)		5,150,882
	Total Short-Term Investments (cost $21,859,604)		$21,848,923
	Total Investments (cost $404,918,169)	98.9%	$383,763,166
	Other Assets and Liabilities	1.1%	4,407,892
	Net Assets	100.0%	$388,171,058
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)	Security is a zero-coupon bond.
(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of this security was
$9,076,058, representing 2.3% of net assets.

(4)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at July 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury Long Bond Future	(99)	09/19/2025	$(11,304,563)	$(127,731)
Total futures contracts				$(127,731)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$339,889,304	$—	$339,889,304	$—
U.S. Government Agencies	22,024,939	—	22,024,939	—
Short-Term Investments	21,848,923	—	21,848,923	—
Total	$383,763,166	$—	$383,763,166	$—
Liabilities
Futures Contracts(2)	$(127,731)	$(127,731)	$—	$—
Total	$(127,731)	$(127,731)	$—	$—

(1)	For the year ended July 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

37

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments
July 31, 2025

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.2%
	Asset-Backed - Automobile - 4.9%
$ 1,155,000	Ally Auto Receivables Trust 3.45%, 06/15/2027	$1,149,772
1,130,000	AmeriCredit Automobile Receivables Trust 5.57%, 03/20/2028	1,137,943
515,000	Avid Automobile Receivables Trust 7.80%, 07/15/2032(1)	515,000
	Avis Budget Rental Car Funding AESOP LLC
100,000	7.32%, 02/20/2028(2)	100,505
100,000	7.35%, 04/20/2028(2)	101,136
190,000	Bridgecrest Lending Auto Securitization Trust 4.72%, 09/15/2028	190,011
630,000	Enterprise Fleet Financing LLC 5.06%, 03/20/2031(2)	639,665
	Exeter Automobile Receivables Trust
1,145,000	4.67%, 08/15/2028	1,144,842
14,288	5.31%, 08/16/2027	14,290
180,000	Exeter Select Automobile Receivables Trust 6.87%, 02/15/2033(2)	179,200
205,000	GM Financial Consumer Automobile Receivables Trust 4.73%, 08/16/2030	207,467
	Hertz Vehicle Financing III LLC
250,000	7.98%, 09/25/2029(2)	249,169
260,000	9.13%, 06/25/2027(2)	262,356
250,000	Hertz Vehicle Financing LLC 5.16%, 06/26/2028(2)	238,914
150,000	Prestige Auto Receivables Trust 6.75%, 11/17/2031(2)	149,733
653,674	Santander Bank Auto Credit-Linked Notes 10.17%, 06/15/2032(2)	662,413
57,971	Securitized Term Auto Receivables Trust 6.75%, 07/25/2031(2)	58,778
585,000	SFS Auto Receivables Securitization Trust 5.33%, 11/20/2029(2)	590,719
540,000	Wheels Fleet Lease Funding 1 LLC 4.80%, 09/19/2039(2)	542,692
		8,134,605
	Commercial Mortgage-Backed Securities - 3.8%
130,000	280 Park Avenue Mortgage Trust 6.75%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(2)(3)	125,775
95,000	ALA Trust 7.43%, 06/15/2040, 1 mo. USD Term SOFR + 3.09%(2)(3)	94,771
80,000	ARZ Trust 8.27%, 06/11/2029(2)	82,256
100,000	BAMLL Commercial Mortgage Securities Trust 3.72%, 11/05/2032(2)(4)	78,438
100,000	BOCA Commercial Mortgage Trust 8.78%, 08/15/2041, 1 mo. USD Term SOFR + 4.44%(2)(3)	100,512
	BPR Trust
30,000	5.85%, 11/05/2041(2)(4)	27,858
90,000	8.34%, 10/05/2038(2)(4)	94,092
630,000	BX Trust 7.60%, 10/15/2036, 1 mo. USD Term SOFR + 3.26%(2)(3)	627,637
75,000	Citigroup Commercial Mortgage Trust 3.00%, 11/15/2049(2)	59,163
	Commercial Mortgage Trust
28,127	4.50%, 08/10/2047(2)(4)	27,283
314,000	7.93%, 12/10/2041(2)(4)	308,847
60,000	CSAIL Commercial Mortgage Trust 4.24%, 08/15/2048(4)	51,137
	DC Trust
200,000	8.48%, 04/13/2040(2)(4)	198,757
85,000	10.31%, 04/13/2040(2)(4)	84,657
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.2% - (continued)
	Commercial Mortgage-Backed Securities - 3.8% - (continued)
$ 215,000	GS Mortgage Securities Corp. II 7.29%, 03/10/2041(2)(4)	$217,202
120,215	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(2)	104,403
52,661	GS Mortgage Securities Trust 4.42%, 02/10/2048(2)(4)	50,290
103,452	HIH Trust 8.53%, 10/15/2041, 1 mo. USD Term SOFR + 4.19%(2)(3)	103,516
	HTL Commercial Mortgage Trust
255,000	8.20%, 05/10/2039(2)(4)	261,510
100,000	11.93%, 05/10/2039(2)(4)	102,235
324,733	JP Morgan Chase Commercial Mortgage Securities Trust 4.88%, 12/15/2046(2)(4)	306,873
	JPMBB Commercial Mortgage Securities Trust
205,000	3.74%, 10/15/2048(2)(4)	183,413
275,000	4.05%, 09/15/2047(2)(4)	233,544
610,000	4.51%, 09/15/2047(4)	561,511
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.80%, 05/15/2046(2)(4)	113,280
125,000	Morgan Stanley Capital I Trust 3.91%, 09/09/2032(2)	111,716
270,000	NYC Commercial Mortgage Trust 7.88%, 02/15/2042, 1 mo. USD Term SOFR + 3.54%(2)(3)	268,716
305,000	ROCK Trust 8.82%, 11/13/2041(2)	320,830
140,000	TEXAS Commercial Mortgage Trust 7.43%, 04/15/2042, 1 mo. USD Term SOFR + 3.09%(2)(3)	140,000
175,000	Wells Fargo Commercial Mortgage Trust 4.55%, 09/15/2058(2)(4)	169,702
195,000	Willowbrook Mall 6.08%, 03/05/2035(2)(4)	178,275
325,000	Worldwide Plaza Trust 3.53%, 11/10/2036(2)	232,375
	X-Caliber Funding LLC
460,000	7.01%, 06/17/2030, 1 mo. USD Term SOFR + 2.68%(2)(3)	460,531
100,000	8.58%, 01/15/2028, 1 mo. USD Term SOFR + 4.25%(2)(3)	99,891
		6,180,996
	Other Asset-Backed Securities - 5.9%
	Affirm Asset Securitization Trust
850,000	7.35%, 09/15/2029(2)	851,704
850,000	9.17%, 02/15/2029(2)	857,764
150,000	AGL CLO 16 Ltd. 8.98%, 01/20/2035, 3 mo. USD Term SOFR + 4.65%(2)(3)	144,108
100,000	AMSR Trust 3.66%, 06/17/2042(2)(5)	83,499
305,000	Apidos CLO LIII Ltd. 10.76%, 07/20/2038, 3 mo. USD Term SOFR + 6.43%(2)(3)	311,474
250,000	Ballyrock CLO 28 Ltd. 9.33%, 01/20/2038, 3 mo. USD Term SOFR + 5.00%(2)(3)	247,866
345,000	Ballyrock CLO 29 Ltd. 4.39%, 07/25/2038(2)(4)	300,145
305,000	Battalion CLO XV Ltd. 7.57%, 01/17/2033, 3 mo. USD Term SOFR + 3.25%(2)(3)	296,608
430,000	Carlyle Global Market Strategies CLO Ltd. 10.58%, 04/20/2034, 3 mo. USD Term SOFR + 6.25%(2)(3)	420,842
525,000	Carlyle U.S. CLO Ltd. 11.89%, 07/20/2037, 3 mo. USD Term SOFR + 7.56%(2)(3)	532,211
250,000	CIFC Funding Ltd. 8.61%, 04/27/2031, 3 mo. USD Term SOFR + 4.30%(2)(3)	249,000
191,635	ECAF I Ltd. 4.95%, 06/15/2040(2)	171,523
The accompanying notes are an integral part of these financial statements.

38

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.2% - (continued)
	Other Asset-Backed Securities - 5.9% - (continued)
$ 250,000	GoldenTree Loan Management U.S. CLO 16 Ltd. 8.83%, 01/20/2038, 3 mo. USD Term SOFR + 4.50%(2)(3)	$249,486
28,046	HINNT LLC 8.00%, 03/15/2043(2)	26,788
	Home RE Ltd.
146,193	8.95%, 10/25/2033, 30 day USD SOFR Average + 4.60%(2)(3)	150,087
159,978	9.85%, 10/25/2034, 30 day USD SOFR Average + 5.50%(2)(3)	165,845
244,048	Horizon Aircraft Finance III Ltd. 4.46%, 11/15/2039(2)	220,246
1,792,000	Kubota Credit Owner Trust 5.19%, 05/15/2030(2)	1,829,250
250,000	OCP CLO Ltd. 8.73%, 07/20/2037, 3 mo. USD Term SOFR + 4.40%(2)(3)	251,332
	Palmer Square CLO Ltd.
250,000	10.02%, 07/15/2038, 3 mo. USD Term SOFR + 5.75%(2)(3)	251,480
270,000	11.27%, 04/18/2037, 3 mo. USD Term SOFR + 6.94%(2)(3)	270,802
135,000	PEAC Solutions Receivables LLC 5.04%, 07/20/2032(2)	136,481
510,000	Rad CLO 12 Ltd. 10.96%, 07/30/2040, 3 mo. USD Term SOFR + 6.65%(2)(3)	510,071
505,000	Southwick Park CLO LLC 10.58%, 07/20/2032, 3 mo. USD Term SOFR + 6.25%(2)(3)	505,000
100,000	Tricon Residential Trust 4.13%, 07/17/2038(2)	97,891
25,000	VB-S1 Issuer LLC 8.87%, 05/15/2054(2)	25,870
350,000	Voya CLO Ltd. 7.58%, 10/15/2031, 3 mo. USD Term SOFR + 3.26%(2)(3)	349,386
290,000	Whetstone Park CLO Ltd. 10.74%, 01/20/2035, 3 mo. USD Term SOFR + 6.41%(2)(3)	285,623
		9,792,382
	Whole Loan Collateral CMO - 5.6%
50,000	Angel Oak Mortgage Trust 2.48%, 05/25/2066(2)(4)	36,651
435,000	CSMC Trust 4.46%, 05/25/2065(2)(4)	398,156
	Federal National Mortgage Association Connecticut Avenue Securities Trust
15,000	8.25%, 07/25/2043, 30 day USD SOFR Average + 3.90%(2)(3)	15,861
430,000	10.35%, 10/25/2041, 30 day USD SOFR Average + 6.00%(2)(3)	448,754
630,000	10.35%, 12/25/2041, 30 day USD SOFR Average + 6.00%(2)(3)	660,908
560,000	10.55%, 11/25/2041, 30 day USD SOFR Average + 6.20%(2)(3)	585,803
664,000	11.35%, 04/25/2042, 30 day USD SOFR Average + 7.00%(2)(3)	718,574
675,000	13.85%, 03/25/2042, 30 day USD SOFR Average + 9.50%(2)(3)	750,094
575,000	14.95%, 05/25/2042, 30 day USD SOFR Average + 10.60%(2)(3)	659,094
24,382	16.21%, 08/25/2028, 30 day USD SOFR Average + 11.86%(3)	25,680
419,214	16.35%, 06/25/2042, 30 day USD SOFR Average + 12.00%(2)(3)	490,340
100,000	Imperial Fund Mortgage Trust 4.10%, 01/25/2057(2)(4)	75,948
	PRET LLC
214,389	7.97%, 09/25/2051(2)(5)	211,566
155,000	7.99%, 07/25/2055(2)(5)	155,000
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.2% - (continued)
	Whole Loan Collateral CMO - 5.6% - (continued)
$ 160,000	8.23%, 03/25/2055(2)(5)	$157,961
165,000	8.35%, 07/25/2055(2)(5)	164,943
100,000	8.59%, 12/25/2054(2)(5)	99,921
265,000	8.72%, 10/25/2054(2)(5)	264,536
145,000	8.72%, 05/25/2055(2)(5)	145,002
360,000	8.84%, 09/25/2054(2)(5)	359,718
175,000	8.96%, 10/25/2054(2)(5)	174,380
	PRPM LLC
255,000	3.00%, 05/25/2055(2)(5)	219,878
145,000	8.47%, 04/25/2030(2)(5)	143,251
100,000	8.60%, 11/25/2029(2)(5)	98,927
100,000	8.84%, 11/25/2029(2)(5)	100,109
605,000	9.56%, 05/25/2030(2)(5)	606,143
430,000	RCO IX Mortgage LLC 9.13%, 04/25/2030(2)(5)	429,147
100,000	RCO VIII Mortgage LLC 8.84%, 05/25/2030(2)(5)	100,289
	Verus Securitization Trust
135,000	3.04%, 09/25/2066(2)(4)	93,637
100,000	6.77%, 10/25/2067(2)(4)	99,311
434,345	VOLT CII LLC 8.21%, 08/25/2051(2)(5)	434,022
104,058	VOLT CV LLC 5.32%, 11/27/2051(2)(5)	100,877
285,129	VOLT CVI LLC 5.44%, 12/26/2051(2)(5)	281,973
		9,306,454
	Total Asset & Commercial Mortgage-Backed Securities (cost $33,190,870)	$33,414,437
CONVERTIBLE BONDS - 7.2%
	Auto Manufacturers - 0.1%
	Rivian Automotive, Inc.
200,000	3.63%, 10/15/2030	$172,700
39,000	4.63%, 03/15/2029	38,342
		211,042
	Biotechnology - 0.6%
205,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	301,411
145,000	BioMarin Pharmaceutical, Inc. 1.25%, 05/15/2027	136,811
120,000	Cytokinetics, Inc. 3.50%, 07/01/2027	132,000
179,000	Immunocore Holdings PLC 2.50%, 02/01/2030	156,121
262,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028	286,967
		1,013,310
	Chemicals - 0.3%
600,000	Sasol Financing USA LLC 4.50%, 11/08/2027(6)	556,500
	Commercial Banks - 0.1%
EUR 300,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.54%, 12/15/2050, 3 mo. EURIBOR + 4.50%(3)	207,621
	Commercial Services - 0.1%
$ 108,000	Global Payments, Inc. 1.50%, 03/01/2031	97,740
EUR 100,000	Nexi SpA 1.75%, 04/24/2027(6)	111,010
		208,750
	Diversified Financial Services - 0.1%
$ 72,000	Coinbase Global, Inc. 0.25%, 04/01/2030	99,147
	Electric - 0.6%
60,000	NextEra Energy Capital Holdings, Inc. 3.00%, 03/01/2027	68,430
The accompanying notes are an integral part of these financial statements.

39

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 7.2% - (continued)
	Electric - 0.6% - (continued)
$ 270,000	PG&E Corp. 4.25%, 12/01/2027	$268,920
241,000	Southern Co. 3.25%, 06/15/2028(2)	243,049
	WEC Energy Group, Inc.
82,000	3.38%, 06/01/2028(2)	83,025
210,000	4.38%, 06/01/2029	249,241
		912,665
	Energy-Alternate Sources - 0.2%
304,000	Enphase Energy, Inc. 0.00%, 03/01/2028(7)	251,561
30,000	Stem, Inc. 0.50%, 12/01/2028(2)	6,588
		258,149
	Entertainment - 0.1%
63,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(7)	57,115
80,000	Live Nation Entertainment, Inc. 3.13%, 01/15/2029	120,184
		177,299
	Healthcare - Products - 0.5%
267,000	Exact Sciences Corp. 2.00%, 03/01/2030(2)	256,454
220,000	Integer Holdings Corp. 1.88%, 03/15/2030(2)	215,160
189,000	Lantheus Holdings, Inc. 2.63%, 12/15/2027	222,417
200,000	Qiagen NV 2.50%, 09/10/2031(6)	216,821
		910,852
	Home Builders - 0.2%
290,000	Meritage Homes Corp. 1.75%, 05/15/2028	286,732
	Internet - 0.9%
26,000	Alibaba Group Holding Ltd. 0.50%, 06/01/2031	34,476
164,000	DoorDash, Inc. 0.00%, 05/15/2030(2)(7)	178,022
75,000	JD.com, Inc. 0.25%, 06/01/2029	77,025
21,000	MakeMyTrip Ltd. 0.00%, 07/01/2030(2)(7)	21,587
600,000	Meituan 0.00%, 04/27/2028(6)(7)	585,600
155,000	Shopify, Inc. 0.13%, 11/01/2025	158,565
285,000	Uber Technologies, Inc. 0.88%, 12/01/2028	388,882
		1,444,157
	Investment Company Security - 0.2%
273,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(2)	310,537
	IT Services - 0.4%
100,000	CyberArk Software Ltd. 0.00%, 06/15/2030(2)(7)	102,700
82,000	Lumentum Holdings, Inc. 1.50%, 12/15/2029	140,630
240,000	Parsons Corp. 2.63%, 03/01/2029	260,880
71,000	Seagate HDD Cayman 3.50%, 06/01/2028	137,633
		641,843
	Leisure Time - 0.5%
181,000	Carnival Corp. 5.75%, 12/01/2027	417,929
	NCL Corp. Ltd.
204,000	0.88%, 04/15/2030(2)	248,625
165,000	2.50%, 02/15/2027	175,065
		841,619
	Lodging - 0.2%
400,000	Wynn Macau Ltd. 4.50%, 03/07/2029(2)	412,800
	Machinery-Diversified - 0.0%
36,000	Middleby Corp. 1.00%, 09/01/2025	40,725
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 7.2% - (continued)
	Miscellaneous Manufacturing - 0.1%
$ 150,000	JBT Marel Corp. 0.25%, 05/15/2026	$151,950
	Pharmaceuticals - 0.1%
200,000	Jazz Investments I Ltd. 3.13%, 09/15/2030(2)	220,500
	Real Estate Investment Trusts - 0.4%
325,000	Federal Realty OP LP 3.25%, 01/15/2029(2)	319,962
	Rexford Industrial Realty LP
168,000	4.13%, 03/15/2029(2)	164,388
138,000	4.38%, 03/15/2027(2)	136,413
		620,763
	Semiconductors - 0.2%
53,000	Microchip Technology, Inc. 0.75%, 06/01/2030	51,943
265,000	ON Semiconductor Corp. 0.50%, 03/01/2029	253,532
		305,475
	Software - 1.3%
135,000	Bill Holdings, Inc. 0.00%, 04/01/2030(2)(7)	113,670
	Cloudflare, Inc.
40,000	0.00%, 08/15/2026(7)	49,160
317,000	0.00%, 06/15/2030(2)(7)	353,772
454,000	Datadog, Inc. 0.00%, 12/01/2029(2)(7)	440,627
217,000	Guidewire Software, Inc. 1.25%, 11/01/2029(2)	248,790
95,000	MicroStrategy, Inc. 0.00%, 03/01/2030(2)(7)	111,181
285,000	Nutanix, Inc. 0.50%, 12/15/2029(2)	320,397
52,000	Snowflake, Inc. 0.00%, 10/01/2029(2)(7)	80,600
15,000	Tyler Technologies, Inc. 0.25%, 03/15/2026	18,128
343,000	Unity Software, Inc. 0.00%, 03/15/2030(2)(7)	416,025
		2,152,350
	Total Convertible Bonds (cost $11,409,454)	$11,984,786
CORPORATE BONDS - 33.6%
	Advertising - 0.0%
67,000	Clear Channel Outdoor Holdings, Inc. 7.50%, 06/01/2029(2)	$61,038
	Aerospace & Defense - 0.0%
20,000	Goat Holdco LLC 6.75%, 02/01/2032(2)	20,161
	Agriculture - 0.1%
45,000	BAT Capital Corp. 5.63%, 08/15/2035	45,709
200,000	MHP Lux SA 6.25%, 09/19/2029(6)	162,424
		208,133
	Airlines - 0.2%
100,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(2)	96,685
25,000	OneSky Flight LLC 8.88%, 12/15/2029(2)	26,339
	VistaJet Malta Finance PLC/Vista Management Holding, Inc.
48,000	6.38%, 02/01/2030(2)	45,343
72,000	9.50%, 06/01/2028(2)	73,800
		242,167
	Apparel - 0.1%
65,000	Champ Acquisition Corp. 8.38%, 12/01/2031(2)	68,767
45,000	Under Armour, Inc. 7.25%, 07/15/2030(2)	45,912
		114,679
The accompanying notes are an integral part of these financial statements.

40

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.6% - (continued)
	Auto Manufacturers - 0.1%
$ 25,000	Ford Motor Co. 3.25%, 02/12/2032	$21,181
145,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(8)(9)	141,459
		162,640
	Auto Parts & Equipment - 0.2%
	Forvia SE
EUR 200,000	3.75%, 06/15/2028(6)	228,573
100,000	5.50%, 06/15/2031(6)	117,165
		345,738
	Beverages - 0.1%
$ 205,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(6)	199,159
	Chemicals - 0.6%
200,000	Braskem Netherlands Finance BV 4.50%, 01/31/2030(6)	141,803
46,000	FMC Corp. 8.45%, 11/01/2055, (8.45% fixed rate until 08/01/2030; 5 yr. USD CMT + 4.37% thereafter)(8)	47,556
	OCP SA
600,000	6.70%, 03/01/2036(6)	607,140
200,000	6.70%, 03/01/2036(2)	202,392
		998,891
	Coal - 0.1%
240,000	Mongolian Mining Corp. 8.44%, 04/03/2030(6)	231,114
	Commercial Banks - 6.7%
EUR 200,000	AIB Group PLC 6.00%, 07/14/2031, (6.00% fixed rate until 07/14/2031; 5 yr. EURIBOR ICE Swap + 3.71% thereafter)(6)(8)(9)	230,674
100,000	Attica Bank SA 9.38%, 01/31/2031, (9.38% fixed rate until 01/31/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(6)(8)(9)	120,143
150,000	Banca Monte dei Paschi di Siena SpA 7.71%, 01/18/2028, 5 yr. EURIBOR ICE Swap + 5.01%(3)(6)	188,371
	Banca Transilvania SA
500,000	5.13%, 09/30/2030, (5.13% fixed rate until 09/30/2029; 1 yr. EURIBOR ICE Swap + 2.95% thereafter)(6)(8)	584,538
205,000	8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(6)(8)	243,158
	Bank of America Corp.
$ 45,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(8)	38,314
32,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(8)	32,031
20,000	6.25%, 07/26/2030, (6.25% fixed rate until 07/26/2030; 5 yr. USD CMT + 2.35% thereafter)(8)(9)	19,931
EUR 200,000	Bank of Cyprus Holdings PLC 11.88%, 12/21/2028, (11.88% fixed rate until 12/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(6)(8)(9)	277,969
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.6% - (continued)
	Commercial Banks - 6.7% - (continued)
	Bank of New York Mellon Corp.
$ 50,000	3.99%, 06/13/2028, (3.99% fixed rate until 06/13/2027; 6 mo. USD SOFR + 1.15% thereafter)(8)	$49,670
20,000	5.61%, 07/21/2039, (5.61% fixed rate until 07/21/2034; 6 mo. USD SOFR + 1.77% thereafter)(8)	20,449
40,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(8)	42,251
GBP 200,000	Barclays PLC 8.38%, 09/15/2031, (8.38% fixed rate until 09/15/2031; 5 yr. GBP Swap + 4.69% thereafter)(6)(8)(9)	275,634
EUR 200,000	BAWAG Group AG 7.25%, 09/18/2029, (7.25% fixed rate until 09/18/2029; 5 yr. EURIBOR ICE Swap + 5.05% thereafter)(6)(8)(9)	241,455
$ 418,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 8.13%, 01/08/2039, (8.13% fixed rate until 01/08/2034; 5 yr. USD CMT + 4.21% thereafter)(6)(8)	436,781
200,000	BNP Paribas SA 7.38%, 09/10/2034, (7.38% fixed rate until 09/10/2034; 5 yr. USD CMT + 3.54% thereafter)(2)(8)(9)	205,607
EUR 200,000	BPCE SA 1.50%, 01/13/2042, (1.50% fixed rate until 10/13/2026; 5 yr. EUR Swap + 1.75% thereafter)(6)(8)	223,876
	CaixaBank SA
$ 225,000	6.04%, 06/15/2035, (6.04% fixed rate until 06/15/2034; 6 mo. USD SOFR + 2.26% thereafter)(2)(8)	235,719
EUR 200,000	7.50%, 01/16/2030, (7.50% fixed rate until 01/16/2030; 5 yr. EURIBOR ICE Swap + 5.30% thereafter)(6)(8)(9)	254,376
200,000	CCF Holding SAS 9.25%, 06/12/2029, (9.25% fixed rate until 06/12/2029; 5 yr. EUR Swap + 6.63% thereafter)(6)(8)(9)	250,489
	Citigroup, Inc.
$ 148,000	6.88%, 08/15/2030, (6.88% fixed rate until 08/15/2030; 5 yr. USD CMT + 2.89% thereafter)(8)(9)	149,258
102,000	7.63%, 11/15/2028, (7.63% fixed rate until 11/15/2028; 5 yr. USD CMT + 3.21% thereafter)(8)(9)	106,406
EUR 100,000	Credit Agricole SA 6.50%, 09/23/2029, (6.50% fixed rate until 09/23/2029; 5 yr. EURIBOR ICE Swap + 4.21% thereafter)(6)(8)(9)	121,678
200,000	Erste Group Bank AG 7.00%, 04/15/2031, (7.00% fixed rate until 04/15/2031; 5 yr. EURIBOR ICE Swap + 4.41% thereafter)(6)(8)(9)	246,067
100,000	Eurobank SA 4.00%, 02/07/2036, (4.00% fixed rate until 02/07/2035; 1 yr. EURIBOR ICE Swap + 1.70% thereafter)(6)(8)	114,489
$ 35,000	Fifth Third Bancorp 4.50%, 09/30/2025, (4.50% fixed rate until 09/30/2025; 5 yr. USD CMT + 4.22% thereafter)(8)(9)	34,875
337,000	Freedom Mortgage Corp. 12.25%, 10/01/2030(2)	372,771
The accompanying notes are an integral part of these financial statements.

41

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.6% - (continued)
	Commercial Banks - 6.7% - (continued)
	Goldman Sachs Group, Inc.
$ 88,000	3.65%, 08/10/2026, (3.65% fixed rate until 08/10/2026; 5 yr. USD CMT + 2.92% thereafter)(8)(9)	$86,099
88,000	7.50%, 02/10/2029, (7.50% fixed rate until 02/10/2029; 5 yr. USD CMT + 3.16% thereafter)(8)(9)	92,950
200,000	Golomt Bank 11.00%, 05/20/2027(2)	206,608
	HSBC Holdings PLC
200,000	4.60%, 12/17/2030, (4.60% fixed rate until 12/17/2030; 5 yr. USD CMT + 3.65% thereafter)(8)(9)	184,363
200,000	5.73%, 05/17/2032, (5.73% fixed rate until 05/17/2031; 6 mo. USD SOFR + 1.52% thereafter)(8)	207,736
325,000	7.05%, 06/05/2030, (7.05% fixed rate until 06/05/2030; 5 yr. USD CMT + 2.99% thereafter)(8)(9)	331,133
	Ibercaja Banco SA
EUR 200,000	4.13%, 08/18/2036, (4.13% fixed rate until 05/18/2031; 5 yr. EURIBOR ICE Swap + 1.90% thereafter)(6)(8)	229,415
200,000	9.13%, 01/25/2028, (9.13% fixed rate until 01/25/2028; 5 yr. EUR Swap + 6.83% thereafter)(6)(8)(9)	254,556
	Intesa Sanpaolo SpA
200,000	6.38%, 05/26/2033, (6.38% fixed rate until 05/26/2033; 5 yr. EURIBOR ICE Swap + 4.04% thereafter)(6)(8)(9)	236,762
$ 200,000	7.80%, 11/28/2053(2)	237,961
	JP Morgan Chase & Co.
16,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(8)	16,019
48,000	5.53%, 11/29/2045, (5.53% fixed rate until 11/29/2044; 6 mo. USD SOFR + 1.55% thereafter)(8)	48,016
10,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(8)	10,130
EUR 200,000	KBC Group NV 6.00%, 11/27/2030, (6.00% fixed rate until 11/27/2030; 5 yr. EURIBOR ICE Swap + 3.81% thereafter)(6)(8)(9)	234,008
GBP 100,000	La Banque Postale SA 5.63%, 09/21/2028, (5.63% fixed rate until 09/21/2027; 1 yr. U.K. Government Bond + 2.60% thereafter)(6)(8)	134,584
200,000	Lloyds Banking Group PLC 8.50%, 03/27/2028, (8.50% fixed rate until 03/27/2028; 5 yr. U.K. Government Bond + 5.14% thereafter)(8)(9)	280,215
EUR 200,000	Luminor Holding AS 7.38%, 02/12/2031, (7.38% fixed rate until 02/12/2031; 5 yr. EURIBOR ICE Swap + 5.26% thereafter)(6)(8)(9)	236,542
GBP 100,000	Metro Bank Holdings PLC 12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(6)(8)	151,157
EUR 100,000	Nova Ljubljanska Banka DD 6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(6)(8)	122,753
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.6% - (continued)
	Commercial Banks - 6.7% - (continued)
EUR 425,000	Piraeus Financial Holdings SA 8.75%, 06/16/2026, (8.75% fixed rate until 06/16/2026; 5 yr. EUR Swap + 9.20% thereafter)(6)(8)(9)	$505,231
$ 175,000	Santander Holdings USA, Inc. 5.47%, 03/20/2029, (5.47% fixed rate until 03/20/2028; 6 mo. USD SOFR + 1.61% thereafter)(8)	177,840
	Societe Generale SA
200,000	5.51%, 05/22/2031, (5.51% fixed rate until 05/22/2030; 6 mo. USD SOFR + 1.65% thereafter)(2)(8)	203,980
200,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(2)(8)(9)	220,476
EUR 100,000	Spar Nord Bank AS 4.13%, 10/01/2030, (4.13% fixed rate until 10/01/2029; 1 yr. EURIBOR ICE Swap + 1.85% thereafter)(6)(8)	118,320
$ 665,000	Trade & Development Bank of Mongolia LLC 8.50%, 12/23/2027(6)	647,163
	UBS Group AG
250,000	9.02%, 11/15/2033, (9.02% fixed rate until 11/15/2032; 6 mo. USD SOFR + 5.02% thereafter)(2)(8)	309,882
200,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(2)(8)(9)	234,441
EUR 125,000	UBS Switzerland AG 3.15%, 06/21/2031(6)	144,853
100,000	Unicaja Banco SA 0.25%, 09/25/2029(6)	103,411
$ 44,000	Wells Fargo & Co. 3.90%, 03/15/2026, (3.90% fixed rate until 03/15/2026; 5 yr. USD CMT + 3.45% thereafter)(8)(9)	43,589
		11,127,173
	Commercial Services - 0.5%
64,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38%, 06/15/2032(2)	66,023
59,000	Block, Inc. 3.50%, 06/01/2031	54,071
93,000	Deluxe Corp. 8.13%, 09/15/2029(2)	95,742
EUR 200,000	House of HR Group BV 9.00%, 11/03/2029(6)	227,765
100,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 5.50%, 05/15/2033(2)	119,353
225,000	Verisure Midholding AB 5.25%, 02/15/2029(6)	259,353
		822,307
	Construction Materials - 0.4%
$ 400,000	Cemex SAB de CV 7.20%, 06/10/2030, (7.20% fixed rate until 06/10/2030; 5 yr. USD CMT + 3.52% thereafter)(2)(8)(9)	408,380
	CP Atlas Buyer, Inc.
50,000	9.75%, 07/15/2030(2)	50,449
90,000	12.75%, 01/15/2031(2)(10)	85,492
70,000	JH North America Holdings, Inc. 5.88%, 01/31/2031(2)	70,240
45,000	Trane Technologies Financing Ltd. 5.10%, 06/13/2034	45,644
		660,205
	Distribution/Wholesale - 0.1%
118,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(2)	119,394
The accompanying notes are an integral part of these financial statements.

42

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.6% - (continued)
	Diversified Financial Services - 3.1%
$ 57,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(2)(8)(9)	$56,606
983,000	Bread Financial Holdings, Inc. 8.38%, 06/15/2035, (8.38% fixed rate until 06/15/2030; 5 yr. USD CMT + 4.30% thereafter)(2)(8)	1,015,378
30,000	Credit Acceptance Corp. 9.25%, 12/15/2028(2)	31,727
108,000	EZCORP, Inc. 7.38%, 04/01/2032(2)	112,478
	Freedom Mortgage Holdings LLC
405,000	8.38%, 04/01/2032(2)	414,224
157,000	9.13%, 05/15/2031(2)	163,204
83,000	goeasy Ltd. 7.38%, 10/01/2030(2)	84,628
170,000	Hightower Holding LLC 9.13%, 01/31/2030(2)	180,668
	IIFL Finance Ltd.
600,000	8.75%, 07/24/2028(6)	609,511
200,000	8.75%, 07/24/2028(2)	203,170
744,000	LFS Topco LLC 8.75%, 07/15/2030(2)	719,624
200,000	Midcap Financial Issuer Trust 6.50%, 05/01/2028(2)	198,276
500,000	Muangthai Capital PCL 7.55%, 07/21/2030(2)	507,468
39,000	PennyMac Financial Services, Inc. 6.88%, 05/15/2032(2)	39,735
577,000	Planet Financial Group LLC 10.50%, 12/15/2029(2)	588,767
45,000	Rocket Cos., Inc. 6.38%, 08/01/2033(2)	45,899
119,000	TrueNoord Capital DAC 8.75%, 03/01/2030(2)	123,419
		5,094,782
	Electric - 4.3%
200,000	Adani Electricity Mumbai Ltd. 3.87%, 07/22/2031(6)	175,701
442,194	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(6)	403,796
50,000	Alabama Power Co. 5.10%, 04/02/2035	50,256
200,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(6)	213,146
EUR 429,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(6)	474,742
$ 45,000	CMS Energy Corp. 4.75%, 06/01/2050, (4.75% fixed rate until 03/01/2030; 5 yr. USD CMT + 4.12% thereafter)(8)	43,316
	Dominion Energy, Inc.
97,000	4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 yr. USD CMT + 3.20% thereafter)(8)(9)	94,829
25,000	4.60%, 05/15/2028	25,099
45,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(8)	47,090
10,000	7.00%, 06/01/2054, (7.00% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.51% thereafter)(8)	10,668
EUR 620,000	Eastern European Electric Co. BV 6.50%, 05/15/2030(2)	732,776
$ 372,000	Edison International 8.13%, 06/15/2053, (8.13% fixed rate until 03/15/2028; 5 yr. USD CMT + 3.86% thereafter)(8)	364,774
142,000	Emera, Inc. 6.75%, 06/15/2076, (6.75% fixed rate until 06/15/2026; 3 mo. USD Term SOFR + 5.44% thereafter)(8)	143,027
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.6% - (continued)
	Electric - 4.3% - (continued)
	Energo-Pro AS
EUR 755,000	8.00%, 05/27/2030(2)	$913,130
$ 200,000	11.00%, 11/02/2028(6)	213,434
115,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(8)	120,155
1,180,000	GDZ Elektrik Dagitim AS 9.00%, 10/15/2029(2)	1,141,360
39,753	Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/01/2054	37,622
1,080,000	Limak Yenilenebilir Enerji AS 9.63%, 08/12/2030(2)	1,077,430
295,000	PG&E Corp. 7.38%, 03/15/2055, (7.38% fixed rate until 12/15/2029; 5 yr. USD CMT + 3.88% thereafter)(8)	284,670
200,000	Termocandelaria Power SA 7.75%, 09/17/2031(6)	205,946
	Virginia Electric & Power Co.
15,000	4.20%, 05/15/2045	12,245
10,000	5.65%, 03/15/2055	9,860
375,000	Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(2)	362,825
		7,157,897
	Energy-Alternate Sources - 0.5%
630,000	FS Luxembourg SARL 8.63%, 06/25/2033(2)	627,795
225,000	Greenko Wind Projects Mauritius Ltd. 7.25%, 09/27/2028(2)	229,139
		856,934
	Engineering & Construction - 0.1%
200,000	IHS Holding Ltd. 6.25%, 11/29/2028(6)	196,640
	Entertainment - 0.0%
42,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(2)	41,122
33,000	Warnermedia Holdings, Inc. 5.05%, 03/15/2042	22,059
		63,181
	Environmental Control - 0.2%
200,000	Ambipar Lux SARL 10.88%, 02/05/2033(2)	179,721
	Reworld Holding Corp.
30,000	4.88%, 12/01/2029(2)	28,650
75,000	5.00%, 09/01/2030	71,055
		279,426
	Food - 0.4%
EUR 100,000	Bellis Acquisition Co. PLC 8.00%, 07/01/2031(2)	115,582
$ 200,000	BRF SA 5.75%, 09/21/2050(6)	164,517
EUR 100,000	ELO SACA 3.25%, 07/23/2027(6)	112,806
$ 20,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. 6.38%, 04/15/2066(2)	19,712
60,000	Mars, Inc. 5.00%, 03/01/2032(2)	60,553
EUR 200,000	Picard Groupe SAS 6.38%, 07/01/2029(2)	239,691
		712,861
	Forest Products & Paper - 0.2%
$ 343,000	Mercer International, Inc. 12.88%, 10/01/2028(2)	345,952
	Gas - 0.1%
141,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(2)(8)	142,080
The accompanying notes are an integral part of these financial statements.

43

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.6% - (continued)
	Hand/Machine Tools - 0.1%
EUR 100,000	IMA Industria Macchine Automatiche SpA 3.75%, 01/15/2028(6)	$114,025
	Healthcare - Products - 0.1%
$ 45,000	Dentsply Sirona, Inc. 8.38%, 09/12/2055, (8.38% fixed rate until 06/12/2030; 5 yr. USD CMT + 4.38% thereafter)(8)	45,369
150,000	Insulet Corp. 6.50%, 04/01/2033(2)	154,189
		199,558
	Healthcare - Services - 0.6%
15,000	Acadia Healthcare Co., Inc. 7.38%, 03/15/2033(2)	15,444
	CHS/Community Health Systems, Inc.
114,000	4.75%, 02/15/2031(2)	95,388
480,000	6.88%, 04/15/2029(2)	373,200
385,000	9.75%, 01/15/2034(2)	387,460
129,000	Star Parent, Inc. 9.00%, 10/01/2030(2)	135,656
		1,007,148
	Insurance - 1.1%
	Acrisure LLC/Acrisure Finance, Inc.
10,000	6.75%, 07/01/2032(2)	10,125
415,000	8.50%, 06/15/2029(2)	432,909
155,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(2)	159,337
	Athene Global Funding
47,000	4.95%, 01/07/2027(2)	47,217
35,000	5.35%, 07/09/2027(2)	35,462
20,000	5.68%, 02/23/2026(2)	20,118
49,000	Athene Holding Ltd. 6.88%, 06/28/2055, (6.88% fixed rate until 03/28/2035; 5 yr. USD CMT + 2.58% thereafter)(8)	48,374
	Global Atlantic Fin Co.
97,000	4.70%, 10/15/2051, (4.70% fixed rate until 07/15/2026; 5 yr. USD CMT + 3.80% thereafter)(2)(8)	94,951
78,000	7.95%, 10/15/2054, (7.95% fixed rate until 07/15/2029; 5 yr. USD CMT + 3.61% thereafter)(2)(8)	81,510
200,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 8.13%, 02/15/2032(2)	208,282
	Liberty Mutual Group, Inc.
45,000	4.13%, 12/15/2051, (4.13% fixed rate until 09/15/2026; 5 yr. USD CMT + 3.32% thereafter)(2)(8)	43,790
69,000	4.30%, 02/01/2061(2)	42,357
176,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(8)(9)	191,072
200,000	Nippon Life Insurance Co. 6.50%, 04/30/2055, (6.50% fixed rate until 04/30/2035; 5 yr. USD CMT + 3.19% thereafter)(2)(8)	209,306
EUR 100,000	SCOR SE 6.00%, 06/20/2034, (6.00% fixed rate until 06/20/2034; 5 yr. EURIBOR ICE Swap + 3.86% thereafter)(6)(8)(9)	116,747
		1,741,557
	Internet - 0.2%
200,000	United Group BV 6.75%, 02/15/2031(6)	236,596
	Leisure Time - 0.0%
$ 25,000	NCL Corp. Ltd. 6.75%, 02/01/2032(2)	25,678
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.6% - (continued)
	Lodging - 1.0%
	Fortune Star BVI Ltd.
EUR 370,000	3.95%, 10/02/2026(6)	$416,326
$ 445,000	5.00%, 05/18/2026(6)	440,135
935,000	Studio City Finance Ltd. 5.00%, 01/15/2029(6)	864,423
		1,720,884
	Media - 0.4%
30,000	Scripps Escrow II, Inc. 5.38%, 01/15/2031(2)(11)	21,943
430,000	Univision Communications, Inc. 9.38%, 08/01/2032(2)	446,168
200,000	VTR Finance NV 6.38%, 07/15/2028(6)	194,000
		662,111
	Mining - 1.5%
	Glencore Funding LLC
50,000	2.50%, 09/01/2030(2)	44,990
28,000	3.88%, 04/27/2051(2)	20,561
615,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(2)	617,980
1,000,000	Vedanta Resources Finance II PLC 9.85%, 04/24/2033(2)	1,003,707
	WE Soda Investments Holding PLC
400,000	9.50%, 10/06/2028(6)	417,047
315,000	9.50%, 10/06/2028(2)	328,425
		2,432,710
	Oil & Gas - 3.1%
1,025,000	Azule Energy Finance PLC 8.13%, 01/23/2030(2)	1,032,615
	Diamondback Energy, Inc.
14,000	4.25%, 03/15/2052	10,584
20,000	5.90%, 04/18/2064	18,471
	Energean Israel Finance Ltd.
280,000	5.38%, 03/30/2028(6)	269,465
625,000	5.88%, 03/30/2031(6)	583,688
	Petroleos Mexicanos
560,000	5.95%, 01/28/2031	519,790
180,000	6.70%, 02/16/2032	171,576
185,000	6.75%, 09/21/2047	143,305
300,000	7.69%, 01/23/2050	254,329
	Raizen Fuels Finance SA
270,000	6.25%, 07/08/2032(2)	265,545
400,000	6.70%, 02/25/2037(2)	388,334
45,000	Talos Production, Inc. 9.38%, 02/01/2031(2)	45,887
345,000	Transocean, Inc. 8.50%, 05/15/2031(2)	316,974
765,000	Vital Energy, Inc. 7.88%, 04/15/2032(2)	671,449
365,000	YPF SA 6.95%, 07/21/2027(6)	364,939
		5,056,951
	Packaging & Containers - 0.4%
EUR 150,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.13%, 08/15/2026(6)	171,216
	LABL, Inc.
$ 24,000	5.88%, 11/01/2028(2)	21,291
25,000	8.63%, 10/01/2031(2)	20,765
400,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(5)(6)	378,688
		591,960
	Pharmaceuticals - 0.5%
	CVS Health Corp.
67,000	6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(8)	67,055
The accompanying notes are an integral part of these financial statements.

44

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.6% - (continued)
	Pharmaceuticals - 0.5% - (continued)
$ 121,000	7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(8)	$124,490
	Grifols SA
EUR 100,000	3.88%, 10/15/2028(6)(11)	112,356
200,000	7.50%, 05/01/2030(6)	241,491
	Teva Pharmaceutical Finance Netherlands II BV
125,000	4.38%, 05/09/2030	146,702
100,000	7.88%, 09/15/2031	138,184
		830,278
	Pipelines - 0.7%
$ 500,000	AL Candelaria (Spain) SA 5.75%, 06/15/2033(6)	431,245
	Enbridge, Inc.
154,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(8)	152,460
10,000	7.20%, 06/27/2054, (7.20% fixed rate until 03/27/2034; 5 yr. USD CMT + 2.97% thereafter)(8)	10,301
66,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(8)	74,333
56,000	Energy Transfer LP 8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(8)	59,656
45,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(2)(8)	46,475
35,000	Targa Resources Corp. 5.65%, 02/15/2036	35,226
	Transcanada Trust
164,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(8)	159,484
86,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD SOFR + 4.64% thereafter)(8)	85,821
75,000	Venture Global Plaquemines LNG LLC 6.75%, 01/15/2036(2)	77,153
		1,132,154
	Real Estate - 1.3%
EUR 365,000	Alexandrite Lake Lux Holdings SARL 6.75%, 07/30/2030(2)	425,594
GBP 100,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(6)	122,135
$ 400,000	Country Garden Holdings Co. Ltd. 3.88%, 10/22/2030(6)(12)	34,000
200,000	GLP China Holdings Ltd. 2.95%, 03/29/2026(6)	192,581
200,000	GLP Pte. Ltd. 9.75%, 05/20/2028(6)	197,516
	Peach Property Finance GmbH
EUR 300,000	4.38%, 11/15/2025(6)	336,402
100,000	4.38%, 11/15/2025(2)	112,134
$ 815,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(6)	791,707
		2,212,069
	Real Estate Investment Trusts - 0.8%
300,000	Champion MTN Ltd. 2.95%, 06/15/2030(6)	251,405
	Hudson Pacific Properties LP
588,000	4.65%, 04/01/2029	512,722
123,000	5.95%, 02/15/2028	117,790
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.6% - (continued)
	Real Estate Investment Trusts - 0.8% - (continued)
	Trust Fibra Uno
$ 200,000	6.39%, 01/15/2050(6)	$170,719
200,000	7.38%, 02/13/2034(6)	207,009
		1,259,645
	Retail - 0.6%
99,000	LBM Acquisition LLC 6.25%, 01/15/2029(2)	86,873
50,000	Macy's Retail Holdings LLC 5.13%, 01/15/2042	35,056
105,000	Staples, Inc. 10.75%, 09/01/2029(2)	98,455
452,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(2)	473,711
GBP 100,000	Waga Bondco Ltd. 8.50%, 06/15/2030(2)	129,159
$ 200,000	Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(6)	200,020
		1,023,274
	Savings & Loans - 0.2%
GBP 200,000	Nationwide Building Society 7.88%, 12/20/2031, (7.88% fixed rate until 12/20/2031; 5 yr. U.K. Government Bond + 3.59% thereafter)(6)(8)(9)	272,777
	Semiconductors - 0.1%
	Intel Corp.
$ 16,000	3.25%, 11/15/2049	9,766
124,000	5.60%, 02/21/2054	109,570
60,000	NVIDIA Corp. 3.50%, 04/01/2040	50,402
		169,738
	Software - 0.2%
93,000	Cloud Software Group, Inc. 9.00%, 09/30/2029(2)	96,242
20,000	Open Text Corp. 6.90%, 12/01/2027(2)	20,650
	Rocket Software, Inc.
35,000	6.50%, 02/15/2029(2)	34,031
50,000	9.00%, 11/28/2028(2)	51,598
50,000	Synopsys, Inc. 5.00%, 04/01/2032	50,515
EUR 125,000	TeamSystem SpA 5.53%, 07/31/2031, 3 mo. EURIBOR + 3.50%(2)(3)	143,472
		396,508
	Telecommunications - 2.3%
	Africell Holding Ltd.
$ 690,000	10.50%, 10/23/2029(6)	672,312
450,000	10.50%, 10/23/2029(2)	438,489
	Altice France SA
EUR 200,000	4.13%, 01/15/2029(6)	201,575
100,000	5.88%, 02/01/2027(6)	105,073
	AT&T, Inc.
$ 33,000	3.50%, 06/01/2041	25,807
19,000	3.85%, 06/01/2060	13,131
15,000	6.05%, 08/15/2056	15,206
64,000	EchoStar Corp. 6.75%, 11/30/2030(10)	60,640
EUR 300,000	Eolo SpA 4.88%, 10/21/2028(6)	330,696
	Iliad Holding SASU
125,000	5.38%, 04/15/2030(6)	148,046
100,000	6.88%, 04/15/2031(6)	123,063
200,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(6)	232,316
$ 64,000	Level 3 Financing, Inc. 3.88%, 10/15/2030(2)	54,880
EUR 100,000	Lorca Telecom Bondco SA 5.75%, 04/30/2029(6)	119,567
$ 200,000	Millicom International Cellular SA 4.50%, 04/27/2031(6)	184,282
EUR 100,000	Odido Group Holding BV 5.50%, 01/15/2030(6)	115,717
100,000	Odido Holding BV 3.75%, 01/15/2029(6)	114,147
The accompanying notes are an integral part of these financial statements.

45

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.6% - (continued)
	Telecommunications - 2.3% - (continued)
$ 128,000	Telecom Argentina SA 9.25%, 05/28/2033(2)	$132,224
119,000	TELUS Corp. 7.00%, 10/15/2055, (7.00% fixed rate until 07/15/2035; 5 yr. USD CMT + 2.71% thereafter)(8)	120,478
	Veon Midco BV
400,000	3.38%, 11/25/2027(6)	369,292
200,000	9.00%, 07/15/2029(2)	205,049
		3,781,990
	Trucking & Leasing - 0.0%
57,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.35%, 01/12/2027(2)	57,477
	Water - 0.3%
400,000	Aegea Finance SARL 9.00%, 01/20/2031(2)	429,921
	Total Corporate Bonds (cost $54,824,070)	$55,517,561
FOREIGN GOVERNMENT OBLIGATIONS - 5.6%
	Angola - 0.1%
200,000	Angola Government International Bonds 8.00%, 11/26/2029(6)	$186,431
	Argentina - 0.4%
641,000	Argentina Republic Government International Bonds 4.13%, 07/09/2035(5)	423,060
215,000	Provincia de Cordoba 9.75%, 07/02/2032(2)	217,150
		640,210
	Benin - 0.2%
415,000	Benin Government International Bonds 7.96%, 02/13/2038(6)	401,872
	Brazil - 0.1%
	Brazil Notas do Tesouro Nacional
BRL 434,000	10.00%, 01/01/2027	73,549
753,000	10.00%, 01/01/2031	115,926
320,000	10.00%, 01/01/2035	45,866
		235,341
	Bulgaria - 0.0%
EUR 15,000	Bulgaria Government International Bonds 1.38%, 09/23/2050(6)	10,069
	Chile - 0.1%
	Bonos de la Tesoreria de la Republica en pesos
CLP 85,000,000	4.70%, 09/01/2030(6)	84,090
40,000,000	6.00%, 04/01/2033(6)	41,866
		125,956
	China - 0.2%
CNY 1,920,000	China Government Bonds 2.27%, 05/25/2034	278,108
	Colombia - 0.4%
$ 595,000	Colombia Government International Bonds 5.00%, 06/15/2045	415,013
	Colombia TES
COP 505,600,000	6.25%, 07/09/2036	80,517
525,100,000	7.00%, 06/30/2032	99,095
557,700,000	7.75%, 09/18/2030	117,442
		712,067
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.6% - (continued)
	Czech Republic - 0.1%
CZK 1,730,000	Czech Republic Government Bonds 2.50%, 08/25/2028(6)	$77,665
	Gabon - 0.6%
$ 1,295,000	Gabon Government International Bonds 6.63%, 02/06/2031(6)	1,062,327
	Hungary - 0.0%
HUF 11,200,000	Hungary Government Bonds 3.00%, 08/21/2030	27,312
	India - 0.1%
	India Government Bonds
INR 2,470,000	6.10%, 07/12/2031	27,963
12,690,000	6.64%, 06/16/2035	146,386
		174,349
	Indonesia - 0.2%
	Indonesia Treasury Bonds
IDR 3,435,000,000	7.00%, 09/15/2030	215,393
436,000,000	7.13%, 06/15/2038	27,197
856,000,000	8.38%, 09/15/2026	53,373
		295,963
	Ivory Coast - 0.5%
	Ivory Coast Government International Bonds
EUR 540,000	4.88%, 01/30/2032(6)	570,649
200,000	5.88%, 10/17/2031(6)	222,657
		793,306
	Malaysia - 0.2%
	Malaysia Government Bonds
MYR 655,000	3.83%, 07/05/2034	158,260
574,000	4.76%, 04/07/2037	149,692
		307,952
	Mexico - 0.2%
	Mexico Bonos
MXN 420,300	7.75%, 11/23/2034	20,239
1,940,500	7.75%, 11/13/2042	84,783
2,168,900	8.00%, 05/24/2035	105,790
1,093,300	8.50%, 03/01/2029	57,790
$ 22,000	Mexico Government International Bonds 5.75%, 10/12/2110	17,380
		285,982
	Mongolia - 0.1%
210,000	City of Ulaanbaatar Mongolia 7.75%, 08/21/2027(6)	213,464
	Peru - 0.2%
	Peru Government Bonds
PEN 296,000	5.40%, 08/12/2034	77,973
335,000	6.85%, 08/12/2035(6)	95,901
169,000	6.95%, 08/12/2031	51,750
141,000	7.60%, 08/12/2039(6)	41,620
		267,244
	Philippines - 0.1%
	Philippines Government Bonds
PHP 1,630,000	6.25%, 03/22/2028	28,224
4,770,000	6.88%, 01/10/2029	84,222
		112,446
	Poland - 0.1%
PLN 375,000	Republic of Poland Government Bonds 3.75%, 05/25/2027	99,541
	Romania - 0.6%
	Romania Government Bonds
RON 130,000	5.00%, 02/12/2029	27,269
The accompanying notes are an integral part of these financial statements.

46

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.6% - (continued)
	Romania - 0.6% - (continued)
RON 405,000	7.10%, 07/31/2034	$90,786
165,000	8.25%, 09/29/2032	39,012
	Romania Government International Bonds
EUR 80,000	2.12%, 07/16/2031(6)	78,273
240,000	2.75%, 04/14/2041(6)	178,644
89,000	2.88%, 04/13/2042(6)	66,080
320,000	3.75%, 02/07/2034(6)	321,009
115,000	5.38%, 03/22/2031(2)	134,733
		935,806
	South Africa - 0.3%
	Republic of South Africa Government Bonds
ZAR 1,130,000	8.00%, 01/31/2030	62,002
4,135,000	8.75%, 01/31/2044	191,686
4,630,000	8.88%, 02/28/2035	244,148
		497,836
	Sri Lanka - 0.4%
	Sri Lanka Government International Bonds
$ 346,727	3.60%, 05/15/2036(2)(5)	290,904
523,273	3.60%, 02/15/2038(2)(5)	438,616
		729,520
	Supranational - 0.2%
INR 12,560,000	Asian Development Bank 6.20%, 10/06/2026	143,109
BRL 515,000	European Investment Bank 9.25%, 01/28/2027(6)	87,496
	International Bank for Reconstruction & Development
MXN 2,160,000	5.65%, 06/03/2027	108,814
900,000	7.25%, 01/21/2027	46,934
		386,353
	Thailand - 0.1%
	Thailand Government Bonds
THB 2,802,000	1.60%, 06/17/2035	86,444
693,000	3.45%, 06/17/2043	25,698
2,672,000	3.78%, 06/25/2032	94,162
		206,304
	Uruguay - 0.1%
	Uruguay Government International Bonds
UYU 880,681	4.38%, 12/15/2028(13)	22,603
734,819	4.38%, 12/15/2028(13)	18,904
651,000	8.50%, 03/15/2028(6)	16,208
2,190,000	9.75%, 07/20/2033	58,627
		116,342
	Total Foreign Government Obligations (cost $9,023,597)	$9,179,766
MUNICIPAL BONDS - 0.2%
	Higher Education - 0.2%
$ 365,000	Maricopa County Industrial Dev Auth, AZ, Rev 7.38%, 10/01/2029(2)	$376,651
	Total Municipal Bonds (cost $373,726)	$376,651
SENIOR FLOATING RATE INTERESTS - 10.1%(14)
	Aerospace & Defense - 0.1%
	Air Comm Corp. LLC
92,077	7.30%, 12/11/2031, 3 mo. USD Term SOFR + 3.00%	$92,077
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.1%(14) - (continued)
	Aerospace & Defense - 0.1% - (continued)
$ 7,692	7.32%, 12/11/2031, 3 mo. USD Term SOFR + 3.00%(15)	$7,692
99,750	Barnes Group, Inc. 7.36%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	99,804
		199,573
	Airlines - 0.3%
99,750	American Airlines, Inc. 7.58%, 05/28/2032, 3 mo. USD Term SOFR + 3.25%	100,373
148,875	AS Mileage Plan IP Ltd. 6.33%, 10/15/2031, 3 mo. USD Term SOFR + 2.00%	148,875
248,747	JetBlue Airways Corp. 9.07%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	233,449
100,000	Vista Management Holding, Inc. 8.04%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	100,333
		583,030
	Apparel - 0.1%
199,500	Hanesbrands, Inc. 7.11%, 03/07/2032, 1 mo. USD Term SOFR + 2.75%	199,915
	Auto Parts & Equipment - 0.1%
130,000	Clarios Global LP 7.11%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	129,945
99,187	First Brands Group LLC 9.57%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	96,728
		226,673
	Chemicals - 0.1%
100,000	Olympus Water U.S. Holding Corp. 7.59%, 07/23/2032, 1 mo. USD Term SOFR + 3.25%	99,675
	Commercial Services - 1.5%
	Belron Finance 2019 LLC
100,000	6.84%, 10/16/2031, 1 mo. USD Term SOFR + 2.50%	100,350
183,613	7.05%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	184,255
	Citrin Cooperman Advisors LLC
13,939	7.29%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%(15)	13,939
216,061	7.30%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%	216,061
135,281	Corp. Service Co. 6.36%, 11/02/2029, 1 mo. USD Term SOFR + 2.00%	134,977
99,747	Ensemble RCM LLC 7.31%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	100,149
	First Advantage Holdings LLC
203,080	7.11%, 10/31/2031, 1 mo. USD Term SOFR + 2.75%	203,716
200,735	7.11%, 10/31/2031, 1 mo. USD Term SOFR + 2.75%	201,363
	Fugue Finance BV
100,000	7.10%, 01/09/2032, 1 mo. USD Term SOFR + 2.75%	100,339
100,000	7.51%, 01/09/2032, 3 mo. USD Term SOFR + 3.25%	100,339
99,500	PG Investment Co. 59 SARL 7.05%, 03/26/2031, 3 mo. USD Term SOFR + 2.75%	99,749
198,992	Ryan LLC 7.86%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	199,018
The accompanying notes are an integral part of these financial statements.

47

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.1%(14) - (continued)
	Commercial Services - 1.5% - (continued)
EUR 250,000	Techem Verwaltungsgesellschaft 675 GmbH 5.64%, 07/15/2029, 3 mo. EURIBOR + 3.50%	$287,459
$ 289,985	Trans Union LLC 6.11%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	290,202
EUR 200,000	Verisure Holding AB 4.98%, 03/27/2028, 3 mo. EURIBOR + 3.00%	229,093
		2,461,009
	Construction Materials - 0.4%
$ 250,000	Chamberlain Group, Inc. 7.34%, 07/22/2032, 1 mo. USD Term SOFR + 3.00%	249,895
	Emerald Borrower LP
179,126	6.83%, 05/31/2030, 3 mo. USD Term SOFR + 2.50%	179,135
99,250	6.86%, 08/04/2031, 1 mo. USD Term SOFR + 2.50%	99,257
199,500	Quikrete Holdings, Inc. 6.61%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	199,251
		727,538
	Distribution/Wholesale - 0.2%
192,228	American Builders & Contractors Supply Co., Inc. 6.11%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	192,590
99,500	Core & Main LP 6.27%, 02/09/2031, 6 mo. USD Term SOFR + 2.00%	99,624
100,000	Gloves Buyer, Inc. 8.36%, 01/17/2032, 1 mo. USD Term SOFR + 4.00%	97,825
		390,039
	Diversified Financial Services - 0.3%
120,000	CFC Bidco 2022 Ltd. 8.04%, 05/30/2032, 3 mo. USD Term SOFR + 3.75%	119,625
175,000	Colossus Acquireco LLC 6.10%, 08/02/2032, 1 mo. USD Term SOFR + 1.75%	174,001
140,000	Hightower Holding LLC 7.26%, 02/03/2032, 3 mo. USD Term SOFR + 3.00%	140,000
140,000	Osaic Holdings, Inc. 7.35%, 07/16/2032, 1 mo. USD Term SOFR + 3.00%	140,000
		573,626
	Electric - 0.1%
124,055	Vistra Operations Co. LLC 6.11%, 12/20/2030, 1 mo. USD Term SOFR + 1.75%	124,165
	Electronics - 0.2%
325,000	LSF12 Crown U.S. Commercial Bidco LLC 7.86%, 12/02/2031, 1 mo. USD Term SOFR + 3.50%	326,762
	Engineering & Construction - 0.3%
129,673	Brown Group Holding LLC 6.83%, 07/01/2031, 3 mo. USD Term SOFR + 2.50%	129,802
205,000	Newly Weds Foods, Inc. 6.59%, 03/15/2032, 1 mo. USD Term SOFR + 2.25%	204,744
155,000	Tecta America Corp. 7.36%, 02/18/2032, 1 mo. USD Term SOFR + 3.00%	155,266
		489,812
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.1%(14) - (continued)
	Entertainment - 0.3%
$ 100,000	EOC Borrower LLC 7.36%, 03/24/2032, 1 mo. USD Term SOFR + 3.00%	$100,063
100,000	Flutter Financing BV 6.30%, 06/04/2032, 3 mo. USD Term SOFR + 2.00%	99,875
110,135	Great Canadian Gaming Corp. 9.07%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	107,347
124,375	UFC Holdings LLC 6.57%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	124,661
		431,946
	Environmental Control - 0.2%
389,939	Clean Harbors, Inc. 6.11%, 10/09/2028, 1 mo. USD Term SOFR + 1.75%	392,376
	Food - 0.2%
120,000	Froneri Lux Finco SARL 6.85%, 07/16/2032, 1 mo. USD Term SOFR + 2.50%	119,716
194,756	U.S. Foods, Inc. 6.11%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	196,018
		315,734
	Food Service - 0.1%
99,252	Golden State Foods LLC 8.59%, 12/04/2031, 1 mo. USD Term SOFR + 4.25%	99,625
	Hand/Machine Tools - 0.1%
99,250	Madison Safety & Flow LLC 7.11%, 09/26/2031, 1 mo. USD Term SOFR + 2.75%	99,643
	Healthcare - Products - 0.4%
10,397	Avantor Funding, Inc. 6.46%, 11/08/2027, 1 mo. USD Term SOFR + 2.00%	10,441
98,250	Bausch & Lomb Corp. 8.36%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	98,168
	Hanger, Inc.
13,113	4.15%, 10/23/2031, 1 mo. USD Term SOFR + 3.50%(15)	13,143
101,627	7.86%, 10/23/2031, 1 mo. USD Term SOFR + 3.50%	101,860
98,969	Insulet Corp. 6.36%, 08/04/2031, 1 mo. USD Term SOFR + 2.00%	99,365
375,947	Medline Borrower LP 6.61%, 10/23/2028, 1 mo. USD Term SOFR + 2.25%	376,184
		699,161
	Healthcare - Services - 0.1%
149,244	Star Parent, Inc. 8.30%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	147,442
	Home Builders - 0.1%
111,300	Installed Building Products, Inc. 6.11%, 03/28/2031, 1 mo. USD Term SOFR + 1.75%	111,509
	Home Furnishings - 0.1%
256,482	Somnigroup International, Inc. 6.55%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	256,803
	Insurance - 0.6%
185,000	Acrisure LLC 7.61%, 06/21/2032, 1 mo. USD Term SOFR + 3.25%	185,231
100,000	Alera Group, Inc. 7.61%, 05/31/2032, 1 mo. USD Term SOFR + 3.25%	100,419
The accompanying notes are an integral part of these financial statements.

48

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.1%(14) - (continued)
	Insurance - 0.6% - (continued)
$ 99,500	AmWINS Group, Inc. 6.61%, 01/30/2032, 1 mo. USD Term SOFR + 2.25%	$99,540
195,990	Asurion LLC 8.71%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	193,989
281,701	HUB International Ltd. 6.83%, 06/20/2030, 3 mo. USD Term SOFR + 2.50%	281,926
200,000	Sedgwick Claims Management Services, Inc. 6.86%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	200,166
		1,061,271
	Internet - 0.4%
139,887	Go Daddy Operating Co. LLC 6.11%, 11/09/2029, 1 mo. USD Term SOFR + 1.75%	139,927
	MH Sub I LLC
65,171	8.61%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	62,010
143,609	8.61%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	127,693
168,924	Proofpoint, Inc. 7.36%, 08/31/2028, 1 mo. USD Term SOFR + 3.00%	169,117
104,737	Speedster Bidco GmbH 7.55%, 12/10/2031, 3 mo. USD Term SOFR + 3.25%	104,824
		603,571
	Investment Company Security - 0.2%
199,000	Dragon Buyer, Inc. 7.30%, 09/30/2031, 3 mo. USD Term SOFR + 3.00%	199,213
100,000	Gryphon Debt Merger Sub, Inc. 7.35%, 06/18/2032, 1 mo. USD Term SOFR + 3.00%	100,125
		299,338
	IT Services - 0.6%
241,983	Fortress Intermediate 3, Inc. 7.32%, 06/27/2031, 1 mo. USD Term SOFR + 3.00%	241,983
194,513	Kaseya, Inc. 7.61%, 03/20/2032, 1 mo. USD Term SOFR + 3.25%	194,938
250,647	McAfee LLC 7.33%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	241,822
EUR 100,000	Nielsen Consumer, Inc. 5.40%, 03/06/2028, 1 mo. EURIBOR + 3.50%	114,642
$ 237,500	Sandisk Corp. 7.32%, 02/20/2032, 3 mo. USD Term SOFR + 3.00%	236,609
		1,029,994
	Leisure Time - 0.2%
191,276	Hayward Industries, Inc. 6.97%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	191,622
109,449	LC AHAB U.S. Bidco LLC 7.36%, 05/01/2031, 1 mo. USD Term SOFR + 3.00%	109,518
		301,140
	Machinery - Construction & Mining - 0.1%
99,750	Terex Corp. 6.31%, 10/08/2031, 3 mo. USD Term SOFR + 2.00%	99,844
	Media - 0.0%
100,081	NEP Group, Inc. 7.84%, 08/19/2026, 3 mo. USD Term SOFR + 3.25%	94,626
	Mining - 0.1%
119,700	Novelis Corp. 6.30%, 03/11/2032, 3 mo. USD Term SOFR + 2.00%	120,050
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.1%(14) - (continued)
	Miscellaneous Manufacturing - 0.1%
$ 99,750	John Bean Technologies Corp. 6.46%, 01/02/2032, 1 mo. USD Term SOFR + 2.00%	$100,024
	Packaging & Containers - 0.6%
460,267	Clydesdale Acquisition Holdings, Inc. 7.53%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	459,945
415,945	Proampac PG Borrower LLC 8.32%, 09/15/2028, 3 mo. USD Term SOFR + 4.00%	416,464
104,457	TricorBraun Holdings, Inc. 7.72%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	104,366
		980,775
	Pharmaceuticals - 0.4%
100,000	Amneal Pharmaceuticals LLC 7.85%, 08/01/2032, 1 mo. USD Term SOFR + 3.50%	99,958
200,000	Bausch Health Cos., Inc. 10.61%, 10/08/2030, 1 mo. USD Term SOFR + 6.25%	195,688
EUR 290,000	IVC Acquisition Ltd. 6.01%, 12/12/2028, 3 mo. EURIBOR + 4.00%	332,985
		628,631
	Pipelines - 0.1%
$ 100,000	Whitewater Matterhorn Holdings LLC 6.57%, 06/16/2032, 3 mo. USD Term SOFR + 2.25%	100,250
	Retail - 0.7%
309,575	Flynn Restaurant Group LP 8.11%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	309,479
159,200	Great Outdoors Group LLC 7.61%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	159,160
199,000	IRB Holding Corp. 6.86%, 12/15/2027, 1 mo. USD Term SOFR + 2.50%	198,908
340,186	LBM Acquisition LLC 8.19%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	316,427
47,222	QXO, Inc. 7.30%, 04/30/2032, 3 mo. USD Term SOFR + 3.00%	47,600
124,039	Specialty Building Products Holdings LLC 8.21%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	119,891
		1,151,465
	Semiconductors - 0.1%
120,662	MKS Instruments, Inc. 6.35%, 08/17/2029, 1 mo. USD Term SOFR + 2.00%	120,421
	Software - 0.5%
149,625	BCPE Pequod Buyer, Inc. 7.36%, 11/25/2031, 1 mo. USD Term SOFR + 3.00%	149,812
200,000	Cotiviti Corp. 7.08%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	199,416
150,000	Project Boost Purchaser LLC 7.07%, 07/16/2031, 3 mo. USD Term SOFR + 2.75%	149,907
The accompanying notes are an integral part of these financial statements.

49

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.1%(14) - (continued)
	Software - 0.5% - (continued)
$ 166,960	Surf Holdings LLC 7.97%, 03/05/2027, 1 mo. USD Term SOFR + 3.50%	$167,262
192,051	Zelis Payments Buyer, Inc. 7.11%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	191,260
		857,657
	Transportation - 0.1%
184,934	First Student Bidco, Inc. 6.80%, 07/21/2028, 3 mo. USD Term SOFR + 2.50%	185,121
	Total Senior Floating Rate Interests (cost $16,657,904)	$16,690,234
U.S. GOVERNMENT AGENCIES - 9.9%
	Mortgage-Backed Agencies - 9.9%
	Federal Home Loan Mortgage Corp. - 1.5%
283,047	5.00%, 09/01/2052	$276,850
55,000	7.75%, 10/25/2041, 30 day USD SOFR Average + 3.40%(2)(3)	56,450
125,000	8.60%, 05/25/2044, 30 day USD SOFR Average + 4.25%(2)(3)	130,712
275,000	11.20%, 11/25/2051, 30 day USD SOFR Average + 6.85%(2)(3)	291,670
380,000	11.45%, 01/25/2042, 30 day USD SOFR Average + 7.10%(2)(3)	404,553
280,000	12.06%, 03/25/2050, 30 day USD SOFR Average + 7.71%(2)(3)	335,292
710,000	12.15%, 11/25/2041, 30 day USD SOFR Average + 7.80%(2)(3)	759,033
250,000	13.60%, 05/25/2043, 30 day USD SOFR Average + 9.25%(2)(3)	289,425
		2,543,985
	Federal National Mortgage Association - 0.2%
274,908	5.00%, 09/01/2052	268,889
	Tennessee Valley Authority Power - 0.0%
55,000	4.88%, 05/15/2035	55,797
	Uniform Mortgage-Backed Security - 8.2%
13,370,000	6.00%, 08/01/2054(16)	13,554,798
	Total U.S. Government Agencies (cost $16,418,968)	$16,423,469
U.S. GOVERNMENT SECURITIES - 18.4%
	U.S. Treasury Securities - 18.4%
	U.S. Treasury Bonds - 7.2%
390,000	2.25%, 08/15/2046	$252,510
1,690,000	2.50%, 05/15/2046(17)	1,153,755
1,925,000	3.38%, 11/15/2048(17)	1,504,132
470,000	3.63%, 08/15/2043	399,830
525,000	3.63%, 05/15/2053	421,989
2,885,000	4.13%, 08/15/2044	2,612,277
290,000	4.25%, 08/15/2054	260,819
2,125,000	4.50%, 11/15/2054	1,993,515
675,000	4.63%, 02/15/2055	646,629
984,200	4.75%, 05/15/2055	962,671
1,646,000	5.00%, 05/15/2045	1,670,176
		11,878,303
	U.S. Treasury Inflation-Indexed Bonds - 1.8%
1,400,325	0.25%, 02/15/2050(13)	798,354
104,859	0.63%, 02/15/2043(13)	77,304
1,586,154	0.75%, 02/15/2042(13)	1,222,921
457,292	0.75%, 02/15/2045(13)	330,584
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 18.4% - (continued)
	U.S. Treasury Securities - 18.4% - (continued)
	U.S. Treasury Inflation-Indexed Bonds - 1.8% - (continued)
$ 135,662	1.00%, 02/15/2046(13)	$101,639
503,423	1.38%, 02/15/2044(13)	419,366
		2,950,168
	U.S. Treasury Inflation-Indexed Notes - 0.9%
1,615,637	1.75%, 01/15/2034(13)	1,597,446
	U.S. Treasury Notes - 8.5%
2,930,000	3.88%, 06/15/2028	2,929,542
91,100	3.88%, 06/30/2030	90,773
4,655,000	4.00%, 06/30/2032	4,617,178
2,445,000	4.13%, 05/31/2032	2,443,854
3,805,000	4.25%, 11/15/2034(17)(18)	3,781,219
199,300	4.25%, 05/15/2035	197,556
		14,060,122
	Total U.S. Government Securities (cost $31,456,187)	$30,486,039
COMMON STOCKS - 0.0%
	Automobiles & Components - 0.0%
83	Aptiv PLC*	$5,697
	Financial Services - 0.0%
33,932	Unifin Financiera SAB de CV*(1)(19)	1,744
250,000	Unifin Financiera SAB de CV*(1)(11)(19)	25,000
		26,744
	Health Care Equipment & Services - 0.0%
17	Becton Dickinson & Co.	3,030
	Real Estate Management & Development - 0.0%
90	Zillow Group, Inc. Class C*	7,159
	Total Common Stocks (cost $34,749)	$42,630
PREFERRED STOCKS - 1.0%
	Banks - 0.2%
148	Bank of America Corp. Series L, 7.25%(20)	$180,560
5,775	Citizens Financial Group, Inc. Series I, 6.50%*(20)	144,779
		325,339
	Capital Goods - 0.2%
3,907	Boeing Co. (Preference Shares), 6.00%	276,225
	Financial Services - 0.3%
3,700	Ares Management Corp. Series B, 6.75%	209,420
2,505	Corebridge Financial, Inc. (Preference Shares), 6.38%	60,847
416	KKR & Co., Inc. Series D, 6.25%	23,899
1,637	Morgan Stanley Series O, 4.25%(20)	28,500
3,369	Morgan Stanley Series Q, 6.63%(20)	86,786
4,679	Synchrony Financial Series B, 8.25%(20)	121,373
		530,825
	Insurance - 0.0%
3,329	Enstar Group Ltd. Series D, 7.00%(20)	76,567
	Telecommunication Services - 0.1%
945	U.S. Cellular Corp. (Preference Shares), 6.25%	24,145
2,325	U.S. Cellular Corp. (Preference Shares), 5.50%	51,545
2,190	U.S. Cellular Corp. (Preference Shares), 5.50%	49,187
		124,877
The accompanying notes are an integral part of these financial statements.

50

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.0% - (continued)
	Utilities - 0.2%
1,049	NextEra Energy, Inc. (Preference Shares), 6.93%		$42,747
1,700	NextEra Energy, Inc. (Preference Shares), 7.30%		81,668
644	PG&E Corp. Series A, 6.00%		24,478
636	Sempra (Preference Shares), 5.75%		14,113
3,790	Southern Co. (Preference Shares), 6.50%		98,881
			261,887
	Total Preferred Stocks (cost $1,516,353)		$1,595,720
WARRANTS - 0.0%
	Semiconductors & Semiconductor Equipment - 0.0%
1,500	Maxeon Solar Technologies Ltd. Expires 01/15/2028*(1)(19)		$790
	Total Warrants (cost $—)		$790
	Total Long-Term Investments (cost $174,905,878)		$175,712,083
	Total Investments (cost $174,905,878)	106.2%	$175,712,083
	Other Assets and Liabilities	(6.2)%	(10,264,198)
	Net Assets	100.0%	$165,447,885
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$62,705,189, representing 37.9% of net assets.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2025. Base lending rates may be subject to a floor or cap.
(4)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2025, the aggregate value of these securities was $27,944,184, representing 16.9% of net assets.

(7)	Security is a zero-coupon bond.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(11)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(12)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(13)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(14)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2025.

(15)
This security, or a portion of this security, has unfunded loan commitments. As of
July 31, 2025, the aggregate value of the unfunded commitment was $34,774, which represents to 0.0% of total net assets.

(16)	Represents or includes a TBA transaction.
(17)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2025, the market value of securities pledged was $1,994,166.
(18)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2025, the market value of securities pledged was $1,490,625.
(19)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $27,534 or 0.0% of net assets.

The accompanying notes are an integral part of these financial statements.

51

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
July 31, 2025

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2024	Maxeon Solar Technologies Ltd. Expires 01/15/2028 Warrants	1,500	$—	$790
08/2024	Unifin Financiera SAB de CV	250,000	7,500	25,000
08/2024	Unifin Financiera SAB de CV	33,932	7,500	1,744
			$15,000	$27,534

(20)	Perpetual security with no stated maturity date.

Futures Contracts Outstanding at July 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	51	09/15/2025	$3,736,343	$(2,141)
Canadian 10-Year Bond Future	73	09/18/2025	6,363,575	(39,861)
Euro-BUND Future	2	09/08/2025	296,896	(2,474)
U.S. Treasury 2-Year Note Future	53	09/30/2025	10,970,172	(25,852)
U.S. Treasury 5-Year Note Future	239	09/30/2025	25,853,078	108,010
U.S. Treasury 10-Year Note Future	59	09/19/2025	6,552,687	34,338
U.S. Treasury 10-Year Ultra Future	76	09/19/2025	8,593,937	7,867
U.S. Treasury Long Bond Future	9	09/19/2025	1,027,688	23,439
U.S. Treasury Ultra Bond Future	37	09/19/2025	4,340,563	30,896
Total				$134,222
Short position contracts:
Euro BUXL 30-Year Bond Future	(4)	09/08/2025	$(537,389)	$17,210
Euro-BOBL Future	(17)	09/08/2025	(2,281,763)	17,506
Euro-BTP Italian Bond Future	(28)	09/08/2025	(3,870,043)	6,998
French Government Bond Future	(36)	09/08/2025	(5,080,016)	35,609
Total				$77,323
Total futures contracts				$211,545

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.S44.V1	USD	265,000	(5.00%)	06/20/2030	Quarterly	$—	$(19,405)	$(20,791)	$(1,386)
ITRAXX-XOVER S43.V1	EUR	600,000	(5.00%)	06/20/2030	Quarterly	—	(63,986)	(71,344)	(7,358)
Total						$—	$(83,391)	$(92,135)	$(8,744)
Sell protection:
ITRAXX-XOVER S43.V1	EUR	4,710,000	5.00%	06/20/2030	Quarterly	$139,791	$—	$560,002	$420,211
Credit default swaps on single-name issues:
Buy protection:
Barclays PLC	EUR	150,000	(1.00%)	12/20/2029	Quarterly	$756	$—	$(355)	$(1,111)
Societe Generale SA	EUR	30,000	(1.00%)	06/20/2030	Quarterly	436	—	(325)	(761)
Total						$1,192	$—	$(680)	$(1,872)
The accompanying notes are an integral part of these financial statements.

52

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
July 31, 2025

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2025 – (continued)
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues – (continued):
Sell protection:
Danske Bank AS (A-)	EUR	150,000	1.00%	12/20/2029	Quarterly	$—	$(315)	$2,906	$3,221
Lloyds Banking Group PLC (BB-)	EUR	30,000	1.00%	06/20/2030	Quarterly	—	(357)	19	376
Total						$—	$(672)	$2,925	$3,597
Total						$1,192	$(672)	$2,245	$1,725
Total centrally cleared credit default swap contracts						$140,983	$(84,063)	$470,112	$413,192

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
4.16% Fixed	12 Mo. USD SOFR	USD	2,275,000	03/19/2045	Annual	$—	$(39,215)	$(18,725)	$20,490
2.97% Fixed	12 Mo. USD SOFR	USD	280,000	03/15/2053	Annual	831	—	52,416	51,585
2.88% Fixed	12 Mo. USD SOFR	USD	190,000	03/15/2053	Annual	2,034	—	38,766	36,732
3.25% Fixed	12 Mo. USD SOFR	USD	125,000	06/21/2053	Annual	—	(1,216)	17,104	18,320
3.59% Fixed	12 Mo. USD SOFR	USD	695,000	09/20/2053	Annual	11,225	—	60,022	48,797
3.75% Fixed	12 Mo. USD SOFR	USD	215,000	12/18/2054	Annual	312	—	11,746	11,434
Total centrally cleared interest rate swaps contracts						$14,402	$(40,431)	$161,329	$187,358

Foreign Currency Contracts Outstanding at July 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
492,000	BRL	85,083	USD	CBK	09/03/2025	$2,019
190,000	BRL	34,327	USD	MSC	09/03/2025	(690)
7,900,000	CLP	8,543	USD	CBK	09/17/2025	(475)
26,370,000	CLP	28,197	USD	BOA	09/17/2025	(1,264)
66,983,000	COP	15,792	USD	BNP	09/17/2025	204
31,522,000	COP	7,427	USD	BOA	09/17/2025	101
128,700,000	COP	31,366	USD	CBK	09/17/2025	(632)
14,800	EUR	17,378	USD	JPM	08/29/2025	(405)
1,014,000	EUR	1,185,305	USD	SSG	09/17/2025	(20,951)
59,727,000	HUF	170,281	USD	MSC	09/17/2025	322
60,000,000	IDR	3,691	USD	JPM	09/17/2025	(49)
634,308,000	IDR	38,865	USD	BOA	09/17/2025	(365)
600,000	INR	6,915	USD	BNP	09/17/2025	(81)
2,990,000	INR	34,829	USD	JPM	09/17/2025	(772)
3,743,000	INR	43,522	USD	GSC	09/17/2025	(888)
2,340,000	MXN	121,374	USD	BOA	09/17/2025	2,242
40,000	MXN	2,087	USD	GSC	09/17/2025	26
690,000	MXN	36,591	USD	JPM	09/17/2025	(140)
148,000	PEN	41,063	USD	BCLY	09/17/2025	151
45,000	PEN	12,670	USD	CBK	09/17/2025	(138)
1,820,000	PHP	32,548	USD	BCLY	09/17/2025	(1,387)
133,000	PLN	35,622	USD	CIBC	09/17/2025	(32)
131,000	RON	29,483	USD	DEUT	09/17/2025	27
362,000	RON	82,368	USD	GSC	09/17/2025	(824)
2,620,000	TRY	60,401	USD	GSC	09/17/2025	1,430
445,000	TRY	10,428	USD	HSBC	09/17/2025	74
305,000	UYU	7,533	USD	CBK	09/17/2025	29
661,442	USD	1,015,000	AUD	NWM	08/08/2025	7,863
267,918	USD	365,000	CAD	SSG	08/08/2025	3,810
232,971	USD	185,000	CHF	NWM	08/08/2025	4,924
87,386	USD	82,200,000	CLP	BOA	09/17/2025	3,432
38,715	USD	276,000	CNH	HSBC	09/17/2025	284
The accompanying notes are an integral part of these financial statements.

53

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
July 31, 2025

Foreign Currency Contracts Outstanding at July 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
77,970	USD	1,686,000	CZK	BCLY	09/17/2025	$(610)
484,417	USD	412,000	EUR	BCLY	08/08/2025	12,612
6,039,209	USD	5,125,300	EUR	DEUT	08/29/2025	161,380
5,913,900	USD	5,021,262	EUR	JPM	08/29/2025	155,386
124,703	USD	107,000	EUR	MSC	08/29/2025	1,993
535,436	USD	466,065	EUR	SSG	08/29/2025	941
71,023	USD	62,000	EUR	UBS	08/29/2025	(80)
722,790	USD	613,000	EUR	NWM	09/17/2025	18,896
4,455,429	USD	3,867,000	EUR	DEUT	09/17/2025	15,037
525,917	USD	447,000	EUR	BCLY	09/17/2025	12,637
280,412	USD	238,000	EUR	SSG	09/17/2025	7,122
49,739	USD	43,000	EUR	CBA	09/17/2025	363
22,118	USD	19,000	EUR	BNP	09/17/2025	300
9,276	USD	8,000	EUR	MSC	09/17/2025	90
1,190,658	USD	1,037,000	EUR	JPM	09/17/2025	(106)
665,523	USD	488,000	GBP	SSG	08/08/2025	19,685
995,834	USD	739,020	GBP	JPM	08/29/2025	17,567
277,750	USD	209,000	GBP	SGG	08/29/2025	1,089
584,787	USD	85,000,000	JPY	NWM	08/08/2025	19,428
15,925	USD	300,000	MXN	SGG	09/17/2025	77
63,070	USD	1,207,000	MXN	MSC	09/17/2025	(693)
205,944	USD	869,000	MYR	HSBC	09/17/2025	1,800
34,700	USD	146,000	MYR	BNP	09/17/2025	402
663,786	USD	6,700,000	NOK	SSG	08/08/2025	12,857
79,598	USD	290,000	PEN	CBK	09/17/2025	(1,160)
91,473	USD	335,000	PEN	BOA	09/17/2025	(1,817)
149,071	USD	8,500,000	PHP	GSC	09/17/2025	3,539
1,067	USD	4,000	PLN	BCLY	09/17/2025	(3)
235,034	USD	2,230,000	SEK	BCLY	08/08/2025	6,428
197,492	USD	6,413,000	THB	BCLY	09/17/2025	491
42,036	USD	1,760,000	UYU	JPM	09/17/2025	(1,599)
27,264	USD	486,000	ZAR	MSC	09/17/2025	478
Total foreign currency contracts						$462,375

Foreign Cross Currency Contracts Outstanding at July 31, 2025
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	254,770	JPM	08/29/2025	GBP	256,858	$(2,088)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

54

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
July 31, 2025

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$33,414,437	$—	$32,899,437	$515,000
Convertible Bonds	11,984,786	—	11,984,786	—
Corporate Bonds	55,517,561	—	55,517,561	—
Foreign Government Obligations	9,179,766	—	9,179,766	—
Municipal Bonds	376,651	—	376,651	—
Senior Floating Rate Interests	16,690,234	—	16,690,234	—
U.S. Government Agencies	16,423,469	—	16,423,469	—
U.S. Government Securities	30,486,039	—	30,486,039	—
Common Stocks	42,630	15,886	—	26,744
Preferred Stocks	1,595,720	1,595,720	—	—
Warrants	790	—	—	790
Foreign Currency Contracts(2)	497,536	—	497,536	—
Futures Contracts(2)	281,873	281,873	—	—
Swaps - Credit Default(2)	423,808	—	423,808	—
Swaps - Interest Rate(2)	187,358	—	187,358	—
Total	$177,102,658	$1,893,479	$174,666,645	$542,534
Liabilities
Foreign Currency Contracts(2)	$(37,249)	$—	$(37,249)	$—
Futures Contracts(2)	(70,328)	(70,328)	—	—
Swaps - Credit Default(2)	(10,616)	—	(10,616)	—
Total	$(118,193)	$(70,328)	$(47,865)	$—

(1)	For the year ended July 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended July 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

55

Hartford Total Return Bond ETF
Schedule of Investments
July 31, 2025

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.3%
	Asset-Backed - Automobile - 0.7%
	Avis Budget Rental Car Funding AESOP LLC
$ 1,535,000	5.36%, 06/20/2030(1)	$1,570,721
540,000	5.58%, 12/20/2030(1)	549,129
1,565,000	Bridgecrest Lending Auto Securitization Trust 5.43%, 08/15/2028	1,568,235
955,000	Citizens Auto Receivables Trust 5.03%, 10/15/2030(1)	961,206
20,400	Exeter Automobile Receivables Trust 6.11%, 09/15/2027	20,408
2,645,000	GLS Auto Receivables Issuer Trust 4.98%, 07/16/2029(1)	2,656,959
650,000	GLS Auto Select Receivables Trust 4.50%, 11/15/2030(1)	648,161
1,340,000	Hertz Vehicle Financing III LLC 5.13%, 09/25/2031(1)	1,334,492
1,650,000	Hyundai Auto Lease Securitization Trust 5.35%, 05/15/2028(1)	1,658,392
	Santander Bank Auto Credit-Linked Notes
1,020,000	4.97%, 01/18/2033(1)	1,019,553
157,461	5.64%, 12/15/2033(1)	158,287
	Santander Drive Auto Receivables Trust
151,962	4.98%, 02/15/2028	151,982
450,000	5.98%, 04/16/2029	456,409
	SFS Auto Receivables Securitization Trust
360,000	5.38%, 01/21/2031(1)	365,586
625,000	5.71%, 01/22/2030(1)	636,784
165,305	Tricolor Auto Securitization Trust 6.61%, 10/15/2027(1)	165,640
1,179,950	Wheels Fleet Lease Funding 1 LLC 6.46%, 08/18/2038(1)	1,194,407
		15,116,351
	Asset-Backed - Manufactured Housing - 0.0%
346,871	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	308,648
	Asset-Backed - Student Loan - 0.1%
	Navient Private Education Refi Loan Trust
417,471	0.97%, 12/16/2069(1)	372,653
805,718	1.11%, 02/18/2070(1)	710,662
1,005,494	5.51%, 10/15/2071(1)	1,023,882
		2,107,197
	Commercial Mortgage-Backed Securities - 5.2%
1,549,000	280 Park Avenue Mortgage Trust 6.75%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	1,498,657
1,295,000	ALA Trust 6.08%, 06/15/2040, 1 mo. USD Term SOFR + 1.74%(1)(2)	1,302,284
810,000	ARZ Trust 6.07%, 06/11/2029(1)	821,587
821,214	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	786,134
	BBCMS Mortgage Trust
10,301,521	1.01%, 05/15/2057(3)(4)	744,889
7,332,122	1.11%, 09/15/2057(3)(4)	561,815
7,594,618	1.13%, 02/15/2062(3)(4)	639,415
6,319,289	1.62%, 02/15/2057(3)(4)	612,104
530,000	3.66%, 04/15/2055(4)	482,716
1,770,000	3.67%, 02/15/2050	1,731,864
2,915,000	5.59%, 07/15/2058	3,017,045
	Benchmark Mortgage Trust
17,616,963	0.46%, 07/15/2051(3)(4)	179,374
12,498,282	0.46%, 01/15/2055(1)(3)(4)	183,496
7,392,459	0.53%, 01/15/2051(3)(4)	76,042
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.3% - (continued)
	Commercial Mortgage-Backed Securities - 5.2% - (continued)
$ 12,426,509	0.57%, 07/15/2056(3)(4)	$451,863
4,226,678	1.17%, 12/15/2056(3)(4)	241,498
7,328,710	1.22%, 03/15/2062(3)(4)	271,490
3,612,744	1.50%, 01/15/2054(3)(4)	232,409
1,515,430	1.80%, 07/15/2053(3)(4)	81,977
2,053,000	2.93%, 12/15/2072	1,888,751
2,200,000	3.88%, 02/15/2051(4)	2,151,204
9,751,443	BMO Mortgage Trust 0.86%, 07/15/2057(3)(4)	623,931
2,005,000	BOCA Commercial Mortgage Trust 6.68%, 08/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	2,015,025
	BPR Trust
870,000	5.85%, 11/05/2041(1)(4)	881,431
1,180,000	7.57%, 08/15/2039, 1 mo. USD Term SOFR + 3.23%(1)(2)	1,179,998
3,055,000	7.62%, 10/05/2038(1)(4)	3,177,220
2,725,000	BWAY Trust 7.46%, 05/05/2042(1)(4)	2,817,960
	BX Trust
1,670,000	6.19%, 07/15/2042, 1 mo. USD Term SOFR + 1.85%(1)(2)	1,673,653
273,000	7.38%, 03/15/2041, 1 mo. USD Term SOFR + 3.04%(1)(2)	273,000
5,032,000	CD Mortgage Trust 3.63%, 02/10/2050	4,840,839
766,000	Citigroup Commercial Mortgage Trust 4.01%, 11/15/2049(4)	667,587
	Commercial Mortgage Trust
389,000	2.82%, 01/10/2039(1)	369,776
395,000	3.90%, 01/10/2039(1)(4)	364,838
1,206,000	6.51%, 12/10/2041(1)(4)	1,227,533
1,016,416	CSAIL Commercial Mortgage Trust 0.24%, 06/15/2057(3)(4)	10
	DBJPM Mortgage Trust
3,131,166	1.70%, 09/15/2053(3)(4)	147,908
2,660,000	2.89%, 08/10/2049	2,606,752
	DC Trust
645,000	5.73%, 04/13/2040(1)(4)	648,145
320,000	7.04%, 04/13/2040(1)(4)	318,029
830,000	Durst Commercial Mortgage Trust 5.32%, 08/10/2042(1)(4)	830,000
4,350,000	FS Commercial Mortgage Trust 7.54%, 11/10/2039(1)(4)	4,456,912
350,000	FS Trust 6.43%, 08/15/2039, 1 mo. USD Term SOFR + 2.09%(1)(2)	350,109
3,290,000	GS Mortgage Securities Corp. II 5.70%, 03/10/2041(1)(4)	3,273,281
	GS Mortgage Securities Trust
6,157,935	0.61%, 02/13/2053(3)(4)	135,751
2,000,000	3.05%, 05/10/2049	1,976,366
2,440,000	3.43%, 08/10/2050	2,365,364
738,940	HIH Trust 6.68%, 10/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	739,402
	HTL Commercial Mortgage Trust
910,000	6.56%, 05/10/2039(1)(4)	921,789
500,000	7.09%, 05/10/2039(1)(4)	508,903
	JP Morgan Chase Commercial Mortgage Securities Trust
415,000	2.81%, 01/16/2037(1)	371,433
300,000	5.80%, 10/05/2039(1)(4)	301,427
413	JPMBB Commercial Mortgage Securities Trust 3.93%, 09/15/2047	411
2,050,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	2,014,114
The accompanying notes are an integral part of these financial statements.

56

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.3% - (continued)
	Commercial Mortgage-Backed Securities - 5.2% - (continued)
$ 1,300,000	MF1 Ltd. 6.10%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(2)	$1,296,614
	Morgan Stanley Capital I Trust
3,533,033	1.25%, 06/15/2050(3)(4)	53,027
2,460,000	3.91%, 09/09/2032(1)	2,198,573
1,350,000	5.91%, 12/15/2038, 1 mo. USD Term SOFR + 1.56%(1)(2)	1,228,850
1,972,865	MSWF Commercial Mortgage Trust 0.91%, 12/15/2056(3)(4)	114,362
839,000	Natixis Commercial Mortgage Securities Trust 4.77%, 06/17/2038(1)(4)	809,618
	NYC Commercial Mortgage Trust
3,230,000	4.88%, 07/13/2042(1)(4)	3,208,441
2,455,000	5.18%, 07/13/2042(1)(4)	2,439,833
3,560,000	6.03%, 02/15/2042, 1 mo. USD Term SOFR + 1.69%(1)(2)	3,548,931
	RFR Trust
3,547,110	5.38%, 03/11/2041(1)(4)	3,598,621
3,165,000	5.67%, 03/11/2041(1)(4)	3,206,451
5,550,000	SHR Trust 6.79%, 10/15/2041, 1 mo. USD Term SOFR + 2.45%(1)(2)	5,548,266
630,000	TEXAS Commercial Mortgage Trust 5.93%, 04/15/2042, 1 mo. USD Term SOFR + 1.59%(1)(2)	628,427
13,162,097	Wells Fargo Commercial Mortgage Trust 1.00%, 08/15/2057(3)(4)	952,949
	Wells Fargo NA
11,233,228	0.42%, 02/15/2055(3)(4)	257,090
5,620,504	0.58%, 11/15/2062(3)(4)	122,474
13,832,252	0.63%, 11/15/2062(3)(4)	337,968
15,030,951	0.68%, 02/15/2061(3)(4)	221,749
5,664,317	0.71%, 11/15/2050(3)(4)	72,891
3,431,848	0.75%, 11/15/2054(3)(4)	50,719
9,826,717	0.82%, 06/15/2057(3)(4)	557,479
10,400,774	0.87%, 01/15/2063(3)(4)	316,924
3,391,857	0.88%, 05/15/2062(3)(4)	92,768
8,938,442	1.00%, 02/15/2056(3)(4)	485,089
2,540,548	1.00%, 12/15/2056(3)(4)	71,754
12,345,131	1.15%, 10/15/2057(3)(4)	1,011,208
7,064,284	1.76%, 03/15/2063(3)(4)	504,174
1,790,000	3.44%, 09/15/2060	1,745,088
1,440,000	3.58%, 05/15/2062	1,360,943
2,140,000	WHARF Commercial Mortgage Trust 5.35%, 07/15/2040(1)(4)	2,174,023
	Willowbrook Mall
1,390,000	5.87%, 03/05/2035(1)(4)	1,427,926
3,235,000	6.08%, 03/05/2035(1)(4)	3,289,361
		102,968,102
	Other Asset-Backed Securities - 5.8%
60,230	AASET Trust 3.35%, 01/16/2040(1)	59,026
	Affirm Asset Securitization Trust
1,095,000	5.33%, 12/17/2029(1)	1,095,504
1,035,000	5.61%, 02/15/2029(1)	1,038,870
	Aligned Data Centers Issuer LLC
970,000	1.94%, 08/15/2046(1)	937,871
1,420,000	6.00%, 08/17/2048(1)	1,427,478
	AMSR Trust
3,625,000	2.12%, 12/17/2038(1)	3,500,716
1,405,000	4.15%, 11/17/2041(1)	1,371,253
505,000	Amur Equipment Finance Receivables XIII LLC 5.37%, 01/21/2031(1)	512,582
2,795,000	Ares XLIII CLO Ltd. 6.02%, 01/15/2038, 3 mo. USD Term SOFR + 1.70%(1)(2)	2,800,869
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.3% - (continued)
	Other Asset-Backed Securities - 5.8% - (continued)
$ 1,260,000	Auxilior Term Funding LLC 5.49%, 07/15/2031(1)	$1,279,631
2,085,000	Barings CLO Ltd. 6.43%, 01/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	2,091,466
1,300,000	Benefit Street Partners CLO XXXI Ltd. 6.07%, 04/25/2038, 3 mo. USD Term SOFR + 1.75%(1)(2)	1,306,132
400,000	Blue Owl Asset Leasing Trust LLC 5.41%, 03/15/2030(1)	402,682
3,730,000	CBAM Ltd. 6.43%, 07/17/2034, 3 mo. USD Term SOFR + 2.11%(1)(2)	3,742,671
	CF Hippolyta Issuer LLC
254,461	1.53%, 03/15/2061(1)	210,977
597,632	1.69%, 07/15/2060(1)	512,622
193,202	1.98%, 03/15/2061(1)	147,935
828,489	1.99%, 07/15/2060(1)	695,646
384,012	5.97%, 08/15/2062(1)	370,366
825,363	Commercial Equipment Finance LLC 5.97%, 07/16/2029(1)	831,833
5,110,000	CTM CLO Ltd. 5.83%, 07/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	5,111,134
	Domino's Pizza Master Issuer LLC
4,554,217	2.66%, 04/25/2051(1)	4,247,087
3,628,397	3.15%, 04/25/2051(1)	3,266,766
667,200	3.67%, 10/25/2049(1)	632,479
47,375	4.12%, 07/25/2048(1)	47,267
1,215,000	Elmwood CLO 23 Ltd. 6.07%, 04/16/2036, 3 mo. USD Term SOFR + 1.75%(1)(2)	1,217,262
	FirstKey Homes Trust
1,898,620	1.38%, 09/17/2038(1)	1,829,088
1,482,835	2.14%, 12/17/2038(1)	1,433,620
659,770	4.15%, 05/19/2039(1)	652,920
2,435,516	4.25%, 07/17/2039(1)	2,412,217
1,660,000	Generate CLO 12 Ltd. 5.72%, 07/20/2038, 3 mo. USD Term SOFR + 1.33%(1)(2)	1,660,000
950,000	GoldenTree Loan Management U.S. CLO 15 Ltd. 6.73%, 10/20/2036, 3 mo. USD Term SOFR + 2.40%(1)(2)	952,522
1,160,000	Golub Capital Partners CLO 68B Ltd. 7.12%, 07/25/2036, 3 mo. USD Term SOFR + 2.80%(1)(2)	1,160,000
450,000	GreatAmerica Leasing Receivables Funding LLC 5.18%, 12/16/2030(1)	454,736
	GreenSky Home Improvement Issuer Trust
260,000	5.02%, 06/25/2060(1)	261,354
815,000	5.07%, 06/25/2060(1)	815,628
71,125	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	70,504
4,565,000	OCP CLO Ltd. 5.68%, 10/20/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	4,581,283
	Progress Residential Trust
1,684,413	1.51%, 10/17/2038(1)	1,632,788
610,927	3.20%, 04/17/2039(1)	594,992
2,706,656	3.40%, 02/17/2042(1)(5)	2,557,130
1,723,337	4.44%, 05/17/2041(1)	1,713,334
431,748	4.45%, 06/17/2039(1)	430,083
741,919	4.75%, 10/27/2039(1)	741,425
3,875,000	Rad CLO 12 Ltd. 5.63%, 07/30/2040, 3 mo. USD Term SOFR + 1.32%(1)(2)	3,875,422
2,610,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	2,592,174
2,950,000	RR 23 Ltd. 5.97%, 07/15/2037, 3 mo. USD Term SOFR + 1.65%(1)(2)	2,950,301
The accompanying notes are an integral part of these financial statements.

57

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.3% - (continued)
	Other Asset-Backed Securities - 5.8% - (continued)
$ 1,185,000	RR 26 Ltd. 5.82%, 04/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	$1,183,132
125,828	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	120,183
50,129	Sound Point CLO II Ltd. 5.65%, 01/26/2031, 3 mo. USD Term SOFR + 1.33%(1)(2)	50,158
2,270,000	Sound Point CLO XXIX Ltd. 5.65%, 04/25/2034, 3 mo. USD Term SOFR + 1.33%(1)(2)	2,273,015
	Stack Infrastructure Issuer LLC
1,480,000	5.90%, 07/25/2048(1)	1,488,133
855,000	5.90%, 03/25/2049(1)	864,788
1,473,024	Stream Innovations Issuer Trust 5.05%, 09/15/2045(1)	1,475,144
490,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	484,168
787,692	Sunnova Hestia II Issuer LLC 5.63%, 07/20/2051(1)	781,596
	Taco Bell Funding LLC
1,675,163	2.54%, 08/25/2051(1)	1,428,722
3,062,288	4.94%, 11/25/2048(1)	3,051,985
1,445,000	Texas Debt Capital CLO Ltd. 5.97%, 07/20/2038, 3 mo. USD Term SOFR + 1.65%(1)(2)	1,445,221
	Tricon Residential Trust
2,092,213	4.30%, 11/17/2041(1)	2,051,135
638,762	4.75%, 06/17/2040(1)	638,419
2,051,472	5.44%, 03/17/2042, 1 mo. USD Term SOFR + 1.10%(1)(2)	2,051,862
2,020,000	Vantage Data Centers Issuer LLC 5.10%, 09/15/2054(1)	1,996,895
1,890,000	Vantage Data Centers LLC 1.99%, 09/15/2045(1)	1,769,280
1,865,000	VB-S1 Issuer LLC 5.59%, 05/15/2054(1)	1,871,638
2,270,000	Venture 42 CLO Ltd. 5.71%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(2)	2,271,846
	Wendy's Funding LLC
2,072,221	2.37%, 06/15/2051(1)	1,899,271
3,191,020	2.78%, 06/15/2051(1)	2,804,371
1,051,482	3.88%, 03/15/2048(1)	1,022,661
2,628,700	4.24%, 03/15/2052(1)	2,567,085
751,616	4.54%, 03/15/2052(1)	717,776
	Wingstop Funding LLC
2,758,000	2.84%, 12/05/2050(1)	2,621,610
960,000	5.86%, 12/05/2054(1)	980,853
2,660,000	Zayo Issuer LLC 5.65%, 03/20/2055(1)	2,686,925
		114,827,518
	Whole Loan Collateral CMO - 6.5%
237,243	Ajax Mortgage Loan Trust 5.12%, 01/25/2061(1)(5)	236,140
	Angel Oak Mortgage Trust
378,945	0.91%, 01/25/2066(1)(4)	327,272
930,287	0.95%, 07/25/2066(1)(4)	793,036
180,843	0.99%, 04/25/2053(1)(4)	170,884
361,373	0.99%, 04/25/2066(1)(4)	308,758
2,333,540	1.07%, 05/25/2066(1)(4)	1,977,112
399,423	1.24%, 01/20/2065(1)(4)	333,191
1,851,066	1.46%, 09/25/2066(1)(4)	1,544,421
697,142	1.82%, 11/25/2066(1)(4)	616,889
4,282,600	2.88%, 12/25/2066(1)(5)	3,956,673
3,874,524	4.30%, 07/25/2067(1)(5)	3,816,106
450,839	BINOM Securitization Trust 2.03%, 06/25/2056(1)(4)	404,819
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.3% - (continued)
	Whole Loan Collateral CMO - 6.5% - (continued)
	BRAVO Residential Funding Trust
$ 198,583	0.94%, 02/25/2049(1)(4)	$176,372
128,528	0.97%, 03/25/2060(1)(4)	123,645
1,117,157	5.11%, 07/25/2062(1)(4)	1,110,698
1,904,231	CHNGE Mortgage Trust 3.76%, 03/25/2067(1)(4)	1,844,337
33,941	Citigroup Mortgage Loan Trust, Inc. 3.25%, 03/25/2061(1)(4)	33,162
	COLT Mortgage Loan Trust
165,632	0.80%, 07/27/2054(1)	151,370
594,300	0.91%, 06/25/2066(1)(4)	509,194
4,105,396	0.96%, 09/27/2066(1)(4)	3,400,707
746,444	1.34%, 08/25/2066(1)(4)	630,909
3,256,687	1.40%, 10/25/2066(1)(4)	2,744,567
1,911,356	2.28%, 12/27/2066(1)(4)	1,711,478
313,855	4.30%, 03/25/2067(1)(4)	310,611
	CSMC Trust
141,355	0.81%, 05/25/2065(1)(4)	127,266
433,440	0.83%, 03/25/2056(1)(4)	356,695
608,383	0.94%, 05/25/2066(1)(4)	509,475
951,373	1.10%, 05/25/2066(1)(4)	817,443
732,730	1.18%, 02/25/2066(1)(4)	650,959
773,222	1.84%, 10/25/2066(1)(4)	683,227
2,284,944	2.27%, 11/25/2066(1)(4)	2,065,688
399,821	4.12%, 12/27/2060(1)(4)	397,542
246,522	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(4)	216,790
	Ellington Financial Mortgage Trust
92,345	0.80%, 02/25/2066(1)(4)	78,775
273,078	0.93%, 06/25/2066(1)(4)	226,565
2,103,142	2.21%, 01/25/2067(1)(4)	1,825,281
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
553,725	2.50%, 08/25/2059	449,546
225,452	3.50%, 08/25/2057(4)	216,469
447,108	3.50%, 11/25/2057	419,974
1,197,773	3.50%, 07/25/2058	1,117,576
238,898	3.50%, 08/25/2058	220,458
200,090	3.50%, 08/26/2058	191,046
1,611,886	3.50%, 10/25/2058	1,464,805
	Federal National Mortgage Association Connecticut Avenue Securities Trust
430,000	6.15%, 01/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	434,546
615,000	6.15%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	621,150
55,846	6.66%, 08/25/2030, 30 day USD SOFR Average + 2.31%(2)	56,717
555,800	7.45%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	568,083
1,309,000	7.50%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(2)	1,342,505
3,885,000	8.85%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	4,051,068
1,395,000	9.60%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	1,484,245
1,545,000	10.60%, 03/25/2042, 30 day USD SOFR Average + 6.25%(1)(2)	1,666,513
	GCAT Trust
431,430	0.87%, 01/25/2066(1)(4)	363,195
541,330	1.04%, 05/25/2066(1)(4)	450,995
688,855	1.09%, 05/25/2066(1)(4)	593,554
1,064,409	1.09%, 08/25/2066(1)(4)	879,228
492,221	1.92%, 08/25/2066(1)(4)	454,221
The accompanying notes are an integral part of these financial statements.

58

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.3% - (continued)
	Whole Loan Collateral CMO - 6.5% - (continued)
	Imperial Fund Mortgage Trust
$ 562,776	1.07%, 09/25/2056(1)(4)	$474,210
2,197,151	3.64%, 03/25/2067(1)(5)	2,089,849
	Legacy Mortgage Asset Trust
277,574	4.65%, 11/25/2060(1)(5)	274,216
372,635	5.75%, 04/25/2061(1)(5)	368,841
540,438	5.75%, 07/25/2061(1)(5)	540,715
422,588	MetLife Securitization Trust 3.75%, 03/25/2057(1)(4)	409,222
	MFA Trust
40,070	1.01%, 01/26/2065(1)(4)	37,696
399,079	1.03%, 11/25/2064(1)(4)	347,680
222,743	1.15%, 04/25/2065(1)(4)	208,647
	New Residential Mortgage Loan Trust
314,287	0.94%, 07/25/2055(1)(4)	284,549
162,444	0.94%, 10/25/2058(1)(4)	157,077
2,121,685	1.16%, 11/27/2056(1)(4)	1,846,494
1,902,873	2.28%, 04/25/2061(1)(4)	1,674,862
333,868	3.50%, 12/25/2057(1)(4)	321,980
272,352	3.79%, 09/25/2057(1)(4)	256,785
209,895	4.00%, 04/25/2057(1)(4)	202,717
227,951	4.00%, 08/27/2057(1)(4)	220,099
88,557	5.22%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	86,794
1,080,377	NMLT Trust 1.19%, 05/25/2056(1)(4)	922,343
	OBX Trust
4,622,054	1.05%, 07/25/2061(1)(4)	3,744,283
708,058	1.07%, 02/25/2066(1)(4)	603,836
942,544	1.96%, 10/25/2061(1)(4)	793,571
1,796,304	2.31%, 11/25/2061(1)(4)	1,594,011
	PRET LLC
457,158	4.74%, 07/25/2051(1)(5)	454,333
3,255,000	5.66%, 07/25/2055(1)(5)	3,253,688
2,975,000	5.73%, 07/25/2055(1)(5)	2,974,999
5,013,757	5.74%, 06/25/2055(1)(5)	4,989,411
2,199,736	5.93%, 10/25/2054(1)(5)	2,183,696
603,045	5.93%, 10/25/2054(1)(5)	600,547
407,666	5.96%, 09/25/2054(1)(5)	403,281
	PRET Trust
4,087,474	4.00%, 07/25/2069(1)(5)	3,967,201
2,894,948	4.15%, 04/25/2065(1)(5)	2,792,678
	PRPM LLC
4,052,426	3.75%, 04/25/2055(1)(5)	3,909,679
552,380	5.70%, 11/25/2029(1)(5)	553,173
2,805,000	5.77%, 08/25/2030(1)(4)	2,805,297
1,784,148	5.87%, 11/25/2029(1)(5)	1,776,958
1,095,000	5.93%, 07/25/2030(1)(5)	1,094,250
571,111	6.26%, 05/25/2030(1)(5)	574,450
4,940,277	6.47%, 05/25/2030(1)(5)	4,943,019
294,185	RCO VIII Mortgage LLC 6.43%, 05/25/2030(1)(5)	295,772
127,289	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(4)	121,824
1,088,931	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(4)	904,524
1,100,672	STAR Trust 1.22%, 05/25/2065(1)(4)	1,025,584
	Starwood Mortgage Residential Trust
142,566	0.94%, 05/25/2065(1)(4)	133,637
761,821	1.13%, 06/25/2056(1)(4)	663,855
1,158,340	1.92%, 11/25/2066(1)(4)	1,015,844
	Towd Point Mortgage Trust
566,742	1.75%, 10/25/2060(1)	511,453
573,175	2.90%, 10/25/2059(1)(4)	547,763
1,903,798	2.92%, 11/30/2060(1)(4)	1,609,239
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.3% - (continued)
	Whole Loan Collateral CMO - 6.5% - (continued)
$ 238,319	3.25%, 03/25/2058(1)(4)	$234,772
29,106	3.25%, 07/25/2058(1)(4)	28,724
28,211	3.75%, 05/25/2058(1)(4)	27,551
375,258	TRK Trust 1.15%, 07/25/2056(1)(4)	337,285
	Verus Securitization Trust
67,703	0.82%, 10/25/2063(1)(4)	65,273
279,438	0.92%, 02/25/2064(1)(4)	257,843
1,688,912	0.94%, 07/25/2066(1)(4)	1,400,183
3,764,879	1.01%, 09/25/2066(1)(4)	3,204,322
266,058	1.03%, 02/25/2066(1)(4)	234,920
768,813	1.82%, 11/25/2066(1)(4)	697,961
1,649,684	1.83%, 10/25/2066(1)(5)	1,480,960
1,359,544	2.72%, 01/25/2067(1)(5)	1,263,129
2,335,450	3.80%, 04/25/2067(1)(5)	2,240,179
1,167,687	4.13%, 02/25/2067(1)(5)	1,112,022
2,581,594	4.91%, 06/25/2067(1)(5)	2,573,764
234,722	VOLT C LLC 5.99%, 05/25/2051(1)(5)	234,186
471,187	VOLT CII LLC 5.87%, 08/25/2051(1)(5)	469,838
41,213	VOLT XCIV LLC 6.24%, 02/27/2051(1)(5)	41,187
42,927	VOLT XCIX LLC 6.12%, 04/25/2051(1)(5)	42,857
148,679	VOLT XCV LLC 6.24%, 03/27/2051(1)(5)	148,362
95,517	VOLT XCVII LLC 6.24%, 04/25/2051(1)(5)	95,420
		129,991,321
	Total Asset & Commercial Mortgage-Backed Securities (cost $371,690,818)	$365,319,137
CORPORATE BONDS - 22.8%
	Advertising - 0.1%
2,362,000	Lamar Media Corp. 3.63%, 01/15/2031	$2,172,900
	Aerospace & Defense - 0.3%
1,025,000	BAE Systems PLC 5.13%, 03/26/2029(1)	1,048,582
	Boeing Co.
427,000	2.95%, 02/01/2030	396,541
325,000	3.20%, 03/01/2029	309,577
50,000	3.63%, 02/01/2031	47,169
178,000	3.75%, 02/01/2050	125,883
290,000	5.15%, 05/01/2030	294,603
2,025,000	5.71%, 05/01/2040	2,011,716
365,000	6.39%, 05/01/2031	392,684
770,000	6.53%, 05/01/2034	838,074
	L3Harris Technologies, Inc.
440,000	5.05%, 06/01/2029	448,122
26,000	5.40%, 07/31/2033	26,685
516,000	5.50%, 08/15/2054	497,679
		6,437,315
	Agriculture - 0.4%
	BAT Capital Corp.
231,000	2.26%, 03/25/2028	218,159
26,700	3.56%, 08/15/2027	26,204
1,455,000	5.63%, 08/15/2035	1,477,918
325,000	5.83%, 02/20/2031	340,359
525,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 04/20/2035(1)	541,717
	Philip Morris International, Inc.
25,000	1.75%, 11/01/2030	21,716
50,000	3.38%, 08/15/2029	48,021
1,460,000	4.38%, 11/01/2027	1,461,006
1,040,000	4.75%, 11/01/2031	1,040,985
182,000	4.88%, 11/15/2043	164,857
305,000	5.13%, 11/17/2027	309,668
The accompanying notes are an integral part of these financial statements.

59

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Agriculture - 0.4% - (continued)
$ 1,200,000	5.13%, 02/15/2030	$1,228,725
315,000	5.13%, 02/13/2031	321,670
85,000	5.25%, 02/13/2034	86,059
85,000	5.38%, 02/15/2033	87,231
548,000	5.63%, 09/07/2033	569,958
		7,944,253
	Apparel - 0.2%
	Tapestry, Inc.
290,000	5.10%, 03/11/2030	293,997
1,073,000	5.50%, 03/11/2035	1,077,927
1,904,000	William Carter Co. 5.63%, 03/15/2027(1)	1,888,073
		3,259,997
	Auto Manufacturers - 0.2%
	Daimler Truck Finance North America LLC
735,000	5.38%, 01/13/2032(1)	748,321
300,000	5.50%, 09/20/2033(1)	304,300
2,830,000	Ford Motor Co. 3.25%, 02/12/2032	2,397,629
	General Motors Financial Co., Inc.
25,000	2.35%, 01/08/2031	21,792
710,000	5.45%, 07/15/2030	722,233
		4,194,275
	Beverages - 0.2%
	Bacardi Ltd./Bacardi-Martini BV
100,000	5.25%, 01/15/2029(1)	101,562
501,000	5.40%, 06/15/2033(1)	501,601
860,000	Bacardi-Martini BV 6.00%, 02/01/2035(1)	882,537
	Constellation Brands, Inc.
820,000	3.15%, 08/01/2029	778,065
760,000	4.80%, 05/01/2030	764,060
		3,027,825
	Biotechnology - 0.1%
1,350,000	Biogen, Inc. 5.75%, 05/15/2035	1,384,823
	Chemicals - 0.3%
1,920,000	OCP SA 7.50%, 05/02/2054(6)	1,939,267
3,830,000	Sherwin-Williams Co. 5.15%, 08/15/2035(7)	3,820,604
		5,759,871
	Commercial Banks - 4.1%
EUR 1,085,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(6)(8)	1,286,960
	Bank of America Corp.
$ 200,000	1.66%, 03/11/2027, (1.66% fixed rate until 03/11/2026; 6 mo. USD SOFR + 0.91% thereafter)(8)	196,422
830,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(8)	729,269
1,226,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(8)	1,069,184
299,000	2.09%, 06/14/2029, (2.09% fixed rate until 06/14/2028; 6 mo. USD SOFR + 1.06% thereafter)(8)	279,933
100,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(8)	87,161
1,130,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(8)	962,097
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Commercial Banks - 4.1% - (continued)
$ 2,107,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD Term SOFR + 1.25% thereafter)(8)	$1,923,251
785,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(8)	717,587
1,127,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(8)	1,010,564
309,000	2.97%, 02/04/2033, (2.97% fixed rate until 02/04/2032; 6 mo. USD SOFR + 1.33% thereafter)(8)	276,626
25,000	4.44%, 01/20/2048, (4.44% fixed rate until 01/20/2047; 3 mo. USD Term SOFR + 2.25% thereafter)(8)	21,337
100,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 6 mo. USD SOFR + 2.04% thereafter)(8)	100,888
50,000	4.98%, 01/24/2029, (4.98% fixed rate until 01/24/2028; 6 mo. USD SOFR + 0.83% thereafter)(8)	50,621
865,000	5.16%, 01/24/2031, (5.16% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.00% thereafter)(8)	884,975
150,000	5.47%, 01/23/2035, (5.47% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.65% thereafter)(8)	153,939
1,640,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(8)	1,641,576
	Bank of New York Mellon Corp.
300,000	4.60%, 07/26/2030, (4.60% fixed rate until 07/26/2029; 6 mo. USD SOFR + 1.76% thereafter)(8)	301,897
52,000	4.97%, 04/26/2034, (4.97% fixed rate until 04/26/2033; 6 mo. USD SOFR + 1.61% thereafter)(8)	52,193
689,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(8)	702,562
514,000	5.19%, 03/14/2035, (5.19% fixed rate until 03/14/2034; 6 mo. USD SOFR + 1.42% thereafter)(8)	520,616
45,000	5.61%, 07/21/2039, (5.61% fixed rate until 07/21/2034; 6 mo. USD SOFR + 1.77% thereafter)(8)	46,011
2,000,000	BNP Paribas SA 5.91%, 11/19/2035, (5.91% fixed rate until 11/19/2034; 6 mo. USD SOFR + 1.92% thereafter)(1)(8)	2,035,967
	BPCE SA
2,075,000	5.39%, 05/28/2031, (5.39% fixed rate until 05/28/2030; 6 mo. USD SOFR + 1.58% thereafter)(1)(8)	2,113,292
500,000	5.75%, 07/19/2033, (5.75% fixed rate until 07/19/2032; 6 mo. USD SOFR + 2.87% thereafter)(1)(8)	512,096
1,380,000	5.88%, 01/14/2031, (5.88% fixed rate until 01/14/2030; 6 mo. USD SOFR + 1.68% thereafter)(1)(8)	1,430,058
1,400,000	6.51%, 01/18/2035, (6.51% fixed rate until 01/18/2034; 6 mo. USD SOFR + 2.79% thereafter)(1)(8)	1,465,862
1,905,000	Citibank NA 4.91%, 05/29/2030	1,934,885
The accompanying notes are an integral part of these financial statements.

60

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Commercial Banks - 4.1% - (continued)
	Citigroup, Inc.
$ 34,000	2.56%, 05/01/2032, (2.56% fixed rate until 05/01/2031; 6 mo. USD SOFR + 1.17% thereafter)(8)	$30,102
425,000	2.57%, 06/03/2031, (2.57% fixed rate until 06/03/2030; 6 mo. USD SOFR + 2.11% thereafter)(8)	385,394
175,000	4.41%, 03/31/2031, (4.41% fixed rate until 03/31/2030; 6 mo. USD SOFR + 3.91% thereafter)(8)	172,938
100,000	4.54%, 09/19/2030, (4.54% fixed rate until 09/19/2029; 6 mo. USD SOFR + 1.34% thereafter)(8)	99,594
1,570,000	4.95%, 05/07/2031, (4.95% fixed rate until 05/07/2030; 6 mo. USD SOFR + 1.46% thereafter)(8)	1,584,910
300,000	5.45%, 06/11/2035, (5.45% fixed rate until 06/11/2034; 6 mo. USD SOFR + 1.45% thereafter)(8)	306,101
31,000	5.50%, 09/13/2025	31,030
	Citizens Financial Group, Inc.
1,165,000	5.25%, 03/05/2031, (5.25% fixed rate until 03/05/2030; 6 mo. USD SOFR + 1.26% thereafter)(8)	1,179,992
100,000	5.64%, 05/21/2037, (5.64% fixed rate until 05/21/2032; 5 yr. USD CMT + 2.75% thereafter)(8)	98,948
110,000	5.72%, 07/23/2032, (5.72% fixed rate until 07/23/2031; 6 mo. USD SOFR + 1.91% thereafter)(8)	113,491
160,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(8)	173,155
	Credit Agricole SA
2,280,000	5.22%, 05/27/2031, (5.22% fixed rate until 05/27/2030; 6 mo. USD SOFR + 1.46% thereafter)(1)(8)	2,317,249
1,955,000	6.25%, 01/10/2035, (6.25% fixed rate until 01/10/2034; 6 mo. USD SOFR + 2.67% thereafter)(1)(8)	2,030,120
1,005,000	Deutsche Bank AG 5.30%, 05/09/2031, (5.30% fixed rate until 05/09/2030; 6 mo. USD SOFR + 1.72% thereafter)(8)	1,021,730
	Goldman Sachs Group, Inc.
416,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 6 mo. USD SOFR + 1.09% thereafter)(8)	360,927
625,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(8)	545,974
20,000	2.91%, 07/21/2042, (2.91% fixed rate until 07/21/2041; 6 mo. USD SOFR + 1.47% thereafter)(8)	14,288
221,000	3.80%, 03/15/2030	215,019
1,380,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(8)	1,378,940
465,000	5.02%, 10/23/2035, (5.02% fixed rate until 10/23/2034; 6 mo. USD SOFR + 1.42% thereafter)(8)	458,639
1,665,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(8)	1,691,789
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Commercial Banks - 4.1% - (continued)
$ 610,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(8)	$623,745
200,000	5.33%, 07/23/2035, (5.33% fixed rate until 07/23/2034; 6 mo. USD SOFR + 1.55% thereafter)(8)	202,043
840,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(8)	872,181
165,000	5.85%, 04/25/2035, (5.85% fixed rate until 04/25/2034; 6 mo. USD SOFR + 1.55% thereafter)(8)	172,890
123,000	6.56%, 10/24/2034, (6.56% fixed rate until 10/24/2033; 6 mo. USD SOFR + 1.95% thereafter)(8)	135,903
	HSBC Holdings PLC
360,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(8)	335,157
440,000	2.85%, 06/04/2031, (2.85% fixed rate until 06/04/2030; 6 mo. USD SOFR + 2.39% thereafter)(8)	402,875
970,000	5.13%, 03/03/2031, (5.13% fixed rate until 03/03/2030; 6 mo. USD SOFR + 1.29% thereafter)(8)	983,413
2,535,000	5.24%, 05/13/2031, (5.24% fixed rate until 05/13/2030; 6 mo. USD SOFR + 1.57% thereafter)(8)	2,581,394
1,295,000	5.29%, 11/19/2030, (5.29% fixed rate until 11/19/2029; 6 mo. USD SOFR + 1.29% thereafter)(8)	1,322,165
450,000	5.55%, 03/04/2030, (5.55% fixed rate until 03/04/2029; 6 mo. USD SOFR + 1.46% thereafter)(8)	462,874
	JP Morgan Chase & Co.
913,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(8)	802,682
1,419,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(8)	1,379,821
978,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(8)	967,146
1,415,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(8)	1,416,665
400,000	4.57%, 06/14/2030, (4.57% fixed rate until 06/14/2029; 6 mo. USD SOFR + 1.75% thereafter)(8)	401,340
500,000	4.59%, 04/26/2033, (4.59% fixed rate until 04/26/2032; 6 mo. USD SOFR + 1.80% thereafter)(8)	494,041
717,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(8)	722,772
310,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(8)	306,569
1,125,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(8)	1,144,093
The accompanying notes are an integral part of these financial statements.

61

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Commercial Banks - 4.1% - (continued)
$ 785,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(8)	$802,800
530,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(8)	541,645
25,000	5.29%, 07/22/2035, (5.29% fixed rate until 07/22/2034; 6 mo. USD SOFR + 1.46% thereafter)(8)	25,330
739,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(8)	756,689
911,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(8)	931,400
1,705,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(8)	1,727,088
2,000,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(8)	2,073,261
450,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(8)	471,382
175,000	6.40%, 05/15/2038	194,433
1,205,000	Lloyds Banking Group PLC 6.07%, 06/13/2036, (6.07% fixed rate until 06/13/2035; 1 yr. USD CMT + 1.60% thereafter)(8)	1,232,982
EUR 1,100,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(6)(8)	1,236,586
	Morgan Stanley
$ 135,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 6 mo. USD SOFR + 0.88% thereafter)(8)	131,954
855,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(8)	731,378
75,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.18% thereafter)(8)	64,990
1,006,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(8)	927,105
840,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.12% thereafter)(8)	804,588
50,000	3.97%, 07/22/2038(4)	43,785
635,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD Term SOFR + 1.89% thereafter)(8)	633,022
25,000	4.46%, 04/22/2039, (4.46% fixed rate until 04/22/2038; 3 mo. USD Term SOFR + 1.69% thereafter)(8)	23,120
280,000	4.65%, 10/18/2030, (4.65% fixed rate until 10/18/2029; 6 mo. USD SOFR + 1.10% thereafter)(8)	280,559
177,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(8)	179,854
390,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(8)	399,504
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Commercial Banks - 4.1% - (continued)
$ 495,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(8)	$508,093
1,395,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(8)	1,445,542
40,000	6.34%, 10/18/2033, (6.34% fixed rate until 10/18/2032; 6 mo. USD SOFR + 2.56% thereafter)(8)	43,346
61,000	7.25%, 04/01/2032	69,988
1,460,000	Royal Bank of Canada 5.15%, 02/04/2031, (5.15% fixed rate until 02/04/2030; 6 mo. USD SOFR + 1.03% thereafter)(8)	1,488,960
1,280,000	Societe Generale SA 5.25%, 05/22/2029, (5.25% fixed rate until 05/22/2028; 6 mo. USD SOFR + 1.42% thereafter)(1)(8)	1,293,581
1,810,000	Sumitomo Mitsui Financial Group, Inc. 5.25%, 07/08/2036, (5.25% fixed rate until 07/08/2035; 6 mo. USD SOFR + 1.50% thereafter)(8)	1,820,715
1,635,000	UBS Group AG 6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(1)(8)	1,692,139
	Wells Fargo & Co.
660,000	2.57%, 02/11/2031, (2.57% fixed rate until 02/11/2030; 3 mo. USD Term SOFR + 1.26% thereafter)(8)	605,127
1,944,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(8)	1,779,597
100,000	4.48%, 04/04/2031, (4.48% fixed rate until 04/04/2030; 3 mo. USD Term SOFR + 4.03% thereafter)(8)	99,436
665,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(8)	664,410
177,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD Term SOFR + 4.50% thereafter)(8)	160,396
1,055,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(8)	1,076,561
450,000	5.24%, 01/24/2031, (5.24% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.11% thereafter)(8)	460,717
160,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(8)	163,964
901,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(8)	927,747
250,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(8)	273,329
		81,235,031
	Commercial Services - 0.5%
	Ashtead Capital, Inc.
805,000	2.45%, 08/12/2031(1)	696,308
500,000	4.25%, 11/01/2029(1)	488,240
	Block, Inc.
2,285,000	3.50%, 06/01/2031	2,094,107
The accompanying notes are an integral part of these financial statements.

62

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Commercial Services - 0.5% - (continued)
$ 2,573,000	6.50%, 05/15/2032	$2,640,382
	Howard University
100,000	2.39%, 10/01/2027	94,574
100,000	2.70%, 10/01/2029	91,581
325,000	2.80%, 10/01/2030	292,409
105,000	2.90%, 10/01/2031	91,322
265,000	3.48%, 10/01/2041	191,221
	Service Corp. International
1,549,000	3.38%, 08/15/2030	1,411,564
2,125,000	5.13%, 06/01/2029	2,105,677
		10,197,385
	Construction Materials - 0.3%
2,890,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	2,828,958
	Standard Industries, Inc.
669,000	3.38%, 01/15/2031(1)	597,638
3,062,000	4.38%, 07/15/2030(1)	2,898,915
		6,325,511
	Diversified Financial Services - 0.5%
	American Express Co.
1,828,000	5.02%, 04/25/2031, (5.02% fixed rate until 04/25/2030; 6 mo. USD SOFR + 1.44% thereafter)(8)	1,860,557
1,455,000	5.09%, 01/30/2031, (5.09% fixed rate until 01/30/2030; 6 mo. USD SOFR + 1.02% thereafter)(8)	1,485,950
975,000	Ameriprise Financial, Inc. 5.20%, 04/15/2035	977,179
	Capital One Financial Corp.
295,000	6.05%, 02/01/2035, (6.05% fixed rate until 02/01/2034; 6 mo. USD SOFR + 2.26% thereafter)(8)	307,334
530,000	6.18%, 01/30/2036, (6.18% fixed rate until 01/30/2035; 6 mo. USD SOFR + 2.04% thereafter)(8)	544,102
200,000	6.70%, 11/29/2032	218,595
1,843,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(8)	2,075,285
1,125,000	7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(8)	1,310,657
795,000	Synchrony Financial 6.00%, 07/29/2036, (6.00% fixed rate until 07/29/2035; 6 mo. USD SOFR + 2.07% thereafter)(8)	797,393
		9,577,052
	Electric - 3.1%
915,000	AES Andes SA 6.25%, 03/14/2032(1)	930,203
	Alabama Power Co.
100,000	3.05%, 03/15/2032	90,727
295,000	3.45%, 10/01/2049	209,865
728,000	4.15%, 08/15/2044	594,151
95,000	5.10%, 04/02/2035	95,486
	American Electric Power Co., Inc.
25,000	2.30%, 03/01/2030	22,541
35,000	5.75%, 11/01/2027	35,913
615,000	6.95%, 12/15/2054, (6.95% fixed rate until 09/15/2034; 5 yr. USD CMT + 2.68% thereafter)(8)	649,206
	Baltimore Gas & Electric Co.
20,000	2.25%, 06/15/2031	17,688
1,045,000	5.45%, 06/01/2035	1,071,241
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Electric - 3.1% - (continued)
$ 489,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	$452,181
	Consolidated Edison Co. of New York, Inc.
395,000	3.20%, 12/01/2051	261,578
262,000	3.95%, 04/01/2050	202,837
160,000	4.00%, 11/15/2057	118,149
950,000	5.50%, 03/15/2055	918,752
290,000	5.70%, 05/15/2054	288,023
	Dominion Energy, Inc.
100,000	4.25%, 06/01/2028	99,465
440,000	4.90%, 08/01/2041	396,167
820,000	5.00%, 06/15/2030	833,927
	Duke Energy Carolinas LLC
30,000	3.20%, 08/15/2049	20,219
180,000	4.25%, 12/15/2041	153,602
100,000	5.30%, 02/15/2040	99,491
	Duke Energy Corp.
2,384,000	2.55%, 06/15/2031	2,117,017
25,000	3.25%, 01/15/2082, (3.25% fixed rate until 01/15/2027; 5 yr. USD CMT + 2.32% thereafter)(8)	23,981
370,000	3.30%, 06/15/2041	276,808
527,700	3.75%, 09/01/2046	390,523
1,160,000	5.00%, 08/15/2052	1,012,257
95,000	5.45%, 06/15/2034	97,382
2,000	6.45%, 09/01/2054, (6.45% fixed rate until 06/01/2034; 5 yr. USD CMT + 2.59% thereafter)(8)	2,059
925,000	Duke Energy Florida LLC 1.75%, 06/15/2030	814,698
	Duke Energy Indiana LLC
30,000	2.75%, 04/01/2050	18,411
1,171,000	3.25%, 10/01/2049	794,324
	Duke Energy Ohio, Inc.
15,000	3.70%, 06/15/2046	11,198
435,000	5.55%, 03/15/2054	422,719
	Duke Energy Progress LLC
341,000	3.70%, 10/15/2046	257,984
755,000	5.05%, 03/15/2035	755,989
810,000	5.55%, 03/15/2055	791,809
110,000	Edison International 5.25%, 03/15/2032	105,386
	Eversource Energy
1,445,000	5.13%, 05/15/2033	1,444,253
1,687,000	5.50%, 01/01/2034	1,715,909
	Georgia Power Co.
548,000	4.30%, 03/15/2042	470,394
1,080,000	4.55%, 03/15/2030	1,086,164
100,000	4.85%, 03/15/2031	101,734
580,000	5.20%, 03/15/2035	586,282
1,505,000	Interstate Power & Light Co. 5.60%, 06/29/2035	1,544,275
310,000	Jersey Central Power & Light Co. 5.10%, 01/15/2035	308,722
150,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	155,948
	Niagara Mohawk Power Corp.
40,000	1.96%, 06/27/2030(1)	35,257
456,000	5.29%, 01/17/2034(1)	456,959
685,000	NSTAR Electric Co. 5.40%, 06/01/2034	701,605
380,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	389,860
	Oncor Electric Delivery Co. LLC
101,000	0.55%, 10/01/2025	100,395
855,000	5.35%, 04/01/2035(1)	871,830
The accompanying notes are an integral part of these financial statements.

63

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Electric - 3.1% - (continued)
	Pacific Gas & Electric Co.
$ 330,500	2.50%, 02/01/2031	$288,544
491,000	3.30%, 08/01/2040	359,120
410,000	3.50%, 08/01/2050	268,910
1,296,000	4.55%, 07/01/2030	1,270,883
325,000	4.75%, 02/15/2044	268,762
214,000	4.95%, 07/01/2050	176,854
295,000	5.80%, 05/15/2034	299,367
1,202,000	5.90%, 06/15/2032	1,237,162
947,000	5.90%, 10/01/2054	887,625
731,000	6.10%, 01/15/2029	756,024
1,501,000	6.15%, 01/15/2033	1,558,897
282,000	6.15%, 03/01/2055	270,065
196,000	6.40%, 06/15/2033	206,798
51,000	6.75%, 01/15/2053	52,938
904,000	6.95%, 03/15/2034	983,434
	Pinnacle West Capital Corp.
1,222,000	4.90%, 05/15/2028	1,232,859
1,132,000	5.15%, 05/15/2030	1,153,953
1,045,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	1,042,660
	Public Service Enterprise Group, Inc.
1,630,000	4.90%, 03/15/2030	1,651,462
255,000	5.45%, 04/01/2034	260,247
590,000	6.13%, 10/15/2033	628,924
	Puget Energy, Inc.
471,000	4.10%, 06/15/2030	453,712
564,000	4.22%, 03/15/2032	530,908
2,990,000	5.73%, 03/15/2035	2,996,674
980,000	San Diego Gas & Electric Co. 5.40%, 04/15/2035	999,110
	Southern California Edison Co.
265,000	3.65%, 02/01/2050	180,576
410,000	4.00%, 04/01/2047	298,326
313,000	4.05%, 03/15/2042	243,496
980,000	4.13%, 03/01/2048	732,639
571,000	4.20%, 03/01/2029	558,843
190,000	4.65%, 10/01/2043	157,391
1,160,000	5.45%, 03/01/2035	1,155,442
220,000	5.70%, 03/01/2053	199,214
785,000	5.88%, 12/01/2053	734,202
230,000	5.90%, 03/01/2055	216,503
1,040,000	5.95%, 11/01/2032	1,076,959
265,000	6.20%, 09/15/2055	260,461
	Southern Co.
1,095,000	3.25%, 07/01/2026	1,083,005
75,000	4.00%, 01/15/2051, (4.00% fixed rate until 10/15/2025; 5 yr. USD CMT + 3.73% thereafter)(8)	74,591
390,000	4.85%, 03/15/2035	379,679
275,000	Trans-Allegheny Interstate Line Co. 5.00%, 01/15/2031(1)	278,575
	Virginia Electric & Power Co.
89,000	2.45%, 12/15/2050	49,896
50,000	2.95%, 11/15/2051	31,086
45,000	4.20%, 05/15/2045	36,736
1,165,000	5.00%, 04/01/2033	1,173,425
1,392,000	5.00%, 01/15/2034	1,383,626
435,000	5.05%, 08/15/2034	435,551
1,310,000	5.15%, 03/15/2035	1,314,563
345,000	5.35%, 01/15/2054	323,795
125,000	5.65%, 03/15/2055	123,245
	Wisconsin Power & Light Co.
920,000	5.38%, 03/30/2034	940,717
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Electric - 3.1% - (continued)
$ 10,000	6.38%, 08/15/2037	$10,871
	Xcel Energy, Inc.
150,000	1.75%, 03/15/2027	143,510
563,000	4.60%, 06/01/2032	549,626
1,185,000	4.75%, 03/21/2028	1,192,112
850,000	5.60%, 04/15/2035	865,766
		61,463,863
	Engineering & Construction - 0.1%
1,235,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	1,214,330
	International Airport Finance SA
1,045,470	12.00%, 03/15/2033(1)	1,115,355
481,826	12.00%, 03/15/2033(6)	514,033
		2,843,718
	Entertainment - 0.3%
	Warnermedia Holdings, Inc.
3,458,000	4.28%, 03/15/2032(7)	2,903,821
797,000	5.14%, 03/15/2052	492,251
	WMG Acquisition Corp.
715,000	3.75%, 12/01/2029(1)	671,221
2,850,000	3.88%, 07/15/2030(1)	2,660,010
		6,727,303
	Environmental Control - 0.3%
	Clean Harbors, Inc.
764,000	4.88%, 07/15/2027(1)	757,726
3,697,000	6.38%, 02/01/2031(1)	3,774,829
	Republic Services, Inc.
290,000	1.45%, 02/15/2031	246,713
330,000	4.88%, 04/01/2029	336,242
595,000	5.20%, 11/15/2034	606,464
	Waste Management, Inc.
790,000	3.88%, 01/15/2029	777,700
455,000	4.95%, 03/15/2035	454,535
		6,954,209
	Food - 0.8%
663,000	Cencosud SA 5.95%, 05/28/2031(1)	683,281
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
585,000	5.75%, 04/01/2033	599,902
355,000	6.75%, 03/15/2034	386,424
	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
1,905,000	5.50%, 01/15/2036(1)	1,897,247
705,000	6.38%, 04/15/2066(1)	694,855
1,315,000	Kraft Heinz Foods Co. 5.20%, 03/15/2032	1,324,381
	Mars, Inc.
5,000	2.45%, 07/16/2050(1)	2,838
825,000	4.60%, 03/01/2028(1)	829,539
2,660,000	5.00%, 03/01/2032(1)	2,684,491
1,385,000	5.20%, 03/01/2035(1)	1,391,630
1,965,000	5.65%, 05/01/2045(1)	1,951,500
400,000	5.70%, 05/01/2055(1)	394,698
495,000	5.80%, 05/01/2065(1)	490,175
1,070,000	Pilgrim's Pride Corp. 4.25%, 04/15/2031	1,022,719
1,090,000	Sysco Corp. 5.10%, 09/23/2030	1,113,007
		15,466,687
	Gas - 0.3%
636,000	Boston Gas Co. 3.76%, 03/16/2032(1)	587,985
	Brooklyn Union Gas Co.
665,000	3.87%, 03/04/2029(1)	645,205
90,000	4.87%, 08/05/2032(1)	86,757
The accompanying notes are an integral part of these financial statements.

64

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Gas - 0.3% - (continued)
	KeySpan Gas East Corp.
$ 45,000	5.82%, 04/01/2041(1)	$43,356
235,000	5.99%, 03/06/2033(1)	243,502
	NiSource, Inc.
91,000	1.70%, 02/15/2031	77,587
501,000	3.49%, 05/15/2027	492,181
770,000	5.35%, 07/15/2035	772,469
470,000	5.40%, 06/30/2033	479,768
	Southern California Gas Co.
893,000	5.60%, 04/01/2054	873,228
1,835,000	6.00%, 06/15/2055	1,866,770
		6,168,808
	Healthcare - Products - 0.6%
	Alcon Finance Corp.
806,000	2.75%, 09/23/2026(1)	788,352
215,000	5.75%, 12/06/2052(1)	214,607
	Avantor Funding, Inc.
1,695,000	3.88%, 11/01/2029(1)	1,598,559
2,450,000	4.63%, 07/15/2028(1)	2,395,103
1,440,000	GE HealthCare Technologies, Inc. 5.50%, 06/15/2035	1,469,878
	Hologic, Inc.
1,267,000	3.25%, 02/15/2029(1)	1,199,799
857,000	4.63%, 02/01/2028(1)	844,235
1,245,000	Smith & Nephew PLC 2.03%, 10/14/2030	1,089,217
1,750,000	Solventum Corp. 5.40%, 03/01/2029	1,800,470
		11,400,220
	Healthcare - Services - 0.5%
	Centene Corp.
1,505,000	2.50%, 03/01/2031(7)	1,263,450
1,620,000	2.63%, 08/01/2031	1,352,799
1,055,000	4.63%, 12/15/2029	1,003,184
75,000	Cigna Group 4.80%, 07/15/2046	64,799
	Humana, Inc.
50,000	1.35%, 02/03/2027	47,696
35,000	5.38%, 04/15/2031	35,702
1,545,000	5.55%, 05/01/2035	1,547,579
10,000	5.75%, 12/01/2028	10,349
	Icon Investments Six DAC
335,000	5.81%, 05/08/2027	340,543
200,000	5.85%, 05/08/2029	207,405
555,000	6.00%, 05/08/2034	567,996
	UnitedHealth Group, Inc.
1,738,000	2.75%, 05/15/2040	1,242,612
3,000	4.25%, 03/15/2043	2,501
70,000	4.45%, 12/15/2048	57,163
223,000	4.95%, 05/15/2062	187,836
170,000	5.30%, 02/15/2030	174,887
530,000	5.30%, 06/15/2035	535,584
980,000	5.38%, 04/15/2054	900,603
10,000	5.50%, 04/15/2064	9,166
365,000	5.75%, 07/15/2064	347,355
430,000	5.88%, 02/15/2053	424,320
		10,323,529
	Home Builders - 0.2%
	Taylor Morrison Communities, Inc.
1,372,000	5.13%, 08/01/2030(1)	1,354,406
2,055,000	5.75%, 01/15/2028(1)	2,072,073
		3,426,479
	Insurance - 0.5%
1,630,000	Arthur J Gallagher & Co. 5.15%, 02/15/2035	1,620,466
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Insurance - 0.5% - (continued)
	Athene Global Funding
$ 1,230,000	2.65%, 10/04/2031(1)	$1,075,906
2,005,000	4.72%, 10/08/2029(1)	1,993,314
25,000	5.53%, 07/11/2031(1)	25,480
75,000	5.58%, 01/09/2029(1)	77,079
1,110,000	CNO Global Funding 4.88%, 12/10/2027(1)	1,116,506
	Equitable Financial Life Global Funding
323,000	1.80%, 03/08/2028(1)	301,386
630,000	5.00%, 03/27/2030(1)	638,809
930,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	926,032
1,240,000	Lincoln Financial Global Funding 4.63%, 05/28/2028(1)	1,242,495
		9,017,473
	Internet - 0.3%
	Alphabet, Inc.
20,000	2.05%, 08/15/2050	11,041
2,905,000	5.30%, 05/15/2065	2,820,794
	Gen Digital, Inc.
1,225,000	6.25%, 04/01/2033(1)	1,248,861
892,000	6.75%, 09/30/2027(1)	906,655
1,960,000	Meta Platforms, Inc. 5.55%, 08/15/2064	1,901,550
		6,888,901
	Investment Company Security - 0.4%
3,790,000	Ares Strategic Income Fund 5.80%, 09/09/2030(1)	3,792,506
2,100,000	HPS Corporate Lending Fund 5.85%, 06/05/2030(1)	2,106,601
1,965,000	Sixth Street Lending Partners 6.13%, 07/15/2030(1)	2,002,120
		7,901,227
	IT Services - 0.5%
1,971,000	Gartner, Inc. 4.50%, 07/01/2028(1)	1,938,836
	Hewlett Packard Enterprise Co.
360,000	5.00%, 10/15/2034	349,235
1,930,000	5.60%, 10/15/2054	1,773,749
3,501,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	3,580,212
1,430,000	International Business Machines Corp. 4.80%, 02/10/2030	1,449,964
		9,091,996
	Lodging - 0.1%
	Las Vegas Sands Corp.
885,000	5.63%, 06/15/2028	899,084
1,340,000	6.00%, 06/14/2030	1,378,105
		2,277,189
	Machinery-Diversified - 0.2%
1,363,000	Otis Worldwide Corp. 2.57%, 02/15/2030	1,253,700
1,021,000	Regal Rexnord Corp. 6.05%, 04/15/2028	1,051,788
1,070,000	Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030	1,083,122
		3,388,610
	Media - 0.6%
	Charter Communications Operating LLC/Charter Communications Operating Capital
310,000	2.25%, 01/15/2029	284,896
475,000	2.30%, 02/01/2032(7)	398,415
1,240,000	2.80%, 04/01/2031	1,098,526
199,000	3.50%, 03/01/2042	140,010
955,000	3.70%, 04/01/2051	616,489
The accompanying notes are an integral part of these financial statements.

65

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Media - 0.6% - (continued)
$ 300,000	4.40%, 04/01/2033	$279,216
674,000	5.05%, 03/30/2029	677,862
555,000	5.25%, 04/01/2053	457,605
615,000	5.38%, 05/01/2047	521,500
344,000	5.75%, 04/01/2048	304,438
202,000	6.48%, 10/23/2045	196,540
545,000	6.55%, 06/01/2034	574,668
24,000	6.65%, 02/01/2034	25,441
	Comcast Corp.
1,449,000	2.89%, 11/01/2051	870,551
686,000	3.20%, 07/15/2036	571,912
583,000	3.75%, 04/01/2040	479,512
	Cox Communications, Inc.
715,000	2.60%, 06/15/2031(1)	626,321
50,000	4.60%, 08/15/2047(1)	37,861
25,000	4.70%, 12/15/2042(1)	20,121
575,000	5.45%, 09/01/2034(1)	562,966
75,000	5.80%, 12/15/2053(1)	66,603
1,250,000	5.95%, 09/01/2054(1)	1,140,035
	Discovery Communications LLC
600	3.95%, 03/20/2028	578
1,068,000	6.35%, 06/01/2040	806,340
	Paramount Global
675,000	5.25%, 04/01/2044	545,264
400,000	5.85%, 09/01/2043	355,137
1,095,000	6.88%, 04/30/2036	1,139,363
	Time Warner Cable LLC
160,000	5.88%, 11/15/2040	151,356
25,000	6.55%, 05/01/2037	25,686
		12,975,212
	Mining - 0.3%
	Glencore Funding LLC
100,000	2.50%, 09/01/2030(1)	89,980
50,000	3.88%, 04/27/2051(1)	36,716
890,000	4.00%, 03/27/2027(1)	881,254
50,000	4.88%, 03/12/2029(1)	50,429
50,000	4.88%, 03/12/2029(6)	50,428
1,080,000	5.37%, 04/04/2029(1)	1,105,937
175,000	5.40%, 05/08/2028(1)	178,460
290,000	5.63%, 04/04/2034(1)	295,674
811,000	6.38%, 10/06/2030(1)	866,829
905,000	6.50%, 10/06/2033(1)	980,317
561,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	606,113
	Rio Tinto Finance USA PLC
625,000	5.00%, 03/14/2032	634,751
80,000	5.00%, 03/09/2033	81,131
955,000	5.88%, 03/14/2065	960,301
		6,818,320
	Miscellaneous Manufacturing - 0.1%
1,100,000	Siemens Funding BV 4.60%, 05/28/2030(1)	1,110,457
	Oil & Gas - 2.0%
	Aker BP ASA
2,313,000	4.00%, 01/15/2031(1)	2,191,681
505,000	5.13%, 10/01/2034(1)	484,860
525,000	5.80%, 10/01/2054(1)	477,211
	APA Corp.
845,000	6.10%, 02/15/2035(1)	827,729
605,000	6.75%, 02/15/2055(1)	568,732
1,105,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)(7)	1,113,209
	BP Capital Markets America, Inc.
247,000	2.94%, 06/04/2051	153,250
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Oil & Gas - 2.0% - (continued)
$ 500,000	3.06%, 06/17/2041	$368,580
267,000	3.80%, 09/21/2025	266,727
	ConocoPhillips Co.
1,369,000	3.80%, 03/15/2052	990,622
384,000	4.03%, 03/15/2062	275,610
555,000	5.30%, 05/15/2053	511,324
92,000	5.55%, 03/15/2054	87,483
475,000	5.65%, 01/15/2065	449,818
1,062,000	5.70%, 09/15/2063	1,015,287
	Coterra Energy, Inc.
1,767,000	5.40%, 02/15/2035	1,741,691
1,223,000	5.60%, 03/15/2034	1,229,411
	Diamondback Energy, Inc.
25,000	4.40%, 03/24/2051	19,348
50,000	5.40%, 04/18/2034	50,118
390,000	5.55%, 04/01/2035	392,478
215,000	5.75%, 04/18/2054	199,690
400,000	5.90%, 04/18/2064	369,409
303,000	6.25%, 03/15/2053	300,586
	Ecopetrol SA
2,100,000	4.63%, 11/02/2031	1,813,151
1,455,000	7.75%, 02/01/2032	1,448,852
2,045,000	8.38%, 01/19/2036	2,019,513
	Energean Israel Finance Ltd.
1,765,000	5.88%, 03/30/2031(6)	1,648,334
600,000	8.50%, 09/30/2033(6)	621,798
	Eni SpA
1,360,000	5.50%, 05/15/2034(1)	1,372,126
1,160,000	5.75%, 05/19/2035(1)	1,183,743
	EOG Resources, Inc.
23,000	3.90%, 04/01/2035	20,923
785,000	5.00%, 07/15/2032	790,900
1,075,000	5.35%, 01/15/2036	1,083,017
950,000	5.65%, 12/01/2054	923,630
	EQT Corp.
25,000	3.63%, 05/15/2031(1)	23,187
1,220,000	4.50%, 01/15/2029(1)	1,205,344
	Hess Corp.
2,111,000	7.13%, 03/15/2033	2,423,032
310,000	7.30%, 08/15/2031	354,421
1,225,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(6)	1,215,812
1,480,000	Patterson-UTI Energy, Inc. 7.15%, 10/01/2033	1,531,221
2,735,000	Saudi Arabian Oil Co. 6.38%, 06/02/2055(1)	2,773,834
	TotalEnergies Capital SA
510,000	5.43%, 09/10/2064	473,994
1,490,000	5.64%, 04/05/2064	1,428,779
1,230,000	Var Energi ASA 5.88%, 05/22/2030(1)	1,265,774
1,085,000	Viper Energy Partners LLC 5.70%, 08/01/2035	1,078,382
		40,784,621
	Packaging & Containers - 0.2%
3,375,000	Ball Corp. 6.00%, 06/15/2029	3,435,004
	Pharmaceuticals - 0.4%
2,200,000	Cardinal Health, Inc. 5.00%, 11/15/2029	2,235,483
1,495,000	Cencora, Inc. 4.85%, 12/15/2029	1,511,959
	CVS Health Corp.
435,000	1.75%, 08/21/2030	376,113
249,000	1.88%, 02/28/2031	212,816
586,000	2.13%, 09/15/2031	499,918
565,000	3.25%, 08/15/2029	535,302
25,000	5.40%, 06/01/2029	25,662
The accompanying notes are an integral part of these financial statements.

66

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Pharmaceuticals - 0.4% - (continued)
$ 75,000	5.70%, 06/01/2034	$76,804
25,000	5.88%, 06/01/2053	23,704
1,060,000	6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(8)	1,060,878
1,385,000	Viatris, Inc. 3.85%, 06/22/2040	1,016,092
		7,574,731
	Pipelines - 1.2%
2,090,000	Cheniere Energy Partners LP 5.55%, 10/30/2035(1)	2,100,537
	Columbia Pipelines Holding Co. LLC
300,000	5.10%, 10/01/2031(1)	301,279
1,048,000	5.68%, 01/15/2034(1)	1,062,892
1,869,000	6.04%, 08/15/2028(1)	1,942,528
	Columbia Pipelines Operating Co. LLC
205,000	5.93%, 08/15/2030(1)	215,745
48,000	6.04%, 11/15/2033(1)	50,456
1,210,000	DT Midstream, Inc. 5.80%, 12/15/2034(1)	1,230,796
	Enbridge, Inc.
920,000	3.13%, 11/15/2029	867,709
490,000	5.55%, 06/20/2035	494,648
235,000	5.63%, 04/05/2034	240,482
	Energy Transfer LP
479,000	3.75%, 05/15/2030	459,030
235,000	5.15%, 02/01/2043	206,782
50,000	5.35%, 05/15/2045	44,944
1,165,000	5.70%, 04/01/2035	1,181,298
230,000	6.40%, 12/01/2030	246,812
99,000	7.38%, 02/01/2031(1)	103,548
	Enterprise Products Operating LLC
335,000	3.30%, 02/15/2053	220,577
1,360,000	4.60%, 01/15/2031	1,358,875
20,000	4.85%, 08/15/2042	18,157
265,000	5.20%, 01/15/2036	265,451
750,000	5.55%, 02/16/2055	717,815
20,000	5.95%, 02/01/2041	20,618
	Galaxy Pipeline Assets Bidco Ltd.
38	2.16%, 03/31/2034(1)	34
1,417,600	2.94%, 09/30/2040(1)	1,173,138
	Hess Midstream Operations LP
730,000	4.25%, 02/15/2030(1)	706,339
1,105,000	6.50%, 06/01/2029(1)	1,138,262
	ONEOK, Inc.
223,000	3.10%, 03/15/2030	208,258
470,000	4.40%, 10/15/2029	466,017
340,000	4.75%, 10/15/2031	336,791
39,000	4.85%, 02/01/2049	31,735
632,000	5.05%, 11/01/2034	614,318
100,000	5.15%, 10/15/2043	88,412
535,000	6.05%, 09/01/2033	561,407
10,000	6.10%, 11/15/2032	10,573
27,000	6.50%, 09/01/2030(1)	28,808
235,000	6.63%, 09/01/2053	243,044
115,000	7.15%, 01/15/2051	124,704
	Targa Resources Corp.
510,000	4.90%, 09/15/2030	512,743
1,340,000	5.55%, 08/15/2035	1,342,762
295,000	5.65%, 02/15/2036	296,903
205,000	6.50%, 03/30/2034	220,270
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
1,125,000	4.00%, 01/15/2032	1,048,170
100,000	4.88%, 02/01/2031	98,850
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Pipelines - 1.2% - (continued)
	Whistler Pipeline LLC
$ 100,000	5.40%, 09/30/2029(1)	$101,397
865,000	5.70%, 09/30/2031(1)	883,123
458,000	5.95%, 09/30/2034(1)	463,173
		24,050,210
	Real Estate Investment Trusts - 0.4%
1,680,000	American Tower Corp. 2.70%, 04/15/2031	1,503,287
1,410,000	Cousins Properties LP 5.38%, 02/15/2032	1,423,378
	Crown Castle, Inc.
1,715,000	2.25%, 01/15/2031	1,498,880
1,490,000	3.10%, 11/15/2029	1,398,700
2,440,000	Iron Mountain, Inc. 6.25%, 01/15/2033(1)	2,481,671
		8,305,916
	Retail - 0.3%
	AutoZone, Inc.
161,000	4.75%, 08/01/2032	159,995
360,000	4.75%, 02/01/2033	355,073
25,000	5.20%, 08/01/2033	25,225
450,000	5.40%, 07/15/2034	459,676
107,000	6.55%, 11/01/2033	117,867
	FirstCash, Inc.
3,099,000	4.63%, 09/01/2028(1)	3,029,892
735,000	5.63%, 01/01/2030(1)	727,392
1,240,000	McDonald's Corp. 3.63%, 09/01/2049	899,063
		5,774,183
	Semiconductors - 0.8%
	Broadcom, Inc.
1,565,000	4.15%, 02/15/2028	1,556,838
50,000	4.30%, 11/15/2032	48,329
315,000	5.05%, 07/12/2029	321,504
2,300,000	5.20%, 07/15/2035	2,310,884
	Foundry JV Holdco LLC
660,000	5.50%, 01/25/2031(1)	673,605
985,000	5.90%, 01/25/2033(1)	1,012,211
625,000	6.10%, 01/25/2036(1)	638,718
1,365,000	6.15%, 01/25/2032(1)	1,428,029
345,000	6.25%, 01/25/2035(1)	359,375
	Intel Corp.
280,000	2.80%, 08/12/2041	184,080
794,000	3.05%, 08/12/2051	459,017
767,000	3.25%, 11/15/2049	468,135
2,185,000	3.73%, 12/08/2047	1,495,317
75,000	4.00%, 12/15/2032	69,562
265,000	4.75%, 03/25/2050	209,960
	Marvell Technology, Inc.
773,000	2.45%, 04/15/2028	734,352
390,000	2.95%, 04/15/2031	353,705
1,525,000	Micron Technology, Inc. 5.65%, 11/01/2032	1,576,413
1,713,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	1,537,779
1,420,000	QUALCOMM, Inc. 4.75%, 05/20/2032	1,432,712
		16,870,525
	Software - 0.7%
2,949,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	2,848,155
	Open Text Corp.
4,204,000	3.88%, 12/01/2029(1)	3,935,125
1,935,000	6.90%, 12/01/2027(1)	1,997,918
	Oracle Corp.
875,000	2.88%, 03/25/2031	793,170
136,000	2.95%, 04/01/2030	126,538
476,000	3.60%, 04/01/2040	375,692
518,000	3.60%, 04/01/2050	355,695
424,000	3.85%, 04/01/2060	285,837
The accompanying notes are an integral part of these financial statements.

67

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Software - 0.7% - (continued)
$ 670,000	3.95%, 03/25/2051	$486,712
50,000	4.00%, 07/15/2046	38,189
8,000	4.13%, 05/15/2045	6,294
100,000	4.30%, 07/08/2034	94,003
1,210,000	4.70%, 09/27/2034	1,162,573
185,000	5.25%, 02/03/2032	188,906
623,000	5.50%, 09/27/2064	556,631
		13,251,438
	Telecommunications - 0.4%
	NTT Finance Corp.
345,000	4.88%, 07/16/2030(1)	346,952
3,340,000	5.17%, 07/16/2032(1)	3,368,832
	T-Mobile USA, Inc.
360,000	2.55%, 02/15/2031	321,599
5,000	3.00%, 02/15/2041	3,658
38,000	3.30%, 02/15/2051	25,211
1,665,000	3.50%, 04/15/2031	1,560,846
532,000	3.88%, 04/15/2030	515,632
290,000	4.70%, 01/15/2035	280,588
495,000	5.13%, 05/15/2032	502,195
60,000	5.75%, 01/15/2034	62,614
260,000	5.80%, 09/15/2062	253,860
		7,241,987
	Transportation - 0.0%
935,000	Union Pacific Corp. 5.60%, 12/01/2054	925,024
	Total Corporate Bonds (cost $452,128,307)	$453,974,078
FOREIGN GOVERNMENT OBLIGATIONS - 2.1%
	Bermuda - 0.1%
	Bermuda Government International Bonds
455,000	2.38%, 08/20/2030(1)	$404,431
1,305,000	5.00%, 07/15/2032(1)	1,292,903
		1,697,334
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 845,000	1.38%, 09/23/2050(6)	567,236
1,195,000	4.88%, 05/13/2036(6)	1,509,901
		2,077,137
	Colombia - 0.2%
	Colombia Government International Bonds
$ 2,650,000	5.00%, 06/15/2045	1,848,375
885,000	5.20%, 05/15/2049	611,332
200,000	5.63%, 02/26/2044	152,030
710,000	8.38%, 11/07/2054	691,121
		3,302,858
	Hungary - 0.2%
	Hungary Government International Bonds
EUR 1,970,000	1.63%, 04/28/2032(6)	1,974,012
$ 720,000	5.38%, 09/26/2030(1)	729,021
865,000	6.00%, 09/26/2035(1)	871,011
		3,574,044
	Indonesia - 0.1%
EUR 2,600,000	Indonesia Government International Bonds 1.10%, 03/12/2033	2,488,537
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.1% - (continued)
	Israel - 0.1%
	Israel Government International Bonds
$ 1,195,000	2.75%, 07/03/2030	$1,085,422
1,705,000	5.38%, 02/19/2030	1,742,217
		2,827,639
	Ivory Coast - 0.1%
EUR 1,290,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(6)	1,363,218
	Mexico - 0.6%
	Mexico Government International Bonds
$ 850,000	3.50%, 02/12/2034	711,875
365,000	4.40%, 02/12/2052	254,953
450,000	4.75%, 04/27/2032	426,856
136,000	4.75%, 03/08/2044	107,168
1,865,000	6.00%, 05/07/2036	1,827,700
1,320,000	6.34%, 05/04/2053	1,205,820
575,000	6.35%, 02/09/2035	583,625
665,000	6.40%, 05/07/2054	609,472
1,095,000	6.63%, 01/29/2038	1,100,475
2,370,000	6.88%, 05/13/2037	2,445,840
1,960,000	7.38%, 05/13/2055	2,018,800
		11,292,584
	North Macedonia - 0.1%
	North Macedonia Government International Bonds
EUR 985,000	3.68%, 06/03/2026(1)	1,127,193
835,000	3.68%, 06/03/2026(6)	955,540
		2,082,733
	Panama - 0.0%
	Panama Government International Bonds
$ 95,000	6.70%, 01/26/2036	95,287
330,000	6.85%, 03/28/2054	306,900
		402,187
	Peru - 0.0%
510,000	Peru Government International Bonds 5.38%, 02/08/2035	507,741
	Philippines - 0.1%
	Philippines Government International Bonds
EUR 1,400,000	1.20%, 04/28/2033	1,349,195
900,000	1.75%, 04/28/2041	739,094
		2,088,289
	Romania - 0.4%
	Romania Government International Bonds
1,265,000	2.63%, 12/02/2040(1)	935,616
890,000	2.63%, 12/02/2040(6)	658,259
5,520,000	2.75%, 04/14/2041(6)	4,108,819
1,205,000	2.88%, 04/13/2042(6)	894,671
$ 1,116,000	5.75%, 03/24/2035(1)	1,057,457
396,000	5.88%, 01/30/2029(1)	402,112
490,000	7.50%, 02/10/2037(1)	519,963
		8,576,897
	Total Foreign Government Obligations (cost $44,853,773)	$42,281,198
MUNICIPAL BONDS - 0.3%
	Development - 0.1%
1,290,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	$1,261,251
The accompanying notes are an integral part of these financial statements.

68

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.3% - (continued)
	General - 0.2%
$ 1,630,000	County of Riverside, CA, Rev 3.07%, 02/15/2028	$1,579,827
1,530,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	1,614,915
		3,194,742
	School District - 0.0%
	Chicago Board of Education, IL, GO
220,000	6.14%, 12/01/2039	203,572
885,000	6.32%, 11/01/2029	866,783
		1,070,355
	Transportation - 0.0%
600,000	Metropolitan Transportation Auth, NY, Rev 5.00%, 11/15/2050	580,373
	Total Municipal Bonds (cost $6,376,633)	$6,106,721
U.S. GOVERNMENT AGENCIES - 41.7%
	Mortgage-Backed Agencies - 41.7%
	Federal Home Loan Mortgage Corp. - 10.2%
12,799,634	0.15%, 10/25/2034(3)(4)	$206,544
6,584,844	0.21%, 02/25/2035(3)(4)	132,521
8,768,318	0.28%, 05/25/2034(3)(4)	213,249
4,564,341	0.37%, 12/25/2033(3)(4)	129,276
3,086,484	0.48%, 01/25/2034(3)(4)	88,010
1,365,534	0.61%, 10/25/2026(3)(4)	8,266
6,532,082	0.72%, 12/25/2030(3)(4)	207,682
3,104,142	0.73%, 06/25/2027(3)(4)	32,965
1,450,704	0.87%, 11/25/2030(3)(4)	54,174
543,816	1.00%, 10/25/2040	437,554
892,381	1.00%, 02/25/2051	767,856
2,543,136	1.02%, 10/25/2030(3)(4)	106,447
3,320,278	1.11%, 01/25/2030(3)(4)	135,234
4,236,639	1.11%, 06/25/2030(3)(4)	190,665
5,774,632	1.40%, 05/25/2055, 30 day USD SOFR Average + 5.75%(2)(3)	375,909
3,282,379	1.43%, 05/25/2030(3)(4)	184,431
4,335,114	1.50%, 05/15/2037(3)	233,232
2,478,217	1.50%, 09/25/2047	2,064,136
2,049,934	1.57%, 05/25/2030(3)(4)	125,351
201,840	1.75%, 10/15/2042	174,929
295,521	2.00%, 06/01/2036	270,131
155,496	2.00%, 12/01/2040	132,943
934,080	2.00%, 05/01/2041	793,059
3,008,153	2.00%, 06/01/2041	2,567,024
1,036,686	2.00%, 12/01/2041	883,772
4,650,798	2.00%, 02/15/2042(3)	440,183
638,937	2.00%, 10/01/2050	503,897
748,412	2.00%, 02/01/2051	593,989
3,930,693	2.00%, 03/01/2051	3,098,778
1,333,556	2.00%, 04/01/2051	1,048,846
714,561	2.00%, 05/01/2051	569,313
708,448	2.00%, 07/01/2051	556,937
309,250	2.00%, 08/01/2051	244,168
313,279	2.00%, 11/01/2051	248,431
1,108,665	2.00%, 01/01/2052	879,523
1,236,832	2.00%, 04/01/2052	982,780
2,022,556	2.00%, 06/15/2052(3)	265,785
2,295,865	2.50%, 04/25/2036(3)	204,707
453,110	2.50%, 05/01/2050	377,528
537,258	2.50%, 06/01/2050	447,824
1,471,803	2.50%, 06/25/2050(3)	208,820
3,204,104	2.50%, 07/01/2050	2,667,167
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.7% - (continued)
	Mortgage-Backed Agencies - 41.7% - (continued)
	Federal Home Loan Mortgage Corp. - 10.2% - (continued)
$ 873,071	2.50%, 08/01/2050	$725,138
1,311,589	2.50%, 09/01/2050	1,091,373
1,013,724	2.50%, 10/01/2050	850,883
952,457	2.50%, 11/01/2050	788,874
289,522	2.50%, 02/01/2051	242,095
737,757	2.50%, 03/01/2051	607,683
330,728	2.50%, 05/01/2051	273,825
210,995	2.50%, 07/01/2051	174,917
292,881	2.50%, 08/01/2051	242,377
501,366	2.50%, 10/01/2051	414,558
2,363,333	2.50%, 11/01/2051	1,972,806
1,381,949	2.50%, 03/15/2052(3)	210,950
857,188	2.50%, 03/25/2052	762,061
2,031,518	2.50%, 04/01/2052	1,673,330
2,829,213	2.50%, 08/25/2052(3)	434,523
846,173	3.00%, 10/01/2032	817,829
2,845	3.00%, 05/15/2041	2,720
79,945	3.00%, 07/01/2047	70,373
290,875	3.00%, 12/15/2047	224,830
109,093	3.00%, 01/01/2048	95,453
2,633,136	3.00%, 12/25/2049(3)	456,889
545,684	3.00%, 07/01/2050	474,736
674,536	3.00%, 08/01/2050	583,582
305,148	3.00%, 08/01/2051	261,305
2,362,886	3.00%, 08/25/2051(3)	380,047
1,853,652	3.00%, 09/25/2051(3)	688,558
964,035	3.00%, 10/01/2051	838,050
368,908	3.00%, 01/01/2052	320,433
1,895,583	3.00%, 05/01/2052	1,628,502
112,221	3.00%, 07/01/2052	96,198
2,775,569	3.00%, 08/01/2052	2,376,962
866,682	3.50%, 01/15/2033(3)	70,986
277,679	3.50%, 05/15/2034(3)	19,444
552,123	3.50%, 10/15/2042	508,550
263,626	3.50%, 10/15/2045	243,130
574,958	3.50%, 12/01/2046	526,622
525,035	3.50%, 12/15/2046	481,912
344,255	3.50%, 01/01/2047	318,507
227,749	3.50%, 03/15/2047	209,282
105,044	3.50%, 06/01/2047	96,190
132,244	3.50%, 12/01/2047	120,478
140,482	3.50%, 01/01/2048	128,054
198,579	3.50%, 12/01/2048	180,389
766,350	3.50%, 04/01/2050	698,801
266,990	4.00%, 05/01/2038	260,592
336,440	4.00%, 05/25/2040(3)	51,014
600,255	4.00%, 09/15/2041	581,857
7,583	4.00%, 01/01/2042	7,259
142,097	4.00%, 03/01/2042	136,151
3,692	4.00%, 04/01/2042	3,535
6,036	4.00%, 06/01/2042	5,776
1,513,612	4.00%, 03/25/2045(3)	250,057
86,251	4.00%, 04/01/2047	82,123
168,709	4.00%, 11/01/2047	159,104
341,180	4.00%, 12/01/2047	327,119
1,165,258	4.00%, 04/01/2049	1,090,925
310,871	4.00%, 05/01/2049	292,879
945,340	4.00%, 07/01/2049	893,741
1,307,973	4.00%, 09/25/2050(3)	264,930
930,801	4.50%, 07/01/2052	889,156
69,442	5.00%, 09/01/2035	69,962
265,592	5.00%, 09/15/2036(3)	38,680
823,852	5.00%, 03/15/2045(3)	169,264
The accompanying notes are an integral part of these financial statements.

69

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.7% - (continued)
	Mortgage-Backed Agencies - 41.7% - (continued)
	Federal Home Loan Mortgage Corp. - 10.2% - (continued)
$ 152,031	5.00%, 02/15/2048(3)	$30,218
37,641	5.00%, 09/01/2048	37,407
24,129	5.00%, 02/01/2049	23,950
6,036,511	5.00%, 09/01/2052	5,904,349
662,763	5.00%, 10/01/2052	647,693
86,982	5.00%, 11/01/2052	85,131
27,053	5.00%, 01/01/2053	26,459
2,344,801	5.00%, 04/01/2053	2,292,581
3,988,239	5.00%, 11/01/2054	3,882,491
5,614	5.50%, 02/01/2029	5,652
2,221,984	5.50%, 12/01/2037	2,261,288
10,196	5.50%, 12/01/2038	10,308
331,480	5.50%, 05/15/2040(3)	61,036
297,854	5.50%, 06/15/2046(3)	52,538
286,206	5.50%, 10/15/2046(3)	56,489
265,344	5.50%, 02/01/2049	269,255
31,017	5.50%, 03/01/2049	31,360
1,051,851	5.50%, 02/01/2053	1,050,322
2,049,377	5.50%, 04/01/2053	2,045,160
18,536,035	5.50%, 04/01/2054	18,454,434
23,588,424	5.50%, 08/01/2054	23,484,581
34,755,829	5.50%, 09/01/2054	34,602,823
973,904	6.00%, 11/01/2052	990,331
661,911	6.00%, 12/01/2052	675,593
297,572	6.00%, 03/01/2053	305,139
6,138,339	6.00%, 09/01/2053	6,238,730
693,616	6.00%, 11/01/2053	704,125
1,723,369	6.00%, 12/01/2053	1,749,046
363,175	6.00%, 01/01/2054	368,572
1,766,817	6.00%, 02/01/2054	1,792,664
717,937	6.00%, 03/01/2054	730,565
754,962	6.00%, 04/01/2054	772,570
2,494,467	6.00%, 05/01/2054	2,530,672
5,596,232	6.00%, 06/01/2054	5,681,800
3,656,522	6.00%, 08/01/2054	3,709,880
359,930	6.20%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(2)	364,148
653,000	6.45%, 09/25/2041, 30 day USD SOFR Average + 2.10%(1)(2)	658,714
892,000	7.25%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	918,938
1,545,000	7.70%, 09/25/2041, 30 day USD SOFR Average + 3.35%(1)(2)	1,578,055
1,310,000	7.70%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	1,362,398
2,545,000	7.70%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	2,654,247
5,285,000	7.75%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	5,424,340
2,460,000	7.85%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	2,596,850
380,000	7.90%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	398,273
2,925,000	8.00%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	3,014,172
3,460,000	8.05%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,634,992
1,305,000	8.10%, 02/25/2042, 30 day USD SOFR Average + 3.75%(1)(2)	1,355,055
970,000	8.35%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	1,023,350
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.7% - (continued)
	Mortgage-Backed Agencies - 41.7% - (continued)
	Federal Home Loan Mortgage Corp. - 10.2% - (continued)
$ 1,593,000	8.85%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	$1,692,114
2,280,000	9.60%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	2,420,809
		203,474,032
	Federal National Mortgage Association - 9.7%
115,730	0.00%, 06/25/2041(9)(10)	86,244
2,124,321	0.29%, 01/25/2030(3)(4)	17,885
5,812,376	1.13%, 06/25/2034(3)(4)	342,012
3,405,359	1.45%, 05/25/2029(3)(4)	123,194
3,945,398	1.49%, 03/25/2055, 30 day USD SOFR Average + 5.84%(2)(3)	245,514
2,744,914	1.50%, 11/25/2035(3)	130,853
198,413	1.50%, 07/01/2051	147,387
3,442,229	1.50%, 09/01/2051	2,555,760
5,954,971	1.60%, 10/25/2054, 30 day USD SOFR Average + 5.95%(2)(3)	371,940
54,480	2.00%, 03/01/2036	49,687
436,499	2.00%, 05/01/2036	396,295
992,147	2.00%, 08/01/2036	902,208
549,853	2.00%, 09/01/2036	504,280
346,826	2.00%, 12/01/2036	318,075
533,905	2.00%, 09/01/2040	461,641
2,012,954	2.00%, 12/01/2040	1,724,349
544,468	2.00%, 04/01/2041	464,687
188,326	2.00%, 05/01/2041	160,732
1,648	2.00%, 09/25/2041	1,551
757,818	2.00%, 10/01/2041	646,201
3,035	2.00%, 12/25/2041	2,834
492,114	2.00%, 02/01/2042	420,158
210,049	2.00%, 03/25/2044	198,964
225,841	2.00%, 05/25/2044	210,519
1,396,511	2.00%, 03/25/2050	1,153,253
529,333	2.00%, 08/25/2050	362,129
1,884,556	2.00%, 10/01/2050	1,494,169
5,275,430	2.00%, 10/25/2050(3)	680,580
1,567,220	2.00%, 12/01/2050	1,240,003
3,436,318	2.00%, 02/01/2051	2,708,490
5,404,886	2.00%, 03/01/2051	4,252,048
7,099,124	2.00%, 04/01/2051	5,578,369
1,051,666	2.00%, 05/01/2051	826,365
568,629	2.00%, 06/01/2051	445,558
2,489,632	2.00%, 07/01/2051	1,962,209
1,337,705	2.00%, 08/01/2051	1,067,249
1,294,864	2.00%, 09/01/2051	1,023,665
1,954,124	2.00%, 03/25/2052(3)	248,414
8,137,994	2.00%, 04/01/2052	6,417,159
412,619	2.25%, 04/01/2033	354,504
1,008,034	2.50%, 06/25/2045	844,215
6,036	2.50%, 03/25/2046	5,595
567,630	2.50%, 04/01/2050	471,555
536,061	2.50%, 06/01/2050	445,279
4,076,433	2.50%, 07/01/2050	3,397,124
861,223	2.50%, 09/01/2050	713,331
1,382,548	2.50%, 10/01/2050	1,155,264
1,489,215	2.50%, 12/01/2050	1,233,447
345,420	2.50%, 01/01/2051	287,410
2,284,509	2.50%, 02/01/2051	1,885,433
1,492,036	2.50%, 02/25/2051(3)	274,061
2,183,100	2.50%, 04/25/2051(3)	354,439
7,428,433	2.50%, 05/01/2051	6,154,897
1,326,090	2.50%, 06/01/2051	1,094,285
The accompanying notes are an integral part of these financial statements.

70

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.7% - (continued)
	Mortgage-Backed Agencies - 41.7% - (continued)
	Federal National Mortgage Association - 9.7% - (continued)
$ 710,017	2.50%, 07/01/2051	$587,861
316,887	2.50%, 08/01/2051	264,926
457,737	2.50%, 09/01/2051	378,953
6,902,044	2.50%, 10/01/2051	5,724,431
6,657,640	2.50%, 11/01/2051	5,546,287
2,060,310	2.50%, 12/01/2051	1,710,123
795,052	2.50%, 01/01/2052	660,856
8,750,554	2.50%, 03/01/2052	7,180,173
460,354	2.50%, 04/01/2052	382,610
1,949,422	2.50%, 06/25/2052(3)	297,645
2,298,158	2.50%, 09/25/2052(3)	362,238
1,105,766	2.50%, 01/01/2057	907,020
334,278	3.00%, 04/25/2033(3)	20,525
128,616	3.00%, 08/01/2033	124,337
923,481	3.00%, 06/01/2038	877,546
392,137	3.00%, 11/25/2042	351,225
2,446	3.00%, 02/25/2043	2,393
947,989	3.00%, 06/01/2043	849,533
1,051,711	3.00%, 11/01/2044	940,313
1,053,202	3.00%, 01/25/2045	950,177
55,798	3.00%, 01/25/2046	52,305
759,751	3.00%, 02/25/2047	710,286
5,606,258	3.00%, 08/01/2048	4,944,247
272,746	3.00%, 08/25/2049	246,167
347,189	3.00%, 02/01/2050	303,700
1,438,828	3.00%, 07/01/2050	1,260,016
1,322,263	3.00%, 08/01/2050	1,141,752
550,738	3.00%, 10/01/2050	473,636
2,222,089	3.00%, 12/01/2050	1,928,664
675,906	3.00%, 05/01/2051	593,244
1,193,201	3.00%, 07/01/2051	1,028,576
321,948	3.00%, 08/01/2051	280,278
1,731,519	3.00%, 10/01/2051	1,497,643
1,840,897	3.00%, 11/01/2051	1,586,134
1,007,031	3.00%, 12/01/2051	869,807
475,114	3.00%, 01/01/2052	410,097
1,529,272	3.00%, 01/25/2052(3)	242,458
573,064	3.00%, 04/01/2052	496,028
720,054	3.00%, 05/01/2052	623,170
22,986	3.00%, 06/01/2052	19,683
541,761	3.00%, 09/01/2052	464,125
880,950	3.50%, 07/25/2033(3)	62,185
384,519	3.50%, 08/25/2033(3)	31,949
149,867	3.50%, 04/25/2034(3)	3,902
792,067	3.50%, 05/01/2037	757,754
431,007	3.50%, 11/25/2039(3)	37,280
397,392	3.50%, 10/01/2041	370,484
2,801	3.50%, 05/25/2042	2,691
1,250,457	3.50%, 08/01/2043	1,151,821
39,837	3.50%, 07/25/2044	39,434
174,548	3.50%, 12/01/2045	160,712
173,759	3.50%, 01/01/2046	160,086
126,178	3.50%, 03/01/2046	116,365
641,083	3.50%, 12/01/2046	594,559
218,474	3.50%, 05/01/2047	200,805
1,721,241	3.50%, 09/01/2047	1,567,025
1,650,876	3.50%, 12/01/2047	1,503,979
203,615	3.50%, 01/01/2048	184,813
2,130,138	3.50%, 02/01/2048	1,951,603
71,281	3.50%, 06/01/2048	64,540
340,529	3.50%, 07/01/2048	312,707
73,374	3.50%, 11/01/2048	66,848
1,075,624	3.50%, 03/25/2049	990,449
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.7% - (continued)
	Mortgage-Backed Agencies - 41.7% - (continued)
	Federal National Mortgage Association - 9.7% - (continued)
$ 453,625	3.50%, 04/25/2049	$434,303
546,142	3.50%, 06/01/2049	502,346
349,418	3.50%, 09/01/2050	318,402
755,315	3.50%, 11/01/2051	677,167
1,115,423	3.50%, 04/01/2052	1,007,825
628,617	3.50%, 05/01/2056	557,983
507,041	3.50%, 11/25/2057	486,530
921,290	3.50%, 05/01/2058	821,172
890,077	3.50%, 12/25/2058	790,162
489,202	4.00%, 08/01/2038	481,592
1,950	4.00%, 11/01/2040	1,869
20,100	4.00%, 02/01/2041	19,279
298,933	4.00%, 06/01/2041	288,452
3,795	4.00%, 09/01/2041	3,635
5,777	4.00%, 10/01/2041	5,543
140,810	4.00%, 01/01/2042	134,738
185,322	4.00%, 02/01/2042	177,361
49,454	4.00%, 05/01/2042	47,303
1,936	4.00%, 09/01/2042	1,852
725,542	4.00%, 01/01/2043	694,679
15,069	4.00%, 10/01/2043	14,428
1,227,804	4.00%, 12/01/2043	1,166,390
182,766	4.00%, 03/01/2046	173,170
236,192	4.00%, 09/01/2047	221,862
424,052	4.00%, 10/01/2047	398,436
218,787	4.00%, 11/01/2047	205,490
1,344,627	4.00%, 06/01/2048	1,260,084
1,705,110	4.00%, 10/01/2048	1,601,718
656,080	4.00%, 01/01/2049	618,307
1,448,735	4.00%, 04/01/2049	1,347,775
81,914	4.00%, 08/01/2049	77,613
511,082	4.00%, 09/01/2049	478,427
3,013,189	4.00%, 02/25/2050(3)	639,978
1,028,379	4.00%, 04/01/2050	966,694
1,560,631	4.00%, 06/25/2050(3)	314,782
1,317,573	4.00%, 09/25/2050(3)	251,832
1,671,766	4.00%, 11/25/2050(3)	347,792
666,380	4.00%, 08/01/2051	628,610
1,897,197	4.00%, 04/01/2052	1,750,446
720,025	4.00%, 06/01/2052	668,902
1,996,519	4.39%, 04/01/2029	2,005,031
1,819,767	4.48%, 02/01/2029	1,830,035
500,305	4.50%, 12/01/2037	496,448
357,588	4.50%, 04/01/2048	345,459
156,296	4.50%, 04/01/2049	150,705
2,185,444	4.50%, 05/25/2049(3)	403,084
684,434	4.50%, 01/01/2051	650,388
1,116,030	4.50%, 08/01/2052	1,066,097
1,227,103	4.50%, 03/01/2053	1,164,817
4,725,316	4.50%, 10/01/2053	4,486,877
215,000	4.75%, 04/01/2028	216,845
1,900,000	4.91%, 01/01/2029	1,933,712
231,387	5.00%, 06/25/2048(3)	33,873
1,752,706	5.00%, 12/25/2051	1,733,386
892,408	5.00%, 07/01/2052	874,296
7,313,221	5.00%, 09/01/2052	7,151,665
208,985	5.00%, 10/01/2052	204,007
111,208	5.00%, 11/01/2052	108,720
129,057	5.00%, 12/01/2052	125,984
1,465,000	5.07%, 12/01/2028	1,494,254
2,170,834	5.50%, 11/25/2035	2,181,079
750,236	5.50%, 04/01/2038	763,507
240,963	5.50%, 04/25/2044(3)	35,697
The accompanying notes are an integral part of these financial statements.

71

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.7% - (continued)
	Mortgage-Backed Agencies - 41.7% - (continued)
	Federal National Mortgage Association - 9.7% - (continued)
$ 1,629,568	5.50%, 06/25/2051	$1,634,462
1,966,138	5.50%, 12/25/2051	1,975,246
1,675,310	5.50%, 02/25/2052	1,679,962
1,908,361	5.50%, 03/25/2052	1,913,106
1,771,170	5.50%, 04/25/2052	1,777,071
654,706	5.50%, 10/01/2052	654,531
1,224,690	5.50%, 11/01/2052	1,224,121
2,295,131	5.50%, 12/01/2052	2,292,957
1,238,556	5.50%, 06/01/2053	1,237,391
1,444,228	5.50%, 07/01/2053	1,439,619
148,385	5.50%, 03/01/2054	147,731
572,777	6.00%, 04/01/2044	584,929
1,779,050	6.00%, 08/25/2044	1,809,370
301,461	6.00%, 01/01/2053	306,085
698,629	6.00%, 05/01/2053	716,913
362,420	6.00%, 11/01/2053	367,971
350,971	6.00%, 01/01/2054	356,057
1,076,535	6.00%, 02/01/2054	1,092,315
670,865	6.00%, 03/01/2054	681,159
1,470,105	6.00%, 05/01/2054	1,491,010
1,247,072	6.00%, 06/01/2054	1,264,805
1,281,397	6.00%, 09/01/2054	1,301,174
		192,225,528
	Government National Mortgage Association - 7.2%
107,716	2.00%, 06/16/2042	99,648
1,151,305	2.00%, 10/20/2050	929,798
3,348,351	2.00%, 12/20/2050	2,703,720
225,340	2.00%, 12/20/2051	181,949
5,438,418	2.00%, 02/20/2052	4,391,869
620,731	2.00%, 03/20/2052	501,198
605,418	2.00%, 10/20/2052	488,936
9,900,000	2.00%, 08/20/2054(11)	7,990,145
25,629	2.50%, 05/20/2040	25,200
1,572,893	2.50%, 10/20/2049	1,390,263
1,193,177	2.50%, 11/20/2049	1,009,391
947,315	2.50%, 03/20/2051	797,348
834,855	2.50%, 09/20/2051	702,453
2,798,955	2.50%, 10/20/2051	2,355,059
21,585,000	2.50%, 08/20/2054(11)	18,148,417
1,216,527	3.00%, 01/16/2044	1,108,779
579,328	3.00%, 02/20/2047	509,151
458,019	3.00%, 05/20/2049	422,177
174,123	3.00%, 03/20/2050	152,575
2,429,724	3.00%, 07/20/2050(3)	326,232
391,342	3.00%, 11/20/2050	343,151
3,555,145	3.00%, 04/20/2051	3,110,358
5,274,999	3.00%, 06/20/2051	4,614,732
2,046,504	3.00%, 08/20/2051	1,789,700
1,301,458	3.00%, 09/20/2051	1,138,119
403,274	3.00%, 10/20/2051	352,797
2,791,076	3.00%, 12/20/2051	2,439,989
686,125	3.00%, 02/20/2052	630,001
641,700	3.00%, 04/20/2052	560,942
176,469	3.50%, 11/20/2042	159,312
668,767	3.50%, 03/20/2044	617,081
425,180	3.50%, 06/20/2046	390,959
92,861	3.50%, 07/20/2046	84,775
98,539	3.50%, 10/20/2046	90,405
428,627	3.50%, 02/20/2047	392,574
114,799	3.50%, 05/20/2047	104,966
117,496	3.50%, 07/20/2047	107,334
86,036	3.50%, 11/20/2047	78,559
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.7% - (continued)
	Mortgage-Backed Agencies - 41.7% - (continued)
	Government National Mortgage Association - 7.2% - (continued)
$ 105,162	3.50%, 03/20/2048	$96,002
500,486	3.50%, 02/20/2049	456,796
1,147,857	3.50%, 06/20/2049	1,035,257
2,802,088	3.50%, 11/20/2049	2,538,516
300,628	3.50%, 12/20/2049	271,235
181,758	3.50%, 01/20/2050	164,658
696,839	3.50%, 06/20/2050	629,695
2,795,007	3.50%, 02/20/2051	2,519,069
1,056,050	3.50%, 11/20/2052	936,236
1,570,898	3.50%, 01/20/2053	1,413,069
253,294	3.88%, 08/15/2042	237,982
856,372	4.00%, 09/16/2042(3)	201,517
256,024	4.00%, 09/20/2042(3)	31,022
185,225	4.00%, 12/20/2044(3)	33,938
400,359	4.00%, 08/20/2045	375,332
545,178	4.00%, 09/20/2047	509,072
2,323,998	4.00%, 11/20/2047	2,170,083
345,167	4.00%, 12/20/2047	321,966
884,742	4.00%, 02/20/2048	824,910
14,952	4.00%, 04/20/2048	13,925
785,137	4.00%, 07/20/2048	733,121
2,655,896	4.00%, 08/20/2052	2,467,106
777,166	4.50%, 02/20/2040	764,758
698,700	4.50%, 05/20/2041	687,541
571,862	4.50%, 06/16/2043(3)	105,700
286,227	4.50%, 05/20/2045(3)	64,116
2,836,738	4.50%, 08/20/2045(3)	564,169
450,680	4.50%, 12/16/2046(3)	63,398
308,915	4.50%, 05/20/2048(3)	45,638
199,246	4.50%, 06/20/2048(3)	37,139
146,024	4.50%, 05/20/2052	139,404
612,074	4.50%, 08/20/2052	585,837
558,366	4.50%, 09/20/2052	533,051
2,535,747	4.50%, 10/20/2052	2,422,338
2,243,678	4.50%, 11/20/2052	2,141,959
835,000	4.50%, 08/20/2054(11)	792,316
5,229,949	4.50%, 11/20/2054	4,965,255
5,098,345	4.50%, 12/20/2054	4,840,311
555,170	5.00%, 05/20/2040	558,129
441,437	5.00%, 06/20/2040	445,136
173,114	5.00%, 07/20/2040	174,139
248,363	5.00%, 12/20/2043(3)	52,680
1,101,781	5.00%, 07/16/2044(3)	180,913
203,086	5.00%, 11/16/2046(3)	32,008
205,596	5.00%, 06/16/2047(3)	35,971
2,234,441	5.00%, 10/20/2047(3)	460,033
269,836	5.00%, 11/16/2047(3)	51,757
736,437	5.00%, 11/20/2049	728,780
7,927,500	5.00%, 08/20/2054(11)	7,736,018
189,434	5.50%, 02/20/2044(3)	8,064
150,306	5.50%, 09/15/2045	157,374
216,609	5.50%, 09/20/2045(3)	40,978
16,215,000	5.50%, 08/20/2054(11)	16,171,236
18,061,000	6.00%, 08/20/2054(11)	18,302,981
1,108,841	6.00%, 07/20/2055	1,125,559
		144,235,255
	Uniform Mortgage-Backed Security - 14.6%
37,497,000	2.00%, 08/01/2054(11)	29,325,855
6,841,000	2.50%, 08/01/2054(11)	5,604,324
2,300,000	3.00%, 08/01/2055(11)	1,967,999
23,722,000	3.50%, 08/01/2054(11)	21,189,161
4,644,000	4.00%, 08/01/2054(11)	4,282,721
The accompanying notes are an integral part of these financial statements.

72

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.7% - (continued)
	Mortgage-Backed Agencies - 41.7% - (continued)
	Uniform Mortgage-Backed Security - 14.6% - (continued)
$ 4,115,000	5.00%, 08/01/2054(11)	$4,004,708
15,965,000	5.50%, 08/01/2039(11)	16,233,663
198,251,000	6.00%, 08/01/2054(11)	200,991,192
2,790,000	6.50%, 08/01/2054(11)	2,877,640
3,895,000	7.00%, 08/01/2054(11)	4,092,183
		290,569,446
	Total U.S. Government Agencies (cost $847,230,072)	$830,504,261
U.S. GOVERNMENT SECURITIES - 31.6%
	U.S. Treasury Securities - 31.6%
	U.S. Treasury Bonds - 11.0%
35,940,000	1.25%, 05/15/2050(12)	$17,036,402
19,520,000	1.63%, 11/15/2050	10,135,912
5,795,000	2.50%, 02/15/2045	4,030,921
8,585,000	2.75%, 11/15/2042	6,471,614
7,220,000	2.88%, 08/15/2045	5,334,621
56,000	2.88%, 05/15/2052	38,833
3,325,000	3.00%, 11/15/2045	2,503,491
1,395,000	3.00%, 02/15/2048	1,024,235
23,885,000	3.00%, 08/15/2052(13)	16,979,809
3,365,000	3.13%, 02/15/2043	2,676,884
2,645,000	3.13%, 08/15/2044	2,061,550
13,195,000	3.13%, 05/15/2048	9,890,065
25,825,000	3.38%, 08/15/2042	21,443,829
6,010,000	3.38%, 05/15/2044	4,886,412
55,565,000	3.38%, 11/15/2048	43,416,668
8,720,000	3.63%, 08/15/2043	7,418,131
8,845,000	3.63%, 02/15/2044	7,484,736
30,905,000	3.63%, 05/15/2053	24,841,101
15,767,400	4.13%, 08/15/2044	14,276,888
1,455,000	4.13%, 08/15/2053	1,280,684
5,405,000	4.25%, 08/15/2054	4,861,122
13,005,000	4.50%, 11/15/2054	12,200,316
		220,294,224
	U.S. Treasury Inflation-Indexed Bonds - 2.5%
15,341,058	0.25%, 02/15/2050(14)	8,746,249
747,994	0.63%, 02/15/2043(14)	551,435
23,280,195	0.75%, 02/15/2042(14)	17,948,975
10,428,982	0.75%, 02/15/2045(14)	7,539,299
3,690,006	1.00%, 02/15/2046(14)	2,764,575
13,882,051	1.38%, 02/15/2044(14)	11,564,154
		49,114,687
	U.S. Treasury Inflation-Indexed Notes - 1.2%
24,945,650	1.75%, 01/15/2034(14)	24,664,769
	U.S. Treasury Notes - 16.9%
16,965,000	1.38%, 11/15/2031(15)	14,426,214
17,865,000	2.75%, 08/15/2032	16,351,360
17,770,000	3.50%, 02/15/2033	16,985,621
42,535,000	3.75%, 05/15/2028	42,382,140
10,645,000	3.88%, 08/15/2033	10,389,270
71,810,000	4.00%, 01/31/2029	72,023,186
25,115,000	4.00%, 02/15/2034	24,629,378
13,455,000	4.13%, 03/31/2031	13,520,698
39,630,000	4.13%, 11/30/2031	39,699,662
18,255,000	4.38%, 11/30/2030	18,588,011
26,650,000	4.38%, 01/31/2032	27,051,832
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 31.6% - (continued)
	U.S. Treasury Securities - 31.6% - (continued)
	U.S. Treasury Notes - 16.9% - (continued)
$ 25,385,000	4.50%, 04/15/2027		$25,595,220
14,405,000	4.50%, 11/15/2033		14,660,464
			336,303,056
	Total U.S. Government Securities (cost $680,336,796)		$630,376,736
	Total Long-Term Investments (cost $2,402,616,399)		$2,328,562,131
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.2%
3,808,664	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2025 at 4.36%, due on 08/01/2025 with a maturity value of $3,809,125; collateralized by U.S. Treasury Inflation-Indexed Note at 1.63%, maturing 10/15/2027, with a market value of $3,884,944		$3,808,664
	Securities Lending Collateral - 0.3%
6,277,193	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(16)		6,277,193
	Total Short-Term Investments (cost $10,085,857)		$10,085,857
	Total Investments Excluding Purchased Options (cost $2,412,702,256)	117.3%	$2,338,647,988
	Total Purchased Options (cost $493,914)	0.0%	$487,848
	Total Investments (cost $2,413,196,170)	117.3%	$2,339,135,836
	Other Assets and Liabilities	(17.3)%	(345,675,395)
	Net Assets	100.0%	$1,993,460,441
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$502,644,806, representing 25.2% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2025. Base lending rates may be subject to a floor or cap.
(3)	Securities disclosed are interest-only strips.
The accompanying notes are an integral part of these financial statements.

73

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2025

(4)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2025, the aggregate value of these securities was $20,544,874, representing 1.0% of net assets.

(7)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Security disclosed is principal-only strips.
(10)	Security is a zero-coupon bond.
(11)	Represents or includes a TBA transaction.
(12)	All, or a portion of the security, was pledged as collateral in connection with TBAs. As of July 31, 2025, the market value of securities pledged was $54,039.
(13)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2025, the market value of securities pledged was $6,334,105.
(14)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(15)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2025, the market value of securities pledged was $5,952,461.
(16)	Current yield as of period end.

OTC Swaptions Outstanding at July 31, 2025
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Call
10 Year Interest Rate Swap Option*	BNP	4.13%	Pay	07/31/2028	USD	4,675,000	$247,717	$246,957	$760
Put
10 Year Interest Rate Swap Option*	BNP	4.13%	Pay	07/31/2028	USD	4,675,000	$240,131	$246,957	$(6,826)
Total purchased OTC swaption contracts							$487,848	$493,914	$(6,066)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at July 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	530	09/15/2025	$38,828,663	$31,436
Canadian 10-Year Bond Future	775	09/18/2025	67,558,497	(405,467)
Euro-BUND Future	10	09/08/2025	1,484,481	(16,146)
U.S. Treasury 2-Year Note Future	207	09/30/2025	42,845,766	(215,570)
U.S. Treasury 5-Year Note Future	851	09/30/2025	92,054,265	288,921
U.S. Treasury Ultra Bond Future	264	09/19/2025	30,970,500	65,439
Total				$(251,387)
Short position contracts:
Euro BUXL 30-Year Bond Future	(63)	09/08/2025	$(8,463,877)	$271,058
Euro-BTP Italian Bond Future	(290)	09/08/2025	(40,082,591)	59,512
French Government Bond Future	(346)	09/08/2025	(48,824,593)	433,679
U.S. Treasury 10-Year Note Future	(776)	09/19/2025	(86,184,500)	(44,414)
U.S. Treasury 10-Year Ultra Future	(64)	09/19/2025	(7,237,000)	(57,424)
U.S. Treasury Long Bond Future	(111)	09/19/2025	(12,674,812)	(314,955)
Total				$347,456
Total futures contracts				$96,069

The accompanying notes are an integral part of these financial statements.

74

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2025

TBA Sale Commitments Outstanding at July 31, 2025
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 4.00%	$670,000	08/20/2054	$(616,920)	$(73)
Uniform Mortgage-Backed Security, 3.50%	13,770,000	08/01/2054	(12,299,753)	36,498
Uniform Mortgage-Backed Security, 4.50%	4,479,000	08/01/2054	(4,248,303)	8,321
Uniform Mortgage-Backed Security, 5.50%	65,575,000	08/01/2054	(65,227,830)	46,677
Uniform Mortgage-Backed Security, 6.50%	11,170,000	08/01/2054	(11,520,875)	1,087
Total TBA sale commitments (proceeds receivable $94,006,191)			$(93,913,681)	$92,510
At July 31, 2025, the aggregate market value of TBA Sale Commitments represents (4.7)% of total net assets.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.70% Fixed	12 Mo. USD SOFR	USD	11,075,000	05/31/2029	Annual	$—	$—	$(37,266)	$(37,266)
4.16% Fixed	12 Mo. USD SOFR	USD	35,970,000	03/19/2045	Annual	—	(68,312)	(295,996)	(227,684)
2.97% Fixed	12 Mo. USD SOFR	USD	5,185,000	03/15/2053	Annual	2,891	—	970,644	967,753
2.88% Fixed	12 Mo. USD SOFR	USD	4,030,000	03/15/2053	Annual	43,257	—	822,243	778,986
3.25% Fixed	12 Mo. USD SOFR	USD	3,735,000	06/21/2053	Annual	—	(34,670)	511,079	545,749
3.59% Fixed	12 Mo. USD SOFR	USD	8,150,000	09/20/2053	Annual	35,824	—	703,915	668,091
3.75% Fixed	12 Mo. USD SOFR	USD	3,325,000	12/18/2054	Annual	4,814	—	181,649	176,835
Total centrally cleared interest rate swaps contracts						$86,786	$(102,982)	$2,856,268	$2,872,464

Foreign Currency Contracts Outstanding at July 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,149,000	BRL	201,791	USD	MSC	09/17/2025	$921
805,000	EUR	937,989	USD	NWM	09/17/2025	(13,625)
1,407,000	EUR	1,649,315	USD	SSG	09/17/2025	(33,687)
201,455	USD	1,149,000	BRL	GSC	09/17/2025	(1,257)
23,161,370	USD	20,144,000	EUR	DEUT	09/17/2025	30,455
608,897	USD	515,000	EUR	GSC	09/17/2025	17,534
Total foreign currency contracts						$341
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

75

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2025

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$365,319,137	$—	$365,319,137	$—
Corporate Bonds	453,974,078	—	453,974,078	—
Foreign Government Obligations	42,281,198	—	42,281,198	—
Municipal Bonds	6,106,721	—	6,106,721	—
U.S. Government Agencies	830,504,261	—	830,504,261	—
U.S. Government Securities	630,376,736	—	630,376,736	—
Short-Term Investments	10,085,857	6,277,193	3,808,664	—
Purchased Options	487,848	—	487,848	—
Foreign Currency Contracts(2)	48,910	—	48,910	—
Futures Contracts(2)	1,150,045	1,150,045	—	—
Swaps - Interest Rate(2)	3,137,414	—	3,137,414	—
Total	$2,343,472,205	$7,427,238	$2,336,044,967	$—
Liabilities
Foreign Currency Contracts(2)	$(48,569)	$—	$(48,569)	$—
Futures Contracts(2)	(1,053,976)	(1,053,976)	—	—
Swaps - Interest Rate(2)	(264,950)	—	(264,950)	—
TBA Sale Commitments	(93,913,681)	—	(93,913,681)	—
Total	$(95,281,176)	$(1,053,976)	$(94,227,200)	$—

(1)	For the year ended July 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

76

Hartford Active ETFs
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	Hongkong and Shanghai Banking Corporation
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NWM	NatWest Markets Plc
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
UBS	UBS AG
Currency Abbreviations:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNH	China Yuan Renminbi
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
EUR	Euro Member Countries
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japan Yen
MXN	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norway Krone
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
RON	Romania New Leu
SEK	Sweden Krona
THB	Thailand Baht
TRY	Turkish Currency
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
ITRAXX-XOVER	iTraxx Europe Crossover
Municipal Abbreviations:
Auth	Authority
COP	Certificate of Participation
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AG	Assured Guaranty Inc.
AMBAC	American Municipal Bond Assurance Corp.
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GmbH	Gesellschaft mit beschränkter Haftung
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
NPFG	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
SCH BD GTY	School Bond Guaranty
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
TBA	To Be Announced

77

Hartford Active ETFs
 Statements of Assets and Liabilities
July 31, 2025

	Hartford AAA CLO ETF	Hartford Core Bond ETF	Hartford Large Cap Growth ETF	Hartford Municipal Opportunities ETF	Hartford Quality Value ETF
Assets:
Investments in securities, at market value(1)	$108,057,237	$384,553,078	$158,326,489	$565,264,140	$170,358,326
Repurchase agreements	798,065	714,105	388,962	5,590,753	—
Cash	3,236,078	3,272,440	1,576,030	22,682,576	2,161,218
Foreign currency	—	104	—	—	—
Receivables:
Investment securities sold	—	530,674	—	—	—
Dividends and interest	321,961	2,679,525	8,317	5,537,125	156,210
Securities lending income	—	133	188	—	734
Variation margin on futures contracts	—	8,138	—	—	—
Variation margin on centrally cleared swap contracts	—	4,107	—	—	—
Tax reclaims	—	—	—	—	89,764
Total assets	112,413,341	391,762,304	160,299,986	599,074,594	172,766,252
Liabilities:
Obligation to return securities lending collateral	—	557,825	4,328	—	77,625
Payables:
Investment securities purchased	3,008,120	53,193,214	13,200	12,011,874	—
Investment management fees	21,809	82,974	77,860	142,923	68,085
Distributions payable	541,422	1,210,978	—	1,733,024	—
Total liabilities	3,571,351	55,044,991	95,388	13,887,821	145,710
Net assets	$108,841,990	$336,717,313	$160,204,598	$585,186,773	$172,620,542
Summary of Net Assets:
Paid-in-capital	$110,814,494	$378,608,522	$133,035,896	$604,966,413	$146,399,273
Distributable earnings (loss)	(1,972,504)	(41,891,209)	27,168,702	(19,779,640)	26,221,269
Net assets	108,841,990	336,717,313	160,204,598	585,186,773	172,620,542
Net asset value per share	38.87	34.89	25.74	38.06	24.98
Shares issued and outstanding	2,800,000	9,650,000	6,225,000	15,375,000	6,909,258
Cost of investments	$108,840,348	$400,307,626	$111,982,346	$580,322,684	$144,016,607
Cost of foreign currency	$—	$98	$—	$—	$—
(1) Includes Investment in securities on loan, at market value	$—	$534,712	$1,064,412	$—	$76,005
The accompanying notes are an integral part of these financial statements.

78

Hartford Active ETFs
 Statements of Assets and Liabilities – (continued)
July 31, 2025

	Hartford Schroders Tax-Aware Bond ETF	Hartford Strategic Income ETF	Hartford Total Return Bond ETF
Assets:
Investments in securities, at market value(1)	$383,763,166	$175,712,083	$2,335,327,172
Repurchase agreements	—	—	3,808,664
Cash	414,276	1,349,493	18,625,082
Cash collateral due from broker on futures contracts	366,300	—	—
Foreign currency	—	2,456,979	2,460,570
Unrealized appreciation on foreign currency contracts	—	497,536	48,910
Receivables:
Investment securities sold	—	7,486,701	147,749,579
Fund shares sold	—	—	3,364,516
Dividends and interest	5,235,557	1,654,591	15,255,415
Securities lending income	—	—	893
Variation margin on futures contracts	—	35,400	82,414
Tax reclaims	—	14,840	—
Total assets	389,779,299	189,207,623	2,526,723,215
Liabilities:
Unrealized depreciation on foreign currency contracts	—	37,249	48,569
Obligation to return securities lending collateral	—	—	6,277,193
TBA sale commitments, at market value	—	—	93,913,681
Unfunded loan commitments	—	32,782	—
Payables:
Investment securities purchased	—	22,844,929	424,408,027
Investment management fees	133,718	63,368	496,199
Variation margin on futures contracts	30,983	—	—
Variation margin on centrally cleared swap contracts	—	20,821	263,926
Foreign taxes	—	442	—
Distributions payable	1,443,540	760,147	7,855,179
Total liabilities	1,608,241	23,759,738	533,262,774
Net assets	$388,171,058	$165,447,885	$1,993,460,441
Summary of Net Assets:
Paid-in-capital	$416,567,240	$171,360,247	$2,166,834,878
Distributable earnings (loss)	(28,396,182)	(5,912,362)	(173,374,437)
Net assets	388,171,058	165,447,885	1,993,460,441
Net asset value per share	18.48	34.83	33.64
Shares issued and outstanding	21,000,000	4,750,000	59,250,000
Cost of investments	$404,918,169	$174,905,878	$2,413,196,170
Cost of foreign currency	$—	$2,457,093	$2,490,492
Proceeds of TBA sale commitments	$—	$—	$94,006,191
(1) Includes Investment in securities on loan, at market value	$—	$—	$6,060,691
The accompanying notes are an integral part of these financial statements.

79

Hartford Active ETFs
 Statements of Operations
For the Year Ended July 31, 2025

	Hartford AAA CLO ETF	Hartford Core Bond ETF	Hartford Large Cap Growth ETF	Hartford Municipal Opportunities ETF	Hartford Quality Value ETF
Investment Income:
Dividends	$—	$—	$499,765	$—	$4,577,504
Interest	5,863,209	12,922,791	51,771	18,609,721	124,382
Securities lending — net	—	3,097	340	—	7,729
Less: Foreign tax withheld	—	—	—	—	(54,181)
Total investment income, net	5,863,209	12,925,888	551,876	18,609,721	4,655,434
Expenses:
Investment management fees	231,366	849,710	794,307	1,466,867	790,895
Total expenses	231,366	849,710	794,307	1,466,867	790,895
Net Investment Income (Loss)	5,631,843	12,076,178	(242,431)	17,142,854	3,864,539
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(103,083)	(252,690)(1)	25,913,365 (1)	(3,473,512)	17,689,329 (1)
Futures contracts	—	(1,670,274)	—	—	—
Written options contracts	—	46,542	—	—	—
Swap contracts	—	(107,386)	—	—	—
Other foreign currency transactions	—	—	—	—	(462)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(103,083)	(1,983,808)	25,913,365	(3,473,512)	17,688,867
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	(48,765)	(45,750)	8,703,730	(6,612,158)	(17,276,318)
Futures contracts	—	264,741	—	—	—
Swap contracts	—	199,490	—	—	—
Translation of other assets and liabilities in foreign currencies	—	7	—	—	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(48,765)	418,488	8,703,730	(6,612,158)	(17,276,318)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(151,848)	(1,565,320)	34,617,095	(10,085,670)	412,549
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,479,995	$10,510,858	$34,374,664	$7,057,184	$4,277,088

(1)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 11 in the Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.

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Hartford Active ETFs
 Statements of Operations – (continued)
For the Year Ended July 31, 2025

	Hartford Schroders Tax-Aware Bond ETF	Hartford Strategic Income ETF	Hartford Total Return Bond ETF
Investment Income:
Dividends	$—	$46,817	$—
Interest	17,427,208	5,871,723	93,069,968
Securities lending — net	—	493	5,885
Less: Foreign tax withheld	—	(6,360)	(617)
Total investment income, net	17,427,208	5,912,673	93,075,236
Expenses:
Investment management fees	1,639,498	460,848	5,611,114
Total expenses	1,639,498	460,848	5,611,114
Net Investment Income (Loss)	15,787,710	5,451,825	87,464,122
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	1,445,933	285,963 (1)	4,091,122 (1)
Less: Foreign taxes paid on realized capital gains	—	(27)	—
Purchased options contracts	—	(1,648)	—
Futures contracts	372,296	(780,471)	(14,357,806)
Written options contracts	—	165,608	439,676
Swap contracts	—	(86,739)	(1,091,689)
Foreign currency contracts	—	(1,088,379)	(961,282)
Other foreign currency transactions	—	(19,588)	164,416
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,818,229	(1,525,281)	(11,715,563)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	(25,594,515)	2,038,169	(13,845,232)
Purchased options contracts	—	—	(6,066)
Futures contracts	(127,731)	18,298	(656,641)
Swap contracts	—	502,696	1,926,893
Foreign currency contracts	—	488,277	5,481
Translation of other assets and liabilities in foreign currencies	—	7,631	(13,338)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(25,722,246)	3,055,071	(12,588,903)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(23,904,017)	1,529,790	(24,304,466)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,116,307)	$6,981,615	$63,159,656
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$(442)	$—

(1)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 11 in the Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.

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 Statements of Changes in Net Assets

	Hartford AAA CLO ETF		Hartford Core Bond ETF
	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024
Operations:
Net investment income (loss)	$5,631,843	$5,132,116	$12,076,178	$10,193,950
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(103,083)	(712,415)	(1,983,808)	(4,032,924)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(48,765)	2,735,590	418,488	10,055,366
Net Increase (Decrease) in Net Assets Resulting from Operations	5,479,995	7,155,291	10,510,858	16,216,392
Distributions to Shareholders	(5,825,455)	(4,989,643)	(12,483,704)	(10,127,908)
Capital Share Transactions:
Sold	31,200,990	80,622,231	89,084,286	65,266,301
Redeemed	(5,834,990)	(44,788,251)	(19,204,439)	(53,803,040)
Other Capital	22,123	51,365	38,346	26,663
Net increase (decrease) from capital share transactions	25,388,123	35,885,345	69,918,193	11,489,924
Net Increase (Decrease) in Net Assets	25,042,663	38,050,993	67,945,347	17,578,408
Net Assets:
Beginning of period	83,799,327	45,748,334	268,771,966	251,193,558
End of period	$108,841,990	$83,799,327	$336,717,313	$268,771,966
The accompanying notes are an integral part of these financial statements.

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Hartford Active ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Large Cap Growth ETF		Hartford Municipal Opportunities ETF
	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024
Operations:
Net investment income (loss)	$(242,431)	$(210,044)	$17,142,854	$12,905,411
Net realized gain (loss) on investments	25,913,365	5,709,859	(3,473,512)	(551,005)
Net changes in unrealized appreciation (depreciation) of investments	8,703,730	21,516,765	(6,612,158)	8,310,517
Net Increase (Decrease) in Net Assets Resulting from Operations	34,374,664	27,016,580	7,057,184	20,664,923
Distributions to Shareholders	—	—	(17,506,927)	(12,686,167)
Capital Share Transactions:
Sold	62,937,233	1,269,158	169,331,279	69,372,185
Redeemed	(61,987,709)	(418,147)	(12,558,984)	(15,152,214)
Other Capital	338	29	119,686	50,715
Net increase (decrease) from capital share transactions	949,862	851,040	156,891,981	54,270,686
Net Increase (Decrease) in Net Assets	35,324,526	27,867,620	146,442,238	62,249,442
Net Assets:
Beginning of period	124,880,072	97,012,452	438,744,535	376,495,093
End of period	$160,204,598	$124,880,072	$585,186,773	$438,744,535
The accompanying notes are an integral part of these financial statements.

83

Hartford Active ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Quality Value ETF(1)			Hartford Schroders Tax-Aware Bond ETF
	For the Year Ended July 31, 2025	For the Period Ended July 31, 2024(2)	For the Year Ended October 31, 2023	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024
Operations:
Net investment income (loss)	$3,864,539	$3,276,774	$4,548,697	$15,787,710	$8,617,375
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	17,688,867	12,970,482	1,553,830	1,818,229	(2,944,869)
Net changes in unrealized appreciation (depreciation) of investments and other financial instruments	(17,276,318)	19,415,461	(10,410,498)	(25,722,246)	7,017,065
Net Increase (Decrease) in Net Assets Resulting from Operations	4,277,088	35,662,717	(4,307,971)	(8,116,307)	12,689,571
Distributions to Shareholders	(6,565,269)	(4,889,088)	(15,608,432)	(15,989,953)	(8,417,815)
Capital Share Transactions:(3)
Sold	58,650,579	23,096,821	179,997,849	136,109,047	246,151,269
Issued on reinvestment of distributions	—	—	15,400,431	—	—
Redeemed	(61,484,904)	(37,907,914)	(258,575,478)	(82,687,630)	(34,167,302)
Other Capital	—	—	—	205,608	207,422
Net increase (decrease) from capital share transactions	(2,834,325)	(14,811,093)	(63,177,198)	53,627,025	212,191,389
Net Increase (Decrease) in Net Assets	(5,122,506)	15,962,536	(83,093,601)	29,520,765	216,463,145
Net Assets:
Beginning of period	177,743,048	161,780,512	244,874,113	358,650,293	142,187,148
End of period	$172,620,542	$177,743,048	$161,780,512	$388,171,058	$358,650,293

(1)
As of October 13, 2023, the Hartford Quality Value ETF converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization and Liquidation (the
"Reorganization"). All information and references to periods prior to the close of business on October 13, 2023 refers to the Predecessor Fund (as defined in Note 1). See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

(2)
For the period from November 1, 2023 to July 31, 2024. Effective June 1, 2024, the Hartford Quality Value ETF changed its fiscal year end from October 31 to July 31 (See Note 1 in the Notes to Financial Statements).

(3)	Reflects the Reorganization from Hartford Quality Value Fund as of October 13, 2023. See Note 1 in the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

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Hartford Active ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Strategic Income ETF		Hartford Total Return Bond ETF
	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024
Operations:
Net investment income (loss)	$5,451,825	$3,252,110	$87,464,122	$62,856,261
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(1,525,281)	(884,384)	(11,715,563)	(4,751,056)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	3,055,071	3,274,978	(12,588,903)	42,476,042
Net Increase (Decrease) in Net Assets Resulting from Operations	6,981,615	5,642,704	63,159,656	100,581,247
Distributions to Shareholders	(6,033,274)	(3,702,553)	(87,837,699)	(62,097,166)
Capital Share Transactions:
Sold	111,059,369	6,702,200	526,419,944	542,784,597
Redeemed	(3,368,622)	(5,063,636)	(193,721,995)	(89,360,062)
Other Capital	47,845	10,563	189,807	230,048
Net increase (decrease) from capital share transactions	107,738,592	1,649,127	332,887,756	453,654,583
Net Increase (Decrease) in Net Assets	108,686,933	3,589,278	308,209,713	492,138,664
Net Assets:
Beginning of period	56,760,952	53,171,674	1,685,250,728	1,193,112,064
End of period	$165,447,885	$56,760,952	$1,993,460,441	$1,685,250,728
The accompanying notes are an integral part of these financial statements.

85

Hartford Active ETFs
Financial Highlights

—Selected Per-Share Data(1)—									—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford AAA CLO ETF
For the Year Ended July 31, 2025
$38.98	$2.27	$(0.05)	$2.22	$0.01	$(2.34)	$—	$(2.34)	$38.87	5.90%	$108,842	0.24%	0.24%	5.84%	51%
For the Year Ended July 31, 2024
$38.12	$2.23	$0.70	$2.93	$0.02	$(2.09)	$—	$(2.09)	$38.98	7.90%	$83,799	0.26%	0.26%	5.76%	171%
For the Year Ended July 31, 2023
$38.50	$1.31	$(0.34)	$0.97	$0.01	$(1.36)	$—	$(1.36)	$38.12	2.63%	$45,748	0.29%	0.29%	3.43%	14%
For the Year Ended July 31, 2022
$41.03	$0.77	$(2.41)	$(1.64)	$0.01	$(0.85)	$(0.05)	$(0.90)	$38.50	(4.01)%	$82,775	0.29%	0.29%	1.92%	41%(5)
For the Year Ended July 31, 2021
$40.88	$0.90	$0.17	$1.07	$0.02	$(0.94)	$—	$(0.94)	$41.03	2.69%	$129,241	0.29%	0.29%	2.20%	41%(5)
Hartford Core Bond ETF
For the Year Ended July 31, 2025
$35.13	$1.44	$(0.20)	$1.24	$0.00 (6)	$(1.48)	$—	$(1.48)	$34.89	3.59%	$336,717	0.29%	0.29%	4.12%	47%(7)
For the Year Ended July 31, 2024
$34.41	$1.36	$0.71	$2.07	$0.00 (6)	$(1.35)	$—	$(1.35)	$35.13	6.19%(8)	$268,772	0.29%	0.29%	3.98%	43%(7)
For the Year Ended July 31, 2023
$36.62	$1.03	$(2.25)	$(1.22)	$0.00 (6)	$(0.99)	$—	$(0.99)	$34.41	(3.29)%	$251,194	0.29%	0.29%	2.97%	60%(7)
For the Year Ended July 31, 2022
$41.48	$0.55	$(4.72)	$(4.17)	$0.01	$(0.56)	$(0.14)	$(0.70)	$36.62	(10.11)%	$247,163	0.29%	0.29%	1.42%	36%(7)
For the Year Ended July 31, 2021
$42.52	$0.44	$(0.73)	$(0.29)	$0.03	$(0.45)	$(0.33)	$(0.78)	$41.48	(0.59)%	$265,503	0.29%	0.29%	1.06%	30%(7)
Hartford Large Cap Growth ETF
For the Year Ended July 31, 2025
$20.47	$(0.04)	$5.31	$5.27	$0.00 (6)	$—	$—	$—	$25.74	25.75%	$160,205	0.59%	0.59%	(0.18)%	68%
For the Year Ended July 31, 2024
$16.04	$(0.03)	$4.46	$4.43	$0.00 (6)	$—	$—	$—	$20.47	27.62%(8)	$124,880	0.59%	0.59%	(0.20)%	97%
For the Year Ended July 31, 2023
$12.95	$(0.01)	$3.10	$3.09	$0.00 (6)	$—	$—	$—	$16.04	23.86%	$97,012	0.59%	0.59%	(0.07)%	103%
For the Period Ended July 31, 2022(11)
$20.00	$(0.04)	$(7.01)	$(7.05)	$0.00 (6)	$—	$—	$—	$12.95	(35.25)%(9)	$78,370	0.59%(10)	0.59%(10)	(0.38)%(10)	90%
Hartford Municipal Opportunities ETF
For the Year Ended July 31, 2025
$38.83	$1.31	$(0.78)	$0.53	$0.01	$(1.31)	$—	$(1.31)	$38.06	1.41%	$585,187	0.29%	0.29%	3.39%	43%
For the Year Ended July 31, 2024
$38.03	$1.25	$0.77	$2.02	$0.00 (6)	$(1.22)	$—	$(1.22)	$38.83	5.42%	$438,745	0.29%	0.29%	3.26%	38%
For the Year Ended July 31, 2023
$38.78	$1.05	$(0.81)	$0.24	$0.01	$(1.00)	$—	$(1.00)	$38.03	0.70%	$376,495	0.29%	0.29%	2.79%	16%
For the Year Ended July 31, 2022
$42.32	$0.69	$(3.56)	$(2.87)	$0.01	$(0.68)	$—	$(0.68)	$38.78	(6.80)%	$269,489	0.29%	0.29%	1.73%	37%
For the Year Ended July 31, 2021
$42.52	$0.80	$0.98	$1.78	$0.01	$(0.79)	$(1.20)	$(1.99)	$42.32	4.40%	$201,043	0.29%	0.29%	1.92%	17%
The accompanying notes are an integral part of these financial statements.

86

Hartford Active ETFs
Financial Highlights – (continued)

—Selected Per-Share Data(1)—									—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Quality Value ETF
For the Year Ended July 31, 2025
$25.36	$0.56	$0.02	$0.58	$—	$(0.53)	$(0.43)	$(0.96)	$24.98	2.34%	$172,621	0.45%	0.45%	2.20%	31%
For the Period Ended July 31, 2024(12)
$21.12	$0.45	$4.45	$4.90	$—	$(0.62)	$(0.04)	$(0.66)	$25.36	23.55%	$177,743	0.45%	0.45%	2.56%	51%
For the Year Ended October 31, 2023(13)
$23.22	$0.38	$(0.89)	$(0.51)	$—	$(0.47)	$(1.12)	$(1.59)	$21.12	(2.60)%	$161,781	0.51%	0.46%	1.75%	30%
For the Year Ended October 31, 2022
$25.84	$0.49	$(1.39)	$(0.90)	$—	$(0.47)	$(1.25)	$(1.72)	$23.22	(3.78)%	$12,495	0.55%	0.46%	2.07%	24%
For the Year Ended October 31, 2021
$18.31	$0.45	$7.62	$8.07	$—	$(0.54)	$—	$(0.54)	$25.84	44.84%	$12,182	0.56%	0.46%	1.92%	21%
For the Year Ended October 31, 2020
$20.83	$0.50	$(1.82)	$(1.32)	$—	$(0.61)	$(0.59)	$(1.20)	$18.31	(6.94)%	$8,975	0.58%	0.46%	2.64%	26%
Hartford Schroders Tax-Aware Bond ETF
For the Year Ended July 31, 2025
$19.49	$0.72	$(1.01)	$(0.29)	$0.01	$(0.73)	$—	$(0.73)	$18.48	(1.52)%	$388,171	0.39%	0.39%	3.76%	66%
For the Year Ended July 31, 2024
$19.35	$0.72	$0.08	$0.80	$0.02	$(0.68)	$—	$(0.68)	$19.49	4.36%	$358,650	0.39%	0.39%	3.77%	60%
For the Year Ended July 31, 2023
$19.85	$0.60	$(0.55)	$0.05	$0.02	$(0.57)	$—	$(0.57)	$19.35	0.43%	$142,187	0.39%	0.39%	3.10%	135%
For the Year Ended July 31, 2022
$21.80	$0.31	$(1.74)	$(1.43)	$0.01	$(0.32)	$(0.21)	$(0.53)	$19.85	(6.58)%	$85,338	0.39%	0.39%	1.51%	116%
For the Year Ended July 31, 2021
$21.76	$0.25	$0.08	$0.33	$0.02	$(0.25)	$(0.06)	$(0.31)	$21.80	1.64%	$105,708	0.39%	0.39%	1.14%	199%
Hartford Strategic Income ETF
For the Year Ended July 31, 2025
$34.40	$2.02	$0.62	$2.64	$0.02	$(2.23)	$—	$(2.23)	$34.83	7.98%	$165,448	0.50%	0.50%	5.86%	136%(14)
For the Year Ended July 31, 2024
$33.23	$1.92	$1.40	$3.32	$0.01	$(2.16)	$—	$(2.16)	$34.40	10.43%	$56,761	0.54%	0.54%	5.75%	56%(14)
For the Year Ended July 31, 2023
$33.69	$1.61	$(0.24)	$1.37	$0.00 (6)	$(1.83)	$—	$(1.83)	$33.23	4.28%	$53,172	0.54%	0.54%	4.89%	63%(14)
For the Period Ended July 31, 2022(15)
$40.00	$0.91	$(6.35)	$(5.44)	$0.09	$(0.96)	$—	$(0.96)	$33.69	(13.52)%(9)	$45,485	0.54%(10)	0.54%(10)	2.87%(10)	39%(14)
Hartford Total Return Bond ETF
For the Year Ended July 31, 2025
$34.05	$1.53	$(0.42)	$1.11	$0.00 (6)	$(1.52)	$—	$(1.52)	$33.64	3.33%	$1,993,460	0.29%	0.29%	4.52%	61%(16)
For the Year Ended July 31, 2024
$33.28	$1.48	$0.72	$2.20	$0.01	$(1.44)	$—	$(1.44)	$34.05	6.86%	$1,685,251	0.29%	0.29%	4.46%	45%(16)
For the Year Ended July 31, 2023
$35.19	$1.25	$(2.01)	$(0.76)	$0.00 (6)	$(1.15)	$—	$(1.15)	$33.28	(2.12)%	$1,193,112	0.29%	0.29%	3.72%	69%(16)
For the Year Ended July 31, 2022
$41.16	$0.93	$(5.18)	$(4.25)	$0.01	$(1.02)	$(0.71)	$(1.73)	$35.19	(10.60)%	$969,596	0.29%	0.29%	2.46%	61%(16)
The accompanying notes are an integral part of these financial statements.

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Hartford Active ETFs
Financial Highlights – (continued)

—Selected Per-Share Data(1)—									—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Total Return Bond ETF – (continued)
For the Year Ended July 31, 2021
$42.52	$0.85	$(0.35)	$0.50	$0.01	$(0.91)	$(0.96)	$(1.87)	$41.16	1.26%	$1,059,971	0.29%	0.29%	2.07%	49%(16)

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at net asset value at the end of the distribution day.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(5)	Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 47% and 53% for the years ended July 31, 2022 and July 31, 2021 respectively.
(6)	Per share amount is less than $0.005.
(7)
Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 210%, 258%, 344%, 363% and 362% for the years ended July
31, 2025, July 31, 2024, July 31, 2023, July 31, 2022 and July 31, 2021 respectively.

(8)
The total returns have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the total return experienced by the shareholder and disclosed in the Shareholder Report.

(9)	Not annualized.
(10)	Annualized.
(11)	Commenced operations on November 9, 2021.
(12)
For the period from November 1, 2023 to July 31, 2024. Effective June 1, 2024, the Hartford Quality Value ETF changed its fiscal year end from October 31 to July 31 (See Note 1 in the Notes to Financial Statements).

(13)
As of October 13, 2023, the Hartford Quality Value ETF converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization and Liquidation (the
"Reorganization"). All information and references to periods prior to the close of business on October 13, 2023 refers to the Predecessor Fund (as defined in Note 1). See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

(14)
Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 201%, 162%, 173% and 143% for the years ended July 31, 2025,
July 31, 2024, July 31, 2023 and July 31, 2022 respectively.

(15)	Commenced operations on September 21, 2021.
(16)
Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 329%, 359%, 436%, 450% and 499% for the years ended July
31, 2025, July 31, 2024, July 31, 2023, July 31, 2022 and July 31, 2021 respectively.

The accompanying notes are an integral part of these financial statements.

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 Notes to Financial Statements
 July 31, 2025

1.
Organization:
Hartford Funds Exchange-Traded Trust (the "Trust") is an open-end registered management investment company comprised of eight operational series as of July 31, 2025. Financial statements for the series of the Trust listed below (each, a "Fund" and collectively, the "Funds") are included in this report.
Hartford Funds Exchange-Traded Trust:
Hartford AAA CLO ETF (the "AAA CLO ETF")
Hartford Core Bond ETF (the "Core Bond ETF")
Hartford Large Cap Growth ETF (the "Large Cap Growth ETF")
Hartford Municipal Opportunities ETF (the "Municipal Opportunities ETF")
Hartford Quality Value ETF (the "Quality Value ETF")
Hartford Schroders Tax-Aware Bond ETF (the "Tax-Aware Bond ETF")
Hartford Strategic Income ETF (the "Strategic Income ETF") (formerly, Hartford Sustainable Income ETF)
Hartford Total Return Bond ETF (the "Total Return Bond ETF")
AAA CLO ETF commenced operations on May 30, 2018 and changed its name, investment objective and strategy as of February 12, 2024. Core Bond ETF commenced operations on February 19, 2020. Large Cap Growth ETF commenced operations on November 9, 2021. Municipal Opportunities ETF commenced operations on December 13, 2017. Tax-Aware Bond ETF commenced operations on April 18, 2018. Strategic Income ETF commenced operations on September 21, 2021 and changed its name, investment objective and strategy as of September 30, 2024. Total Return Bond ETF commenced operations on September 27, 2017. Each Fund is an actively managed, exchange-traded fund ("ETF") that trades on an exchange like other publicly traded securities. Shares of Municipal Opportunities ETF, Tax-Aware Bond ETF and Total Return Bond ETF are listed and traded on NYSE Arca, Inc. ("NYSE Arca"). Shares of AAA CLO ETF, Core Bond ETF, Large Cap Growth ETF, Quality Value ETF and Strategic Income ETF are listed and traded on Cboe BZX Exchange, Inc. ("Cboe BZX"). Each share of a Fund represents a partial ownership in securities held by the Fund. Shares of a Fund may be purchased or redeemed directly from the Fund in Creation Units at net asset value ("NAV") only by certain large institutional investors ("Authorized Participants") who have entered into agreements with ALPS Distributors, Inc. ("ALPS" or the "Distributor"), the Funds’ Distributor.
Quality Value ETF acquired all the assets and liabilities of the Hartford Quality Value Fund (the "Predecessor Fund") pursuant to an Agreement and Plan of Reorganization and Liquidation as of the close of business on October 13, 2023 (the “Reorganization”). Prior to October 13, 2023, the financial statements of the Quality Value ETF reflect the historical results of the Predecessor Fund. All information and references to periods prior to the close of business on October 13, 2023, refer to the Predecessor Fund. Following the Reorganization, the Predecessor Fund’s performance and financial history were adopted by Quality Value ETF.
Effective as of June 1, 2024, the Quality Value ETF fiscal year end changed from October 31 to July 31.
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Trust was organized as a Delaware statutory trust on September 20, 2010 and is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of the Funds are registered under the Securities Act of 1933, as amended (the "Securities Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 "Financial Services – Investment Companies."
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The NAV of each Fund's shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept creation and redemption orders from Authorized Participants and calculate each Fund’s NAV in accordance with applicable law. The NAV for the shares of each Fund is determined by dividing the value of the Fund’s

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 July 31, 2025

net assets attributable to the shares by the number of shares outstanding. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV per share of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Trust's Board of Trustees (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, sell or redeem shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

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 Notes to Financial Statements – (continued)
 July 31, 2025

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost. Income tax-related interest and penalties, if incurred, are recorded as income tax expense.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

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Hartford Active ETFs
 Notes to Financial Statements – (continued)
 July 31, 2025

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Dividend Distributions to Shareholders – Dividends are declared pursuant to a policy adopted by the Board. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of AAA CLO ETF, Core Bond ETF, Municipal Opportunities ETF, Tax-Aware Bond ETF, Strategic Income ETF and Total Return Bond ETF is to pay dividends from net investment income, if any, monthly and realized gains, if any, at least once a year. The policy of Large Cap Growth ETF and Quality Value ETF is to pay dividends from net investment income, if any, annually, and realized gains, if any, at least once a year. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).
g)
Segment Reporting – The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Investment Manager. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund’s financial statements and financial highlights.
3.
Securities and Other Investments:
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of July 31, 2025.
A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of July 31, 2025.
c)
Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for

92

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 July 31, 2025

future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of July 31, 2025.
d)
Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of July 31, 2025.
e)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. The Trust's Board has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of July 31, 2025.
4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by a Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received

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 Notes to Financial Statements – (continued)
 July 31, 2025

by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the year ended July 31, 2025, each of Core Bond ETF, Tax-Aware Bond ETF, Strategic Income ETF and Total Return Bond ETF had used Futures Contracts.
b)
Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the year ended July 31, 2025, each of Strategic Income ETF and Total Return Bond ETF had used Foreign Currency Contracts.
c)
Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange ("exchange-traded options"). A Fund may write (sell) covered call and put options on futures, swaps ("swaptions"), securities, commodities or currencies. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
During the year ended July 31, 2025, each of Core Bond ETF, Strategic Income ETF and Total Return Bond ETF had used Options Contracts.
d)
Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded

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 Notes to Financial Statements – (continued)
 July 31, 2025

as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A "seller’s" exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the year ended July 31, 2025, each of Strategic Income ETF and Total Return Bond ETF had used Credit Default Swap Contracts.
Interest Rate Swap Contracts – A Fund may use interest rate swaps to hedge interest rate and duration risk. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. Secured Overnight Financing Rate (“SOFR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.

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 Notes to Financial Statements – (continued)
 July 31, 2025

If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.
During the year ended July 31, 2025, each of Core Bond ETF, Strategic Income ETF and Total Return Bond ETF had used Interest Rate Swap Contracts.
e)
Additional Derivative Instrument Information:
Core Bond ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of July 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$129,282	$—	$—	$—	$—	$129,282
Unrealized appreciation on swap contracts(2)	439,202	—	—	—	—	439,202
Total	$568,484	$—	$—	$—	$—	$568,484
Liabilities:
Unrealized depreciation on futures contracts(1)	$99,951	$—	$—	$—	$—	$99,951
Unrealized depreciation on swap contracts(2)	25,774	—	—	—	—	25,774
Total	$125,725	$—	$—	$—	$—	$125,725

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the year ended July 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(1,670,274)	$—	$—	$—	$—	$(1,670,274)
Net realized gain (loss) on written options contracts	46,542	—	—	—	—	46,542
Net realized gain (loss) on swap contracts	(78,609)	—	(28,777)	—	—	(107,386)
Total	$(1,702,341)	$—	$(28,777)	$—	$—	$(1,731,118)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$264,741	$—	$—	$—	$—	$264,741
Net change in unrealized appreciation (depreciation) of swap contracts	199,490	—	—	—	—	199,490
Total	$464,231	$—	$—	$—	$—	$464,231
For the year ended July 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	111
Futures Contracts Number of Short Contracts	(180)
Written Options at Notional Amount	$(2,264,167)
Swap Contracts at Notional Amount	$5,616,667

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 Notes to Financial Statements – (continued)
 July 31, 2025

Tax-Aware Bond ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of July 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$25,984	$—	$—	$—	$—	$25,984
Total	$25,984	$—	$—	$—	$—	$25,984
Liabilities:
Unrealized depreciation on futures contracts(1)	$153,715	$—	$—	$—	$—	$153,715
Total	$153,715	$—	$—	$—	$—	$153,715

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended July 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$372,296	$—	$—	$—	$—	$372,296
Total	$372,296	$—	$—	$—	$—	$372,296
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(127,731)	$—	$—	$—	$—	$(127,731)
Total	$(127,731)	$—	$—	$—	$—	$(127,731)
For the year ended July 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	2
Futures Contracts Number of Short Contracts	(33)

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 Notes to Financial Statements – (continued)
 July 31, 2025

Strategic Income ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of July 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$281,873	$—	$—	$—	$—	$281,873
Unrealized appreciation on foreign currency contracts	—	497,536	—	—	—	497,536
Unrealized appreciation on swap contracts(2)	187,358	—	423,808	—	—	611,166
Total	$469,231	$497,536	$423,808	$—	$—	$1,390,575
Liabilities:
Unrealized depreciation on futures contracts(1)	$70,328	$—	$—	$—	$—	$70,328
Unrealized depreciation on foreign currency contracts	—	37,249	—	—	—	37,249
Unrealized depreciation on swap contracts(2)	—	—	10,616	—	—	10,616
Total	$70,328	$37,249	$10,616	$—	$—	$118,193

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the year ended July 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$(1,648)	$—	$—	$—	$—	$(1,648)
Net realized gain (loss) on futures contracts	(780,471)	—	—	—	—	(780,471)
Net realized gain (loss) on written options contracts	165,608	—	—	—	—	165,608
Net realized gain (loss) on swap contracts	6,127	—	(92,866)	—	—	(86,739)
Net realized gain (loss) on foreign currency contracts	—	(1,088,379)	—	—	—	(1,088,379)
Total	$(610,384)	$(1,088,379)	$(92,866)	$—	$—	$(1,791,629)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$18,298	$—	$—	$—	$—	$18,298
Net change in unrealized appreciation (depreciation) of swap contracts	129,703	—	372,993	—	—	502,696
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	488,277	—	—	—	488,277
Total	$148,001	$488,277	$372,993	$—	$—	$1,009,271
For the year ended July 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$626,317
Futures Contracts Number of Long Contracts	302
Futures Contracts Number of Short Contracts	(96)
Written Options at Notional Amount	$(984,167)
Swap Contracts at Notional Amount	$13,423,090
Foreign Currency Contracts Purchased at Contract Amount	$1,971,852
Foreign Currency Contracts Sold at Contract Amount	$16,185,783

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 Notes to Financial Statements – (continued)
 July 31, 2025

Total Return Bond ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of July 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$487,848	$—	$—	$—	$—	$487,848
Unrealized appreciation on futures contracts(1)	1,150,045	—	—	—	—	1,150,045
Unrealized appreciation on foreign currency contracts	—	48,910	—	—	—	48,910
Unrealized appreciation on swap contracts(2)	3,137,414	—	—	—	—	3,137,414
Total	$4,775,307	$48,910	$—	$—	$—	$4,824,217
Liabilities:
Unrealized depreciation on futures contracts(1)	$1,053,976	$—	$—	$—	$—	$1,053,976
Unrealized depreciation on foreign currency contracts	—	48,569	—	—	—	48,569
Unrealized depreciation on swap contracts(2)	264,950	—	—	—	—	264,950
Total	$1,318,926	$48,569	$—	$—	$—	$1,367,495

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the year ended July 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(14,357,806)	$—	$—	$—	$—	$(14,357,806)
Net realized gain (loss) on written options contracts	439,676	—	—	—	—	439,676
Net realized gain (loss) on swap contracts	(576,463)	—	(515,226)	—	—	(1,091,689)
Net realized gain (loss) on foreign currency contracts	—	(961,282)	—	—	—	(961,282)
Total	$(14,494,593)	$(961,282)	$(515,226)	$—	$—	$(15,971,101)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(6,066)	$—	$—	$—	$—	$(6,066)
Net change in unrealized appreciation (depreciation) of futures contracts	(656,641)	—	—	—	—	(656,641)
Net change in unrealized appreciation (depreciation) of swap contracts	1,939,141	—	(12,248)	—	—	1,926,893
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	5,481	—	—	—	5,481
Total	$1,276,434	$5,481	$(12,248)	$—	$—	$1,269,667
For the year ended July 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$779,167
Futures Contracts Number of Long Contracts	2,034
Futures Contracts Number of Short Contracts	(1,969)
Written Options at Notional Amount	$(21,389,167)
Swap Contracts at Notional Amount	$63,534,167
Foreign Currency Contracts Purchased at Contract Amount	$1,459,799
Foreign Currency Contracts Sold at Contract Amount	$27,329,937
f)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master

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 Notes to Financial Statements – (continued)
 July 31, 2025

netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of July 31, 2025:
Core Bond ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$129,282	$(99,951)
Swap contracts	439,202	(25,774)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	568,484	(125,725)
Derivatives not subject to a MNA	(568,484)	125,725
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Tax-Aware Bond ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(127,731)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(127,731)
Derivatives not subject to a MNA	—	127,731
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Strategic Income ETF
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$497,536	$(37,249)
Futures contracts	281,873	(70,328)
Swap contracts	611,166	(10,616)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,390,575	(118,193)
Derivatives not subject to a MNA	(893,039)	80,944
Total gross amount of assets and liabilities subject to MNA or similar agreements	$497,536	$(37,249)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$5,775	$(3,446)	$—	$—	$2,329
Barclays	32,319	(2,000)	—	—	30,319
BNP Paribas Securities Services	906	(81)	—	—	825
Citibank NA	2,048	(2,048)	—	—	—
Commonwealth Bank of Australia	363	—	—	—	363
Deutsche Bank Securities, Inc.	176,444	—	—	—	176,444
Goldman Sachs & Co.	4,995	(1,712)	—	—	3,283
HSBC Bank USA	2,158	—	—	—	2,158
JP Morgan Chase & Co.	172,953	(5,159)	—	—	167,794
Morgan Stanley	2,883	(1,383)	—	—	1,500
NatWest Markets Plc	51,111	—	—	—	51,111
Societe Generale Group	1,166	—	—	—	1,166
State Street Global Markets LLC	44,415	(20,951)	—	—	23,464
Total	$497,536	$(36,780)	$—	$—	$460,756

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 Notes to Financial Statements – (continued)
 July 31, 2025

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(3,446)	$3,446	$—	$—	$—
Barclays	(2,000)	2,000	—	—	—
BNP Paribas Securities Services	(81)	81	—	—	—
Canadian Imperial Bank of Commerce	(32)	—	—	—	(32)
Citibank NA	(2,405)	2,048	—	—	(357)
Goldman Sachs & Co.	(1,712)	1,712	—	—	—
JP Morgan Chase & Co.	(5,159)	5,159	—	—	—
Morgan Stanley	(1,383)	1,383	—	—	—
State Street Global Markets LLC	(20,951)	20,951	—	—	—
UBS AG	(80)	—	—	—	(80)
Total	$(37,249)	$36,780	$—	$—	$(469)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Total Return Bond ETF
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$48,910	$(48,569)
Futures contracts	1,150,045	(1,053,976)
Purchased options	487,848	—
Swap contracts	3,137,414	(264,950)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	4,824,217	(1,367,495)
Derivatives not subject to a MNA	(4,287,459)	1,318,926
Total gross amount of assets and liabilities subject to MNA or similar agreements	$536,758	$(48,569)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
BNP Paribas Securities Services	$487,848	$—	$—	$—	$487,848
Deutsche Bank Securities, Inc.	30,455	—	—	—	30,455
Goldman Sachs & Co.	17,534	(1,257)	—	—	16,277
Morgan Stanley	921	—	—	—	921
Total	$536,758	$(1,257)	$—	$—	$535,501

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Goldman Sachs & Co.	$(1,257)	$1,257	$—	$—	$—
NatWest Markets Plc	(13,625)	—	—	—	(13,625)
State Street Global Markets LLC	(33,687)	—	—	—	(33,687)
Total	$(48,569)	$1,257	$—	$—	$(47,312)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund's prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor

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 July 31, 2025

sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
Geopolitical events, including the invasion of Ukraine by Russia and the conflict between Israel and Hamas, have injected uncertainty into the global financial markets. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2025. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)
Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, straddle deferrals, post-October losses deferrals, redemptions in-kind, derivatives, reclassification of dividend income, debt modification, late-year ordinary loss deferral, and adjustments related to Passive Foreign Investment Companies ("PFICs"). The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate

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 July 31, 2025

characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund.
c)
Distributions and Components of Distributable Earnings – The tax character of distributions paid by each Fund for the year ended July 31, 2025 and the year or period ended July 31, 2024 are as follows (as adjusted for dividends payable, if applicable):
	For the Year Ended July 31, 2025			For the Year or Period Ended July 31, 2024
Fund	Tax Exempt Income	Ordinary Income	Long-Term Capital Gains(1)	Tax Exempt Income	Ordinary Income	Long-Term Capital Gains(1)
AAA CLO ETF	$—	$5,825,455	$—	$—	$4,989,643	$—
Core Bond ETF	—	12,483,704	—	—	10,127,908	—
Large Cap Growth ETF	—	—	—	—	—	—
Municipal Opportunities ETF	16,182,939	1,323,988	—	11,811,311	874,856	—
Quality Value ETF(2)	—	3,731,973	2,833,296	—	4,642,738	246,350
Tax-Aware Bond ETF	13,716,390	2,273,563	—	6,143,266	2,274,549	—
Strategic Income ETF	—	6,033,274	—	—	3,702,553	—
Total Return Bond ETF	—	87,837,699	—	—	62,097,166	—

(1)	The Funds designate these distributions as long-term capital gains dividends pursuant to IRC Sec 852(b)(3)(c).
(2)
For the period from November 1, 2023 to July 31, 2024. Effective June 1, 2024, the Quality Value ETF changed its fiscal year end from October 31 to July 31 (See Note 1).
For the year ended October 31, 2023, the Predecessor Fund distributed $3,920,496 in ordinary income and $11,687,936 in long-term capital gains, respectively.

As of July 31, 2025, the components of total accumulated earnings (deficit) for each Fund on a tax basis are as follows:
Fund	Tax Exempt Income	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Other Temporary Differences(1)	Unrealized Appreciation (Depreciation) on Investments	Total Accumulated Earnings (Deficit)
AAA CLO ETF	$—	$553,342	$(1,999,378)	$(541,422)	$14,954	$(1,972,504)
Core Bond ETF	—	1,401,291	(26,809,159)	(1,616,624)	(14,866,717)	(41,891,209)
Large Cap Growth ETF	—	—	(18,533,137)	(153,308)	45,855,147	27,168,702
Municipal Opportunities ETF	1,986,592	—	(10,562,511)	(1,733,024)	(9,470,697)	(19,779,640)
Quality Value ETF	—	3,307,813	(3,020,583)	—	25,934,039	26,221,269
Tax-Aware Bond ETF	1,476,881	—	(7,273,165)	(1,443,540)	(21,156,358)	(28,396,182)
Strategic Income ETF	—	1,618,414	(6,960,430)	(828,867)	258,521	(5,912,362)
Total Return Bond ETF	—	12,645,817	(103,894,457)	(9,900,046)	(72,225,751)	(173,374,437)

(1)	The temporary differences noted above are comprised of distributions payable, straddle related deferrals, and ordinary income late year loss deferrals.
d)
Reclassification of Capital Accounts – The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as net operating loss, redemption in-kind, subsequent adjustments to wash sales, and reclassification of dividend income. Adjustments are made to reflect the impact these items have on the current and future earnings distributions to shareholders. Therefore, the source of the Funds' distributions may be shown in the accompanying Statements of Changes in Net Assets as from distributable earnings or from capital depending on the type of book and tax differences that exist. For the year ended July 31, 2025, the Funds recorded reclassifications to increase (decrease) the accounts listed below:
Fund	Paid-in-Capital	Distributable Earnings (Loss)
Core Bond ETF	$213,139	$(213,139)
Large Cap Growth ETF	27,608,789	(27,608,789)
Quality Value ETF	20,901,807	(20,901,807)
Strategic Income ETF	46,967	(46,967)
Total Return Bond ETF	1,638,998	(1,638,998)

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e)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At July 31, 2025 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
AAA CLO ETF	$22,321	$1,977,057
Core Bond ETF	15,245,201	11,563,958
Large Cap Growth ETF	18,533,137	—
Municipal Opportunities ETF	4,229,349	6,333,162
Quality Value ETF	1,925,553	1,095,030
Tax-Aware Bond ETF	2,988,421	4,284,744
Strategic Income ETF	2,031,612	4,928,818
Total Return Bond ETF	49,707,113	54,187,344
During the year ended July 31, 2025, Large Cap Growth ETF deferred 153,308 of Late-Year Ordinary Loss.
During the year ended July 31, 2025, Core Bond ETF utilized $32,158 and Tax-Aware Bond ETF utilized $1,994,154 of prior year capital loss carryforwards.
f)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at July 31, 2025 is different from book purposes primarily due to wash sale deferrals. The net unrealized appreciation/(depreciation) on investments for tax purposes, which consists of gross unrealized appreciation and depreciation was also different from book purposes primarily due to wash sale loss deferrals and mark-to-market adjustments on swaps, forwards, futures and options. Both the cost and unrealized appreciation and depreciation for federal income tax purposes are disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AAA CLO ETF	$108,840,348	$163,515	$(148,561)	$14,954
Core Bond ETF	400,530,744	2,264,942	(17,131,665)	(14,866,723)
Large Cap Growth ETF	112,860,304	47,449,097	(1,593,950)	45,855,147
Municipal Opportunities ETF	580,325,590	3,573,195	(13,043,892)	(9,470,697)
Quality Value ETF	144,424,287	29,007,848	(3,073,809)	25,934,039
Tax-Aware Bond ETF	404,919,524	725,298	(21,881,656)	(21,156,358)
Strategic Income ETF	175,635,798	3,174,851	(2,926,417)	248,434
Total Return Bond ETF	2,414,182,574	18,267,274	(90,486,958)	(72,219,684)
g)
Accounting for Uncertainty in Income Taxes – Pursuant to provisions set forth by U.S. GAAP, HFMC reviews each Fund’s tax positions for all open tax years. As of July 31, 2025, HFMC had reviewed the open tax years and concluded that there was no reason to record a liability for net unrecognized tax obligations relating to uncertain income tax positions. Each Fund files U.S. tax returns. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years, no examination is currently in progress. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended July 31, 2025, the Funds did not incur any interest or penalties. HFMC is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax obligations will significantly change in the next twelve months.
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund’s investment manager. The Trust, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Insurance Group, Inc. (formerly, The Hartford Financial Services Group, Inc.) ("The Hartford"). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP ("Wellington Management") under a sub-advisory agreement pursuant to which Wellington Management performs the daily investment of the assets of each of AAA CLO ETF, Core Bond ETF, Large Cap Growth ETF, Municipal Opportunities ETF, Quality Value ETF, Strategic Income ETF and Total Return Bond ETF in accordance with each Fund’s investment objective and policies. HFMC has contracted with Schroder Investment Management North America Inc. ("SIMNA") under a sub-advisory agreement with respect to Tax-Aware Bond ETF. SIMNA has contracted with Schroder Investment Management North America Limited ("SIMNA Ltd.") under sub-sub-advisory agreement with respect to Tax-Aware Bond ETF. SIMNA performs the daily investment of the assets for the Tax-Aware Bond ETF and SIMNA may allocate assets to or from SIMNA Ltd. in connection with the daily investment of the

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 July 31, 2025

assets for the Tax-Aware Bond ETF. HFMC pays a sub-advisory fee to the respective sub-adviser out of its management fee. SIMNA pays the sub-sub-advisory fees to SIMNA Ltd. out of the sub-advisory fees received from HFMC.
Under the Investment Management Agreement, the Investment Manager agrees to pay all expenses of each Fund, except (i) interest and taxes; (ii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (iii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iv) extraordinary expenses; (v) distribution fees and expenses paid by a Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) acquired fund fees and expenses; and (vii) the management fee payable to the Investment Manager under the Investment Management Agreement. The payment or assumption by the Investment Manager of any expense of a Fund that the Investment Manager is not required by the Investment Management Agreement to pay or assume shall not obligate the Investment Manager to pay or assume the same or any similar expense of a Fund on any subsequent occasion.
The table below reflects the rates of compensation paid to HFMC for investment management services rendered as of July 31, 2025; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
AAA CLO ETF	0.24%
Core Bond ETF	0.29%
Large Cap Growth ETF	0.59%
Municipal Opportunities ETF	0.29%
Quality Value ETF	0.45%
Tax-Aware Bond ETF	0.39%
Strategic Income ETF(1)	0.49%
Total Return Bond ETF	0.29%

(1)	Prior to September 30, 2024, the management fee rate was 0.54%.
b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Trust, on behalf of each Fund, and HFMC. HFMC is not entitled to any compensation under this agreement. HFMC has delegated certain accounting and administrative services functions to State Street. The cost and expenses of such delegation are born by HFMC, not the Funds.
c)
Fees Paid Indirectly – The Large Cap Growth ETF and Quality Value ETF have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc, to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. For the year ended July 31, 2025, the Funds did not recapture any fees.
d)
Distribution Plans – Each Fund, except Quality Value ETF, has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its shares. The Board has determined that the Funds may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees.
For the year ended July 31, 2025, the Funds did not pay any Rule 12b-1 fees.
e)
Remuneration Paid to Trustees and Officers – Certain officers of the Trust are trustees and/or officers of HFMC and/or The Hartford or its subsidiaries. For the year ended July 31, 2025, a portion of the Trust's Chief Compliance Officer’s ("CCO") compensation was paid by HFMC. As part of the Funds' Investment Management Agreement, HFMC also pays any Trustee and CCO compensation on behalf of the Funds.
8.
Securities Lending:
A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or

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 Notes to Financial Statements – (continued)
 July 31, 2025

a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of July 31, 2025.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
AAA CLO ETF	$—	$—	$—
Core Bond ETF	534,712	557,825	—
Large Cap Growth ETF	1,064,412	4,328	1,081,731
Municipal Opportunities ETF	—	—	—
Quality Value ETF	76,005	77,625	—
Tax-Aware Bond ETF	—	—	—
Strategic Income ETF	—	—	—
Total Return Bond ETF	6,060,691	6,277,193	—

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing.

9.
Custodian and Transfer Agent:
State Street serves as Custodian for the Funds pursuant to a custodian agreement ("Custodian Agreement") dated December 31, 2014, as amended from time to time.  As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the shares and calculates net income and realized capital gains or losses. State Street serves as Transfer Agent of each Fund pursuant to a transfer agency and service agreement ("Transfer Agency and Service Agreement") dated February 13, 2018, as amended from time to time.  As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of each Fund and processes the purchases and redemptions of Creation Units.
For the services provided under the Custodian Agreement and Transfer Agency and Service Agreement, HFMC, and not the Funds, compensates State Street pursuant to the Funds' unitary management fee structure.
10.
Affiliate Holdings:
As of July 31, 2025, affiliates of The Hartford had ownership of shares in certain Funds as follows:
Fund	Percentage of Fund
Large Cap Growth ETF	10%
Strategic Income ETF	13%

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 Notes to Financial Statements – (continued)
 July 31, 2025

As of July 31, 2025, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund
Core Bond ETF	56%
Large Cap Growth ETF	55%
Strategic Income ETF	35%
Total Return Bond ETF	23%
11.
Investment Transactions:
For the year ended July 31, 2025, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
AAA CLO ETF	$71,826,493	$48,117,895	$—	$—	$71,826,493	$48,117,895
Core Bond ETF	98,919,680	97,104,786	68,772,859	36,659,331	167,692,539	133,764,117
Large Cap Growth ETF	91,019,242	92,004,067	—	—	91,019,242	92,004,067
Municipal Opportunities ETF	370,193,149	208,557,869	—	15,000	370,193,149	208,572,869
Quality Value ETF	54,098,288	56,357,812	—	—	54,098,288	56,357,812
Tax-Aware Bond ETF	199,083,833	160,310,906	104,103,522	96,796,016	303,187,355	257,106,922
Strategic Income ETF	131,012,241	54,582,629	22,111,621	74,622,554	153,123,862	129,205,183
Total Return Bond ETF	672,439,243	643,766,458	558,851,539	508,163,905	1,231,290,782	1,151,930,363
For the year ended July 31, 2025, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
Fund	Cost of Purchases	Sales Proceeds	Realized Gain/(Loss)
Core Bond ETF	$50,472,615	$14,720,482	$213,445
Large Cap Growth ETF	61,955,518	61,397,607	28,373,935
Quality Value ETF	56,565,662	60,018,166	21,032,844
Strategic Income ETF	84,339,956	3,255,388	47,375
Total Return Bond ETF	399,959,332	144,437,476	1,642,326

12.
Share Transactions:
Each Fund will issue and redeem shares at NAV only with certain Authorized Participants in large increments known as "Creation Units." Purchases of Creation Units are made by tendering a basket of designated securities to a Fund and redemption proceeds are paid with a basket of securities from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Each Fund’s shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized Participants may be required to pay a transaction fee when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units, and is recorded as Other Capital on the Statements of Changes in Net Assets.
Purchase or redemption of Creation Units is only available to an Authorized Participant. An Authorized Participant is either (1) a "Participating Party" (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) ("Clearing Process"), or (2) a participant of DTC ("DTC Participant"), and, in each case, must have executed an agreement ("Participation Agreement") with the Distributor with respect to creations and redemptions of Creation Units.
Shares of Municipal Opportunities ETF, Tax-Aware Bond ETF and Total Return Bond ETF are listed and traded throughout the day on the NYSE Arca and shares of AAA CLO ETF, Core Bond ETF, Large Cap Growth ETF, Quality Value ETF and Strategic Income ETF are listed and traded throughout the day on Cboe BZX. Shares of each Fund are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price

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 July 31, 2025

for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar amount upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than a Fund’s NAV upon sale of shares.
Because each Fund is structured as an ETF, individual shares may only be purchased and sold on a listing exchange through a broker-dealer. The price of shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will only issue or redeem Creation Units to Authorized Participants who have entered into agreements with the Distributor. The Funds generally will issue or redeem Creation Units in return for a designated basket of securities (and an amount of cash) that the Fund specifies each day. The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time.
The following information is for the year ended July 31, 2025 and year or period ended July 31, 2024:
	For the Year Ended July 31, 2025		For the Year or Period Ended July 31, 2024
	Shares	Amount	Shares	Amount
AAA CLO ETF
Shares Sold	800,000	$31,200,990	2,100,000	$80,622,231
Shares Redeemed	(150,000)	(5,834,990)	(1,150,000)	(44,788,251)
Other Capital	—	22,123	—	51,365
Total Net Increase (Decrease)	650,000	25,388,123	950,000	35,885,345
Core Bond ETF
Shares Sold	2,550,000	$89,084,286	1,900,000	$65,266,301
Shares Redeemed	(550,000)	(19,204,439)	(1,550,000)	(53,803,040)
Other Capital	—	38,346	—	26,663
Total Net Increase (Decrease)	2,000,000	69,918,193	350,000	11,489,924
Large Cap Growth ETF
Shares Sold	2,775,000	$62,937,233	75,000	$1,269,158
Shares Redeemed	(2,650,000)	(61,987,709)	(25,000)	(418,147)
Other Capital	—	338	—	29
Total Net Increase (Decrease)	125,000	949,862	50,000	851,040
Municipal Opportunities ETF
Shares Sold	4,400,000	$169,331,279	1,800,000	$69,372,185
Shares Redeemed	(325,000)	(12,558,984)	(400,000)	(15,152,214)
Other Capital	—	119,686	—	50,715
Total Net Increase (Decrease)	4,075,000	156,891,981	1,400,000	54,270,686
Quality Value ETF(1)(2)
Shares Sold	2,350,000	$58,650,579	925,001	$23,096,821
Shares Redeemed	(2,450,000)	(61,484,904)	(1,575,000)	(37,907,914)
Other Capital	—	—	—	—
Total Net Increase (Decrease)	(100,000)	(2,834,325)	(649,999)	(14,811,093)
Tax-Aware Bond ETF
Shares Sold	7,000,000	$136,109,047	12,900,000	$246,151,269
Shares Redeemed	(4,400,000)	(82,687,630)	(1,850,000)	(34,167,302)
Other Capital	—	205,608	—	207,422
Total Net Increase (Decrease)	2,600,000	53,627,025	11,050,000	212,191,389
Strategic Income ETF
Shares Sold	3,200,000	$111,059,369	200,000	$6,702,200
Shares Redeemed	(100,000)	(3,368,622)	(150,000)	(5,063,636)
Other Capital	—	47,845	—	10,563
Total Net Increase (Decrease)	3,100,000	107,738,592	50,000	1,649,127
Total Return Bond ETF
Shares Sold	15,500,000	$526,419,944	16,450,000	$542,784,597
Shares Redeemed	(5,750,000)	(193,721,995)	(2,800,000)	(89,360,062)
Other Capital	—	189,807	—	230,048
Total Net Increase (Decrease)	9,750,000	332,887,756	13,650,000	453,654,583

(1)	For the period from November 1, 2023 to July 31, 2024. Effective June 1, 2024, the Quality Value ETF changed its fiscal year end to July 31 (See Note 1 in the Notes to Financial Statements).
(2)	The share transactions for the Quality Value ETF for the year ended October 31, 2023 are as follows:

108

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 July 31, 2025

	For the Year Ended October 31, 2023(1)
Quality Value ETF	Shares	Amount
Shares Sold(2)	7,278,138	$156,946,712
Shares Issued for Reinvested Dividends(2)	37,745	858,432
Shares Redeemed(2)	(7,878,908)	(170,802,378)
Reorganization (see Note 1)	7,684,257	166,507,716
Net Increase (Decrease)(2)	7,121,232	153,510,482
Class A
Shares Sold	314,497	$7,284,449
Shares Issued for Reinvested Dividends	458,294	10,659,453
Shares Redeemed	(8,103,051)	(179,821,950)
Net Increase (Decrease)	(7,330,260)	(161,878,048)
Class C
Shares Sold	97,617	$1,876,188
Shares Issued for Reinvested Dividends	15,597	302,177
Shares Redeemed	(286,977)	(5,349,607)
Net Increase (Decrease)	(173,763)	(3,171,242)
Class I
Shares Sold	388,347	$8,732,221
Shares Issued for Reinvested Dividends	87,476	2,001,361
Shares Redeemed	(1,787,994)	(39,221,923)
Net Increase (Decrease)	(1,312,171)	(28,488,341)
Class R3
Shares Sold	2,736	$63,393
Shares Issued for Reinvested Dividends	2,297	54,524
Shares Redeemed	(44,059)	(999,179)
Net Increase (Decrease)	(39,026)	(881,262)
Class R4
Shares Sold	31,094	$738,003
Shares Issued for Reinvested Dividends	13,177	316,133
Shares Redeemed	(254,050)	(5,787,791)
Net Increase (Decrease)	(209,779)	(4,733,655)
Class R5
Shares Sold	603	$15,289
Shares Issued for Reinvested Dividends	910	22,057
Shares Redeemed	(15,180)	(350,957)
Net Increase (Decrease)	(13,667)	(313,611)
Class R6
Shares Sold	156,960	$3,721,449
Shares Issued for Reinvested Dividends	32,143	780,498
Shares Redeemed	(667,871)	(15,451,489)
Net Increase (Decrease)	(478,768)	(10,949,542)
Class Y
Shares Sold	25,536	$620,145
Shares Issued for Reinvested Dividends	16,684	405,796
Shares Redeemed	(316,362)	(7,297,920)
Net Increase (Decrease)	(274,142)	(6,271,979)
Total Net Increase (Decrease)	(2,710,344)	$(63,177,198)

(1)
As of October 13, 2023, the Quality Value ETF converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization and Liquidation
(the "Reorganization"). All information and references to periods prior to the close of business on October 13, 2023 refers to the Predecessor Fund (as defined in Note 1). See
Note 1 for additional information about the Reorganization.

(2)	Includes Class F Shares of the Predecessor Fund prior to the Reorganization and the Quality Value ETF post Reorganization.
13.
Line of Credit:
The AAA CLO ETF, Core Bond ETF, Municipal Opportunities ETF, Tax-Aware Bond ETF, Strategic Income ETF, and Total Return Bond ETF participate  in a committed line of credit pursuant to a credit agreement dated February 27, 2025. Each such Fund may borrow under the line of credit for temporary or emergency purposes. These Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. As of February 27, 2025, the interest rate on borrowings is equal to the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an applicable margin. The

109

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 July 31, 2025

facility also charges a commitment fee. From August 1, 2024 through February 27, 2025, these Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by these Funds, if any, in connection with the credit facility during the period would be paid by the Investment Manager. During and as of the year ended July 31, 2025, none of these Funds had borrowings under these facilities.
14.
Indemnifications:
Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under the applicable laws of the State of Delaware and federal securities laws. In addition, the Trust, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
15.
Recent Accounting Pronouncement:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
16.
Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

110

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Hartford Funds Exchange-Traded Trust and Shareholders of Hartford AAA CLO ETF, Hartford Core Bond ETF, Hartford Large Cap Growth ETF, Hartford Municipal Opportunities ETF, Hartford Quality Value ETF, Hartford Schroders Tax-Aware Bond ETF, Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF) and Hartford Total Return Bond ETF

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the Funds listed in the table below (constituting Hartford Funds Exchange-Traded Trust, hereafter collectively referred to as the "Funds") as of July 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Fund Name
Hartford AAA CLO ETF(1)
Hartford Core Bond ETF(1)
Hartford Large Cap Growth ETF(1)
Hartford Municipal Opportunities ETF(1)
Hartford Quality Value ETF(2)
Hartford Schroders Tax-Aware Bond ETF(1)
Hartford Strategic Income ETF(1)
Hartford Total Return Bond ETF(1)

(1)	Statement of operations for the year ended July 31, 2025 and the statement of changes in net assets for the years ended July 31, 2025 and 2024
(2)
Statement of operations for the year ended July 31, 2025 and the statement of changes in net assets for the year ended July 31, 2025, for the period November 1, 2023 through July 31, 2024 and for the year ended October 31, 2023

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 25, 2025
We have served as the auditor of one or more investment companies in the Hartford Funds group of investment companies since 2020.

111

Hartford Active ETFs
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

112

Hartford Active ETFs
Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

113

Hartford Active ETFs
 Item 10. Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies.

During the period August 1, 2024 through July 31, 2025, the Hartford Funds Exchange-Traded Trust paid no remuneration to any of its trustees or officers or to any affiliated person of its trustees or officers. Under each Fund's unitary management fee arrangements, remuneration for independent trustees is paid by Hartford Funds Exchange-Traded Trust out of the management fee.

114

Hartford Active ETFs
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable. There were no approvals of investment advisory contracts during the period February 1, 2025 through July 31, 2025.

115

Hartford Active ETFs
Index Glossary for Indices Included in the Annual Shareholder Report (Unaudited)

Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes) is a sub-index of the
Bloomberg Municipal Bond Index. It is a rules-based market
value-weighted index of bonds with maturities of 1 year to 17 years engineered for the tax-exempt bond market.

Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) is designed to cover the USD-denominated long-term tax-exempt bond market.
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that cover the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through
securities, and asset-backed securities.

JP Morgan CLOIE AAA Index (reflects no deduction for fees, expenses or taxes) is designed to track the AAA-rated components of the USD-denominated, broadly syndicated CLO market.
Russell 1000 Growth Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those
Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the
Russell 3000 Index based on their market capitalization and current index membership.

Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
is designed to measure the performance of the 1,000 largest
companies in the Russell 3000 Index. The Russell 3000 Index is
designed to measure the performance of the 3,000 largest US
companies based on total market capitalizations.

Russell 1000 Value Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those
Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the
Russell 3000 Index based on their market capitalization and current index membership.

Additional Information Regarding Bloomberg Index(es).
“Bloomberg®” and the above referenced Bloomberg index(es) are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by Hartford Funds Management Company, LLC
("HFMC"). The Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or
warranty, express or implied, to the owners of or counterparties to the
Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of Bloomberg to HFMC is the licensing of certain trademarks, trade names and service marks and of the above
referenced Bloomberg index(es), which is determined, composed and calculated by BISL without regard to HFMC or the Funds. Bloomberg has no obligation to take the needs of HFMC or the owners of the
Funds into consideration in determining, composing or calculating the above referenced Bloomberg index(es). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the
Funds' customers, in connection with the administration, marketing or trading of the Funds.

BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR
THE COMPLETENESS OF THE ABOVE REFERENCED BLOOMBERG
INDEX(ES) OR ANY DATA RELATED THERETO AND SHALL HAVE NO
LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS
THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY,
EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY
HFMC, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR
ENTITY FROM THE USE OF THE ABOVE REFERENCED
BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO.
BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED
WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF
MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE
OR USE WITH RESPECT TO THE ABOVE REFERENCED
BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO.
WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM
EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND
ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS,
AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY
OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR
DAMAGES --WHETHER DIRECT, INDIRECT, CONSEQUENTIAL,
INCIDENTAL, PUNITIVE OR OTHERWISE --ARISING IN
CONNECTION WITH THE ABOVE REFERENCED BLOOMBERG
INDEX(ES) OR ANY DATA OR VALUES RELATING THERETO
--WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE,
EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

116

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
Hartford Funds Management Company, LLC (HFMC) is the investment manager for the active ETFs. Hartford AAA CLO ETF, Hartford Core Bond ETF, Hartford Large Cap Growth ETF, Hartford Municipal Opportunities ETF, Hartford Quality Value ETF, Hartford Strategic Income ETF and Hartford Total Return Bond ETF are sub-advised by Wellington Management Company LLP (Wellington). Hartford Schroders Tax-Aware Bond ETF is sub-advised by Schroder Investment Management North America Inc. (“SIMNA”) and sub-sub-advised by Schroder Investment Management North America Ltd. (“SIMNA Ltd”, together with SIMNA, “Schroders”). HFMC, Wellington, SIMNA, and SIMNA Ltd. are all SEC registered investment advisers. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Wellington, Schroders or HFMC.
ETFAR-A25 09/25 Printed in the U.S.A.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Not applicable.

(a)(3)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD FUNDS EXCHANGE-TRADED TRUST

Date: October 3, 2025	By:	/s/ Gregory A. Frost
Gregory A. Frost
President and Chief Executive Officer (Principal
Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 3, 2025	By:	/s/ Gregory A. Frost
Gregory A. Frost
President and Chief Executive Officer (Principal
Executive Officer)

Date: October 3, 2025	By:	/s/ Ankit Puri
Ankit Puri
Treasurer (Principal Accounting Officer) and
Principal/Chief Financial Officer